                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08648

                                 WT Mutual Fund
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Robert J. Christian
                              1100 N. Market Street
                              Wilmington, DE 19890
                       -----------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948

                     Date of fiscal year end: June 30, 2005

                  Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Portfolio pursues its investment objective by investing in one or more registered investment companies of WT Investment Trust
I. The performance of each Portfolio is directly affected by the performance of the Series in which it invests.

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES / PREMIER MONEY MARKET
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                Moody's/S&P     Principal
                                                                  Ratings'        Amount         Value
                                                                ------------   ------------   ------------
CERTIFICATES OF DEPOSIT -- 29.4%
   FOREIGN BANKS, FOREIGN CENTERS -- 24.2%
         Banque Nationale de Paris, 1.81%, 12/15/04                P-1, A-1+     25,000,000     25,000,000
         Calyon, 1.91%, 12/29/04                                   P-1, A-1+     25,000,000     25,000,000
         Landesbank Hessen-Thuringen, 1.26%, 10/28/04              P-1, A-1+     30,000,000     30,000,221
         Lloyds Bank PLC, 1.21%, 10/04/04                          P-1, A-1+     20,000,000     19,999,339
         Royal Bank of Scotland, 1.84%, 11/29/04                   P-1, A-1+     25,000,000     25,000,000
         Societe Generale, 1.51%, 10/07/04                         P-1, A-1+     15,000,000     15,000,025
                                                                                              ------------
                                                                                               139,999,585
                                                                                              ------------

   FOREIGN BANKS, U.S. BRANCHES -- 5.2%
         Credit Suisse First Boston Inc., NY, 1.81%, 12/08/04      P-1, A-1      25,000,000     25,000,000
         Toronto Dominion, 1.83%, 12/14/04                         P-1, A-1       5,000,000      5,000,000
                                                                                              ------------
                                                                                                30,000,000
                                                                                              ------------

     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $169,999,585)                                                                     169,999,585
                                                                                              ------------

COMMERCIAL PAPER -- 19.8%
   FINANCIAL -- 9.0%
         CIT Group, 1.57%, 10/19/04                                P-1, A-1       9,000,000      8,992,935
         Marsh & Mclennan Co., Inc., 1.66%, 10/26/04               P-1, A-1      18,000,000     17,979,250
         Morgan Stanley & Co., 1.78%, 10/18/04                     P-1, A-1      25,000,000     24,978,986
                                                                                              ------------
                                                                                                51,951,171
                                                                                              ------------

   LEASING -- 7.3%
         International Lease Finance Corp., 1.62%, 10/22/04        P-1, A-1+     17,520,000     17,503,444
         Vehicle Service Corp. of America, 1.67%, 11/15/04         P-1, A-1      25,000,000     24,947,812
                                                                                              ------------
                                                                                                42,451,256
                                                                                              ------------

   UTILITIES -- 3.5%
         Centrica PLC, 1.64%, 10/01/04                             P-1, A-1      20,000,000     20,000,000
                                                                                              ------------
     TOTAL COMMERCIAL PAPER
       (Cost $114,402,427)                                                                     114,402,427
                                                                                              ------------

CORPORATE NOTES -- 4.3%
   FINANCIAL NOTES -- 4.3%
         General Electric Capital Corp., 2.01%, 12/15/04*          AAA, AAA    $ 24,775,000   $ 24,794,084
                                                                                              ------------
     TOTAL CORPORATE BONDS
       (Cost $24,794,084)                                                                       24,794,084
                                                                                              ------------

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES / PREMIER MONEY MARKET
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                                 Moody's/S&P     Principal
                                                                                   Ratings'        Amount         Value
                                                                                 ------------   ------------   ------------
U.S. AGENCY OBLIGATIONS -- 16.1%
   FEDERAL HOME LOAN BANKS NOTES -- 6.1%
         Federal Home Loan Bank Notes, 1.17%, 12/16/04                                            15,000,000     14,977,425
         Federal Home Loan Bank Notes, 1.30%, 04/27/05                                            10,000,000     10,000,000
         Federal Home Loan Bank Notes, 1.38%, 05/03/05                                            10,000,000     10,000,000
                                                                                                               ------------
                                                                                                                 34,977,425
                                                                                                               ------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 2.2%
         Federal National Mortgage Association Discount Notes, 1.86%, 12/01/04                    13,000,000     12,959,028
                                                                                                               ------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 7.8%
         Federal National Mortgage Association Notes, 1.38%, 02/11/05                             15,000,000     15,000,000
         Federal National Mortgage Association Notes, 1.50%, 02/15/05                             30,000,000     30,000,000
                                                                                                               ------------
                                                                                                                 45,000,000
                                                                                                               ------------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $92,936,453)                                                                                        92,936,453
                                                                                                               ------------

REPURCHASE AGREEMENTS -- 30.4%
         With Goldman Sachs Group: at 1.90%, dated 09/30/04, to be
          repurchased at $88,541,373 on 10/01/04, collateralized by
          $90,769,466 of Federal National Mortgage Association
          Securities 6.00% due 10/01/33                                            A-1, P-1       88,536,700     88,536,700
         With Paine Webber Group: at 1.90%, dated 09/30/04, to be
          repurchased at $87,004,592 on 10/01/04, collateralized by
          $21,854,006 of Federal Home Loan Mortgage Corporation
          Securites with various coupons and maturities to 10/01/34 and
          $67,758,065 of Federal National Mortgage Association
          Securities with various coupons and maturities to 10/01/34               A-1, P-1       87,000,000     87,000,000
                                                                                                               ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $175,536,700)                                                                                      175,536,700
                                                                                                               ------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $577,669,249)+                                                                                      $577,669,249
                                                                                                               ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+     Cost of federal income tax purposes.

(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                Moody's/S&P   Principal
                                                                  Ratings'      Amount         Value
                                                                -----------  ------------   ------------
CERTIFICATES OF DEPOSIT -- 39.4%
   FOREIGN BANKS, FOREIGN CENTERS -- 29.8%
         Banque Nationale de Paris, 1.81%, 12/15/04              P-1, A-1+   $ 90,000,000   $ 90,000,000
         Calyon, 1.91%, 12/29/04                                 P-1, A-1+     75,000,000     75,000,000
         European Dollar, 1.61%, 11/12/04                        P-1, A-1+     90,000,000     90,000,000
         Landesbank Hessen-Thuringen, 1.26%, 10/28/04            P-1, A-1+    100,000,000    100,000,736
         Landeskbank Baden, 1.57%, 10/25/04                      P-1, A-1+     50,000,000     50,000,000
         Lloyds Bank PLC, 1.21%, 10/04/04                        P-1, A-1+     88,000,000     87,997,090
         Royal Bank of Scotland London, 1.84%, 11/29/04          P-1, A-1+     75,000,000     75,000,000
         Societe Generale, 1.51%, 10/07/04                       P-1, A-1+     40,000,000     40,000,066
                                                                                            ------------
                                                                                             607,997,892
                                                                                            ------------

   FOREIGN BANKS, U.S. BRANCHES -- 9.6%
         Credit Suisse First Boston, Inc., NY, 1.81%, 12/08/04   P-1, A-1     100,000,000    100,000,000
         HBOS Treasury Services, 1.58%, 10/26/04                 P-1, A-1+     50,000,000     50,000,000
         Toronto Dominion, 1.83%, 12/14/04                       P-1, A-1      45,000,000     45,000,000
                                                                                            ------------
                                                                                             195,000,000
                                                                                            ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $802,997,892)                                                                   802,997,892
                                                                                            ------------

COMMERCIAL PAPER -- 19.3%
   BANKS -- 0.5%
         HBOS Treasury Services, 1.65%, 11/10/04                 P-1, A-1      10,000,000      9,981,667
                                                                                            ------------

   FINANCIAL -- 13.0%
         CIT Group., 1.57%, 10/19/04                             P-1, A-1      20,000,000     19,984,300
         CIT Group., 1.68%, 11/12/04                             P-1, A-1      35,000,000     34,931,400
         General Electric Capital Corp, 1.80%, 12/08/04          P-1, A-1+     90,000,000     89,694,000
         Marsh & Mclennan Co., Inc., 1.66%, 10/26/04             P-1, A-1      30,000,000     29,965,417
         Morgan Stanley & Co., 1.78%, 10/18/04                   P-1, A-1      90,000,000     89,924,350
                                                                                            ------------
                                                                                             264,499,467
                                                                                            ------------

   LEASING -- 4.6%
         Vehicle Service Corp. of America, 1.67%, 11/15/04       P-1, A-1      95,000,000     94,801,687
                                                                                            ------------

   UTILITIES -- 1.2%
         Centrica PLC, 1.64%, 10/01/04                           P-1, A-1      25,000,000     25,000,000
                                                                                            ------------
     TOTAL COMMERCIAL PAPER
       (Cost $394,282,821)                                                                   394,282,821
                                                                                            ------------

CORPORATE BONDS -- 4.5%
   BANKS -- 4.5%
         Bank of America NT & SA, 1.53%, 10/18/04                P-1, A-1      91,000,000     91,000,000
                                                                                            ------------
     TOTAL CORPORATE BONDS
       (Cost $91,000,000)                                                                     91,000,000
                                                                                            ------------

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / PRIME MONEY MARKET SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                   Moody's/S&P        Principal
                                                                                     Ratings'           Amount            Value
                                                                                   -----------      --------------   --------------
U.S. AGENCY OBLIGATIONS -- 10.3%
   FEDERAL HOME LOAN BANKS NOTES -- 4.2%
         Federal Home Loan Bank Notes, 1.17%, 12/16/04                                                  30,000,000       29,954,850
         Federal Home Loan Bank Notes, 1.30%, 04/27/05                                                  25,000,000       25,000,000
         Federal Home Loan Bank Notes, 1.38%, 05/03/05                                                  30,000,000       30,000,000
                                                                                                                     --------------
                                                                                                                         84,954,850
                                                                                                                     --------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 1.2%
         Federal National Mortgage Association Notes, 1.86%,
         12/01/04                                                                                       25,000,000       24,921,208
                                                                                                                     --------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 4.9%
         Federal National Mortgage Association Notes, 1.38%,
         02/11/05                                                                                       30,000,000       30,000,000
         Federal National Mortgage Association Notes, 1.50%,
         02/15/05                                                                                       70,000,000       70,000,000
                                                                                                                     --------------
                                                                                                                        100,000,000
                                                                                                                     --------------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $209,876,058)                                                                                              209,876,058
                                                                                                                     --------------

REPURCHASE AGREEMENTS -- 26.5%
         With Goldman Sachs Group: at 1.90%, dated 09/30/04, to be repurchased at $270,653,784 on 10/01/04, collateralized by $170,688,886 of Federal
          National Mortgage Association Securities with various coupons and maturities to 03/01/33 and $106,850,246 of Federal Home Loan Mortgage
          Corporation securities 5.10% due 10/01/33                                 A-1, P-1           270,639,500      270,639,500
         With Paine Webber Group: at 1.90%, dated 09/30/04, to be
          repurchased at $270,014,250 on 10/01/04, collateralized by
          $68,027,706 of Federal Home Loan Mortgage Corporation
          Securites with various coupons and maturities to 09/01/34 and
          $210,073,693 of Federal National Mortgage Association
          Securities with various coupons and maturities to 07/01/34                A-1, P-1           270,000,000      270,000,000
                                                                                                                     --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $540,639,500)                                                                                              540,639,500
                                                                                                                     --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $2,038,796,271)+                                                                                          $2,038,796,271
                                                                                                                     ==============

+     Cost for federal income tax purposes.

(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. GOVERNMENT SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                  Principal
                                                                                     Amount         Value
                                                                                 ------------   ------------
U.S. AGENCY OBLIGATIONS -- 81.5%
   FEDERAL FARM CREDIT BANKS -- 5.9%
         Federal Farm Credit Banks Notes, 1.60%, 10/07/04*                       $ 50,000,000   $ 49,987,605
                                                                                                ------------

   FEDERAL HOME LOAN BANKS NOTES -- 20.9%
         Federal Home Loan Bank Notes, 1.75%, 12/13/04*                            20,000,000     19,988,299
         Federal Home Loan Bank Notes, 3.63%, 10/15/04                             16,160,000     16,171,778
         Federal Home Loan Bank Notes, 6.25%, 11/15/04                             19,000,000     19,102,600
         Federal Home Loan Bank Notes, 1.37%, 03/25/05                             10,000,000     10,000,000
         Federal Home Loan Bank Notes, 1.36%, 04/01/05                             10,000,000     10,000,000
         Federal Home Loan Bank Notes, 1.30%, 04/27/05                             10,000,000     10,000,000
         Federal Home Loan Bank Notes, 1.38%, 05/03/05                             10,000,000     10,000,000
         Federal Home Loan Bank Notes, 1.17%, 12/16/04                             15,000,000     14,977,425
         Federal Home Loan Bank Notes, 1.48%, 10/05/04*                            14,150,000     14,141,340
         Federal Home Loan Bank Notes, 1.64%, 10/12/04*                            15,000,000     14,999,840
         Federal Home Loan Bank Notes, 1.54%, 10/19/04*                            10,000,000      9,998,854
         Federal Home Loan Bank Notes, 1.80%, 12/15/04*                            28,900,000     28,895,021
                                                                                                ------------
                                                                                                 178,275,157
                                                                                                ------------

   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 26.9%
         Federal Home Loan Mortgage Corporation Discount Notes,
         1.53%, 10/05/04                                                           47,138,000     47,129,987
         Federal Home Loan Mortgage Corporation Discount Notes,
         1.58%, 10/18/04                                                           40,000,000     39,970,156
         Federal Home Loan Mortgage Corporation Discount Notes,
         1.61%, 11/03/04                                                           25,000,000     24,963,104
         Federal Home Loan Mortgage Corporation Discount Notes,
         1.63%, 11/03/04                                                           50,000,000     49,925,291
         Federal Home Loan Mortgage Corporation Discount Notes,
         1.80%, 11/23/04                                                           25,000,000     24,933,750
         Federal Home Loan Mortgage Corporation Discount Notes
         , 1.57%, 10/12/04                                                         43,236,000     43,215,259
                                                                                                ------------
                                                                                                 230,137,547
                                                                                                ------------

   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 3.0%
         Federal Home Loan Mortgage Corporation Notes, 3.25%,
         11/15/04                                                                  25,149,000     25,192,741
                                                                                                ------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 13.2%
         Federal National Mortgage Association Discount Notes,
         1.53%, 10/20/04                                                           20,000,000     19,983,850
         Federal National Mortgage Association Discount Notes,
         1.69%, 11/24/04                                                           25,000,000     24,936,812
         Federal National Mortgage Association Discount Notes,
         1.72%, 11/24/04                                                           27,661,000     27,589,635
         Federal National Mortgage Association Discount Notes,
         1.85%, 12/22/04                                                           40,000,000     39,831,444
                                                                                                ------------
                                                                                                 112,341,741
                                                                                                ------------

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. GOVERNMENT SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                          Principal
                                                                                            Amount         Value
                                                                                        ------------   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 11.6%
         Federal National Mortgage Association Notes, 1.77%,
         12/08/04                                                                         30,000,000     29,899,984
         Federal National Mortgage Association Notes, 1.38%,
         02/11/05                                                                         15,000,000     15,000,000
         Federal National Mortgage Association, 1.51%,
         10/21/04*                                                                        25,000,000     24,982,743
         Federal National Mortgage Association, 1.74%,
         12/09/04*                                                                        29,250,000     29,229,701
                                                                                                       ------------
                                                                                                         99,112,428
                                                                                                       ------------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $695,047,219)                                                                              695,047,219
                                                                                                       ------------

REPURCHASE AGREEMENTS -- 18.5%
         With Goldman Sachs Group: at 1.90%, dated 09/30/04, to be
          repurchased at $79,826,913 on 10/01/04, collateralized by
          $81,835,588 of Federal National Mortgage Association
          Securities 6.00% due 09/01/34                                      A-1, P-1     79,822,700     79,822,700
         With Paine Webber Group: at 1.90%, dated 09/30/04, to be
          repurchased at $78,004,117 on 10/01/04, collateralized by
          $21,854,006 of Federal Home Loan Mortgage Corporation
          Securites with various coupons and maturities to 01/01/34 and
          $73,957,276 of Federal National Mortgage Association
          Securities with various coupons and maturities to 07/01/34         A-1, P-1     78,000,000     78,000,000
                                                                                                       ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $157,822,700)                                                                              157,822,700
                                                                                                       ------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $852,869,919)+                                                                              $852,869,919
                                                                                                       ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+     Cost for federal income tax purposes.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX EXEMPT SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                           Moody's/S&P     Principal
                                                                             Ratings'        Amount        Value
                                                                           ------------   -----------   -----------
MUNICIPAL BONDS -- 100.0%
   ALASKA -- 1.7%
         Valdez, AK Marine Terminal Rev. Refunding Bonds (BP
         Pipelines Inc., Proj.), Ser. 2003A, 1.74%, 10/01/04*              VMIG-1, A-1+   $ 2,200,000   $ 2,200,000
         Valdez, AK Marine Terminal Rev. Refunding Bonds (BP
         Pipelines, Inc.) Proj. C, 1.74%, 10/01/04*                          P-1, A-1+      5,080,000     5,080,000
                                                                                                        -----------
                                                                                                          7,280,000
                                                                                                        -----------

   ARIZONA -- 1.5%
         Salt River Proj., AZ Agric. Imp. & Power Dist. Commercial
         Paper Notes, 1.32%, 10/04/04                                                       3,700,000     3,700,000
         Salt River Proj., AZ Agric. Imp. & Power Dist. Commercial
         Paper Notes, 1.60%, 12/09/04                                                       2,800,000     2,800,000
                                                                                                        -----------
                                                                                                          6,500,000
                                                                                                        -----------

   COLORADO -- 0.9%
         Colorado Health Fac. Auth. Hosp. Rev. Commercial Paper
         Notes (Poudre Valley Health Care, Inc. Proj.), Ser. A,
         1.23%, 12/07/04                                                     P-1, A-1+      4,000,000     4,000,000
                                                                                                        -----------

   DELAWARE -- 2.2%
         Delaware Economic Dev. Auth. Var. Rate Demand Rev.
         Bonds (St. Andrew's School Proj.), Ser. 2003, 1.70%,
         10/07/04*                                                         VMIG-1, A-1+     9,400,000     9,400,000
                                                                                                        -----------

   FLORIDA -- 11.8%
         City of Jacksonville FL Pcr Ref. Bonds Florida Power &
         Light Co. Proj., 1.29%, 11/04/04                                   P-1, AAA-1+     5,300,000     5,300,000
         City of Jacksonville, FL Pcr Rev. Ref. Bonds Florida Power
         & Light Co. Proj. Ser. 1992, 1.32%, 10/04/04                        Aa3, AA-       6,150,000     6,150,000
         Jacksonville, FL Electric Auth. Rev. Ref. Bonds,1.40%, 10/04/04     Aa1, AA        5,500,000     5,500,000
         Florida Muni Power Agency Initial Pooled Loan Proj. Commercial
         Paper Notes, Ser. A, 1.35%, 10/13/04                                              14,265,000    14,265,000
         Orange County, FL Health Fac. Auth. Ref. Prog. Rev. Bonds,
         Ser. 1985 (Pooled Hosp. Loan Prog.), 1.15%, 11/08/04                Aa3, AA-       8,000,000     8,000,000
         Orange County, FL Housing Fin. Auth. Multi-Family Housing
         Ref. Rev. Bonds (Post Fountains at Lee Vista Proj.), FNMA
         Gtd., Ser. 1997E, 1.67%, 10/07/04*                                  N/R, A-1+      4,235,000     4,235,000
         St. Lucie County, FL Poll. Cntrl. Ref. Rev. Bonds (Florida
         Power & Light Proj.), Ser. 2000, 1.75%, 10/01/04*                  VMIG-1, A-1     7,650,000     7,650,000
                                                                                                        -----------
                                                                                                         51,100,000
                                                                                                        -----------

   GEORGIA -- 10.4%
         Burke County, GA Dev. Auth. Poll. Cntrl. Rev. Bonds
         (Ogelthorpe Power Corp. Vogtle Proj.) Ser. 1998B, 1.22%,
         12/07/04                                                          VMIG-1, A-1+     7,500,000     7,500,000
         Clayton County, GA Hosp. Auth. Rev. Ant. Cert. (Southern
         Regional Medical Center Proj.), LOC SunTrust Bank, Ser
         1998B, 1.69%, 10/07/04*                                           Aa1, N/R         3,670,000     3,670,000
         Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp.,
         Inc. Proj.), LOC SunTrust Bank, Ser. 1997, 1.69%, 10/07/04*       Aa2, N/R         1,500,000     1,500,000
         Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp.,
         Inc. Proj.), LOC SunTrust Bank, Ser. 2000, 1.69%, 10/07/04*       VMIG-1, N/R      4,400,000     4,400,000

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX EXEMPT SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                      Moody's/S&P   Principal
                                                                        Ratings'      Amount        Value
                                                                     ------------   ----------   ----------
      Columbus, GA Housing Auth. Rev. Bonds (Columbus State
      Univ. Foundation, Inc. Proj.), LOC SunTrust Bank, Ser.1997,
      1.69%, 10/07/04*                                                 Aa2, N/R      1,100,000    1,100,000
      Debalk County, GA Hosp. Auth. Rev. Ant. Cert. (Dekalb
      Medical Center Proj.), LOC SunTrust Bank, Ser. 1993B,
      1.69%, 10/07/04*                                               VMIG-1, N/R     1,900,000    1,900,000
      Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds
      (Georgia Power Co. Plant Hammond Proj.), Ser. 1996,, 1.76%,
       10/01/04*                                                     VMIG-1, A-1     3,700,000    3,700,000
      Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc.
      Proj.), LOC SunTrust Bank, Ser. 1999, 1.69%, 10/07/04*           Aa2, N/R      3,500,000    3,500,000
      Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis
      Foundation, Inc. Proj.), LOC SunTrust Bank, Ser. 1996,
      1.69%, 10/07/04*                                                 Aa2, N/R        900,000      900,000
      Fulton County, GA Dev. Auth. Rev. Bonds (Trinity School,
      Inc. Proj.), LOC SunTrust Bank, Ser. 2000, 1.69%, 10/07/04*    VMIG-1, N/R     5,700,000    5,700,000
      Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan
      School, Inc. Proj.), LOC SunTrust Bank, Ser. 1999, 1.69%,
      10/07/04*                                                        Aa2, N/R      5,000,000    5,000,000
      Heard County, GA Poll. Cntrl. Rev. Bonds (Georgia Power
      Co. Plant Wansley Proj.), Ser. 1996, 1.81%, 10/01/04*          VMIG-1, A-1     2,000,000    2,000,000
      Macon Bibb County, GA Hosp. Auth. Rev. Ant. Cert. (Central
      GA Sr. Health, Inc. Carlyle Place Proj.), LOC SunTrust Bank,
      Ser. 2000, 1.76%, 10/01/04*                                    VMIG-1, A-1+    4,175,000    4,175,000
                                                                                                 ----------
                                                                                                 45,045,000
                                                                                                 ----------

ILLINOIS -- 16.9%
      Illinois Dev. Fin. Auth. Poll. Cntrl. Rev. Ref. Bonds (YMCA
      Met Chicago Proj.), 1.72%, 10/01/04*                            N/R, A-1+      2,100,000    2,100,000
      Illinois Dev. Fin. Auth. Rev. Bonds (Goodman Theatre Proj.),
      LOC Banc One N.A./Northern Trust, Ser. 1999, 1.70%,
      10/07/04*                                                       N/R, A-1+     13,400,000   13,400,000
      Illinois Dev. Fin. Auth. Rev. Bonds (Radiological Society
      Proj.), LOC American NB & T, Ser. 1997, 1.70%, 10/07/04*        N/R, A-1+      2,120,000    2,120,000
      Illinois Dev. Fin. Auth. Rev. Bonds (St. Augustine College
      Proj.), 1.72%, 10/01/04*                                       VMIG-1, N/R     2,225,000    2,225,000
      Illinois Educ. Fac. Auth. Rev. Bonds (ACI/Cultural Pooled
      Financing Proj.), LOC American NB & T, Ser. 1998, 1.68%,
      10/07/04*                                                       N/R, A-1+      8,000,000    8,000,000
      Illinois Educ. Fac. Auth. Rev. Bonds (Depaul Univ. Proj.),
      LOC Northern Trust Co., Ser. 1992, 1.70%, 10/07/04*            VMIG-1, A-1+   15,300,000   15,300,000
      Illinois Educ. Fac. Auth. Rev. Bonds Ser. 2001B-3 (The
      Univ. of Chicago), 1.65%, 07/28/05                             VMIG1, A-1+    20,000,000   20,000,000
      Illinois Health Fac Auth. Variable Rate Adj.Demand Rev
      Bonds Ser. 1996 (Evanston Hospital Corp.),
      1.40%, 11/12/04                                                VMIG-1, A-1+   10,000,000   10,000,000
                                                                                                 ----------
                                                                                                 73,145,000
                                                                                                 ----------

INDIANA -- 4.4%
      City of Mt. Vernon, IN Pollution Control & Solid Waste
      Disposal Rev. Bonds Ser. 1989A (General Electric Co. Proj.),
      1.66%, 10/05/04                                                  Aaa, AAA     18,800,000   18,800,000
                                                                                                 ----------

KANSAS -- 1.2%

      Wamego, KS Poll. Cntrl. Ref. Rev. Bonds (Utilicorp United,
      Inc. Proj.), LOC Bank One, NA, Ser. 1996, 1.70%, 10/07/04*       P-1, A-1      5,000,000    5,000,000
                                                                                                 ----------

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX EXEMPT SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                      Moody's/S&P   Principal
                                                                        Ratings'      Amount        Value
                                                                     ------------   ----------   ----------
MARYLAND -- 2.8%
      Maryland Health & Higher Educ, 1.30%, 10/15/04                                 7,742,000    7,742,000
      Montgomery Cnty MD, TECP, 1.30%, 10/15/04                                      4,300,000    4,300,000
                                                                                                 ----------
                                                                                                 12,042,000
                                                                                                 ----------

MASSACHUSETTS -- 3.5%
      Massachusetts State Health & Educ. Fac. Auth. Rev. Notes,
      Harvard Univ. Issue, Ser. EE, 1.30%, 01/11/05                   P-1, A-1+     15,000,000   15,000,000
                                                                                                 ----------

 MINNESOTA -- 3.5%
      City of Rochester, MN Health Care Fac. Rev. Bonds Mayo
      Foundation  Mayo Medical Center Ser. 2001D, 1.37%,
      10/14/04                                                         N/R, AA+     10,000,000   10,000,000
      City of Rochester, MN Health Care Facilities Rev. Bonds
      Mayo Foundation  Mayo Medical Center Ser. 2001D, 1.40%,
      10/13/04                                                         N/R, AA+      5,000,000    5,000,000
                                                                                                 ----------
                                                                                                 15,000,000
                                                                                                 ----------

MISSISSIPPI -- 2.5%
      Jackson County, MS Port Fac. Rev. Bonds (Chevron U.S.A.,
      Inc. Proj.), Ser. 1993, 1.74%, 10/01/04*                         P-1, N/R     10,970,000   10,970,000
                                                                                                 ----------

MISSOURI -- 0.6%
      Missouri Health & Educ. Fac. Auth. (Washington Univ
      Proj.), Ser. 1996A, 1.74%, 10/01/04*                           VMIG-1, A-1+    2,300,000    2,300,000
      Missouri Health & Educ. Fac. Auth. Rev. B (Washington
      Univ. Proj.), Ser. 1996-B, 1.74%, 10/01/04*                    VMIG-1, A-1+      500,000      500,000
                                                                                                 ----------
                                                                                                  2,800,000
                                                                                                 ----------

NEBRASKA -- 8.0%
      Nebraska Public Power Dist. TECP, Ser. A, 1.15%, 12/08/04        P-1, A-1     16,500,000   16,500,000
      Omaha Public Power Dist. Nebraska Commercial Paper Notes,
      1.50%, 11/05/04                                                                9,000,000    9,000,000
      Omaha Public Power Dist. Nebraska Commercial Paper Notes,
      1.50%, 11/09/04                                                                9,000,000    9,000,000
                                                                                                 ----------
                                                                                                 34,500,000
                                                                                                 ----------

NEW MEXICO -- 2.3%
      Hurley New Mexico (British Petro C Pollution Control
      Revenue Bonds Series 1985, 1.74%, 10/01/04*                      Aa1, AA+     10,000,000   10,000,000
                                                                                                 ----------
NORTH CAROLINA -- 1.2%
      Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. Rev.
      Bonds (Texas Gulf Proj.), LOC BNP Paribas, Ser. 1985,
      1.83%, 10/07/04*                                                 Aa3, N/R      5,000,000    5,000,000
                                                                                                 ----------

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX EXEMPT SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                  Moody's/S&P    Principal
                                                                                     Ratings'      Amount        Value
                                                                                  ------------   ----------   ----------
OKLAHOMA -- 0.7%
      Tulsa County Ind. Auth., OK Variable Rate Demand Mtge.
      Rev. Bonds, (Montereau in Warren Woods Proj.), LOC BNP
      Paribas, Ser. 2002A, 1.74%, 10/01/04*                                        N/R, A-1+      2,885,000    2,885,000
                                                                                                              ----------

PENNSYLVANIA -- 2.0%
      Beaver County, PA Ind. Dev. Auth. Poll. Cntrl. Rev. Bonds
      (Atlantic Richfield Co. Proj.), Ser. 1995, 1.70%, 10/07/04*                 VMIG-1, A-1+    4,200,000    4,200,000
      Geisinger Auth. PA Hlth. Sys. Variable Rate Auth. Ref. Rev.
      Bonds, 1.71%, 10/01/04*                                                     VMIG-1, A-1+    4,300,000    4,300,000
                                                                                                              ----------
                                                                                                               8,500,000
                                                                                                              ----------

SOUTH CAROLINA -- 2.7%
      South Carolina State Public Services Auth. TECP,
       1.30%, 10/04/04                                                              N/R, N/R     11,700,000   11,700,000
                                                                                                              ----------

TENNESSEE -- 6.1%
      City of Memphis, TN Gen. Oblig. Cp, 1.21%, 12/09/04                           Aa2, AA      17,500,000   17,500,000
      Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
      Municipal Bond Fund Proj.), LOC Bank of America, Ser. 1984,
       1.70%, 10/07/04*                                                            N/R, A-1+      2,150,000    2,150,000
      Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
      Municipal Bond Fund Proj.), LOC Bank of America, Ser. 1995,
       1.70%, 10/07/04*                                                            N/R, A-1+      1,000,000    1,000,000
      Clarksville, TN Public Bldg. Auth. Rev. Bonds, LOC Bank of
      America, Ser. 2001, 1.76%, 10/01/04*                                        VMIG-1, N/R     4,830,000    4,830,000
      Montgomery County, TN Public Bldg. Auth. Rev. Bonds
      (Tennessee County Loan Pool), LOC Bank of America, Ser.
      2002, 1.76%, 10/01/04*                                                      VMIG-1, N/R       885,000      885,000
                                                                                                              ----------
                                                                                                              26,365,000
                                                                                                              ----------

TEXAS -- 8.8%
      City of Houston Gen. Oblig. Commercial Paper Notes,
      Ser. E, 1.23%, 12/07/04                                                       N/R, N/R      3,000,000    3,000,000
      City of San Antonio, TX Water System Commercial Paper Notes,
      1.23%,12/09/04                                                               P-1, A-1+      5,000,000    5,000,000
      City of San Antonio Electric And Gas System TECP, 1.32%,
      10/12/04                                                                                    7,500,000    7,500,000
      Harris County, TX Health Fac. Auth. Dev. Corp. Hosp. Rev.
      Bonds (Texas Children's Hosp. Proj.), Ser. 1991B-1, 1.75%,
      10/01/04*                                                                   VMIG-1, A-1+   10,000,000   10,000,000
      Harris County, TX Health Fac. Auth. Dev. Corp. Variable
      Rate Rev. Bonds (The Methodist Hosp.), Ser. 2002, 1.72%,
      10/01/04*                                                                    N/R, A-1+      3,500,000    3,500,000
      Harris County, TX Health Fac. Dev. Corp. Rev. Bonds
      (YMCA of The Greater Houston Area), LOC JP Morgan/Chase,
       Ser. 2002, 1.72%, 10/01/04*                                                VMIG-1, N/R     2,000,000    2,000,000
      Port Arthur Navigation Dist. of Jefferson County, TX Poll.
      Contrl. Rev. Ref. Bonds (Texaco Inc. Proj.), Ser. 1994, 1.74%,
       10/01/04*                                                                  P-1, A-1+      4,650,000    4,650,000
      Southwest Higher Educ. Auth., TX Higher Educ. Rev.
      Bonds (Southern Methodist Univ. Proj.), LOC Landesbank
      Hessen-Thurigen, Ser. 1985, 1.74%, 10/01/04*                                VMIG-1, N/R       300,000      300,000

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / TAX EXEMPT SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                       Moody's/S&P    Principal
                                                                         Ratings'       Amount       Value
                                                                       ------------   ---------   ------------
         State of Texas Public Finance Auth. CP, 1.25%, 11/04/04                      2,000,000      2,000,000
                                                                                                  ------------
                                                                                                    37,950,000
                                                                                                  ------------

   UTAH -- 0.1%
         Salt Lake County, UT Poll. Cntrl. Rev. SVC Station Holdings
          Proj. (BP PLC), 1.74%, 10/01/04*                               Aa1, AA+       500,000        500,000
                                                                                                  ------------

   WASHINGTON -- 1.0%
         Washington Health Care Fac. Auth. Lease Rev. Bonds
         (National Healthcare Research & Educ. Proj.), LOC BNP
         Paribas, 1.70%, 10/07/04*                                     VMIG-1, N/R    4,100,000      4,100,000
                                                                                                  ------------

   WISCONSIN -- 3.2%
         State of Wisconsin Gen. Oblig. Commercial Paper Notes
         Ser. A, 1.32%, 10/08/04                                                      7,254,000      7,254,000
         State of Wisconsin Gen. Oblig. Commercial Paper Notes
         Ser. B, 1.32%, 10/08/04                                                      6,699,000      6,699,000
                                                                                                  ------------
                                                                                                    13,953,000
                                                                                                  ------------
     TOTAL MUNICIPAL BONDS
       (Cost $431,535,000)                                                                         431,535,000
                                                                                                  ------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $431,535,000)+                                                                         $431,535,000
                                                                                                  ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+     Cost for Federal income tax purposes.

1 Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

LOC --- Letter of Credit.
SBPA --- Stand-by Bond Purchase Agreement.
TECP --- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                 Moody's/S&P   Principal
                                                                    Ratings'     Amount        Value
                                                                 -----------   ----------   -----------
CORPORATE BONDS -- 52.2%
   FINANCIAL -- 18.8%
         Abbey National PLC, 6.69%, 10/17/05                        A1, A      $  675,000   $   700,589
         AIG Sunamerica Global Finance144A, 5.85%, 08/01/08        Aaa, AAA     1,600,000     1,724,850
         Bank of America Corp., 7.80%, 02/15/10                     Aa3, A        600,000       704,851
         Citigroup, Inc., 5.63%, 08/27/12                          Aa2, A+      1,100,000     1,175,730
         Credit Suisse First Boston, 5.75%, 04/15/07               Aa3, A+      1,300,000     1,378,549
         Equifax, Inc., 6.30%, 07/01/05                            Baa1, A-       300,000       307,765
         First Union Corp., 6.82%, 08/01/06                         A1, A-        200,000       245,145
         General Electric Capital Corp., 6.50%, 12/10/07           Aaa, AAA     1,625,000     1,772,828
         General Electric Global Insurance, 7.75%, 06/15/30         A1, A-        300,000       357,583
         General Motors Acceptance Corp., 2.60%, 11/18/04*         A3, BBB        800,000       801,814
         General Motors Acceptance Corp., 7.75%, 01/19/10          A3, BBB      1,715,000     1,884,541
         Goldman Sachs Group, 6.65%, 05/15/09                      Aa3, A+      2,100,000     2,338,575
         Household Finance Corp., 6.38%, 11/27/12                   A1, A       3,000,000     3,324,134
         International Lease Finance Corp., 5.63%, 06/01/07        A1, AA-      2,000,000     2,112,854
         JP Morgan Chase & Co., 6.50%, 08/01/05                     A1, A       1,750,000     1,806,103
         MBNA America, 7.75%, 09/15/05                            Baa1, BBB+    2,500,000     2,603,374
         MBNA America, 6.50%, 06/20/06                            Baa1, BBB+    1,000,000     1,057,232
         Morgan Stanley, 4.75%, 04/01/14                            A1, A       1,500,000     1,452,114
         National City Bank, 2.70%, 08/24/09                       Aa3, A+        704,545       691,082
         Prudential Insurance Co., 6.38%, 07/23/06                  A2, A+      1,090,000     1,158,452
         Salomon Smith Barney Holdings, 6.50%, 02/15/08            Aa1, AA-     2,100,000     2,296,930
         Wells Fargo Financial, 5.50%, 08/01/12                    Aa1, AA-     1,700,000     1,804,375
                                                                                            -----------
                                                                                             31,699,470
                                                                                            -----------

   INDUSTRIAL -- 24.4%
         Bausch & Lomb, Inc., 6.75%, 12/15/04                     Ba1, BBB-     1,000,000     1,006,342
         Conagra Foods, Inc., 6.00%, 09/15/06                     Baa1, BBB+    2,000,000     2,103,822
         CSX Corp., 7.90%, 05/01/17                               Baa2, BBB       850,000     1,034,214
         Dow Chemical, 5.75%, 11/15/09                              A3, A-      2,000,000     2,146,268
         General Electric Co., 5.00%, 02/01/13                     Aaa, AAA     1,400,000     1,439,817
         General Mills, Inc., 5.13%, 02/15/07                     Baa2, BBB+    1,500,000     1,562,223
         General Motors Corp., 7.13%, 07/15/13 (a)                Baa1, BBB     1,500,000     1,565,831
         Hershey Foods Corp., 6.70%, 10/01/05                       A1, A+      1,500,000     1,557,711
         Hertz Corp., 4.70%, 10/02/06                             Baa2, BBB-    1,500,000     1,528,796
         Ingersoll-Rand, 6.02%, 02/15/05                           A3, BBB+     2,300,000     2,546,676
         International Business Machines Corp., 4.75%, 11/29/12     A1, A+      1,500,000     1,521,176
         Johnson & Johnson, 3.80%, 05/15/13                        Aaa, AAA     1,000,000       959,422
         Liberty Media Corp., 3.38%, 12/15/04*                    Baa3, BBB-    1,250,000     1,263,388
         Liberty Media Corp., 3.50%, 09/25/06                     Baa3, BBB-    1,520,000     1,513,856
         Lockheed Martin Corp., 8.20%, 12/01/09                   Baa2, BBB     1,000,000     1,189,964
         McDonald's Corp., 3.88%, 08/15/07                          A2, A       1,300,000     1,317,302
         Raytheon Co., 6.75%, 08/15/07                            Baa3, BBB-    1,000,000     1,093,721
         Safeway, Inc., 6.15%, 03/01/06                           Baa2, BBB     2,000,000     2,085,110
         Schering-Plough Corp., 5.30%, 12/01/13                    Baa1, A-     1,500,000     1,552,328
         Schering-Plough Corp., 6.50%, 12/01/33                    Baa1, A-       500,000       541,383
         Time Warner Cos., Inc., 8.18%, 08/15/07                  Baa1, BBB+    2,300,000     2,573,890
         Time Warner Entertainment, 8.88%, 10/01/12               Baa1, BBB+    1,350,000     1,660,131
         Tyson Foods, Inc., 7.25%, 10/01/06                       Baa3, BBB     2,350,000     2,520,184
         Walt Disney Co., 7.30%, 02/08/05                         Baa1, BBB+    2,000,000     2,034,296
         Waste Management, Inc., 6.50%, 11/15/08                  Baa3, BBB     1,256,000     1,376,874
         Weyerhaeuser Co., 6.00%, 08/01/06                        Baa2, BBB     1,500,000     1,576,586
                                                                                            -----------
                                                                                             41,271,311
                                                                                            -----------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                 Moody's/S&P   Principal
                                                                                    Ratings'     Amount      Value
                                                                                 -----------   ---------   ----------
   TELECOMMUNICATIONS -- 5.1%
         AT&T Broadband Corp., 8.38%, 03/15/13                                    Baa3, BBB    2,015,000    2,440,145
         GTE Southwest, Inc., Ser. 1993B, 6.54%, 12/01/05                           A1, A+     1,000,000    1,043,272
         Sprint Capital Corp., 7.13%, 01/30/06                                    Baa3, BBB-   2,340,000    2,467,444
         Verizon Global Funding Corp., 7.25%, 12/01/10                              A2, A+       970,000    1,118,428
         Wisconsin Bell, 6.35%, 12/01/06                                            A1, A+     1,400,000    1,495,880
                                                                                                           ----------
                                                                                                            8,565,169
                                                                                                           ----------

   UTILITIES -- 3.9%
         Columbia Energy Group, 6.80%, 11/28/05                                   Baa2, BBB    1,373,000    1,430,209
         Ohio Power Co., 6.73%, 11/01/04                                           A3, BBB       400,000      401,415
         Oklahoma Gas & Electric, 6.65%, 07/15/07                                  A2, BBB+      500,000      562,429
         Pacific Gas & Electric, 4.20%, 03/01/11                                  Baa2, BBB    1,500,000    1,482,781
         Valero Energy, 6.13%, 04/15/07                                           Baa3, BBB    2,500,000    2,657,947
                                                                                                           ----------
                                                                                                            6,534,781
                                                                                                           ----------
     TOTAL CORPORATE BONDS
       (Cost $85,776,836)                                                                                  88,070,731
                                                                                                           ----------

ASSET-BACKED SECURITIES -- 2.7%
         GMAC Mortgage Corporation Loan, 3.69%, 07/25/20                           Aaa, AAA    1,750,000    1,758,223
         Green Tree Financial Corp., Ser. 1995-2, Cl. A6, 8.30%,
         09/24/04                                                                  Aaa, AAA      124,220      125,839
         Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4,
         6.53%, 12/23/04                                                           Aaa, AAA      995,821    1,021,373
         Vanderbilt Mortgage Finance, Ser. 2001-C, 4.24%,
         12/23/04                                                                  Aaa, AAA      780,247      783,617
         Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%,
         02/06/08                                                                  Aaa, AAA    1,000,000    1,011,667
                                                                                                           ----------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $4,693,982)                                                                                    4,700,719
                                                                                                           ----------

MORTGAGE-BACKED SECURITIES -- 2.5%
         Federal Home Loan Mortgage Corporation Notes, 1589 N,
         6.25%, 03/23/05                                                                         646,256      655,615
         Federal Home Loan Mortgage Corporation Notes, Gold 15
         Yr., 6.00%, 12/18/05                                                                    142,782      149,921
         Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%,
          03/13/07                                                                               723,353      743,144
         Federal National Mortgage Association Notes, 15 Yr Pool
         254833, 4.50%, 04/06/08                                                                 345,246      345,030
         Federal National Mortgage Association Notes, 15 Yr Pool
         629603, 5.50%, 11/13/06                                                                 458,274      474,886
         Federal National Mortgage Association Notes, 7 Yr Balloon,
          6.00%, 10/24/04                                                                         25,379       25,862
         Federal National Mortgage Association Notes, Pool 688996,
          8.00%, 05/22/05                                                                        185,291      202,778
         Government National Mortgage Association, 30 Yr. Pool
         529669, 7.50%, 02/16/06                                                                  25,021       27,022
         Government National Mortgage Association, 30 Yr. Pool
         529670, 7.50%, 02/16/06                                                                  12,333       13,350
         Government National Mortgage Association, Ser. 2001-53,
         PT, 5.50%, 04/17/06                                                                   1,400,000    1,436,764
                                                                                                           ----------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                            Moody's/S&P    Principal
                                                                              Ratings'       Amount       Value
                                                                            -----------    ---------   ----------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $3,979,486)                                                                                4,074,372
                                                                                                       ----------
U.S. AGENCY OBLIGATIONS -- 26.5%
   FEDERAL FARM CREDIT BANKS -- 0.6%
         Federal Farm Credit Banks Notes, 3.88%, 12/15/04                                  1,000,000    1,004,020
                                                                                                       ----------

   FEDERAL HOME LOAN BANKS NOTES -- 3.4%
         Federal Home Loan Banks Notes, 3.25%, 08/15/05                                    2,250,000    2,268,227
         Federal Home Loan Banks Notes, 2.44%, 03/09/09                                    1,350,000    1,327,847
         Federal Home Loan Banks Notes, 5.75%, 05/15/12                                    2,000,000    2,180,792
                                                                                                       ----------
                                                                                                        5,776,866
                                                                                                       ----------

   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 5.1%
         Federal Home Loan Mortgage Corporation Notes, 5.13%,
         10/15/08                                                                          3,000,000    3,183,072
         Federal Home Loan Mortgage Corporation Notes, 6.63%,
         09/15/09                                                                          2,800,000    3,158,439
         Federal Home Loan Mortgage Corporation Notes, 6.88%,
         09/15/10                                                                          2,000,000    2,300,868
                                                                                                       ----------
                                                                                                        8,642,379
                                                                                                       ----------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 17.4%
         Federal National Mortgage Association Notes, 5.75%,
         06/15/05                                                                          1,100,000    1,126,881
         Federal National Mortgage Association Notes, 5.25%,
         06/15/06                                                                            825,000      860,218
         Federal National Mortgage Association Notes, 3.25%,
         11/15/07                                                                            500,000      500,030
         Federal National Mortgage Association Notes, 5.75%,
         02/15/08                                                                          3,350,000    3,607,236
         Federal National Mortgage Association Notes, 6.00%,
         05/15/08                                                                          5,000,000    5,438,129
         Federal National Mortgage Association Notes, 5.25%,
         01/15/09                                                                          4,750,000    5,059,054
         Federal National Mortgage Association Notes, 6.63%,
         09/15/09                                                                          5,500,000    6,196,354
         Federal National Mortgage Association Notes, 6.63%,
         11/15/10                                                                          1,750,000    1,990,438
         Federal National Mortgage Association Notes, 5.50%,
         03/15/11                                                                            750,000      807,463
         Federal National Mortgage Association Notes, 5.38%,
         11/15/11                                                                          3,500,000    3,735,498
                                                                                                       ----------
                                                                                                       29,321,301
                                                                                                       ----------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $43,688,826)                                                                              44,744,566
                                                                                                       ----------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                 Moody's/S&P    Principal
                                                                    Ratings'      Amount       Value
                                                                 -----------    ---------   ------------
U.S. TREASURY OBLIGATIONS -- 13.2%
   U.S. TREASURY BONDS -- 0.6%
         U.S. Treasury Bonds, 10.38%, 11/15/12                                    650,000        791,680
         U.S. Treasury Bonds, 6.25%, 01/11/30                                     250,000        296,719
                                                                                            ------------
                                                                                               1,088,399
                                                                                            ------------

   U.S. TREASURY NOTES -- 12.6%
         U.S. Treasury Notes, 7.00%, 07/15/06 (a)                               1,800,000      1,940,062
         U.S. Treasury Notes, 2.38%, 08/15/06 (a)                               1,600,000      1,594,875
         U.S. Treasury Notes, 6.50%, 10/15/06                                   5,000,000      5,383,009
         U.S. Treasury Notes, 3.50%, 11/15/06                                     780,000        793,680
         U.S. Treasury Notes, 6.13%, 08/15/07                                     250,000        272,412
         U.S. Treasury Notes, 4.75%, 11/15/08                                   1,500,000      1,590,000
         U.S. Treasury Notes, 4.00%, 06/15/09 (a)                               2,500,000      2,572,853
         U.S. Treasury Notes, 5.00%, 08/15/11 (a)                               1,750,000      1,880,772
         U.S. Treasury Notes, 4.88%, 02/15/12                                     300,000        319,711
         U.S. Treasury Notes, 4.00%, 11/15/12 (a)                               2,250,000      2,260,899
         U.S. Treasury Notes, 4.25%, 08/15/13                                   1,000,000      1,014,961
         U.S. Treasury Notes, 4.25%, 11/15/13 (a)                               1,500,000      1,519,337
                                                                                            ------------
                                                                                              21,142,571
                                                                                            ------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $21,614,802)                                                                     22,230,970
                                                                                            ------------

COMMERCIAL PAPER -- 2.9%
         Prudential Insurance Note, 1.75%, 10/01/04                A-1, P-1     4,841,212      4,841,212
                                                                                            ------------
     TOTAL COMMERCIAL PAPER
       (Cost $4,841,212)                                                                       4,841,212
                                                                                            ------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $164,595,144)                                                                    $168,662,570
                                                                                            ============

                                                                                Principal/
                                                                                 Shares\
                                                                                ---------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   INSTITUTIONAL MONEY MARKET TRUST
         BlackRock Institutional Money Market Trust, 1.68%,
         10/01/04                                                               8,476,969      8,476,969
                                                                                            ------------

   TIME DEPOSIT
         Fortis Bank, 1.89%, 10/01/04                                           4,877,717      4,877,717
         UBS Bank, 1.98%, 10/01/04                                                144,939        144,939
                                                                                            ------------
                                                                                               5,022,656
                                                                                            ------------
     TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
       (Cost $6,507,899)                                                                    $ 13,499,625
                                                                                            ------------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT / INTERMEDIATE BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+ The cost for Federal income tax purposes was $164,595,143. At September 30, 2004, net unrealized appreciation was $4,067,426. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,697,177 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $629,751.

(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment advisor at the time of purchase. The ratings shown are not audited.

(2) At September 30, 2004, the market value of securities on loan for the Short/Intermediate Bond Series was $13,051,307.

(3) The investments held as collateral on loaned securities represented 7.9% of the net assets of the Short/Intermediate Bond Series.

(a)   Security partially or fully on loan.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / BROAD MARKET BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                             Moody's/S&P   Principal
                                                                Ratings'     Amount        Value
                                                             -----------   ----------   -----------
CORPORATE BONDS -- 54.5%
   FINANCIAL -- 23.1%
         Abbey National PLC, 6.69%, 10/17/05                    A1, A      $1,000,000   $ 1,037,910
         AIG Sunamerica Global Finance144A, 5.85%, 08/01/08    Aaa, AAA       900,000       970,228
         Bank of America Corp., 7.80%, 02/15/10                 Aa3, A        350,000       411,163
         Citigroup, Inc., 5.63%, 08/27/12                      Aa2, A+      1,000,000     1,068,845
         Credit Suisse First Boston, 5.75%, 04/15/07           Aa3, A+        815,000       864,244
         First Union Corp., 6.82%, 08/01/06                     A1, A-        591,000       724,404
         General Electric Capital Corp., 6.50%, 12/10/07       Aaa, AAA     1,350,000     1,472,811
         General Electric Global Insurance, 7.75%, 06/15/30     A1, A-      1,235,000     1,472,051
         General Motors Acceptance Corp., 2.60%, 05/18/06      A3, BBB      1,500,000     1,503,401
         General Motors Acceptance Corp., 7.75%, 01/19/10      A3, BBB      1,130,000     1,241,710
         Goldman Sachs Group, 6.65%, 05/15/09                  Aa3, A+      2,625,000     2,923,219
         International Lease Finance Corp., 5.63%, 06/01/07    A1, AA-      1,100,000     1,162,070
         JP Morgan Chase & Co., 6.50%, 08/01/05                 A1, A         850,000       877,250
         MBNA America, 7.75%, 09/15/05                        Baa1, BBB+      500,000       520,675
         Morgan Stanley, 4.75%, 04/01/14                        A1, A         300,000       290,423
         Prudential Insurance Co., 6.38%, 07/23/06              A2, A+        900,000       956,520
         Salomon Smith Barney Holdings, 6.50%, 02/15/08        Aa1, AA-       900,000       984,398
         Swiss Bank Corp., 7.38%, 06/15/17                     Aa3, AA      1,400,000     1,699,748
         Wells Fargo Financial, 5.50%, 08/01/12                Aa1, AA-       900,000       955,257
                                                                                        -----------
                                                                                         21,136,327
                                                                                        -----------

   INDUSTRIAL -- 17.7%
         Conagra Foods, Inc., 6.00%, 09/15/06                 Baa1, BBB+      200,000       210,382
         CSX Corp., 7.90%, 05/01/17                           Baa2, BBB     1,540,000     1,873,751
         Dow Chemical, 5.75%, 11/15/09                          A3, A-      1,000,000     1,073,134
         Ford Motor Co., 7.45%, 07/16/31                      Baa1, BBB-      750,000       735,398
         General Electric Co., 5.00%, 02/01/13                 Aaa, AAA       800,000       822,753
         General Motors Corp., 7.13%, 07/15/13                Baa1, BBB       500,000       521,944
         Hertz Corp., 4.70%, 10/02/06                         Baa2, BBB-      400,000       407,679
         Ingersoll-Rand, 6.02%, 12/15/05                       A3, BBB+       900,000       996,526
         Liberty Media Corp., 3.38%, 09/17/06                 Baa3, BBB-      580,000       586,212
         Liberty Media Corp., 3.50%, 09/25/06                 Baa3, BBB-      860,000       856,524
         Lockheed Martin Corp., 8.20%, 12/01/09               Baa2, BBB     1,810,000     2,153,834
         Raytheon Co., 6.75%, 08/15/07                        Baa3, BBB-      900,000       984,349
         Safeway, Inc., 6.15%, 03/01/06                       Baa2, BBB     1,125,000     1,172,874
         Schering-Plough Corp., 6.50%, 12/01/33                Baa1, A-     1,500,000     1,624,147
         Time Warner Entertainment, 8.38%, 03/15/23           Baa1, BBB+      900,000     1,076,386
         Tyson Foods, Inc., 7.25%, 10/01/06                   Baa3, BBB     1,000,000     1,072,419
                                                                                        -----------
                                                                                         16,168,312
                                                                                        -----------

   TELECOMMUNICATIONS -- 7.4%
         AT&T Broadband Corp., 8.38%, 03/15/13                Baa3, BBB       896,000     1,085,047
         GTE North Inc., 6.73%, 02/15/28                        A1, A+        500,000       514,217
         GTE Southwest, Inc., Ser. 1993B, 6.54%, 12/01/05       A1, A+        450,000       469,472
         Sprint Capital Corp., 7.13%, 01/30/06                Baa3, BBB-    1,500,000     1,581,695
         Verizon Global Funding Corp., 7.25%, 12/01/10          A2, A+      1,310,000     1,510,455
         Wisconsin Bell, 6.35%, 12/01/06                        A1, A       1,500,000     1,602,728
                                                                                        -----------
                                                                                          6,763,614
                                                                                        -----------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / BROAD MARKET BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                        Moody's/S&P   Principal
                                                                          Ratings'      Amount      Value
                                                                        -----------   ---------  ----------
UTILITIES -- 6.3%
         Columbia Energy Group, 6.80%, 11/28/05                          Baa2, BBB      820,000     854,167
         Marathon Oil Corp., 6.80%, 03/15/32                             Baa1, BBB+   2,300,000   2,566,082
         Oklahoma Gas & Electric, 6.65%, 07/15/07                         A2, BBB+      565,000     635,544
         Pacific Gas & Electric, 4.20%, 03/01/11                         Baa2, BBB      750,000     741,391
         Valero Energy, 6.13%, 04/15/07                                  Baa3, BBB      950,000   1,010,020
                                                                                                 ----------
                                                                                                  5,807,204
                                                                                                 ----------
     TOTAL CORPORATE BONDS
       (Cost $47,271,569)                                                                        49,875,457
                                                                                                 ----------

ASSET-BACKED SECURITIES -- 6.2%
         Citibank Credit Card Master Trust, Ser. 1999-7, Cl. A, 6.65%,
          11/23/04                                                        Aaa, AAA    3,600,000   3,621,854
         Gmac Mortgage Corporation Loan 3.69%, 07/25/20                   Aaa, AAA      500,000     502,349
         Green Tree Financial Corp., Ser. 1995-2, Cl. A6, 8.30%,
         09/24/04                                                         Aaa, AAA       53,717      54,417
         Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4,
         6.53%, 12/23/04                                                  Aaa, AAA      448,120     459,618
         Vanderbilt Mortgage Finance, Ser. 2001-C, 4.24%,
         12/23/04                                                         Aaa, AAA      565,939     568,383
         Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%,
         02/06/08                                                         Aaa, AAA      500,000     505,833
                                                                                                 ----------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $5,774,186)                                                                          5,712,454
                                                                                                 ----------

MORTGAGE-BACKED SECURITIES -- 4.3%
         Federal Home Loan Mortgage Corp. Notes, 7 Yr. Balloon,
         4.50%, 04/12/07                                                                838,058     849,581
         Federal Home Loan Mortgage Corporation Notes, 1589 N,
         6.25%, 03/23/05                                                                232,652     236,021
         Federal Home Loan Mortgage Corporation Notes, FHR 2359
         VD, 6.00%, 02/04/14                                                          1,450,000   1,478,331
         Federal Home Loan Mortgage Corporation Notes, Gold 15
         Yr., 6.00%, 12/18/05                                                            86,264      90,577
         Federal National Mortgage Association Notes, 15 Yr Pool
         254833, 4.50%, 04/06/08                                                        258,934     258,773
         Federal National Mortgage Association Notes, 15 Yr Pool
         629603, 5.50%, 11/13/06                                                        274,964     284,932
         Government National Mortgage Association, 30 Yr. Pool
         529669, 7.50%, 02/16/06                                                         20,017      21,618
         Government National Mortgage Association, 30 Yr. Pool
         529670, 7.50%, 02/16/06                                                          9,945      10,766
         Government National Mortgage Association, Ser. 2001-53,
         PT, 5.50%, 04/17/06                                                            630,000     646,544
                                                                                                 ----------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $3,789,157)                                                                          3,877,143
                                                                                                 ----------

U.S. AGENCY OBLIGATIONS -- 16.5%
   FEDERAL HOME LOAN BANKS NOTES -- 1.8%
         Federal Home Loan Banks Notes, 3.25%, 08/15/05                                 635,000     640,144
         Federal Home Loan Banks Notes, 5.75%, 05/15/12                                 900,000     981,357
                                                                                                 ----------
                                                                                                  1,621,501
                                                                                                 ----------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / BROAD MARKET BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                           Moody's/S&P      Principal
                                                                             Ratings'         Amount       Value
                                                                           -----------      ----------   ----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 2.8%
         Federal Home Loan Mortgage Corporation Notes, 7.00%,
         07/15/05                                                                              550,000      570,207
         Federal Home Loan Mortgage Corporation Notes, 5.13%,
         10/15/08                                                                            1,350,000    1,432,382
         Federal Home Loan Mortgage Corporation Notes, 6.88%,
         09/15/10                                                                              500,000      575,217
                                                                                                         ----------
                                                                                                          2,577,806
                                                                                                         ----------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 11.9%
         Federal National Mortgage Association Notes, 5.75%,
         06/15/05                                                                            1,150,000    1,178,103
         Federal National Mortgage Association Notes, 5.75%,
         02/15/08                                                                              700,000      753,751
         Federal National Mortgage Association Notes, 6.00%,
         05/15/08                                                                              820,000      891,853
         Federal National Mortgage Association Notes, 5.25%,
         01/15/09                                                                            1,680,000    1,789,308
         Federal National Mortgage Association Notes, 6.63%,
         09/15/09                                                                            2,000,000    2,253,219
         Federal National Mortgage Association Notes, 6.63%,
         11/15/10                                                                            1,500,000    1,706,090
         Federal National Mortgage Association Notes, 5.38%,
         11/15/11                                                                              850,000      907,192
         Federal National Mortgage Association Notes, 6.25%,
         05/15/29                                                                            1,285,000    1,434,584
                                                                                                         ----------
                                                                                                         10,914,100
                                                                                                         ----------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $14,811,114)                                                                                15,113,407
                                                                                                         ----------

U.S. TREASURY OBLIGATIONS -- 13.3%
   U.S. TREASURY BONDS -- 7.7%
         U.S. Treasury Bonds, 7.50%, 11/15/16                                                  500,000      642,558
         U.S. Treasury Bonds, 8.88%, 02/15/19                                                1,130,000    1,632,232
         U.S. Treasury Bonds, 7.13%, 02/15/23                                                  770,000      981,690
         U.S. Treasury Bonds, 6.00%, 02/15/26                                                1,250,000    1,425,146
         U.S. Treasury Bonds, 6.38%, 08/15/27                                                  450,000      537,416
         U.S. Treasury Bonds, 5.25%, 02/15/29                                                  825,000      858,870
         U.S. Treasury Bonds, 6.25%, 01/11/30                                                  250,000      296,719
         U.S. Treasury Bonds, 5.38%, 02/15/31                                                  630,000      674,888
                                                                                                         ----------
                                                                                                          7,049,519
                                                                                                         ----------

   U.S. TREASURY NOTES -- 5.6%
         U.S. Treasury Notes, 7.00%, 07/15/06                                                  680,000      732,912
         U.S. Treasury Notes, 2.38%, 08/15/06                                                  750,000      747,598
         U.S. Treasury Notes, 3.50%, 11/15/06                                                  230,000      234,034
         U.S. Treasury Notes, 4.75%, 11/15/08                                                  250,000      265,000
         U.S. Treasury Notes, 4.00%, 06/15/09                                                1,400,000    1,440,797
         U.S. Treasury Notes, 4.88%, 02/15/12                                                  380,000      404,967

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / BROAD MARKET BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                              Moody's/S&P   Principal
                                                                                 Ratings'     Amount       Value
                                                                              -----------   ---------   -----------
         U.S. Treasury Notes, 4.00%, 11/15/12                                                 500,000       502,422
         U.S. Treasury Notes, 4.25%, 08/15/13                                                 500,000       507,481
         U.S. Treasury Notes, 4.25%, 11/15/13                                                 300,000       303,867
                                                                                                        -----------
                                                                                                          5,139,078
                                                                                                        -----------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $11,333,839)                                                                                12,188,597
                                                                                                        -----------

MUNICIPAL BONDS -- 0.8%
         Illinois State Gen. Oblig. Rev. Bonds, 4.05%, 06/01/15                 Aa3, AA       750,000       702,870
                                                                                                        -----------
     TOTAL MUNICIPAL BONDS
       (Cost $748,454)                                                                                      702,870
                                                                                                        -----------

COMMERCIAL PAPER -- 4.4%
         Prudential Insurance Note, 1.75%, 10/01/04                             A-1, P-1    4,033,307     4,033,307
                                                                                                        -----------
     TOTAL COMMERCIAL PAPER
       (Cost $4,033,307)                                                                                  4,033,307
                                                                                                        -----------
TOTAL INVESTMENTS -- 100.0%
     (Cost $87,761,626)                                                                                  91,503,235
                                                                                                        ===========


                                                                                           Principal/
                                                                                             Shares
                                                                                           ----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
  SECURITIES -- 6.6%
   INSTITUTIONAL MONEY MARKET TRUST -- 2.1%
         BlackRock Institutional Money Market Trust, 1.68%,
         10/01/04                                                                           2,076,987     2,076,987
                                                                                                        -----------

   TIME DEPOSIT -- 4.5%
         Fortis Bank, 1.89%, 10/01/04                                                       4,271,962     4,271,962
         UBS Bank, 1.98%, 10/01/04                                                            158,950       158,950
                                                                                                        -----------
                                                                                                          4,430,912
                                                                                                        -----------
     TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
       (Cost $6,507,899)                                                                                $ 6,507,899
                                                                                                        -----------

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+ The cost for Federal income tax purposes was $87,761,626. At September 30, 2004, net unrealized appreciation was $3,741,609. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,046,225 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $304,616.

(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment advisor at the time of purchase. The ratings shown are not audited.

(2) At September 30, 2004, the market value of securities on loan for the Short/Intermediate Bond Series was $6,264,117.

(3) The investments held as collateral on loaned securities represented 7.0% of the net assets of the Short/Intermediate Bond Series.

(a)   Security partially or fully on loan.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                   Moody's/S&P  Principal
                                                                     Ratings'     Amount       Value
                                                                   -----------  ----------   ----------
MUNICIPAL BONDS -- 92.9%
   ALABAMA -- 4.9%
         Alabama 21st Century Auth. Tobacco Settlement Rev
         Bonds, 5.10%, 12/01/09                                      Baa1, A-   $  500,000   $  515,100
         Alabama Housing Fin. Auth. Single Family Mtge. Rev
         Bonds, Ser. A-1, 5.00%, 10/01/14                             Aaa, NR      225,000      230,760
         Alabama State Public School & College Auth. Rev. Bonds,
         5.13%, 11/01/10                                              Aa3, AA    1,215,000    1,340,218
         Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B,
         (AMBAC), 4.50%, 08/15/10                                    Aaa, AAA      250,000      264,528
         Jefferson County, AL Sewer Rev. Bonds, (FSA), 5.25%,
         02/01/11                                                    Aaa, AAA      250,000      276,250
         Shelby County, AL Brd. of Educ. Ref. Cap Outlay School
         Warrants Bonds, (AMBAC), 5.50%, 02/01/08                    Aaa, AAA      300,000      309,525
         Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA), 4.60%,
         10/01/13                                                     Aaa, NR      165,000      175,586
                                                                                             ----------
                                                                                              3,111,967
                                                                                             ----------

   ARKANSAS -- 1.1%
         Sheridan, AR School Dist. No. 37 Ref. & Construction
         Gen. Oblig. Bonds, (FSA), 5.00%, 02/01/25, Prerefunded
         02/01/08 @ 100                                              Aaa, AAA      375,000      407,696
         Springdale, AR School Dist. #50 Gen. Oblig. Ltd. Bonds,
         (AMBAC), 3.50%, 06/01/10                                     Aaa, NR      260,000      264,282
                                                                                             ----------
                                                                                                671,978
                                                                                             ----------

   CALIFORNIA -- 7.4%
         Alhambra, CA City Elementary School Distr. Gen. Oblig
         Bonds, Ser. A, (FSA), 5.25%, 09/01/12                       Aaa, AAA      125,000      138,359
         California State Gen. Oblig. Bonds, 4.75%, 05/01/09           A3, A       430,000      464,245
         California State Gen. Oblig. Bonds, 5.75%, 10/01/10           A3, A       750,000      852,539
         California State Gen. Oblig. Bonds, 5.25%, 11/01/10           A3, A       450,000      501,287
         California State Public Works Brd. Lease Rev. Bonds
         (California Science Center), (MBIA), 5.13%, 10/01/12        Aaa, AAA      250,000      271,608
         California State Public Works Brd. Lease Rev. Bonds
         (Dept. Mental Health Hospital), (AMBAC), 5.00%, 12/01/13    Aaa, AAA      575,000      636,243
         California State Public Works Brd. Ref. Rev. Bonds,  Ser.
         D, (MBIA), 5.25%, 10/01/11                                  Aaa, AAA      150,000      168,135
         California Statewide Cmnty. Dev. Auth. Rev. Bonds LA
         Jewish Home, (CALHF), 4.75%, 11/15/09                         NR, A       425,000      457,368
         Glendale, CA Univ. School Dist. Gen. Oblig. Bonds, Ser.
         C, (FSA), 5.50%, 09/01/15                                   Aaa, AAA      125,000      138,746
         Golden State Tobacco Securitization Corp. California
         Tobacco Settlement Rev. Bonds, Enhanced Ser. B, 5.00%,
         06/01/10                                                    Baa1, A-      500,000      539,665
         Los Angeles, CA Special Assessment Bonds (Landscaping
         & Ltg. District 96-1), (FSA), 4.90%, 03/01/09                Aa3, AA      100,000      108,727
         Redwood City, CA Elementary School Dist. Gen. Oblig
         Bonds, (FGIC), 5.50%, 08/01/14                              Aaa, AAA      125,000      144,676
         San Diego County, CA Water Auth. Rev. Bonds, Ser. A,
         (FGIC), 5.00%, 05/01/13                                     Aaa, AAA      125,000      134,266
         Tulare County, CA Ctfs. Participation Ref. Bonds, (MBIA),
         5.00%, 08/15/10                                              Aaa, NR       50,000       55,416
                                                                                             ----------
                                                                                              4,611,280
                                                                                             ----------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                              Moody's/S&P  Principal
                                                                                Ratings'     Amount      Value
                                                                              -----------  ---------   ---------
COLORADO -- 2.5%
      Colorado Department Trans. Revenue Bonds, 5.00%,
      06/15/06                                                                  Aa3, AA    1,000,000   1,051,080
      Colorado Health Fac. Auth. Rev. Bonds, (Catholic Health
      Initiatives), 5.38%, 09/01/10                                             Aa2, AA      500,000     553,200
                                                                                                       ---------
                                                                                                       1,604,280
                                                                                                       ---------

DELAWARE -- 3.0%
      Bethany Beach, DE Gen. Oblig. Rev. Bonds, (MBIA),
      9.75%, 11/01/07                                                          Aaa, AAA      160,000     195,317
      Bethany Beach, DE Gen. Oblig. Rev. Bonds, (MBIA),
      9.75%, 11/01/08                                                          Aaa, AAA      180,000     230,078
      Delaware River & Bay Auth. Rev. Bonds, (AMBAC),
      5.40%, 01/01/14                                                          Aaa, AAA      250,000     274,820
      Delaware State Economic Dev. Auth. Ref. Rev. Bonds
      (Delmarva Power Poll. Cntrl. Proj.), Ser. 2001C, (AMBAC),
      4.90%, 05/01/11                                                          Aaa, AAA      250,000     272,218
      Delaware State Economic Dev. Auth. Rev. Bonds (First
      Mtge. Gilpin Hall Proj.), 6.40%, 07/01/05, Escrowed to Maturity           NR, NR       155,000     160,416
      Delaware State Economic Dev. Auth. Rev. Bonds (Student
       Housing Univ. Courtyard), (Asset GT), 5.38%, 08/01/11                    NR, AA       250,000     276,772
      Delaware State Health Fac. Auth. Ref. Rev. Bonds
      (Delaware Medical Center), 7.00%, 10/01/15, Prerefunded
      10/01/04 @ 100                                                           Aaa, AAA      135,000     135,000
      Delaware State Housing Auth. Multi-Family Mtge. Ref
      Rev. Bonds, Ser. 1992C, 7.25%, 01/01/07                                    A1, A        85,000      85,896
      New Castle County, DE Gen. Oblig. Rev. Bonds, 5.25%,
      10/01/14                                                                 Aaa, AAA      250,000     281,939
                                                                                                       ---------
                                                                                                       1,912,456
                                                                                                       ---------

FLORIDA -- 4.4%
      Broward County, FL Resource Recovery Ref. Bonds
      Wheelabrator South A, 5.00%, 12/01/07                                     A3, AA-      275,000     294,517
      Jacksonville, FL Dist. Water & Sewer Rev. Bonds, (MBIA),
       5.13%, 10/01/15, Prerefunded 09/30/08 @ 101                             Aaa, AAA      500,000     538,085
      Lakeland, FL Energy Sys. Rev. Bonds, (MBIA), 5.50%,
      10/01/14                                                                 Aaa, AAA      455,000     514,027
      Osceola County, FL School Board Cert. Participation Four
      Corcers Charter School Bonds, Ser. A, (MBIA), 5.80%,
      08/01/15                                                                  Aaa, NR      100,000     110,259
      Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds, (MBIA),
      5.25%, 10/01/14                                                          Aaa, AAA      900,000   1,012,788
      Tampa, FL Sports Auth. Sales Tax Revenue Bonds,
      (MBIA), 5.00%, 01/01/08                                                  Aaa, AAA      300,000     319,872
                                                                                                       ---------
                                                                                                       2,789,548
                                                                                                       ---------

GEORGIA -- 3.3%
      Fulton County, GA Bldg. Auth. Rev. Bonds, 4.00%,
      01/01/11                                                                  Aa3, AA      360,000     377,370
      Fulton County, GA Gen. Oblig. Rev. Bonds, 6.38%,
      05/01/11                                                                  Aa2, AA      500,000     593,760

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                 Moody's/S&P  Principal
                                                                   Ratings'     Amount     Value
                                                                 -----------  ---------  ---------
      Georgia State Housing & Fin. Auth. Rev. Bonds, (Single
      Family Mtge.), 4.85%, 06/01/08                               NR, AAA     260,000     268,551
      Gwinnett County, Ga. Dev. Auth. COP's (Gwinnett Cnty
      Public School Proj.), (MBIA), 5.25%, 01/01/14               Aaa, AAA     500,000     562,860
      Private Colleges & Univ. Auth. Rev. Bonds (Emory Univ.
      Proj.), Ser. 2000A, 5.75%, 11/01/15                          Aa2, AA     250,000     286,373
                                                                                         ---------
                                                                                         2,088,914
                                                                                         ---------

ILLINOIS -- 4.8%
      Bloomington, IL Gen. Oblig. Unltd. Bonds, 5.50%,
      12/01/07                                                     Aa2, NR     300,000     317,754
      Chicago Illinois Water Rev. Sr. Lien Bonds, (AMBAC),
      5.75%, 11/01/11                                             Aaa, AAA     200,000     229,696
      Cook Kane Lake & McHenry Counties, IL Community
      College Dist. 512, 5.50%, 12/01/17                           Aaa, NR     520,000     577,684
      Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern Univ
      Proj.), 5.10%, 11/01/11                                     Aa1, AA+     400,000     444,040
      Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern Univ
      Proj.), 5.15%, 11/01/12                                     Aa1, AA+     250,000     278,100
      Illinois State Gen. Oblig. Unltd. Bonds, (FGIC), 5.38%,
      07/01/08                                                    Aaa, AAA     250,000     261,210
      Illinois State Ref. Bonds, First Ser., (MBIA), 5.25%,
      08/01/12                                                    Aaa, AAA     580,000     654,529
      Springfield, IL Elec. Rev. Bonds, Sr Lien, (MBIA), 5.50%,
      03/01/12                                                    Aaa, AAA     250,000     281,993
                                                                                         ---------
                                                                                         3,045,006
                                                                                         ---------

KANSAS -- 0.9%
      Butler & Sedgwick County, KS Univ. School Dist. Gen.
      Oblig. Unltd. Bonds, (FSA), 6.00%, 09/01/14                 Aaa, AAA     500,000     597,215
                                                                                         ---------

MAINE -- 0.9%
      Maine Governmental Fac. Auth. Lease Rent Rev. Bonds,
      (AMBAC), 6.00%, 10/01/13                                    Aaa, AAA     500,000     584,350
                                                                                         ---------

MARYLAND -- 1.6%
      Maryland State Health & Higher Educ. Fac. Auth. Rev
      Bonds, (AMBAC), 5.13%, 07/01/12, Escrowed to Maturity       Aaa, AAA     400,000     452,396
      Washington, MD Suburban Sanitation Dist. Gen. Oblig
      Bonds, 5.25%, 06/01/08                                      Aaa, AAA     475,000     524,372
                                                                                         ---------
                                                                                           976,768
                                                                                         ---------

MASSACHUSETTS -- 2.7%
      Massachusetts State Commonwealth Gen. Oblig. Bonds,
      5.00%, 10/01/09                                             Aa2, AA-     500,000     549,525
      Massachusetts State Dev. Fin. Agency Rev. Bond (Univ.
      of MA, Visual & Performing Arts Proj.), 6.00%, 08/01/16      A2, NR      310,000     375,711
      Massachusetts State Fed. Highway Grant Ant. Notes, Ser
       1998B, 5.13%, 12/15/14, Prerefunded 12/15/08 @ 101          Aa3, NR     350,000     383,635
      Massachusetts State Housing Fin. Agency Rev. Bonds,
      4.00%, 12/01/10                                              Aa2, AA      85,000      86,015

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                Moody's/S&P  Principal
                                                                 Ratings'     Amount       Value
                                                                -----------  ---------   ---------
      Massachusetts State Special Obligation Rev. Bonds Ref
      Nts.-Federal Highway Grant Ant.-A, (FSA), 5.00%,
      12/15/12                                                    Aaa, NR      275,000     303,190
                                                                                         ---------
                                                                                         1,698,076
                                                                                         ---------

MICHIGAN -- 2.3%
      Charlevoix, MI Public School Dist. Gen. Oblig. Bonds,
      (FSA), 5.45%, 05/01/13, Prerefunded 05/01/09 @ 100          Aaa, NR      320,000     360,099
      Charlevoix, MI Public School Dist. Gen. Oblig. Bonds,
      (FSA), 5.70%, 05/01/16, Prerefunded 05/01/09 @ 100          Aaa, NR      330,000     374,893
      Fowlerville, MI Community Schools Dist. Gen. Oblig
      Bonds, (FGIC), 5.00%, 05/01/14                             Aaa, AAA      650,000     718,972
                                                                                         ---------
                                                                                         1,453,964
                                                                                         ---------

MINNESOTA -- 0.4%
      Minnesota State Gen. Oblig. Rev. Bonds, 5.00%,
      11/01/07                                                   Aa1, AAA      250,000     271,613
                                                                                         ---------

NEBRASKA -- 0.3%
      Omaha, NE Packaging Fac. Corp. Lease Rev. Bonds,
      5.45%, 05/01/15                                            Aa1, AA+      210,000     218,400
                                                                                         ---------

NEVADA -- 2.8%
      Las Vegas Clark County , NV Library Dist. Ref. Gen
      Oblig. Bonds, 4.00%, 06/01/11                               Aa3, AA    1,000,000   1,042,060
      Nevada State Highway Imp. Rev. Bonds (Motor Vehicle
      Fuel Tax), (FGIC), 5.50%, 12/01/11                         Aaa, AAA      250,000     286,190
      Washoe County, NV Gen. Oblig. Bonds (Park, Open Space
       & Library), (FGIC), 5.75%, 05/01/14                       Aaa, AAA      380,000     433,394
                                                                                         ---------
                                                                                         1,761,644
                                                                                         ---------

NEW JERSEY -- 3.0%
      New Jersey Economic Dev. Auth. Rev. Bonds School
      Fac. Construction Ser. G, 5.00%, 09/01/11                   A1, A+     1,000,000   1,097,750
      New Jersey Tobacco Settlement Fin. Corp., Rev. Bonds,
      5.00%, 06/01/09                                            Baa3, BBB     250,000     249,878
      Passaic County, NJ Gen. Oblig. Ref. Bonds, (FSA),
      5.00%, 09/01/07                                             Aaa, NR      500,000     541,095
                                                                                         ---------
                                                                                         1,888,723
                                                                                         ---------

NEW YORK -- 16.6%
      Chittenango, NY Central School Dist. Gen. Oblig. Bonds,
      (FGIC), 5.60%, 06/15/14, Prerefunded 06/15/09 @ 101        Aaa, AAA      200,000     228,500
      Mayfield, NY Cent. School Dist. Gen Oblig. Bonds, (FSA),
      4.25%, 06/15/12                                            Aaa, AAA      685,000     730,422
      New York City Gen. Oblig. Bonds, Ser. I, 4.50%,
      08/01/12                                                     A2, A       650,000     688,734
      New York City Transitional Fin. Auth., 5.00%, 11/01/11     Aa2, AA+      500,000     555,920
      New York City Transitional Fin. Auth. Rev. Bonds, 5.75%,
      11/01/11                                                   Aa2, AA+      700,000     797,335

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                           Moody's/S&P  Principal
                                                                             Ratings'     Amount      Value
                                                                           -----------  ---------   ----------
      New York State Agency Spec. School Purp. Rev. Bonds,
      Ser. C, 5.25%, 12/01/10                                                NR, A+     1,500,000    1,662,434
      New York State Dorm Auth. Rev. Bonds, (MBIA), 5.25%,
      05/15/15                                                              Aaa, AAA    1,000,000    1,141,270
      New York State Dorm. Auth. Pace Univ. Ref. Bonds,
      (MBIA), 6.50%, 07/01/08                                               Aaa, AAA      515,000      591,843
      New York State Dorm. Auth. Personal Income Rev
      Bonds, Ser. A, 5.00%, 03/15/13                                         NR, AA       500,000      553,790
      New York State Environ. Fac. Corp. Rev. Bonds, Ser. A,
      5.00%, 03/15/13                                                        NR, AA-      515,000      570,404
      New York State Urban Dev. Corp. Rev. Bonds, 5.00%,
      12/15/06                                                               A1, AA       500,000      531,810
      New York State Urban Dev. Corp. Rev. Bonds, 5.00%,
      01/01/07                                                               A3, AA-      500,000      531,195
      New York State Urban Development Corp (Correctional &
      Youth Facilities Services), Ser A, 4.00%, 01/01/09                     NR, AA-      500,000      521,555
      New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%,
      08/01/12                                                                A2, A       250,000      277,580
      North Tonawanda, NY City School Dist. Gen. Oblig
      Bonds, (FGIC), 5.25%, 06/15/10, Prerefunded 06/15/09 @ 101             Aaa, NR      200,000      225,422
      West Genesee, NY Cent. School Dist. Gen. Oblig. Bonds,
      (FSA), 3.50%, 06/15/07                                                 Aaa, NR      500,000      518,765
      West Islip, NY Un Free School Dist. Gen. Oblig. Bonds,
      (FSA), 4.25%, 10/01/11                                                 Aaa, NR      250,000      264,590
                                                                                                    ----------
                                                                                                    10,391,569
                                                                                                    ----------

NORTH CAROLINA -- 0.8%
      Cabarrus County, NC Cert. Participation Lease Rev
      Bonds, 3.00%, 02/01/07                                                Aa3, AA-      235,000      239,766
      Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%,
      06/01/13, Prerefunded 06/01/10 @ 101                                  Aa2, AA+      250,000      286,947
                                                                                                    ----------
                                                                                                       526,713
                                                                                                    ----------

OHIO -- 5.4%
      Lorain County, OH Hosp. Rev. Bonds (Catholic Healthcare
       Partners), 5.00%, 10/01/08                                            A1, AA-      500,000      537,720
      Lorain County, OH Hosp. Rev. Bonds (Catholic Healthcare
       Partners), Ser. A, 5.63%, 10/01/16                                    A1, AA-      500,000      544,925
      Ohio State Building Fac. Auth. Rev. Bonds (Sports Bldg
      Fund Proj.), Ser. 2001A, 5.50%, 04/01/12                               Aa2, AA      500,000      563,465
      Ohio State Higher Educ. Cap. Fac. Rev. Bonds Ser. 2A,
      5.50%, 12/01/09                                                        Aa2, AA      500,000      564,515
      Ohio State Higher Educ. Cap. Fac. Rev. Bonds, Ser. 2A,
      5.50%, 12/01/08                                                        Aa2, AA      200,000      223,620
      Ohio State Infrastructure Imp. Gen. Oblig. Bonds, 5.75%,
      02/01/14, Prerefunded 02/01/10 @ 100                                  Aa1, AA+      350,000      399,966
      Pickerington, OH Local School Dist. Construction & Imp
      Gen Oblig. Bonds, (FGIC), 5.80%, 12/01/09                             Aaa, AAA      500,000      549,730
                                                                                                    ----------
                                                                                                     3,383,941
                                                                                                    ----------

OKLAHOMA -- 0.2%
      Oklahoma City, OK Gen. Oblig. Bonds, 5.40%, 07/01/12,
      Prerefunded 07/01/10 @ 100                                             Aa2, AA      100,000      113,068
                                                                                                    ----------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                 Moody's/S&P  Principal
                                                                   Ratings'     Amount      Value
                                                                 -----------  ---------   ---------
OREGON -- 1.0%
      Multnomah-Clackamas Counties, OR Centennial School
      Dist. Gen. Oblig. Bonds, (FGIC), 5.50%, 06/15/13             Aaa, NR      550,000     620,373
                                                                                          ---------

PENNSYLVANIA -- 3.6%
      Adams County, PA Public Imp. Misc. Rev. Bonds, (FGIC),
       5.20%, 05/15/17, Prerefunded 05/15/11 @ 100                Aaa, AAA      250,000     281,953
      Bethlehem, PA Area Vocational Technical School Auth
      Lease Rev. Bonds, (MBIA), 5.50%, 09/01/20, Prerefunded
      09/01/09 @ 100                                               Aaa, NR      325,000     367,978
      Harrisburg, PA Office & Parking Rev. Auth. Bonds (Capital
       Assoc. Proj.), Ser. 1998A, 5.50%, 05/01/05, Escrowed to
      Maturity                                                     NR, AAA      180,000     184,064
      Pennsylvania State Ref. Gen. Oblig. Bonds, (FGIC),
      5.38%, 11/15/07                                             Aaa, AAA      250,000     267,020
      Philadelphia, PA Hospitals & Higher Educ. Fac. Auth. Rev.
       Bonds (Jefferson Health Systems Proj.), Ser. 1997A,
      5.50%, 05/15/05                                             Aa3, AA-      500,000     510,780
      Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%,
      04/01/11, Escrowed to Maturity                              Aaa, AAA      160,000     180,773
      Westmoreland County, PA Ind. Dev. Auth. Rev. Bonds
      (Landfill Gas Recycling-Lanchester Energy Partners Proj.)
      Ser. 1998B, .00%, 01/01/05*                                  NR, NR       500,000      28,750
      York County, PA Solid Waste & Refuse Auth. Rev.
      Bonds, (FGIC), 5.50%, 12/01/06                              Aaa, AAA      400,000     429,204
                                                                                          ---------
                                                                                          2,250,522
                                                                                          ---------

PUERTO RICO -- 0.6%
      The Childrens Trust Fund, Puerto Rico, Tobacco
      Settlement Rev. Bonds, 5.00%, 05/15/09                      Baa3, BBB     100,000     102,224
      The Childrens Trust Fund, Puerto Rico, Tobacco
      Settlement Rev. Bonds, 5.75%, 07/01/14, Prerefunded
      07/01/10 @ 100                                               NR, AAA      250,000     286,553
                                                                                          ---------
                                                                                            388,777
                                                                                          ---------

SOUTH DAKOTA -- 0.4%
      South Dakota Housing Dev. Auth. Homeownership Mtge
      Rev. Bonds, Ser. C, 4.15%, 05/01/07                         Aa1, AAA      265,000     269,261
                                                                                          ---------

TENNESSEE -- 0.5%
      Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%,
      10/01/13                                                     Aa2, AA      250,000     283,385
                                                                                          ---------

TEXAS -- 9.1%
      Galena Park, TX Indpt. School Dist. Gen. Oblig. Bonds,
      (PSF-GTY), 7.00%, 08/15/11                                   Aaa, NR      250,000     301,860
      Georgetown, TX Indpt. School Dist. Gen. Oblig. Ref
      Bonds, (PSF-GTY), 5.00%, 02/15/17                           Aaa, AAA      500,000     540,100
      Georgetown, TX Utility System Ref. Rev. Bonds, Ser
      1998A, (FSA), 4.80%, 08/15/11                               Aaa, AAA      650,000     687,225
      Houston, TX Prerefunded-Ref & Pub Impt - A, 5.25%,
      03/01/13                                                    Aa3, AA-      400,000     445,080
      Houston, TX Unrefunded-Ref & Pub Impt - A, 5.25%,
      03/01/13                                                    Aa3, AA-      100,000     108,705

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                  Moody's/S&P  Principal
                                                                    Ratings'     Amount      Value
                                                                  -----------  ---------   ---------
      Katy, TX Indpt. School Dist. Gen. Oblig. Bonds,
      (PSF-GTY), 5.50%, 02/15/15                                   Aaa, AAA      500,000     556,540
      Lubbock, TX Health Fac. Dev. Corp. Rev. Bonds (St
      Joseph Health Sys.), 5.00%, 07/01/08                         Aa3, AA-      350,000     376,495
      Pearland, TX Indpt. School Dist Schoolhouse Rev. Bonds,
      Ser. 2001A, (PSF-GTY), 5.00%, 02/15/12                       Aaa, AAA      625,000     682,831
      San Antonio, TX Independent School Dist. Gen. Oblig
      Unltd. Bonds, (PSF-GTY), 7.00%, 08/15/08                     Aaa, AAA      225,000     261,855
      Texas State Ref. Public Fin. Auth. Gen. Oblig. Bonds, Ser
      2001A, 5.50%, 10/01/12                                        Aa1, AA      300,000     338,262
      Texas State Turnpike Auth. Cent. Rev. Bonds, 5.00%,
      06/01/08                                                      Aa3, AA      500,000     543,940
      Texas Water Dev. Board Rev. Bonds, St. Revolving Fd-Sr
      Lien-Ser. 1998A, 5.25%, 07/15/11                             Aaa, AAA      500,000     544,540
      Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%,
      07/01/13, Prerefunded 07/01/11 @ 100                         Aaa, AAA       60,000      71,612
      Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%,
      07/01/13, Prerefunded 01/01/12 @ 100                         Aaa, AAA       75,000      89,672
      Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%,
      07/01/13, Prerefunded 01/01/13 @ 100                         Aaa, AAA       85,000     102,819
                                                                                           ---------
                                                                                           5,651,536
                                                                                           ---------

UTAH -- 0.4%
      Utah State Bldg. Ownership Auth. Lease Rev. Bonds,
      5.50%, 05/15/07                                              Aa1, AA+      250,000     267,510
                                                                                           ---------

VIRGINIA -- 1.8%
      Virginia Commonwealth Trans. Brd. Rev. Bonds (Federal
      Highway Reimbursement Ant. Notes), 5.75%, 10/01/07           Aa2, AA+    1,000,000   1,105,510
                                                                                           ---------

WASHINGTON -- 3.8%
      Clark County Washington School Dist. No. 37 Gen. Oblig
      Bonds, 5.13%, 12/01/10                                        Aa3, NR      500,000     552,449
      Seattle, WA Muni. Light & Power Ref. Rev. Bonds, (FSA),
      5.00%, 07/01/10                                              Aaa, AAA      350,000     382,491
      Snohomish County, WA Public Utility Rev. Bonds, (FSA),
      5.00%, 12/01/08                                              Aaa, AAA      250,000     273,375
      Washington State Public Power Supply Sys. Nuclear Proj
      No. 1 Rev. Bonds, 5.75%, 07/01/09                            Aaa, AA-      320,000     359,997
      Washington State Public Power Supply Sys. Nuclear Proj
      No. 2 Rev. Bonds, 5.75%, 07/01/09                            Aaa, AA-      200,000     224,998
      Washington State Variable Purpose-Ser. B Gen. Oblig
      Unltd. Bonds, 5.00%, 01/01/13                                 Aa1, AA      300,000     318,411
      Washington Tobacco Settlement Mgmt. Auth. Rev. Bonds,
      5.00%, 06/01/08                                              Baa2, BBB     300,000     301,770
                                                                                           ---------
                                                                                           2,413,491
                                                                                           ---------

WEST VIRGINIA -- 0.5%
      West Virginia State Bldg. Ref. Rev. Bonds, Ser. A,
      (AMBAC), 5.38%, 07/01/18                                     Aaa, AAA      250,000     285,165
                                                                                           ---------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                      Moody's/S&P   Principal
                                                                        Ratings'      Amount       Value
                                                                      -----------   ---------   -----------
   WISCONSIN -- 1.9%
         Milwaukee County, WI Rev. Adj. Ref. Bonds (Pub
         Museum), Ser. B, 4.35%, 12/01/04                               NR, AA-     1,000,000     1,004,040
         Wisconsin State Trans. Rev. Ref. Bonds, Ser. 1,
         (AMBAC), 5.75%, 07/01/14                                      Aaa, AAA       175,000       201,520
                                                                                                -----------
                                                                                                  1,205,560
                                                                                                -----------
     TOTAL MUNICIPAL BONDS
       (Cost $57,167,900)                                                                        58,442,563
                                                                                                -----------
SHORT-TERM INVESTMENTS -- 7.1%
         Blackrock Municipal Cash Tax-Exempt Cash Money Market Fund                 3,200,193     3,200,193
         Blackrock Municipal Fund Tax-Exempt Money Market Fund                      1,286,168     1,286,168
                                                                                                -----------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $4,486,361)                                                                          4,486,361
                                                                                                -----------
TOTAL INVESTMENTS -- 100.0%
     (Cost $61,654,261)                                                                         $62,928,924
                                                                                                ===========

SUMMARY OF ABBREVIATIONS:

AMBAC - Insured by the AMBAC Indemnity Corporation

CALHF -  Insured by the California State Mortgage Insurance Program

FGIC -  Insured by the Financial Guaranty Insurance Company

FSA - Insured by Financial Security Assurance

MBIA - Insured by Municipal Bond Insurance Association

PSF-GTY - Insured by the Permanent School Fund Guaranty

RADIAN - Insured by Radian Asset Assurance

+ The cost for federal income tax purposes was $61,654,261. At September 30, 2004, net unrealized appreciation was $1,274,663. This consisted of aggregate gross unrealized appreciation for all securities for which there was as excess of market value over tax cost of $1,900,944, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $626,281.

(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment advisor at the time of purchase. The ratings shown are not audited.

(*) Non-income producing for the period ended September 30, 2004. Security in default.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT-TERM INCOME SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                    Moody's/S&P    Principal
                                                                     Ratings'        Amount        Value
                                                                  --------------   ----------   -----------
CORPORATE BONDS -- 67.6%
   FINANCIAL -- 19.9%
         Credit Suisse First Boston, 5.75%, 04/15/07                 Aa3, A+       $1,000,000   $ 1,060,422
         General Electric Capital Corp., 6.50%, 12/10/07             Aaa, AAA       1,250,000     1,363,714
         General Motors Acceptance Corp., 2.60%, 11/18/04*           A3, BBB        1,000,000     1,002,267
         Goldman Sachs Group, 6.50%, 02/25/09                        Aa3, A+          200,000       219,995
         Goldman Sachs Group, 6.65%, 05/15/09                        Aa3, A+          700,000       779,525
         International Lease Finance Corp., 5.63%, 06/01/07          A1, AA-        2,000,000     2,112,853
         MBNA America, 7.75%, 09/15/05                              Baa1, BBB+        750,000       781,013
         MBNA America, 6.50%, 06/20/06                              Baa1, BBB+        500,000       528,616
         National City Bank, 2.70%, 08/24/09                         Aa3, A+          454,545       445,859
         Prudential Insurance Co., 6.38%, 07/23/06                    A2, A+        1,000,000     1,062,800
         Salomon Smith Barney Holdings, 6.50%, 02/15/08              Aa1, AA-       1,000,000     1,093,776
                                                                                                -----------
                                                                                                 10,450,840
                                                                                                -----------

   INDUSTRIAL -- 41.1%
         Bausch & Lomb, Inc., 6.75%, 12/15/04                       Ba1, BBB-       1,243,000     1,250,883
         Comcast Cable Communications, Inc., 8.38%, 05/01/07        Baa3, BBB         674,000       752,909
         Conagra Foods, Inc., 6.00%, 09/15/06                       Baa1, BBB+      1,000,000     1,051,911
         Dow Chemical, 5.75%, 11/15/09                                A3, A-        1,000,000     1,073,134
         Eastman Kodak Co., 7.25%, 06/15/05                         Baa3, BBB-        350,000       359,577
         General Mills, Inc., 5.13%, 02/15/07                       Baa2, BBB+      1,250,000     1,301,853
         Georgia-Pacific Corp., 7.50%, 05/15/06                       Ba3,BB+         330,000       348,975
         Goodrich Corp, 6.45%, 12/15/07                             Baa3, BBB-        999,000     1,078,539
         Hertz Corp., 4.70%, 10/02/06                               Baa2, BBB-      1,000,000     1,019,197
         International Business Machines Corp., 5.38%, 02/01/09       A1, A+        1,000,000     1,066,284
         Liberty Media Corp., 3.38%, 12/15/04*                      Baa3, BBB-        350,000       353,749
         Liberty Media Corp., 3.50%, 09/25/06                       Baa3, BBB-        750,000       746,969
         McDonald's Corp., 3.88%, 08/15/07                            A2, A         1,000,000     1,013,309
         Merck & Co., Inc., 2.50%, 03/30/07                          Aaa, AAA       1,000,000       987,210
         Raytheon Co., 6.75%, 08/15/07                              Baa3, BBB-      1,000,000     1,093,721
         Safeway, Inc., 6.15%, 03/01/06                             Baa2, BBB       1,000,000     1,042,555
         Time Warner Cos., Inc., 8.18%, 08/15/07                    Baa1, BBB+      1,020,000     1,141,465
         Tricon Global, 7.45%, 05/15/05                             Baa3, BBB-        500,000       514,066
         Tyco International Group SA, 5.88%, 11/01/04               Baa3, BBB         500,000       501,322
         Tyson Foods, Inc., 7.25%, 10/01/06                         Baa3, BBB       1,000,000     1,072,419
         Walt Disney Co., 7.30%, 02/08/05                           Baa1, BBB+      1,750,000     1,780,009
         Weyerhaeuser Co., 6.00%, 08/01/06                          Baa2, BBB       1,970,000     2,070,581
                                                                                                -----------
                                                                                                 21,620,637
                                                                                                -----------

   TELECOMMUNICATIONS -- 2.0%
         Sprint Capital Corp., 7.13%, 01/30/06                      Baa3, BBB-      1,000,000     1,054,463
                                                                                                -----------

   UTILITIES -- 4.6%
         Cogentrix Energy, Inc., 8.75%, 10/15/08                     Aa3, A+          500,000       582,130
         Columbia Energy Group, 6.80%, 11/28/05                     Baa2, BBB         500,000       520,834
         Ohio Power Co., 6.73%, 11/01/04                             A3, BBB          400,000       401,415
         Valero Energy, 6.13%, 04/15/07                             Baa3, BBB         870,000       924,965
                                                                                                -----------
                                                                                                  2,429,344
                                                                                                -----------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT-TERM INCOME SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                        Moody's/S&P   Principal
                                                                          Ratings'      Amount       Value
                                                                        -----------   ---------   -----------
     TOTAL CORPORATE BONDS
       (Cost $35,765,706)                                                                          35,555,284
                                                                                                  -----------
ASSET-BACKED SECURITIES -- 1.9%
         GMAC Mortgage Corporation Loan, 3.69%, 07/25/20                  Aaa, AAA    1,000,000     1,004,699
                                                                                                  -----------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $1,003,894)                                                                            1,004,699
                                                                                                  -----------

MORTGAGE-BACKED SECURITIES -- 2.2%
         Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%,                  723,353       743,143
          03/13/07
         Federal Home Loan Mortgage Corporation Notes, 7 Yr. Balloon,                   419,029       424,791
         4.50%, 04/12/07
                                                                                                  -----------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $1,170,851)                                                                            1,167,934
                                                                                                  -----------

U.S. AGENCY OBLIGATIONS -- 22.5%
   FEDERAL HOME LOAN BANKS NOTES -- 2.7%
         Federal Home Loan Banks Notes, 1.70%, 12/30/05                               1,000,000       990,244
         Federal Home Loan Banks Notes, 2.44%, 03/09/09                                 450,000       442,616
                                                                                                  -----------
                                                                                                    1,432,860
                                                                                                  -----------

   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.9%
         Federal Home Loan Mortgage Corporation Notes, 3.38%,                         1,000,000       988,534
         04/15/09
                                                                                                  -----------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 17.9%
         Federal National Mortgage Association Notes, 3.21%,                          1,000,000       990,564
         07/26/04
         Federal National Mortgage Association Notes, 1.72%,                          2,000,000     1,999,331
         10/08/04
         Federal National Mortgage Association Notes, 3.25%,                            500,000       500,030
         11/15/07
         Federal National Mortgage Association Notes, 5.75%,                          1,000,000     1,076,787
         02/15/08
         Federal National Mortgage Association Notes, 6.00%,                          1,000,000     1,087,626
         05/15/08
         Federal National Mortgage Association Notes, 5.25%,                          2,000,000     2,130,127
         01/15/09
         Federal National Mortgage Association Notes, 3.13%,                            500,000       485,945
         03/16/09
         Federal National Mortgage Association Notes, 6.63%,                          1,000,000     1,126,610
         09/15/09
                                                                                                  -----------
                                                                                                    9,397,020
                                                                                                  -----------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $11,903,819)                                                                          11,818,414
                                                                                                  -----------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT-TERM INCOME SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                        Moody's/S&P   Principal
                                                                          Ratings'      Amount       Value
                                                                        -----------   ---------   -----------
U.S. TREASURY OBLIGATIONS -- 1.2%
     U.S. TREASURY NOTES -- 1.2%
         U.S. Treasury Notes, 2.38%, 08/15/06                                           400,000       398,719
         U.S. Treasury Notes, 4.00%, 06/15/09                                           250,000       257,285
                                                                                                  -----------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $654,010)                                                                                656,004
                                                                                                  -----------

COMMERCIAL PAPER -- 4.6%
         Prudential Insurance Note, 1.75%, 10/01/04                       A-1, P-1    2,432,326     2,432,326
                                                                                                  -----------
     TOTAL COMMERCIAL PAPER
       (Cost $2,432,326)                                                                            2,432,326
                                                                                                  -----------

TOTAL INVESTMENTS -- 100.0%
     (Cost $52,930,606)+                                                                           52,634,661
                                                                                                  ===========

--------------------

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of September 30, 2004. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+ The cost for federal income tax purposes was $52,930,606. At September 30, 2004, net unrealized depreciation was $295,945. This consisted of aggregate gross unrealized appreciation for all securities, in which there was as excess of market value over tax cost, of $74,840, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $370,785. .

(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment advisor at the time of purchase. The ratings shown are not audited.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                    Shares         Value
                                                                  ----------    ----------
COMMON STOCK -- 99.1%
   COMMUNICATION & BROADCASTING -- 6.0%
         Clear Channel Communications, Inc.                            4,555    $  141,979
         Comcast Corp. - Class A*                                      7,191       200,773
         Viacom, Inc. - Class B*                                      11,268       378,154
         Vodafone Group PLC,  ADR                                     14,445       348,269
                                                                                ----------
     TOTAL COMMUNICATION & BROADCASTING                                          1,069,175
                                                                                ----------

   COMPUTER SERVICES -- 6.0%
         EMC Corp.*                                                   15,591       179,920
         Microsoft Corp.                                              32,097       887,483
         Silicon Graphics, Inc.*                                          22            31
                                                                                ----------
     TOTAL COMPUTER SERVICES                                      `              1,067,434
                                                                                ----------

   ENTERTAINMENT & LEISURE -- 2.0%
         The Walt Disney Co.                                          15,444       348,262
                                                                                ----------
     TOTAL ENTERTAINMENT & LEISURE                                                 348,262
                                                                                ----------

   FINANCE & INSURANCE -- 19.2%
     FINANCIAL SERVICES -- 5.7%
         Citigroup, Inc.                                              15,805       697,317
         U.S. Bancorp                                                 11,285       326,137
                                                                                ----------
                                                                                 1,023,454
                                                                                ----------

     INSURANCE CARRIERS -- 8.6%
         American International Group, Inc.                           11,306       768,694
         Marsh & McLennan Cos., Inc.                                   6,487       296,845
         The St. Paul Travelers Cos., Inc.                            14,432       477,122
                                                                                ----------
                                                                                 1,542,661
                                                                                ----------

     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.4%
         American Express Co. (a)                                      3,993       205,480
         Freddie Mac                                                   3,342       218,032
                                                                                ----------
                                                                                   423,512
                                                                                ----------

     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 1.1%
         Morgan Stanley                                                3,948       194,636
                                                                                ----------

     STATE & NATIONAL BANKS -- 1.4%
         Bank of America Corp.                                         5,602       242,735
                                                                                ----------
     TOTAL FINANCE & INSURANCE                                                   3,426,998
                                                                                ----------

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                  Shares      Value
                                                                  ------    ----------
MANUFACTURING -- 42.5%
    AIRCRAFT & AEROSPACE -- 2.5%
         United Technologies Corp.                                 4,866      454,387
                                                                            ---------
     BIOTECHNOLOGY -- 2.7%
         Amgen, Inc.* (a)                                          4,423      250,696
         Gilead Sciences, Inc.*                                    6,027      225,289
                                                                            ---------
                                                                              475,985
                                                                            ---------

     COMPUTERS & OFFICE EQUIPMENT -- 6.7%
         Cisco Systems, Inc.*                                     18,211      329,619
         Hewlett-Packard Co.                                      13,725      257,344
         Intel Corp.                                              13,217      265,133
         International Business Machines Corp.                     4,292      367,996
                                                                            ---------
                                                                            1,220,092
                                                                            ---------

     FOOD & BEVERAGE -- 2.7%
         PepsiCo, Inc.                                             9,746      474,143
                                                                            ---------

     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 4.4%
         General Electric Co.                                     23,256      780,935
                                                                            ---------

     MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 2.5%
         Dover Corp.                                              11,350      441,175
                                                                            ---------

     MISC. MANUFACTURING INDUSTRIES -- 4.5%
         E.I. DuPont de Nemours & Co.                              4,783      204,712
         Illinois Tool Works, Inc.                                 2,131      198,545
         Northrop Grumman Corp.                                    7,372      393,149
                                                                            ---------
                                                                              796,406
                                                                            ---------

     PHARMACEUTICAL PREPARATIONS -- 10.9%
         Abbott Laboratories                                       4,653      197,101
         Johnson & Johnson                                         7,633      429,967
         Lilly Eli & Co.                                           2,950      177,148
         Merck & Co., Inc.                                         4,096      135,168
         Novartis AG, ADR                                          9,262      432,258
         Pfizer, Inc.                                             19,129      585,347
                                                                            ---------
                                                                            1,956,989
                                                                            ---------

     PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.7%
         Medtronic, Inc.                                           5,996      311,192
                                                                            ---------

     SEMICONDUCTORS -- 0.7%
         Analog Devices, Inc.                                      3,358      130,223
                                                                            ---------

     TOBACCO -- 2.7%
         Altria Group, Inc.                                       10,188      479,244
                                                                            ---------

     TRANSPORTATION EQUIPMENT -- 0.5%
         Delphi Corp.                                              9,565       88,859
                                                                            ---------

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                Shares         Value
                                             -----------    -----------
  TOTAL MANUFACTURING                                         7,609,630
                                                            -----------

OIL & GAS -- 9.6%
      Apache Corp.                                 5,668        284,023
      BP PLC *                                     4,882        280,861
      ConocoPhillips                               4,118        341,177
      Exxon Mobil Corp.                           16,574        801,022
                                                            -----------
  TOTAL OIL & GAS                                             1,707,083
                                                            -----------

SERVICES -- 1.7%
  EDUCATIONAL SERVICES -- 0.9%
      Apollo Group, Inc. - Class A*                2,098        153,930
                                                            -----------
  MEDICAL & HEALTH SERVICES -- 0.8%
      Cardinal Health, Inc.                        3,620        158,448
                                                            -----------
  TOTAL SERVICES                                                312,378
                                                            -----------

TECHNOLOGY -- 1.9%
  TELECOMMUNICATIONS EQUIPMENT -- 1.9%
      Motorola, Inc.                              18,686        337,095
                                                            -----------
  TOTAL TECHNOLOGY                                              337,095
                                                            -----------

WHOLESALE & RETAIL TRADE -- 10.2%
  RETAIL BUILDING MATERIALS -- 3.4%
      Home Depot, Inc.                            15,543        609,285
                                                            -----------
  RETAIL DEPARTMENT STORES -- 2.1%
      Target Corp.                                 8,354        378,019
                                                            -----------
  RETAIL EATING & DRINKING PLACES -- 0.5%
      Starbucks Corp.*                             1,934         87,920
                                                            -----------
  RETAIL MERCHANDISING -- 2.2%
      Wal-Mart Stores, Inc.                        7,273        386,923
                                                            -----------
  WHOLESALE MISCELLANEOUS -- 2.0%
      Sysco Corp.                                 12,103        362,122
                                                            -----------
  TOTAL WHOLESALE & RETAIL TRADE                              1,824,269
                                                            -----------
  TOTAL COMMON STOCK
    (Cost $16,388,176)                                      $17,702,324
                                                            -----------

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                  Shares       Value
                                                                                ---------    -----------
SHORT-TERM INVESTMENTS -- 0.9%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series       77,590         77,590
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series       77,590         77,590
                                                                                             -----------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $155,180)                                                                           155,180
                                                                                             -----------
TOTAL INVESTMENTS -- 100.0%
     (Cost $16,543,356) +(1)                                                                 $17,857,504
                                                                                             ===========

                                                                            Principal/
                                                                              Shares
                                                                            ----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   CERTIFICATE OF DEPOSIT
         Banco Santander, 1.80%, 10/25/04                                     $33,187    $ 33,187
                                                                                         --------
     TOTAL CERTIFICATE OF DEPOSIT                                                          33,187
                                                                                         --------

   FLOATING RATE NOTE
         Goldman Sachs, 1.96%, 07/29/05                                        91,242      91,242
                                                                                         --------
     TOTAL FLOATING RATE NOTE                                                              91,242
                                                                                         --------

   TIME DEPOSIT
         UBS Bank, 1.98%, 10/01/04                                              6,971       6,971
                                                                                         --------
     TOTAL TIME DEPOSIT                                                                     6,971
                                                                                         --------
     TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
       (Cost $131,400) (2)                                                               $131,400
                                                                                         --------

ADR - American Depository Receipt.

*     Non-income producing security.

(a)   Security partially or fully on loan.

+ The cost for Federal income tax purposes was $16,543,356. At September 30, 2004, net unrealized appreciation was $1,314,148. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,047,894 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $733,746.

1 At September 30, 2004, the market value of securities on loan for the Large Cap Core Series was $126,636.

2 The investments held as collateral on loaned securities represented 0.8% of the net assets of the Large Cap Core Series.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
COMMON STOCK -- 96.3%
   AEROSPACE & DEFENSE -- 1.4%
         United Technologies Corp.                                                                   5,600      $            522,928
                                                                                                                --------------------
     TOTAL AEROSPACE & DEFENSE                                                                                               522,928
                                                                                                                --------------------

   COMMUNICATION & BROADCASTING -- 5.8%
         Comcast Corp. - Class A*                                                                   24,700                   689,624
         Liberty Media Corp. - Class A*                                                             54,350                   473,932
         Nextel Communications, Inc.*                                                               17,100                   407,664
         Time Warner, Inc.*                                                                         37,000                   597,180
                                                                                                                --------------------
     TOTAL COMMUNICATION & BROADCASTING                                                                                    2,168,400
                                                                                                                --------------------

   COMPUTER SERVICES -- 0.5%
         Oracle Corp.*                                                                              15,400                   173,712
                                                                                                                --------------------
     TOTAL COMPUTER SERVICES                                                                                                 173,712
                                                                                                                --------------------

   CONSUMER PRODUCTS -- 5.4%
         Colgate-Palmolive Co.                                                                       8,000                   361,440
         Gillette Co.                                                                               19,640                   819,774
         Procter & Gamble Co.                                                                       15,300                   828,036
                                                                                                                --------------------
     TOTAL CONSUMER PRODUCTS                                                                                               2,009,250
                                                                                                                --------------------

   ELECTRIC, GAS, WATER, & UTILITIES -- 2.8%
         Exelon Corp.                                                                               18,200                   667,758
         FirstEnergy Corp.                                                                           9,300                   382,044
                                                                                                                --------------------
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                                               1,049,802
                                                                                                                --------------------

   ENTERTAINMENT & LEISURE -- 0.5%
         The Walt Disney Co.                                                                         7,650                   172,508
                                                                                                                --------------------
     TOTAL ENTERTAINMENT & LEISURE                                                                                           172,508
                                                                                                                --------------------

   FINANCE & INSURANCE -- 19.0%
     FINANCIAL SERVICES -- 3.3%
         Citigroup, Inc.                                                                            27,650                 1,219,919
                                                                                                                --------------------
                                                                                                                           1,219,919
                                                                                                                --------------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
INSURANCE CARRIERS -- 6.1%
         American International Group, Inc.                                                         15,080                 1,025,289
         Chubb Corp.                                                                                 8,600                   604,408
         The Allstate Corp.                                                                         13,300                   638,267
                                                                                                                           2,267,964
                                                                                                                --------------------

     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 5.9%
         American Express Co.                                                                       20,150                 1,036,919
         Fannie Mae                                                                                 10,500                   665,700
         Washington Mutual, Inc.                                                                    12,800                   500,224
                                                                                                                --------------------
                                                                                                                           2,202,843
                                                                                                                --------------------

     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 2.1%
         Merrill Lynch & Co., Inc.                                                                   6,600                   328,152
         Morgan Stanley                                                                              9,200                   453,560
                                                                                                                --------------------
                                                                                                                             781,712
                                                                                                                --------------------

     STATE & NATIONAL BANKS -- 1.6%
         Bank of America Corp.                                                                      13,998                   606,533
                                                                                                                --------------------
                                                                                                                             606,533
                                                                                                                --------------------
     TOTAL FINANCE & INSURANCE                                                                                             7,078,971
                                                                                                                --------------------

   HOTELS & MOTELS -- 1.0%
         Marriott International, Inc. - Class A                                                      7,400                   384,504
                                                                                                                --------------------
     TOTAL HOTELS & MOTELS                                                                                                   384,504
                                                                                                                --------------------

   INFORMATION TECHNOLOGY -- 0.5%
     HOME ENTERTAINMENT SOFTWARE -- 0.5%
         Electronic Arts, Inc.*                                                                      4,260                   195,917
                                                                                                                --------------------

     TOTAL INFORMATION TECHNOLOGY                                                                                            195,917
                                                                                                                --------------------
   MANUFACTURING -- 30.2%
     BIOTECHNOLOGY -- 2.1%
         Amgen, Inc.*                                                                                3,310                   187,611
         Genentech, Inc.*                                                                           11,300                   592,346
                                                                                                                --------------------
                                                                                                                             779,957
                                                                                                                --------------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
COMPUTERS & OFFICE EQUIPMENT -- 1.2%
         Xerox Corp.*                                                                               30,500                   429,440
                                                                                                                --------------------

     DIVERSIFIED MANUFACTURING INDUSTRIES -- 3.4%
         3M Co.                                                                                      6,100                   487,817
         Honeywell International, Inc.                                                              11,500                   412,390
         Illinois Tool Works, Inc.                                                                   4,100                   381,997
                                                                                                                --------------------
                                                                                                                           1,282,204
                                                                                                                --------------------

     FOOD & BEVERAGE -- 2.4%
         Coca-Cola Co.                                                                               7,260                   290,763
         PepsiCo, Inc.                                                                              12,420                   604,233
                                                                                                                --------------------
                                                                                                                             894,996
                                                                                                                --------------------

     GENERAL CONSTRUCTION - SINGLE HOMES -- 0.9%
         Pulte Corp.                                                                                 5,700                   349,809
                                                                                                                --------------------

     MACHINERY & HEAVY EQUIPMENT -- 1.5%
         Caterpillar, Inc.                                                                           7,100                   571,195
                                                                                                                --------------------

     MEDICAL EQUIPMENT & SUPPLIES -- 1.6%
         Boston Scientific Corp.*                                                                   14,700                   584,031
                                                                                                                --------------------

     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 4.8%
         Emerson Electric Co.                                                                        9,700                   600,333
         General Electric Co.                                                                       34,200                 1,148,435
                                                                                                                --------------------
                                                                                                                           1,748,768
                                                                                                                --------------------

     MISC. MANUFACTURING INDUSTRIES -- 1.5%
         E.I. DuPont de Nemours & Co.                                                               13,350                   571,380
                                                                                                                --------------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
     PHARMACEUTICAL PREPARATIONS -- 6.3%
         Abbott Laboratories                                                                        13,900                   588,804
         Eli Lilly & Co.                                                                             9,300                   558,465
         Johnson & Johnson                                                                          12,120                   682,720
         Pfizer, Inc.                                                                               15,800                   483,480
                                                                                                                --------------------
                                                                                                                           2,313,469
                                                                                                                --------------------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.5%
         Medtronic, Inc.                                                                            11,050                   573,495
                                                                                                                --------------------

     SEMICONDUCTORS -- 0.8%
         Maxim Integrated Products, Inc.                                                             7,500                   317,175
                                                                                                                --------------------

     TELECOMMUNICATIONS EQUIPMENT -- 2.2%
         QUALCOMM, Inc.*                                                                            20,620                   805,004
                                                                                                                --------------------

     TOTAL MANUFACTURING                                                                                                  11,220,923
                                                                                                                --------------------

   OIL & GAS -- 5.1%
     OIL & GAS EXPLORATION -- 5.1%
         ChevronTexaco Corp.                                                                         9,000                   482,760
         ConocoPhillips                                                                              5,700                   472,245
         Devon Energy Corp.                                                                          7,150                   507,722
         Kerr-McGee Corp.                                                                            8,000                   458,000
                                                                                                                --------------------

     TOTAL OIL & GAS                                                                                                       1,920,727
                                                                                                                --------------------

   SERVICES -- 11.8%
     ADVERTISING -- 0.7%
         Omnicom Group, Inc.                                                                         3,820                   279,089
                                                                                                                --------------------

     BUSINESS SERVICES -- 2.3%
         Cendant Corp.                                                                              24,880                   537,408
         Paychex, Inc.                                                                              11,200                   337,680
                                                                                                                --------------------
                                                                                                                             875,088
                                                                                                                --------------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
     EDUCATIONAL SERVICES -- 1.2%
         Apollo Group, Inc. - Class A*                                                               6,300                   462,231
                                                                                                                --------------------

     INTERNET SERVICES -- 0.5%
         eBay, Inc.*                                                                                 2,000                   183,880
                                                                                                                --------------------

     MEDICAL & HEALTH SERVICES -- 2.9%
         Anthem, Inc.*                                                                               6,800                   593,300
         HCA, Inc.                                                                                  12,550                   478,783
                                                                                                                --------------------
                                                                                                                           1,072,083
                                                                                                                --------------------
     OIL & GAS FIELD SERVICES -- 2.1%
         Schlumberger, Ltd.                                                                         11,400                   767,334
                                                                                                                --------------------

     PRINTING & PUBLISHING -- 2.1%
         Gannett Co., Inc.                                                                           9,310                   779,805
                                                                                                                --------------------

     TOTAL SERVICES                                                                                                        4,419,510
                                                                                                                --------------------

   TRANSPORTATION -- 1.6%
     TRANSPORTATION- SHIPPING -- 1.6%
         United Parcel Service, Inc.                                                                 7,830                   594,454
                                                                                                                --------------------

     TOTAL TRANSPORTATION                                                                                                    594,454
                                                                                                                --------------------

   WHOLESALE & RETAIL TRADE -- 10.7%
     RETAIL DEPARTMENT STORES -- 1.6%
         Kohl's Corp.*                                                                              12,210                   588,400
                                                                                                                --------------------

     RETAIL EATING & DRINKING PLACES -- 3.0%
         McDonald's Corp.                                                                           18,600                   521,358
         Yum! Brands, Inc.*                                                                         15,150                   615,999
                                                                                                                --------------------
                                                                                                                           1,137,357
                                                                                                                --------------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
     RETAIL MERCHANDISING -- 2.8%
         Bed Bath & Beyond, Inc.*                                                                   11,700                   434,187
         CVS Corp.                                                                                  14,650                   617,205
                                                                                                                --------------------
                                                                                                                           1,051,392
                                                                                                                --------------------

     SPECIALTY RETAIL STORES -- 3.3%
         Office Depot, Inc.*                                                                        43,550                   654,556
         Pitney Bowes, Inc.                                                                         13,150                   579,915
                                                                                                                --------------------
                                                                                                                           1,234,471
                                                                                                                --------------------
     TOTAL WHOLESALE & RETAIL TRADE                                                                                        4,011,620
                                                                                                                --------------------
     TOTAL COMMON STOCK
       (Cost $33,037,656)                                                                                                 35,923,226
                                                                                                                --------------------
SHORT-TERM INVESTMENTS -- 3.7%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                       699,026                   699,026
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                       699,026                   699,026
                                                                                                                --------------------

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $1,398,051)                                                                                                   1,398,051
                                                                                                                --------------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $34,435,707)+                                                                                        $         37,321,277
                                                                                                                ====================

*  Non-income producing security.

+ The cost for Federal income tax purposes was $34,435,707. At September 30, 2004, net unrealized appreciation was $2,885,570. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,703,596, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $818,026.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
COMMON STOCK -- 81.6%
   AEROSPACE & DEFENSE -- 1.5%
         General Dynamics Corp.*                                                                       692                    70,653
         Goodrich Corp.                                                                                298                     9,345
         Lockheed Martin Corp.                                                                       1,537                    85,734
         Northrop Grumman Corp.                                                                        900                    47,997
         Raytheon Co.                                                                                  985                    37,410
         Rockwell Collins, Inc.                                                                        428                    15,896
         The Boeing Co.                                                                              2,002                   103,343
         United Technologies Corp.                                                                   1,221                   114,018
                                                                                                                --------------------
     TOTAL AEROSPACE & DEFENSE                                                                                               484,396
                                                                                                                --------------------

   COMMUNICATION & BROADCASTING -- 4.5%
         ADC Telecommunications, Inc.*                                                               2,245                     4,063
         ALLTEL Corp.                                                                                1,108                    60,840
         AT&T Corp.                                                                                  3,650                    52,268
         AT&T Wireless Services, Inc.*                                                               8,570                   126,665
         CenturyTel, Inc.                                                                              275                     9,416
         Clear Channel Communications, Inc.                                                          2,063                    64,304
         Comcast Corp. - Class A*                                                                    7,657                   216,234
         Meredith Corp.                                                                                140                     7,193
         Nextel Communications, Inc.*                                                                2,509                    59,815
         Time Warner, Inc.*                                                                         14,659                   236,596
         Univision Communications, Inc. - Class A*                                                     823                    26,015
         Verizon Communications, Inc.                                                                9,470                   372,929
         Viacom, Inc. - Class B                                                                      5,995                   201,192
                                                                                                                --------------------
     TOTAL COMMUNICATION & BROADCASTING                                                                                    1,437,530
                                                                                                                --------------------

   COMPUTER SERVICES -- 2.9%
         Adobe Systems, Inc.                                                                           552                    27,307
         Affiliated Computer Services, Inc. - Class A*                                                 460                    25,608
         Autodesk, Inc.                                                                                342                    16,631
         Citrix Systems, Inc.*                                                                         311                     5,449
         Computer Associates International, Inc.                                                     1,359                    35,742
         Electronic Data Systems Corp.                                                               1,082                    20,980
         EMC Corp.*                                                                                  7,299                    84,230
         Microsoft Corp.                                                                            18,744                   518,272
         NCR Corp.*                                                                                    256                    12,695
         Oracle Corp.*                                                                              11,004                   124,125
         Sun Microsystems, Inc.*                                                                     7,363                    29,747
         SunGard Data Systems, Inc.*                                                                   649                    15,427
         Unisys Corp.*                                                                                 664                     6,852
                                                                                                                --------------------
     TOTAL COMPUTER SERVICES                                                                                                 923,065
                                                                                                                --------------------

   CONSUMER PRODUCTS -- 2.2%
         Alberto-Culver Co. - Class B                                                                  229                     9,957
         Avon Products, Inc.                                                                         1,150                    50,232
         Bausch & Lomb, Inc.                                                                           159                    10,566
         Colgate-Palmolive Co.                                                                       1,230                    55,571
         Eastman Kodak Co.                                                                             633                    20,395
         Fortune Brands, Inc.                                                                          306                    22,672
         Gillette Co.                                                                                2,410                   100,594
         Hasbro, Inc.                                                                                  343                     6,448

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
         International Flavors & Fragrances, Inc.                                                      246                     9,397
         Kimberly-Clark Corp.                                                                        1,204                    77,766
         Mattel, Inc.                                                                                1,110                    20,124
         Maytag Corp.                                                                                  122                     2,241
         Newell Rubbermaid, Inc.                                                                       720                    14,429
         Procter & Gamble Co.                                                                        4,708                   254,798
         Reebok International, Ltd.                                                                    196                     7,197
         The Clorox Co.                                                                                493                    26,277
         Whirlpool Corp.                                                                               161                     9,674
                                                                                                                --------------------
     TOTAL CONSUMER PRODUCTS                                                                                                 698,338
                                                                                                                --------------------

   ELECTRIC, GAS, WATER, & UTILITIES -- 2.3%
         Allegheny Energy, Inc.*                                                                       253                     4,038
         Ameren Corp.                                                                                  382                    17,629
         Calpine Corp.*                                                                              2,382                     6,908
         CenterPoint Energy, Inc.                                                                      887                     9,189
         Cinergy Corp.                                                                                 447                    17,701
         CMS Energy Corp.*                                                                             279                     2,656
         Consolidated Edison, Inc.                                                                     496                    20,852
         Constellation Energy Group                                                                    440                    17,530
         Dominion Resources, Inc.                                                                    1,099                    71,710
         DTE Energy Co.                                                                                443                    18,690
         Duke Energy Corp.                                                                           3,141                    71,897
         Edison International Co.*                                                                     681                    18,053
         Entergy Corp.                                                                                 542                    32,851
         Exelon Corp.                                                                                2,226                    81,672
         FirstEnergy Corp.                                                                             784                    32,207
         FPL Group, Inc.                                                                               456                    31,154
         KeySpan Corp.                                                                                 357                    13,994
         Nicor, Inc.                                                                                    54                     1,982
         NiSource, Inc.                                                                                620                    13,026
         Peoples Energy Corp.                                                                          120                     5,002
         PG&E Corp.*                                                                                 1,061                    32,254
         Pinnacle West Capital Corp.                                                                   192                     7,968
         PPL Corp.                                                                                     423                    19,957
         Progress Energy, Inc.                                                                         628                    26,590
         Public Service Enterprise Group, Inc.                                                         515                    21,939
         Sempra Energy Co.                                                                             473                    17,118
         TECO Energy, Inc.                                                                             551                     7,455
         The Southern Co.                                                                            2,520                    75,550
         TXU Corp.                                                                                     786                    37,665
         Xcel Energy, Inc.                                                                           1,003                    17,372
                                                                                                                --------------------
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                                                 752,609
                                                                                                                --------------------

   ENTERTAINMENT & LEISURE -- 0.6%
         Brunswick Corp.                                                                               252                    11,532
         Harrah's Entertainment, Inc.                                                                  250                    13,245
         International Game Technology                                                                 822                    29,551
         The Walt Disney Co.                                                                         6,663                   150,250
                                                                                                                --------------------
     TOTAL ENTERTAINMENT & LEISURE                                                                                           204,578
                                                                                                                --------------------

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
FINANCE & INSURANCE -- 20.1%
     FINANCIAL SERVICES -- 6.6%
         AmSouth Bancorp                                                                               753                    18,373
         Bank of New York Co., Inc.                                                                  2,606                    76,017
         Citigroup, Inc.                                                                            16,836                   742,803
         Countrywide Financial Corp.                                                                 1,962                    77,283
         Deluxe Corp.                                                                                   71                     2,912
         E*TRADE Group, Inc.*                                                                        1,700                    19,414
         First Horizon National Corp.                                                                  267                    11,577
         Franklin Resources, Inc.                                                                      592                    33,010
         Goldman Sachs Group, Inc.                                                                   1,566                   146,014
         H&R Block, Inc.                                                                               381                    18,829
         J.P. Morgan Chase & Co.                                                                    11,826                   469,847
         Janus Capital Group, Inc.                                                                     598                     8,139
         Marshall & Ilsley Corp.                                                                       521                    20,996
         MBIA, Inc.                                                                                    348                    20,257
         Moody's Corp.                                                                                 329                    24,099
         National City Corp.                                                                         2,057                    79,441
         Prudential Financial, Inc.                                                                  1,824                    85,801
         SunTrust Banks, Inc.                                                                          982                    69,143
         Synovus Financial Corp.                                                                       676                    17,677
         T.Rowe Price Group, Inc.                                                                      337                    17,167
         U.S. Bancorp                                                                                5,902                   170,568
                                                                                                                --------------------
                                                                                                                           2,129,367
                                                                                                                --------------------

     INSURANCE - PROPERTY/CASUALTY -- 0.6%
         ACE, Ltd.                                                                                     696                    27,882
         The Progressive Corp.                                                                         735                    62,291
         The St. Paul Cos., Inc.                                                                     2,483                    82,088
         XL Capital, Ltd. - Class A                                                                    345                    25,527
                                                                                                                --------------------
                                                                                                                             197,788
                                                                                                                --------------------

     INSURANCE CARRIERS -- 3.9%
         AFLAC, Inc.                                                                                 1,751                    68,657
         Ambac Financial Group, Inc.                                                                   264                    21,107
         American International Group, Inc.                                                          8,454                   574,787
         AON Corp.                                                                                     731                    21,009
         Chubb Corp.                                                                                   463                    32,540
         CIGNA Corp.                                                                                   305                    21,237
         Cincinnati Financial Corp.                                                                    412                    16,983
         Hartford Financial Services Group, Inc.                                                       988                    61,187
         Jefferson-Pilot Corp.                                                                         331                    16,437
         Lincoln National Corp.                                                                        370                    17,390
         Loews Corp.                                                                                   465                    27,203
         Marsh & McLennan Cos., Inc.                                                                 1,275                    58,344
         MetLife, Inc.                                                                               2,555                    98,751
         MGIC Investment Corp.                                                                         257                    17,103
         Principal Financial Group, Inc.                                                               804                    28,920
         Regions Financial Corp.                                                                     1,049                    34,680
         SAFECO Corp.                                                                                  270                    12,326
         The Allstate Corp.                                                                          2,281                   109,465
         Torchmark Corp.                                                                               279                    14,837

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
         UnumProvident Corp.                                                                           655                    10,277
                                                                                                                --------------------
                                                                                                                           1,263,240
                                                                                                                --------------------

     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.6%
         American Express Co.                                                                        2,841                   146,198
         Capital One Financial Corp.                                                                   562                    41,532
         Fannie Mae                                                                                  2,154                   136,564
         Freddie Mac                                                                                 1,951                   127,283
         Huntington Bancshares, Inc.                                                                   525                    13,078
         M&T Bank Corp.                                                                                260                    24,882
         MBNA Corp.                                                                                  4,223                   106,420
         Northern Trust Corp.                                                                          565                    23,052
         Providian Financial Corp.*                                                                    758                    11,779
         SLM Corp.                                                                                   1,045                    46,607
         Sovereign Bancorp, Inc.                                                                       900                    19,638
         Washington Mutual, Inc.                                                                     3,207                   125,330
                                                                                                                --------------------
                                                                                                                             822,363
                                                                                                                --------------------

     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 1.4%
         Bear Stearns Cos., Inc.                                                                       238                    22,888
         Charles Schwab Corp.                                                                        3,077                    28,278
         Federated Investors, Inc.                                                                     301                     8,560
         Lehman Brothers Holdings, Inc.                                                                928                    73,980
         Merrill Lynch & Co., Inc.                                                                   2,947                   146,525
         Morgan Stanley                                                                              3,750                   184,875
                                                                                                                --------------------
                                                                                                                             465,106
                                                                                                                --------------------

     STATE & NATIONAL BANKS -- 5.0%
         Bank of America Corp.                                                                      13,402                   580,709
         BB&T Corp.                                                                                  1,902                    75,490
         Comerica, Inc.                                                                                443                    26,292
         Fifth Third Bancorp                                                                         1,672                    82,296
         Golden West Financial Corp.                                                                   572                    63,463
         KeyCorp                                                                                     1,034                    32,674
         Mellon Financial Corp.                                                                      1,018                    28,188
         North Fork Bancorp, Inc.                                                                      400                    17,780
         PNC Financial Services Group                                                                  652                    35,273
         Southtrust Corp.                                                                              724                    30,162
         State Street Corp.                                                                          1,179                    50,355
         Wachovia Corp.                                                                              4,568                   214,468
         Wells Fargo & Co.                                                                           5,880                   350,624
         Zions Bancorp                                                                                 192                    11,720
                                                                                                                --------------------
                                                                                                                           1,599,494
                                                                                                                --------------------
     TOTAL FINANCE & INSURANCE                                                                                             6,477,358
                                                                                                                --------------------

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
   HOTELS & MOTELS -- 0.2%
         Hilton Hotels Corp.                                                                           796                    14,997
         Marriott International, Inc. - Class A                                                        584                    30,345
         Starwood Hotels & Resorts Worldwide, Inc.                                                     420                    19,496
                                                                                                                --------------------
     TOTAL HOTELS & MOTELS                                                                                                    64,838
                                                                                                                --------------------

   INFORMATION TECHNOLOGY -- 0.5%
     APPLICATION SOFTWARE -- 0.1%
         Compuware Corp.*                                                                            1,197                     6,165
         Intuit, Inc.*                                                                                 435                    19,749
         Mercury Interactive Corp.*                                                                    198                     6,906
         Siebel Systems, Inc.*                                                                       1,046                     7,887
                                                                                                                --------------------
                                                                                                                              40,707
                                                                                                                --------------------
     COMPUTER STORAGE/PERIPHERALS -- 0.1%
         Network Appliance, Inc.*                                                                      785                    18,055
                                                                                                                --------------------

     HOME ENTERTAINMENT SOFTWARE -- 0.1%
         Electronic Arts, Inc.*                                                                        681                    31,319
                                                                                                                --------------------

     INTERNET SOFTWARE & SERVICES -- 0.0%
         Novell, Inc.*                                                                                 700                     4,417
         Symantec Corp.*                                                                               676                    37,099
                                                                                                                --------------------
                                                                                                                              41,516
                                                                                                                --------------------

     IT CONSULTING & SERVICES -- 0.1%
         Computer Sciences Corp.*                                                                      429                    20,206
                                                                                                                --------------------

     SYSTEMS SOFTWARE -- 0.1%
         PeopleSoft, Inc.*                                                                             864                    17,150
                                                                                                                --------------------

     TOTAL INFORMATION TECHNOLOGY                                                                                            168,953
                                                                                                                --------------------

   MANUFACTURING -- 25.7%
     APPAREL -- 0.0%
         Coach, Inc.*                                                                                  200                     8,484
                                                                                                                --------------------

     AUTO PARTS & EQUIPMENT -- 0.1%
         Cooper Tire & Rubber Co.                                                                      116                     2,340
         Genuine Parts Co.                                                                             345                    13,241
         Johnson Controls, Inc.                                                                        419                    23,803
         The Goodyear Tire & Rubber Co.*                                                               398                     4,275

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------

         Visteon Corp.                                                                                 424                     3,388
                                                                                                                --------------------
                                                                                                                              47,047
                                                                                                                --------------------

     AUTOMOBILE MANUFACTURERS -- 0.7%
         Ford Motor Co.                                                                              7,231                   101,596
         General Motors Corp.                                                                        1,838                    78,078
         Navistar International Corp.*                                                                 116                     4,314
         PACCAR, Inc.                                                                                  384                    26,542
                                                                                                                --------------------
                                                                                                                             210,530
                                                                                                                --------------------

     BIOTECHNOLOGY -- 0.7%
         Amgen, Inc.*                                                                                2,205                   124,979
         Biogen Idec, Inc.*                                                                            800                    48,936
         Genzyme Corp.*                                                                                534                    29,055
         Gilead Sciences, Inc.*                                                                        800                    29,904
         Millipore Corp.*                                                                               67                     3,206
                                                                                                                --------------------
                                                                                                                             236,080
                                                                                                                --------------------

     BUILDING - RESIDENTIAL/COMMERCIAL -- 0.0%
         KB Home Co.                                                                                   143                    12,082
                                                                                                                --------------------

     BUILDING MATERIALS & COMPONENTS -- 0.2%
         American Standard Cos., Inc.*                                                                 537                    20,895
         Louisiana-Pacific Corp.*                                                                      151                     3,918
         Masco Corp.                                                                                 1,001                    34,565
         Vulcan Materials Co.                                                                          223                    11,362
                                                                                                                --------------------
                                                                                                                              70,740
                                                                                                                --------------------

     CHEMICAL & ALLIED PRODUCTS -- 0.7%
         Air Products & Chemicals, Inc.                                                                570                    30,997
         Ashland, Inc.                                                                                 181                    10,150
         Dow Chemical Co.                                                                            2,189                    98,899
         Eastman Chemical Co.                                                                          164                     7,798
         Ecolab, Inc.                                                                                  615                    19,336
         Engelhard Corp.                                                                               372                    10,546
         Great Lakes Chemical Corp.                                                                     69                     1,766
         Hercules, Inc.*                                                                               195                     2,779
         PPG Industries, Inc.                                                                          356                    21,816
         Rohm & Haas Co.                                                                               491                    21,098
         Sigma-Aldrich Corp.                                                                           171                     9,918
                                                                                                                --------------------
                                                                                                                             235,103
                                                                                                                --------------------

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
     COMPUTERS & OFFICE EQUIPMENT -- 3.7%
         Apple Computer, Inc.*                                                                         837                    32,434
         Cisco Systems, Inc.*                                                                       12,374                   223,969
         Dell, Inc.*                                                                                 4,582                   163,119
         Gateway, Inc.*                                                                                330                     1,634
         Hewlett-Packard Co.                                                                         9,559                   179,231
         Intel Corp.                                                                                11,972                   240,158
         International Business Machines Corp.                                                       3,158                   270,767
         Lexmark International Group, Inc. - Class A*                                                  288                    24,195
         QLogic Corp.*                                                                                 229                     6,781
         Xerox Corp.*                                                                                2,000                    28,160
                                                                                                                --------------------
                                                                                                                           1,170,448
                                                                                                                --------------------

     CONTAINERS & PACKAGING -- 0.1%
         Ball Corp.                                                                                    182                     6,812
         Bemis Co., Inc.                                                                               194                     5,157
         Pactiv Corp.*                                                                                 274                     6,371
         Sealed Air Corp.*                                                                             245                    11,356
                                                                                                                --------------------
                                                                                                                              29,696
                                                                                                                --------------------

     DIVERSIFIED MANUFACTURING INDUSTRIES -- 1.9%
         3M Co.                                                                                      1,600                   127,952
         Cooper Industries, Inc.                                                                       176                    10,384
         Honeywell International, Inc.                                                               2,875                   103,098
         Illinois Tool Works, Inc.                                                                   1,008                    93,915
         Ingersoll Rand Co.                                                                            432                    29,363
         ITT Industries, Inc.                                                                          248                    19,838
         Textron, Inc.                                                                                 363                    23,330
         Tyco International, Ltd.                                                                    6,274                   192,361
                                                                                                                --------------------
                                                                                                                             600,241
                                                                                                                --------------------

     ELECTRONIC COMPONENTS & EQUIPMENT -- 0.5%
         Agilent Technologies, Inc.*                                                                 1,164                    25,107
         Applera Corp. - Applied Biosystems Group                                                      462                     8,718
         KLA-Tencor Corp.*                                                                             410                    17,007
         Linear Technology Corp.                                                                       744                    26,963
         Molex, Inc.                                                                                   404                    12,047
         Parker-Hannifin Corp.                                                                         314                    18,482
         PerkinElmer, Inc.                                                                             222                     3,823
         Power-One, Inc.*                                                                              250                     1,620
         Rockwell Automation, Inc.                                                                     427                    16,525
         Sanmina-SCI Corp.*                                                                          1,382                     9,743
         Solectron Corp.*                                                                            2,313                    11,449
         Symbol Technologies, Inc.                                                                     680                     8,595
         Tektronix, Inc.                                                                               247                     8,213
         Teradyne, Inc.*                                                                               543                     7,276
                                                                                                                --------------------
                                                                                                                             175,568
                                                                                                                --------------------

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
     FOOD & BEVERAGE -- 2.6%
         Adolph Coors, Co. - Class B                                                                    63                     4,279
         Anheuser-Busch Cos., Inc.                                                                   1,968                    98,302
         Archer Daniels Midland Co.                                                                  1,619                    27,491
         Brown-Forman Corp. - Class B                                                                  256                    11,725
         Campbell Soup Co.                                                                             900                    23,661
         Coca-Cola Co.                                                                               4,471                   179,064
         Coca-Cola Enterprises, Inc.                                                                 1,147                    21,678
         ConAgra Foods, Inc.                                                                         1,270                    32,652
         General Mills, Inc.                                                                         1,300                    58,370
         Hershey Foods Corp.                                                                           596                    27,839
         HJ Heinz Co.                                                                                  833                    30,005
         Kellogg Co.                                                                                   928                    39,588
         McCormick & Co., Inc.                                                                         314                    10,783
         Pepsi Bottling Group, Inc.                                                                    575                    15,611
         PepsiCo, Inc.                                                                               3,182                   154,804
         Sara Lee Corp.                                                                              1,744                    39,868
         Wm. Wrigley Jr., Co.                                                                          535                    33,871
                                                                                                                --------------------
                                                                                                                             809,591
                                                                                                                --------------------

     FURNITURE -- 0.0%
         Leggett & Platt, Inc.                                                                         435                    12,224
                                                                                                                --------------------

     GENERAL CONSTRUCTION - SINGLE HOMES -- 0.1%
         Centex Corp.                                                                                  272                    13,725
         Pulte Corp.                                                                                   262                    16,079
                                                                                                                --------------------
                                                                                                                              29,804
                                                                                                                --------------------

     HAND HELD TOOLS -- 0.1%
         Black & Decker Corp.                                                                          178                    13,784
         Snap-On, Inc.                                                                                  88                     2,425
         The Stanley Works                                                                             169                     7,188
                                                                                                                --------------------
                                                                                                                              23,397
                                                                                                                --------------------

     LUMBER & WOOD PRODUCTS -- 0.0%
         Plum Creek Timber Co., Inc.                                                                   400                    14,012
                                                                                                                    ----------------

     MACHINERY & HEAVY EQUIPMENT -- 0.5%
         Baker Hughes, Inc.                                                                            734                    32,090
         Caterpillar, Inc.                                                                             861                    69,267
         Cummins, Inc.                                                                                 172                    12,709
         Deere & Co.                                                                                   847                    54,674
                                                                                                                --------------------
                                                                                                                             168,740
                                                                                                                --------------------

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
     MEDICAL EQUIPMENT & SUPPLIES -- 0.4%
         Boston Scientific Corp.*                                                                    1,956                    77,712
         Zimmer Holdings, Inc.*                                                                        589                    46,555
                                                                                                                --------------------
                                                                                                                             124,267
                                                                                                                --------------------

     MEDICAL PRODUCTS -- 0.5%
         Baxter International, Inc.                                                                  1,423                    45,764
         Becton, Dickinson, & Co.                                                                      645                    33,347
         Biomet, Inc.                                                                                  649                    30,425
         Stryker Corp.                                                                                 992                    47,695
                                                                                                                --------------------
                                                                                                                             157,231
                                                                                                                --------------------

     METAL PRODUCTS -- 0.4%
         Alcoa, Inc.                                                                                 2,869                    96,370
         Nucor Corp.                                                                                   176                    16,081
         United States Steel Corp.                                                                     176                     6,621
                                                                                                                --------------------
                                                                                                                             119,072
                                                                                                                --------------------

     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 2.2%
         American Power Conversion Corp.                                                               380                     6,608
         Emerson Electric Co.                                                                          962                    59,538
         General Electric Co.                                                                       18,706                   628,146
         Jabil Circuit, Inc.*                                                                          384                     8,832
         Thermo Electron Corp.*                                                                        310                     8,376
                                                                                                                --------------------
                                                                                                                             711,500
                                                                                                                --------------------

     MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.1%
         Crane Co.                                                                                     105                     3,037
         Dover Corp.                                                                                   466                    18,113
                                                                                                                --------------------
                                                                                                                              21,150
                                                                                                                --------------------

     MISC. MANUFACTURING INDUSTRIES -- 0.7%
         Cintas Corp.                                                                                  352                    14,798
         Dana Corp.                                                                                    291                     5,148
         Danaher Corp.                                                                                 724                    37,127
         E.I. DuPont de Nemours & Co.                                                                2,398                   102,634
         Eaton Corp.                                                                                   369                    23,398
         Monsanto Co.                                                                                  543                    19,776
         Pall Corp.                                                                                    300                     7,344
         Temple-Inland, Inc.                                                                           112                     7,521
                                                                                                                --------------------
                                                                                                                             217,746
                                                                                                                --------------------

     MOTORCYCLES, BICYCLES, & PARTS -- 0.1%
         Harley-Davidson, Inc.                                                                         690                    41,014
                                                                                                                --------------------

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
     PAPER & FOREST PRODUCTS -- 0.5%
         Boise Cascade Corp.                                                                           259                     8,620
         Georgia-Pacific Corp.                                                                         612                    22,001
         International Paper Co.                                                                     1,637                    66,151
         MeadWestvaco Corp.                                                                            550                    17,545
         Weyerhaeuser Co.                                                                              515                    34,237
                                                                                                                --------------------
                                                                                                                             148,554
                                                                                                                --------------------

     PHARMACEUTICAL PREPARATIONS -- 4.9%
         Abbott Laboratories                                                                         2,899                   122,802
         Allergan, Inc.                                                                                323                    23,434
         Bristol-Meyers Squibb Co.                                                                   4,505                   106,633
         Chiron Corp.*                                                                                 397                    17,547
         Eli Lilly & Co.                                                                             2,025                   121,601
         Forest Laboratories, Inc.*                                                                    877                    39,447
         Johnson & Johnson                                                                           5,379                   302,999
         King Pharmaceuticals, Inc.*                                                                   629                     7,510
         MedImmune, Inc.*                                                                              530                    12,561
         Merck & Co., Inc.                                                                           4,267                   140,811
         Pfizer, Inc.                                                                               13,744                   420,565
         Schering-Plough Corp.                                                                       4,951                    94,366
         Waters Corp.*                                                                                 304                    13,406
         Watson Pharmaceuticals, Inc.*                                                                 261                     7,689
         Wyeth                                                                                       3,094                   115,716
                                                                                                                --------------------
                                                                                                                           1,547,087
                                                                                                                --------------------

     PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.6%
         C.R. Bard, Inc.                                                                               194                    10,986
         Guidant Corp.                                                                                 723                    47,747
         Medtronic, Inc.                                                                             2,249                   116,723
         St. Jude Medical, Inc.*                                                                       376                    28,302
                                                                                                                --------------------
                                                                                                                             203,758
                                                                                                                --------------------

     SEMICONDUCTORS -- 1.1%
         Advanced Micro Devices, Inc.*                                                                 973                    12,649
         Altera Corp.*                                                                                 847                    16,576
         Analog Devices, Inc.                                                                          827                    32,071
         Applied Materials, Inc.*                                                                    4,034                    66,521
         Applied Micro Circuits Corp.*                                                                 472                     1,477
         Broadcom Corp. - Class A*                                                                     673                    18,366
         LSI Logic Corp.*                                                                              822                     3,543
         Maxim Integrated Products, Inc.                                                               824                    34,847
         Micron Technology, Inc.*                                                                    1,603                    19,284
         National Semiconductor Corp.*                                                                 968                    14,994
         Novellus Systems, Inc.*                                                                       294                     7,817
         NVIDIA Corp.*                                                                                 430                     6,244
         PMC-Sierra, Inc.*                                                                             443                     3,903
         Texas Instruments, Inc.                                                                     4,090                    87,035
         Xilinx, Inc.*                                                                                 844                    22,788
                                                                                                                --------------------
                                                                                                                             348,115
                                                                                                                --------------------

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.7%
         Andrew Corp.*                                                                                 288                     3,525
         Avaya, Inc.*                                                                                1,045                    14,567
         BellSouth Corp.                                                                             5,797                   157,215
         CIENA Corp.*                                                                                1,257                     2,489
         Citizens Communications Co.*                                                                  730                     9,775
         Comverse Technology, Inc.*                                                                    495                     9,321
         Corning, Inc.*                                                                              3,009                    33,340
         JDS Uniphase Corp.*                                                                         3,150                    10,616
         Lucent Technologies, Inc.*                                                                  9,500                    30,115
         Motorola, Inc.                                                                              7,632                   137,681
         QUALCOMM, Inc.*                                                                             3,386                   132,189
         Tellabs, Inc.*                                                                              1,084                     9,962
                                                                                                                --------------------
                                                                                                                             550,795
                                                                                                                --------------------

     TOBACCO -- 0.6%
         Altria Group, Inc.                                                                          3,782                   177,905
         Reynolds American, Inc.                                                                       184                    12,519
         UST, Inc.                                                                                     399                    16,064
                                                                                                                --------------------
                                                                                                                             206,488
                                                                                                                --------------------
      TRANSPORTATION EQUIPMENT -- 0.0%
         Delphi Corp.                                                                                1,068                     9,922
                                                                                                                --------------------

       TOTAL MANUFACTURING                                                                                                 8,260,486
                                                                                                                --------------------

   MEDICAL SUPPLIES & EQUIPMENT -- 0.1%
         Fisher Scientific International, Inc.*                                                        360                    20,999
                                                                                                                --------------------
     TOTAL MEDICAL SUPPLIES & EQUIPMENT                                                                                       20,999
                                                                                                                --------------------

   MINING -- 0.3%
         Allegheny Technologies, Inc.                                                                   30                       548
         Freeport-McMoRan Copper & Gold, Inc. - Class B                                                469                    18,995
         Newmont Mining Corp.                                                                        1,495                    68,066
         Phelps Dodge Corp.*                                                                           222                    20,431
         Worthington Industries, Inc.                                                                  180                     3,843
                                                                                                                --------------------
     TOTAL MINING                                                                                                            111,883
                                                                                                                --------------------

   OIL & GAS -- 6.7%
     CRUDE PETROLEUM & NATURAL GAS -- 3.7%
         Exxon Mobil Corp.                                                                          21,155                 1,022,420
         Marathon Oil Corp.                                                                            695                    28,690
         Occidental Petroleum Corp.                                                                  1,347                    75,338
         Praxair, Inc.                                                                                 814                    34,790
         Sunoco, Inc.                                                                                  213                    15,758
                                                                                                                --------------------
                                                                                                                           1,176,996
                                                                                                                --------------------

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
     DRILLING OIL & GAS WELLS -- 0.2%
         Nabors Industries, Ltd.*                                                                      385                    18,230
         Noble Corp.*                                                                                  266                    11,957
         Rowan Cos., Inc.*                                                                             176                     4,646
         Transocean, Inc.*                                                                             697                    24,939
                                                                                                                --------------------
                                                                                                                              59,772
                                                                                                                --------------------
OIL & GAS EXPLORATION -- 2.7%
         Amerada Hess Corp.                                                                            183                    16,287
         Anadarko Petroleum Corp.                                                                      626                    41,541
         Apache Corp.                                                                                  771                    38,635
         Burlington Resources, Inc.                                                                    870                    35,496
         ChevronTexaco Corp.                                                                         6,892                   369,687
         ConocoPhillips                                                                              2,436                   201,823
         Devon Energy Corp.                                                                            929                    65,968
         EOG Resources, Inc.                                                                           264                    17,384
         Kerr-McGee Corp.                                                                              246                    14,084
         Unocal Corp.                                                                                  614                    26,402
         Valero Energy Corp.                                                                           400                    32,084
                                                                                                                --------------------
                                                                                                                             859,391
                                                                                                                --------------------
    PIPELINES -- 0.1%
         Dynegy, Inc.*                                                                                 820                     4,092
         El Paso Corp.                                                                               1,242                    11,414
         Kinder Morgan, Inc.                                                                           297                    18,658
         The Williams Cos., Inc.                                                                       994                    12,027
                                                                                                                --------------------
                                                                                                                              46,191
                                                                                                                --------------------
     TOTAL OIL & GAS                                                                                                       2,142,350
                                                                                                                --------------------

   REAL ESTATE INVESTMENT TRUSTS -- 0.3%
         Apartment Investment & Management Co. - Class A                                               296                    10,295
         Equity Office Properties Trust                                                              1,001                    27,277
         Equity Residential Properties Trust                                                           596                    18,476
         ProLogis                                                                                      394                    13,885
         Simon Property Group, Inc.                                                                    448                    24,026
                                                                                                                --------------------
     TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                                      93,959
                                                                                                                --------------------

   SERVICES -- 6.5%
     ADVERTISING -- 0.1%
         Omnicom Group, Inc.                                                                           434                    31,708
         The Interpublic Group of Cos., Inc.*                                                        1,097                    11,617
                                                                                                                    ----------------
                                                                                                                              43,325
                                                                                                                    ----------------

     BUSINESS SERVICES -- 1.1%
         Automatic Data Processing, Inc.                                                             1,434                    59,253
         Avery Dennison Corp.                                                                          294                    19,339

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------

         BMC Software, Inc.*                                                                           527                     8,332
         Cendant Corp.                                                                               3,453                    74,585
         Convergys Corp.*                                                                              216                     2,901
         Equifax, Inc.                                                                                 329                     8,672
         First Data Corp.                                                                            2,092                    91,002
         Fiserv, Inc.*                                                                                 400                    13,944
         Fluor Corp                                                                                    213                     9,483
         Parametric Technology Corp.*                                                                  600                     3,168
         Paychex, Inc.                                                                                 900                    27,135
         R.R. Donnelley, & Sons Co.                                                                    503                    15,754
         Robert Half International, Inc.*                                                              387                     9,973
         Veritas Software Corp.*                                                                     1,059                    18,850
                                                                                                                --------------------
                                                                                                                             362,391
                                                                                                                --------------------

     COMMERCIAL SERVICES -- 0.0%
         Monster Worldwide, Inc.*                                                                      317                     7,811
         Sabre Holdings Corp.                                                                          242                     5,936
                                                                                                                --------------------
                                                                                                                              13,747
                                                                                                                --------------------

     CRUISE LINES -- 0.3%
         Carnival Corp.                                                                              2,106                    99,593
                                                                                                                --------------------

     EDUCATIONAL SERVICES -- 0.1%
         Apollo Group, Inc. - Class A*                                                                 434                    31,843
                                                                                                                --------------------

     INTERNET SERVICES -- 0.8%
         eBay, Inc.*                                                                                 1,557                   143,151
         Qwest Communications International, Inc.*                                                   3,612                    12,028
         Yahoo!, Inc.*                                                                               3,002                   101,798
                                                                                                                --------------------
                                                                                                                             256,977
                                                                                                                --------------------

     MEDICAL & HEALTH SERVICES -- 1.6%
         Aetna, Inc.                                                                                   381                    38,073
         Anthem, Inc.*                                                                                 320                    27,920
         Cardinal Health, Inc.                                                                       1,038                    45,433
         Caremark Rx, Inc.*                                                                          1,600                    51,312
         Express Scripts, Inc. - Class A*                                                              170                    11,108
         HCA, Inc.                                                                                   1,200                    45,780
         Health Management Associates, Inc. - Class A                                                  475                     9,704
         Hospira, Inc.*                                                                                289                     8,843
         Humana, Inc.*                                                                                 272                     5,435
         IMS Health, Inc.                                                                              615                    14,711
         Manor Care, Inc.                                                                              270                     8,089
         McKesson Corp.                                                                                621                    15,929
         Medco Health Solutions, Inc.*                                                                 577                    17,829
         Quest Diagnostic, Inc.*                                                                       213                    18,791
         Tenet Healthcare Corp.*                                                                     1,018                    10,984

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------

         UnitedHealth Group, Inc.                                                                    1,511                   111,421
         WellPoint Health Networks, Inc.*                                                              535                    56,223
                                                                                                                --------------------
                                                                                                                             497,585
                                                                                                                --------------------

     OIL & GAS FIELD SERVICES -- 0.5%
         BJ Services Co.*                                                                              347                    18,186
         Halliburton Co.                                                                             1,039                    35,004
         Schlumberger, Ltd.                                                                          1,390                    93,561
                                                                                                                --------------------
                                                                                                                             146,751

                                                                                                                --------------------

     PRINTING & PUBLISHING -- 0.6%
         Dow Jones & Co., Inc.                                                                         231                     9,381
         Gannett Co., Inc.                                                                             928                    77,729
         Knight-Ridder, Inc.                                                                           170                    11,127
         The McGraw-Hill Cos., Inc.                                                                    448                    35,701
         The New York Times Co.                                                                        389                    15,210
         Tribune Co.                                                                                 1,157                    47,611
                                                                                                                --------------------
                                                                                                                             196,759
                                                                                                                --------------------

     SANITARY SERVICES -- 0.2%
         Allied Waste Industries, Inc.*                                                                748                     6,620
         Waste Management, Inc.                                                                      2,042                    55,828
                                                                                                                --------------------
                                                                                                                              62,448
                                                                                                                --------------------

     TELECOMMUNICATIONS SERVICES -- 1.2%
         SBC Communications, Inc.                                                                   10,612                   275,381
         Scientific-Atlanta, Inc.                                                                      336                     8,709
         Sprint Corp.                                                                                4,344                    87,445
                                                                                                                --------------------
                                                                                                                             371,535
                                                                                                                --------------------

     TRANSPORTATION -- 0.0%
         Ryder Systems, Inc.                                                                           120                     5,645
                                                                                                                --------------------

     TOTAL SERVICES                                                                                                        2,088,599
                                                                                                                --------------------

   TRANSPORTATION -- 1.3%
     AIR TRANSPORTATION -- 0.1%
         Delta Air Lines, Inc.*                                                                        225                       740
         Southwest Airlines Co.                                                                      1,984                    27,022
                                                                                                                --------------------
                                                                                                                              27,762
                                                                                                                --------------------

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------
     RAILROADS -- 0.4%
         Burlington Northern Santa Fe Corp.                                                            931                    35,667
         CSX Corp.                                                                                     443                    14,708
         Norfolk Southern Corp.                                                                        929                    27,628
         Union Pacific Corp.                                                                           903                    52,916
                                                                                                                --------------------
                                                                                                                             130,919
                                                                                                                --------------------

     TRANSPORTATION- SHIPPING -- 0.8%
         FedEx Corp.                                                                                 1,019                    87,318
         United Parcel Service, Inc.                                                                 2,239                   169,985
                                                                                                                --------------------
                                                                                                                             257,303
                                                                                                                --------------------

     TOTAL TRANSPORTATION                                                                                                    415,984
                                                                                                                --------------------

   WHOLESALE & RETAIL TRADE -- 5.9%
     MISCELLANEOUS RETAIL STORES -- 0.3%
         Best Buy Co., Inc.                                                                            727                    39,432
         Circuit City Stores, Inc.                                                                     291                     4,464
         Dollar General Corp.                                                                          694                    13,984
         Family Dollar Stores, Inc.                                                                    459                    12,439
         RadioShack Corp.                                                                              395                    11,313
                                                                                                                --------------------
                                                                                                                              81,632
                                                                                                                --------------------

     RETAIL - WOMEN'S CLOTHING STORES -- 0.1%
         Jones Apparel Group, Inc.                                                                     307                    10,991
         Liz Claiborne, Inc.                                                                           321                    12,108
                                                                                                                --------------------
                                                                                                                              23,099
                                                                                                                --------------------
     RETAIL APPAREL & ACCESSORY STORES -- 0.3%
         Nike, Inc. - Class B                                                                          591                    46,571
         The TJX Cos., Inc.                                                                          1,124                    24,773
         VF Corp.                                                                                      236                    11,670
                                                                                                                --------------------
                                                                                                                              83,014
                                                                                                                --------------------

     RETAIL BUILDING MATERIALS -- 0.7%
         Home Depot, Inc.                                                                            3,331                   130,574
         Lowe's Cos., Inc.                                                                           1,894                   102,939
                                                                                                                --------------------
                                                                                                                             233,513
                                                                                                                --------------------

     RETAIL DEPARTMENT STORES -- 0.4%
         Dillard's, Inc. - Class A                                                                     225                     4,442
         Federated Department Stores, Inc.*                                                            406                    18,445
         J.C. Penney Co., Inc.                                                                         573                    20,215
         Kohl's Corp.*                                                                                 764                    36,817

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------

         Nordstrom, Inc.                                                                               334                    12,772
         Sears, Roebuck & Co.                                                                          552                    21,997
         The May Department Stores Co.                                                                 677                    17,352
                                                                                                                --------------------
                                                                                                                             132,040
                                                                                                                --------------------

     RETAIL EATING & DRINKING PLACES -- 0.6%
         Darden Restaurants, Inc.                                                                      446                    10,401
         McDonald's Corp.                                                                            4,173                   116,968
         Starbucks Corp.*                                                                              892                    40,550
         Wendy's International, Inc.                                                                   232                     7,795
         Yum! Brands, Inc.*                                                                            629                    25,575
                                                                                                                --------------------
                                                                                                                             201,289
                                                                                                                --------------------

RETAIL GROCERY STORES -- 0.2%
         Albertson's, Inc.                                                                             825                    19,742
         Kroger Co.*                                                                                 1,755                    27,238
         Safeway, Inc.*                                                                              1,006                    19,426
         Winn-Dixie Stores, Inc.                                                                       130                       402
                                                                                                                --------------------
                                                                                                                              66,808
                                                                                                                --------------------

     RETAIL MERCHANDISING -- 2.5%
         Bed Bath & Beyond, Inc.*                                                                      708                    26,274
         Big Lots, Inc.*                                                                               389                     4,757
         CVS Corp.                                                                                     904                    38,086
         Limited Brands                                                                              1,220                    27,194
         Target Corp.                                                                                2,892                   130,862
         The Gap, Inc.                                                                               2,025                    37,868
         Wal-Mart Stores, Inc.                                                                       7,891                   419,800
         Walgreen Co.                                                                                2,479                    88,823
                                                                                                                --------------------
                                                                                                                             773,664
                                                                                                                --------------------

     SPECIALTY RETAIL STORES -- 0.4%
         AutoNation, Inc.*                                                                             733                    12,520
         AutoZone, Inc.*                                                                               180                    13,905
         Office Depot, Inc.*                                                                           632                     9,499
         Pitney Bowes, Inc.                                                                            549                    24,211
         Staples, Inc.*                                                                              1,235                    36,828
         Tiffany & Co.                                                                                 303                     9,314
         Toys 'R' Us, Inc.*                                                                            658                    11,673
                                                                                                                --------------------
                                                                                                                             117,950
                                                                                                                --------------------

     WHOLESALE - ELECTRIC COMPANIES & SYSTEMS -- 0.1%
         AES Corp.*                                                                                  1,344                    13,427

WT INVESTMENT TRUST I -- SRATEGIC ALLOCATION SERIES / LARGE CAP QUANTITATIVE SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                   -------      --------------------

         American Electric Power Co., Inc.                                                             978                    31,257
                                                                                                                --------------------
                                                                                                                              44,684
                                                                                                                --------------------

     WHOLESALE - GROCERIES & RELATED PRODUCTS -- 0.0%
         SUPERVALU, Inc.                                                                               342                     9,422
                                                                                                                --------------------

     WHOLESALE - INDUSTRIAL SUPPLIES -- 0.0%
         The Sherwin-Williams Co.                                                                      346                    15,210
                                                                                                                --------------------

     WHOLESALE MISCELLANEOUS -- 0.3%
         Costco Wholesale Corp.*                                                                     1,067                    44,345
         Sysco Corp.                                                                                 1,556                    46,556
                                                                                                                --------------------
                                                                                                                              90,901
                                                                                                                --------------------

     WHOLESALE-DRUGS -- 0.0%
         AmerisourceBergen Corp.                                                                       229                    12,300
                                                                                                                --------------------

     WHOLSALE - MACHINERY EQUIPMENT -- 0.0%
         W.W. Grainger, Inc.                                                                           203                    11,703
                                                                                                                --------------------
     TOTAL WHOLESALE & RETAIL TRADE                                                                                        1,897,229
                                                                                                                --------------------
     TOTAL COMMON STOCK
       (Cost $24,520,718)                                                                                                 26,243,154
                                                                                                                --------------------

EXCHANGE TRADED FUNDS -- 18.1%
         iShares Russell 1000 Value Index Fund                                                      96,118      $          5,820,906

                                                                                                                --------------------

TOTAL EXCHANGE TRADED FUNDS
       (Cost $5,687,348)                                                                                                   5,820,906
                                                                                                                --------------------

SHORT-TERM INVESTMENTS -- 0.3%
         BlackRock Liquidity Funds TempCash Portfolio                                               43,960                    43,960
         BlackRock Liquidity Funds TempFund Portfolio                                               43,959                    43,959
                                                                                                                --------------------

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $87,919)                                                                                                         87,919
                                                                                                                --------------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $30,295,985)+                                                                                        $         32,151,979
                                                                                                                ====================

*  Non-income producing security.

+ The cost for Federal income tax purposes was $30,295,985. At September 30, 2004, net unrealized appreciation was $1,855,994. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,824,736, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $968,742.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                     Shares               Value
                                                                    --------          --------------
COMMON STOCK -- 99.2%
   AEROSPACE & DEFENSE -- 3.0%
         L-3 Communications Holdings, Inc.                             7,500          $      502,500
         Lockheed Martin Corp.                                         2,500                 139,450
         Northrop Grumman Corp.                                        2,560                 136,525
                                                                                      --------------
     TOTAL AEROSPACE & DEFENSE                                                               778,475
                                                                                      --------------

   COMMUNICATION & BROADCASTING -- 12.3%
         ADC Telecommunications, Inc.*                                72,775                 131,723
         ALLTEL Corp.                                                  4,230                 232,269
         CenturyTel, Inc.                                             15,000                 513,600
         Emmis Communications Corp. - Class A*                         9,800                 176,988
         Hearst-Argyle Television, Inc.                                6,180                 151,101
         Insight Communications Co., Inc.*                            15,620                 137,456
         Mediacom Communications Corp.*                               32,928                 215,020
         Nextel Partners, Inc.*                                       27,750                 460,095
         Telephone & Data Systems, Inc.                                4,375                 368,244
         The E.W. Scripps Co.                                          6,000                 286,680
         XM Satellite Radio Holdings, Inc.*                           17,800                 552,156
                                                                                      --------------
     TOTAL COMMUNICATION & BROADCASTING                                                    3,225,332
                                                                                      --------------

   COMPUTER SERVICES -- 3.1%
         Cognos, Inc.*                                                12,400                 440,448
         FactSet Research Systems, Inc.                                4,640                 223,648
         Logitech International SA, ADR*                               2,900                 140,186
                                                                                      --------------
     TOTAL COMPUTER SERVICES                                                                 804,282
                                                                                      --------------

   CONSUMER PRODUCTS -- 0.7%
         Newell Rubbermaid, Inc.                                       9,055                 181,462
                                                                                      --------------
     TOTAL CONSUMER PRODUCTS                                                                 181,462
                                                                                      --------------

   ELECTRIC, GAS, WATER, & UTILITIES -- 1.8%
         Consolidated Edison, Inc.                                     5,420                 227,857
         DTE Energy Co.                                                5,710                 240,905
                                                                                      --------------
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                 468,762
                                                                                      --------------

   FINANCE & INSURANCE -- 9.8%
     FINANCIAL SERVICES -- 1.5%
         Franklin Resources, Inc.                                      2,095                 116,817
         SEI Investments Co.                                           7,080                 238,454
         T.Rowe Price Group, Inc.                                        905                  46,101
                                                                                      --------------
                                                                                             401,372
                                                                                      --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                    Shares            Value
                                                                    ------          ---------
     INSURANCE - PROPERTY/CASUALTY -- 0.5%
         The St. Paul Cos., Inc.                                     4,050            133,893
                                                                                    ---------

     INSURANCE AGENTS, BROKERS, & SERVICES -- 0.6%
         Erie Indemnity Co.                                          2,910            148,468
                                                                                    ---------

     INSURANCE CARRIERS -- 2.0%
         CNA Financial Corp.*                                        8,085            194,121
         PartnerRe, Ltd.                                             3,565            194,970
         Torchmark Corp.                                             2,600            138,268
                                                                                    ---------
                                                                                      527,359
                                                                                    ---------

     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 0.7%
         AmeriCredit Corp.*                                          8,530            178,106
                                                                                    ---------

     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 1.4%
         A.G. Edwards, Inc.                                          4,000            138,480
         Friedman, Billings, Ramsey Group, Inc.                     11,960            228,436
                                                                                    ---------
                                                                                      366,916
                                                                                    ---------

     STATE & NATIONAL BANKS -- 3.1%
         Comerica, Inc.                                              3,060            181,611
         Golden West Financial Corp.                                 2,240            248,528
         North Fork Bancorp, Inc.                                    8,670            385,382
                                                                                    ---------
                                                                                      815,521
                                                                                    ---------
     TOTAL FINANCE & INSURANCE                                                      2,571,635
                                                                                    ---------

   HEALTHCARE -- 1.1%
         Advanced Neuromodulation Systems, Inc.*                     9,450            286,808
                                                                                    ---------
     TOTAL HEALTHCARE                                                                 286,808
                                                                                    ---------

   MANUFACTURING -- 36.2%
     APPAREL -- 2.3%
         Polo Ralph Lauren Corp.                                    12,250            445,533
         The Timberland Co. - Class A*                               2,610            148,248
                                                                                    ---------
                                                                                      593,781
                                                                                    ---------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                             Shares            Value
                                                             ------          ---------
     AUTO PARTS & EQUIPMENT -- 0.7%
         Superior Industries International, Inc.              5,940            177,903
                                                                             ---------

     BIOTECHNOLOGY -- 1.8%
         Gilead Sciences, Inc.*                              12,900            482,201
                                                                             ---------

     BUILDING MATERIALS & COMPONENTS -- 0.6%
         Martin Marietta Materials Corp.                      3,620            163,877
                                                                             ---------
     ELECTRONIC COMPONENTS & EQUIPMENT -- 5.1%
         Amphenol Corp. - Class A*                           12,200            417,972
         Harman International Industries, Inc.                4,000            431,000
         Zebra Technologies Corp.*                            7,800            475,878
                                                                             ---------
                                                                             1,324,850
                                                                             ---------

     ELECTRONIC INSTRUMENTS -- 1.8%
         FLIR Systems, Inc.*                                  7,900            462,150
                                                                             ---------
     FOOD & BEVERAGE -- 2.9%
         Cadbury Schweppes PLC, ADR                           5,870            181,442
         Constellation Brands, Inc.*                          5,410            205,905
         General Mills, Inc.                                  3,700            166,130
         HJ Heinz Co.                                         5,885            211,978
                                                                             ---------
                                                                               765,455
                                                                             ---------

     GENERAL CONSTRUCTION - SINGLE HOMES -- 1.2%
         NVR, Inc.*                                             580            319,580
                                                                             ---------
     MEDICAL & DENTAL SUPPLIES -- 3.6%
         Advanced Medical Optics, Inc*                       10,250            405,593
         Medicis Pharmaceutical Corp. - Class A              13,650            532,895
                                                                             ---------
                                                                               938,488
                                                                             ---------

     MEDICAL EQUIPMENT & SUPPLIES -- 1.3%
         Hillenbrand Industries, Inc.                         4,110            207,678

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                        Shares          Value
                                                                        ------        ---------
         Zimmer Holdings, Inc.*                                          1,700          134,368
                                                                                      ---------
                                                                                        342,046
                                                                                      ---------

     METAL FABRICATION -- 1.8%
         Precision Castparts Corp.                                       8,050          483,402
                                                                                      ---------

     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.5%
         American Power Conversion Corp.                                 7,210          125,382
                                                                                      ---------
     MISC. MANUFACTURING INDUSTRIES -- 3.7%
         Lancaster Colony Corp.                                          9,465          399,092
         Sensient Technologies Corp.                                     9,770          211,423
         Trinity Industries, Inc.                                       11,470          357,520
                                                                                      ---------
                                                                                        968,035
                                                                                      ---------

     PHARMACEUTICAL PREPARATIONS -- 1.0%
         MGI Pharma, Inc.*                                               9,800          261,562
                                                                                      ---------

     PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.8%
         Diagnostic Products Corp.                                       5,255          214,772
                                                                                      ---------

     TELECOMMUNICATIONS EQUIPMENT -- 5.8%
         Avaya, Inc.*                                                   20,700          288,558
         NII Holdings, Inc.*                                             9,000          370,890
         Plantronics, Inc.                                               9,000          389,160
         Research in Motion, Ltd.*                                       6,450          492,392
                                                                                      ---------
                                                                                      1,541,000
                                                                                      ---------

     TOBACCO -- 1.3%
         UST, Inc.                                                       8,600          346,236
                                                                                      ---------
     TOTAL MANUFACTURING                                                              9,510,720
                                                                                      ---------

   MINING -- 1.5%
         CONSOL Energy, Inc.                                            11,500          401,235
                                                                                      ---------
     TOTAL MINING                                                                       401,235
                                                                                      ---------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                     Shares            Value
                                                    -------          ---------
   OIL & GAS -- 6.8%
     CRUDE PETROLEUM & NATURAL GAS -- 1.8%
         Quicksilver Resources, Inc.*                14,100            460,647
                                                                     ---------

     DRILLING OIL & GAS WELLS -- 0.8%
         Nabors Industries, Ltd.*                     4,500            213,075
                                                                     ---------

     OIL & GAS -- 0.6%
         Key Energy Services, Inc.*                  15,020            165,971
                                                                     ---------
     OIL & GAS EXPLORATION -- 2.7%
         Burlington Resources, Inc.                   5,800            236,640
         Denbury Resources, Inc.*                    18,350            466,090
                                                                     ---------
                                                                       702,730
                                                                     ---------

     PIPELINES -- 0.9%
         National Fuel Gas Co.                        8,715            246,896
                                                                     ---------
     TOTAL OIL & GAS                                                 1,789,319
                                                                     ---------
   REAL ESTATE INVESTMENT TRUSTS -- 1.1%
         American Financial Realty Trust             19,925            281,142
                                                                     ---------
     TOTAL REAL ESTATE INVESTMENT TRUSTS                               281,142
                                                                     ---------

   SERVICES -- 10.3%
     BUSINESS SERVICES -- 2.3%
         Resources Connection, Inc.*                  9,200            347,575
         The Dun & Bradstreet Corp.*                  4,235            248,595
                                                                     ---------
                                                                       596,170
                                                                     ---------

     CRUISE LINES -- 1.4%
         Royal Caribbean Cruises, Ltd.                8,700            379,319
                                                                     ---------

     EDUCATIONAL SERVICES -- 1.3%
         Apollo Group, Inc. - Class A*                4,676            343,078
                                                                     ---------

     INTERNET SERVICES -- 0.6%
         Ask Jeeves, Inc.*                            4,950            161,915
                                                                     ---------

     MEDICAL & HEALTH SERVICES -- 1.1%
         Sunrise Senior Living, Inc.*                 7,950            279,204
                                                                     ---------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                           Shares            Value
                                                           ------          ----------
     PRINTING & PUBLISHING -- 1.9%
         Gannett Co., Inc.                                  1,385             116,008
         Knight-Ridder, Inc.                                2,580             168,861
         Lee Enterprises, Inc.                              4,740             219,652
                                                                           ----------
                                                                              504,521
                                                                           ----------

     TRANSPORTATION -- 1.7%
         Leucadia National Corp.                            4,880             276,452
         Mercury General Corp.                              3,200             169,248
                                                                           ----------
                                                                              445,700
                                                                           ----------
     TOTAL SERVICES                                                         2,709,907
                                                                           ----------

   TRANSPORTATION -- 1.8%
     TRUCKING -- 1.8%
         Yellow Roadway Corp.*                             10,150             475,934
                                                                           ----------
     TOTAL TRANSPORTATION                                                     475,934
                                                                           ----------

   WHOLESALE & RETAIL TRADE -- 9.7%
     RETAIL - WOMEN'S CLOTHING STORES -- 1.1%
         Jones Apparel Group, Inc.                          7,865             281,567
                                                                           ----------
     RETAIL APPAREL & ACCESSORY STORES -- 3.1%
         Urban Outfitters, Inc.*                           17,500             602,000
         VF Corp.                                           4,345             214,860
                                                                           ----------
                                                                              816,860
                                                                           ----------

     RETAIL EATING & DRINKING PLACES -- 1.5%
         CBRL Group, Inc.                                   6,210             224,057
         P.F. Chang's China Bistro, Inc.*                   3,650             176,989
                                                                           ----------
                                                                              401,046
                                                                           ----------

     SPECIALTY RETAIL STORES -- 1.5%
         Dick's Sporting Goods, Inc.*                      11,050             393,601
                                                                           ----------
     WHOLESALE - INDUSTRIAL SUPPLIES -- 2.5%
         The Sherwin-Williams Co.                          14,680             645,332
                                                                           ----------
     TOTAL WHOLESALE & RETAIL TRADE                                         2,538,406
                                                                           ----------

     TOTAL COMMON STOCK
       (Cost $22,542,800)                                                  26,023,419
                                                                           ----------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                           Shares            Value
                                                           -------        ------------
SHORT-TERM INVESTMENTS -- 0.8%
         BlackRock Liquidity Funds TempCash Portfolio      445,997             445,997
         BlackRock Liquidity Funds TempFund Portfolio      445,996             445,996
                                                                          ------------

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $891,993)                                                         891,993
                                                                          ------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $23,434,793)+                                                  $ 26,915,412
                                                                          ============

------------

ADR - American Depository Receipt

*     Non-income producing security.

+ The cost for Federal income tax purposes was $23,434,793. At September 30, 2004, net unrealized appreciation was $3,480,619. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,972,358, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $491,739.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                         Shares          Value
                                                                         ------         -------
COMMON STOCK -- 71.1%
   AEROSPACE & DEFENSE -- 0.8%
         Alliant Techsystems, Inc.*                                         386          23,353
         L-3 Communications Holdings, Inc.                                1,124          75,308
         Titan Corp.*                                                       843          11,777
                                                                                        -------
     TOTAL AEROSPACE & DEFENSE                                                          110,438
                                                                                        -------

   COMMUNICATION & BROADCASTING -- 1.2%
         Belo Corp. - Class A                                             1,307          29,459
         Cincinnati Bell, Inc.*                                           2,838           9,905
         Emmis Communications Corp. - Class A*                              615          11,107
         Entercom Communications Corp.*                                     530          17,310
         Macrovision Corp.*                                                 596          14,352
         Media General, Inc.                                                241          13,484
         Telephone & Data Systems, Inc.                                     599          50,417
         Westwood One, Inc.*                                              1,110          21,945
                                                                                        -------
     TOTAL COMMUNICATION & BROADCASTING                                                 167,979
                                                                                        -------

   COMPUTER SERVICES -- 2.5%
         3Com Corp.*                                                      4,519          19,070
         Cadence Design Systems, Inc.*                                    3,054          39,824
         Ceridian Corp.*                                                  1,546          28,462
         Cognizant Technology Solutions Corp.*                            1,374          41,920
         DST Systems, Inc.*                                                 915          40,690
         GTECH Holdings Corp.                                             1,330          33,676
         Jack Henry & Associates, Inc.                                      920          17,268
         Mcafee, Inc.*                                                    1,718          34,532
         Polycom, Inc.*                                                   1,028          20,375
         Sybase, Inc.*                                                      986          13,597
         Tech Data Corp.*                                                   627          24,171
         The BISYS Group, Inc.*                                           1,303          19,037
         The Reynolds & Reynolds Co. - Class A                              742          18,305
         Transaction Systems Architects, Inc.*                              362           6,728
                                                                                        -------
     TOTAL COMPUTER SERVICES                                                            357,655
                                                                                        -------

   CONSUMER PRODUCTS -- 1.6%
         American Greetings Corp. - Class A*                                699          17,559
         Blyth, Inc.                                                        415          12,824
         Church and Dwight Co., Inc.                                        634          17,790
         Energizer Holdings, Inc.*                                          869          40,061
         Murphy Oil Corp.                                                   976          84,687
         Rent-A-Center, Inc.*                                               887          22,938
         The Scotts Co. - Class A*                                          356          22,837
         Tupperware Corp.                                                   675          11,462
                                                                                        -------
     TOTAL CONSUMER PRODUCTS                                                            230,158
                                                                                        -------

   ELECTRIC, GAS, WATER, & UTILITIES -- 4.9%
         AGL Resources, Inc.                                                668          20,554

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                      Shares          Value
                                                                      ------         -------
      ALLETE, Inc.                                                       312          10,130
      Alliant Energy Corp.                                             1,232          30,652
      Aqua America, Inc.                                               1,023          22,619
      Aquila, Inc.*                                                    3,082           9,616
      Black Hills Corp.                                                  369          10,251
      DPL, Inc.                                                        1,411          29,038
      Duquesne Light Holdings, Inc.                                      776          13,937
      Energy East Corp.                                                1,530          38,525
      Equitable Resources, Inc.                                          681          36,985
      Great Plains Energy, Inc.                                          770          22,446
      Hawaiian Electric Industries, Inc.                                 829          22,002
      Idacorp, Inc.                                                      430          12,496
      MDU Resources Group, Inc.                                        1,314          34,598
      Northeast Utilities Co.                                          1,326          25,711
      NStar                                                              549          26,956
      OGE Energy Corp.                                                   958          24,170
      ONEOK, Inc.                                                      1,090          28,362
      Peabody Energy Corp.                                               678          40,340
      Pepco Holdings, Inc.                                             1,895          37,711
      PNM Resources, Inc.                                                711          16,005
      Puget Energy, Inc.                                               1,128          25,606
      SCANA Corp.                                                      1,161          43,351
      Sierra Pacific Resources Corp.*                                  1,171          10,480
      Vectren Corp.                                                      838          21,101
      Westar Energy, Inc.                                                981          19,816
      WGL Holdings, Inc.                                                 545          15,402
      Wind River Systems, Inc.*                                          916          11,175
      Wisconsin Energy Corp.                                           1,235          39,397
      WPS Resources Corp.                                                381          17,141
                                                                                     -------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                            716,573
                                                                                     -------

ENTERTAINMENT & LEISURE -- 0.9%

      Caesars Entertainment, Inc.*                                     3,263          54,491
      International Speedway Corp. - Class A                             584          29,142
      Mandalay Resort Group                                              707          48,536
      Six Flags, Inc.*                                                   900           4,896
                                                                                     -------
  TOTAL ENTERTAINMENT & LEISURE                                                      137,065
                                                                                     -------

FINANCE & INSURANCE -- 11.3%

  FINANCIAL SERVICES -- 0.8%

      Eaton Vance Corp.                                                  757          30,575
      Jefferies Group, Inc.                                              569          19,613
      Moneygram International, Inc.*                                     912          15,577
      Raymond James Financial, Inc.                                      757          18,259
      SEI Investments Co.                                              1,078          36,307
                                                                                     -------
                                                                                     120,331
                                                                                     -------

  INSURANCE - PROPERTY/CASUALTY -- 1.2%
      American Financial Group, Inc.                                     803          24,002
      Fidelity National Financial, Inc.                                1,826          69,571
      First American Corp.                                               954          29,412
      Ohio Casualty Corp.*                                               640          13,395
      W.R. Berkley Corp.                                                 877          36,974
                                                                                     -------
                                                                                     173,354
                                                                                     -------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                    Shares            Value
                                                                    ------          ---------
INSURANCE CARRIERS -- 2.7%
    Allmerica Financial Corp.*                                         546             14,676
    AmerUs Group Co.                                                   437             17,917
    Arthur J. Gallagher & Co.                                          999             33,097
    Brown & Brown, Inc.                                                754             34,458
    Everest Re Group, Ltd.                                             587             43,632
    HCC Insurance Holdings, Inc.                                       666             20,080
    Horace Mann Educators Corp.                                        503              8,843
    Old Republic International Corp.                                 2,004             50,160
    Protective Life Corp.                                              719             28,264
    Radian Group, Inc.                                                 998             46,138
    StanCorp Financial Group, Inc.                                     307             21,858
    The PMI Group, Inc.                                              1,002             40,661
    Unitrin, Inc.                                                      725             30,138
                                                                                    ---------
                                                                                      389,922
                                                                                    ---------

SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 1.2%
    AmeriCredit Corp.*                                               1,669             34,849
    Hibernia Corp. - Class A                                         1,719             45,399
    Independence Community Bank Corp.                                  863             33,700
    New York Community Bancorp, Inc.                                 2,903             59,628
    Washington Federal, Inc.                                           847             21,302
    Webster Financial Corp.                                            551             27,214
                                                                                    ---------
                                                                                      222,092
                                                                                    ---------

SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 0.8%
    A.G. Edwards, Inc.                                                 832             28,804
    Labranche & Co., Inc.                                              613              5,180
    Legg Mason, Inc.                                                 1,056             56,253
    Waddell & Reed Financial, Inc. - Class A                           906             19,932
                                                                                    ---------
                                                                                      110,169
                                                                                    ---------

STATE & NATIONAL BANKS -- 4.6%
    Associated Banc-Corp.                                            1,150             36,881
    Astoria Financial Corp.                                            812             28,818
    Bank of Hawaii Corp.                                               553             26,129
    Banknorth Group, Inc.                                            1,826             63,910
    City National Corp.                                                517             33,579
    Commerce Bancorp, Inc.                                             828             45,706
    Compass Bancshares, Inc.                                         1,298             56,878
    Cullen/Frost Bankers, Inc.                                         531             24,676
    Firstmerit Corp.                                                   877             23,069
    Greater Bay Bancorp                                                587             16,876
    Investors Financial Service Corp.                                  687             31,004
    Mercantile Bankshares Corp.                                        825             39,567
    National Commerce Financial Corp.                                2,163             73,995
    Silicon Valley Bancshares*                                         403             14,980
    TCF Financial Corp.                                              1,494             45,253
    The Colonial BancGroup, Inc.                                     1,419             29,019
    Westamerica Bancorp                                                326             17,894
    Wilmington Trust Corp.                                             723             26,180
                                                                                    ---------
                                                                                      634,414
                                                                                    ---------

TOTAL FINANCE & INSURANCE                                                           1,650,282
                                                                                    ---------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                      Shares          Value
                                                                      ------         -------
INFORMATION TECHNOLOGY -- 1.4%
  APPLICATION SOFTWARE -- 0.2%
      National Instruments Corp.                                         816          24,700
                                                                                     -------

  COMPUTER STORAGE/PERIPHERALS -- 0.8%
      Imation Corp.                                                      359          12,777
      McDATA Corp.*                                                    1,532           7,706
      Quantum Corp.*                                                   1,900           4,389
      Sandisk Corp.*                                                   1,714          49,912
      Storage Technology Corp.*                                        1,228          31,019
                                                                                     -------
                                                                                     105,803
                                                                                     -------

  HOME ENTERTAINMENT SOFTWARE -- 0.1%
      Activision, Inc.*                                                1,426          19,779
                                                                                     -------
  IT CONSULTING & SERVICES -- 0.1%
      Gartner, Inc. - Class A*                                         1,348          15,758
                                                                                     -------

  SERVICES - DATA PROCESSING -- 0.1%
      Fair Isaac & Co., Inc.                                             725          21,170
                                                                                     -------
  SYSTEMS SOFTWARE -- 0.1%
      Advent Software, Inc.*                                             331           5,571
      Ascential Software Corp.*                                          669           9,011
                                                                                     -------
                                                                                      14,582
                                                                                     -------
  TOTAL INFORMATION TECHNOLOGY                                                       201,792
                                                                                     -------

MANUFACTURING -- 22.3%
  APPAREL -- 0.1%
      The Timberland Co. - Class A*                                      360          20,448
                                                                                     -------

  ATHLETIC EQUIPMENT -- 0.1%
      Callaway Golf Co.                                                  907           9,587
                                                                                     -------

  AUTO PARTS & EQUIPMENT -- 0.6%
      ArvinMeritor, Inc.                                                 704          13,200
      BorgWarner, Inc.                                                   602          26,061

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                     Shares          Value
                                                                     ------         -------
    Lear Corp.                                                         721           39,258
    Superior Industries International, Inc.                            328            9,824
                                                                                    -------
                                                                                     88,343
                                                                                    -------

BIOTECHNOLOGY -- 0.3%
    Invitrogen Corp.*                                                  450           24,746
    Protein Design Labs, Inc.*                                         965           18,895
                                                                                    -------
                                                                                     43,641
                                                                                    -------

BUILDING - RESIDENTIAL/COMMERCIAL -- 0.4%
    Dycom Industries, Inc.*                                            545           15,473
    Granite Construction, Inc.                                         472           11,281
    Hovnanian Enterprises, Inc.*                                       630           25,263
                                                                                    -------
                                                                                     52,017
                                                                                    -------

BUILDING MATERIALS & COMPONENTS -- 0.6%
    Fastenal Co.                                                       805           46,368
    Martin Marietta Materials Corp.                                    499           22,590
    Modine Manufacturing Co.                                           345           10,388
    York International Corp.                                           422           13,331
                                                                                    -------
                                                                                     92,677
                                                                                    -------

CHEMICAL & ALLIED PRODUCTS -- 2.1%
    Airgas, Inc.                                                       863           20,772
    Albemarle Corp.                                                    421           14,773
    Cabot Corp.                                                        646           24,916
    Crompton Corp.                                                   1,369           12,992
    Cytec Industries, Inc.                                             399           19,531
    Cytyc Corp.*                                                     1,246           30,091
    Ferro Corp.                                                        481           10,491
    FMC Corp.*                                                         397           19,282
    IMC Global, Inc.                                                 1,328           23,094
    Lyondell Chemical Co.                                            1,850           41,551
    Minerals Technologies, Inc.                                        231           13,597
    Olin Corp.                                                         703           14,060
    RPM International, Inc.                                          1,191           21,021
    Sensient Technologies Corp.                                        570           12,335
    The Lubrizol Corp.                                                 531           18,373
    The Valspar Corp.                                                  555           25,907
                                                                                    -------
                                                                                    322,786
                                                                                    -------

COMPUTERS & OFFICE EQUIPMENT -- 0.1%
    Herman Miller, Inc.                                                805           19,843
                                                                                    -------

DIVERSIFIED - INDUSTRIAL PRODUCTS -- 0.1%
    Teleflex, Inc.                                                     412           17,510
                                                                                    -------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                    Shares          Value
                                                                    ------         -------
DIVERSIFIED MANUFACTURING INDUSTRIES -- 0.3%
    Carlisle Cos., Inc.                                                343          21,928
    The Brink's Co.                                                    608          18,343
                                                                                   -------
                                                                                    40,271
                                                                                   -------

ELECTRONIC COMPONENTS & EQUIPMENT -- 1.2%
    Amphenol Corp. - Class A*                                          676          23,160
    Harman International Industries, Inc.                              700          75,424
    LTX Corp.*                                                         631           3,414
    Mentor Graphics Corp.*                                             770           8,443
    RF Micro Devices, Inc.*                                          2,151          13,637
    Zebra Technologies Corp.*                                          759          46,307
                                                                                   -------
                                                                                   170,385
                                                                                   -------

FARM MACHINERY -- 0.2%
    AGCO Corp.*                                                        996          22,530
                                                                                   -------

FOOD & BEVERAGE -- 2.1%
    Constellation Brands, Inc.*                                      1,118          42,551
    Dean Foods Co.*                                                  1,665          49,983
    Hormel Foods Corp.                                               1,450          38,831
    Krispy Kreme Doughnuts, Inc.*                                      663           8,394
    PepsiAmericas, Inc.                                              1,428          27,275
    Smithfield Foods, Inc.*                                          1,155          28,875
    The J.M. Smucker Co.                                               609          27,046
    Tootsie Roll Industries, Inc.                                      604          17,649
    Tyson Foods, Inc.                                                3,735          59,834
                                                                                   -------
                                                                                   300,438
                                                                                   -------

GENERAL CONSTRUCTION - SINGLE HOMES -- 0.2%
    The Ryland Group, Inc.                                             247          22,887
                                                                                   -------
GLASS & PLASTIC PACKAGING PRODUCTS -- 0.5%
    Packaging Corp. of America                                       1,160          28,385
    Potlatch Corp.                                                     344          16,103
    Sonoco Products Co.                                              1,015          26,837
                                                                                   -------
                                                                                    71,325
                                                                                   -------

MANUFACTURED HOMES -- 1.3%
    D.R. Horton, Inc.                                                2,471          81,814
    Lennar Corp.                                                     1,654          78,729
    Toll Brothers, Inc.*                                               773          35,813
                                                                                   -------
                                                                                   196,356
                                                                                   -------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                    Shares           Value
                                                                    ------          -------
MEDICAL & DENTAL SUPPLIES -- 0.5%
    Par Pharmaceutical Co., Inc.*                                      374           13,438
    Patterson Cos., Inc.*                                              726           55,582
                                                                                    -------
                                                                                     69,020
                                                                                    -------

MEDICAL EQUIPMENT & SUPPLIES -- 1.1%
    Charles River Laboratories International, Inc.*                    476           21,801
    Dentsply International, Inc.                                       843           43,785
    Hillenbrand Industries, Inc.                                       651           32,895
    STERIS Corp.*                                                      803           17,618
    Varian Medical Systems, Inc.*                                    1,452           50,196
                                                                                    -------
                                                                                    166,295
                                                                                    -------

METAL FABRICATION -- 0.3%
    Precision Castparts Corp.                                          685           41,134
                                                                                    -------
METAL PRODUCTS -- 0.2%
    Henry Schein, Inc.*                                                484           30,158
                                                                                    -------

MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 2.0%
    AMETEK, Inc.                                                       696           21,103
    Arrow Electronics, Inc.*                                         1,275           28,790
    Avnet, Inc.*                                                     1,248           21,366
    Credence Systems Corp.*                                          1,017            7,322
    Diebold, Inc.                                                      758           35,399
    Gentex Corp.                                                       804           28,245
    Hubbell, Inc. - Class B                                            631           28,288
    KEMET Corp.*                                                       972            7,863
    Pentair, Inc.                                                    1,046           36,516
    Plexus Corp.*                                                      455            5,023
    Synopsys, Inc.*                                                  1,622           25,676
    Thomas & Betts Corp.                                               600           16,092
    Varian, Inc.*                                                      399           15,110
    Vishay Intertechnology, Inc.*                                    1,668           21,517
                                                                                    -------
                                                                                    298,310
                                                                                    -------

MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 1.0%
    Donaldson Co., Inc.                                                952           27,027
    Federal Signal Corp.                                               564           10,479
    Flowserve Corp.*                                                   650           15,717
    Graco, Inc.                                                        718           24,053
    Grant Prideco, Inc.*                                             1,265           25,920
    Kennametal, Inc.                                                   401           18,105
    Nordson Corp.                                                      391           13,423
    Tecumseh Products Co. - Class A                                    180            7,537
                                                                                    -------
                                                                                    142,261
                                                                                    -------

MISC. MANUFACTURING INDUSTRIES -- 1.4%
    Bandag, Inc.                                                       201            8,804
    Bowater, Inc.                                                      607           23,181

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                    Shares           Value
                                                                    ------          -------
    Harsco Corp.                                                       464           20,834
    HNI Corp.                                                          618           24,460
    Lancaster Colony Corp.                                             363           15,306
    Mohawk Industries, Inc.*                                           708           56,207
    Sequa Corp. - Class A*                                             114            5,952
    SPX Corp.                                                          792           28,037
    Trinity Industries, Inc.                                           519           16,177
                                                                                    -------
                                                                                    198,958
                                                                                    -------
PAPER PRODUCTS -- 0.1%
    Glatfelter                                                         563            6,976
    Longview Fibre Co.                                                 529            8,067
                                                                                    -------
                                                                                     15,043
                                                                                    -------
PHARMACEUTICAL PREPARATIONS -- 1.8%
    Barr Laboratories, Inc.*                                         1,089           45,117
    Cephalon, Inc.*                                                    584           27,974
    IVAX Corp.*                                                      2,586           49,522
    Millennium Pharmaceuticals, Inc.*                                3,380           46,340
    Perrigo Co.                                                        716           14,714
    Sepracor, Inc.*                                                    896           43,707
    Valeant Pharmaceuticals International                              955           23,035
    Vertex Pharmaceuticals, Inc.*                                      772            8,106
                                                                                    -------
                                                                                    258,515
                                                                                    -------
PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.5%
    Beckman Coulter, Inc.                                              653           36,646
    Edwards Lifesciences Corp.*                                        613           20,536
    INAMED Corp.*                                                      375           17,876
                                                                                    -------
                                                                                     75,058
                                                                                    -------
RECREATIONAL VEHICLES -- 0.1%
    Thor Industries, Inc.                                              586           15,511
                                                                                    -------
SEMICONDUCTORS -- 2.1%
    Atmel Corp.*                                                     5,502           19,917
    Cabot Microelectronics Corp.*                                      289           10,476
    Cree, Inc.*                                                        822           25,096
    Cypress Semiconductor Corp.*                                     1,395           12,332
    Fairchild Semiconductor International, Inc.*                     1,307           18,520
    Integrated Circuit Systems, Inc.*                                  799           17,179
    Integrated Device Technology, Inc.*                              1,211           11,541
    International Rectifier Corp.*                                     683           23,427
    Intersil Holding Corp. - Class A                                 1,452           23,130
    Lam Research Corp.*                                              1,492           32,645
    Lattice Semiconductor Corp.*                                     1,085            5,327
    Micrel, Inc.*                                                      948            9,869
    Microchip Technology, Inc.                                       2,208           59,262
    Newport Corp.*                                                     427            4,898
    Powerwave Technologies, Inc.*                                    1,007            6,203

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

                                                                       Shares           Value
                                                                       ------         ---------
      Semtech Corp.*                                                     818             15,681
      Silicon Laboratories, Inc.*                                        533             17,637
      TriQuint Semiconductor, Inc.*                                    1,635              6,377
                                                                                      ---------
                                                                                        319,517
                                                                                      ---------
  TELECOMMUNICATIONS EQUIPMENT -- 0.9%
      Adtran, Inc.                                                       820             18,598
      Advanced Fibre Communication, Inc.*                                899             14,294
      CommScope, Inc.*                                                   673             14,537
      Harris Corp.                                                       692             38,018
      Plantronics, Inc.*                                                 526             22,744
      UTStarcom, Inc.*                                                 1,183             19,058
                                                                                      ---------
                                                                                        127,249
                                                                                      ---------
  TOBACCO -- 0.1%
      Universal Corp.                                                    265             11,830
                                                                                      ---------
  TOTAL MANUFACTURING                                                                 3,259,903
                                                                                      ---------
MINING -- 0.1%
      Arch Coal, Inc.                                                    589             20,904
                                                                                      ---------
  TOTAL MINING                                                                           20,904
                                                                                      ---------
OIL & GAS -- 4.4%
  DRILLING OIL & GAS WELLS -- 0.9%
      ENSCO International, Inc.                                        1,580             51,619
      Helmerich & Payne, Inc.                                            512             14,689
      Patterson-UTI Energy, Inc.                                       1,732             33,029
      Pride International, Inc.*                                       1,406             27,825
                                                                                      ---------
                                                                                        127,162
                                                                                      ---------
  OIL & GAS EXPLORATION -- 1.9%
      Forest Oil Corp.*                                                  644             19,397
      Newfield Exploration Co.*                                          599             36,683
      Noble Energy, Inc.                                                 617             35,934
      Pioneer Natural Resources Co.                                    1,257             43,341
      Plains Exploration & Production Co.*                               800             19,088
      Pogo Producing Co.                                                 709             33,642
      XTO Energy, Inc.                                                 2,745             89,158
                                                                                      ---------
                                                                                        277,243
                                                                                      ---------
  OIL FIELD MACHINERY & EQUIPMENT -- 1.0%
      Cooper Cameron Corp.*                                              558             30,601
      FMC Technologies, Inc.*                                            734             24,516
      National Oilwell, Inc.*                                            892             29,311
      Smith International, Inc.*                                       1,107             67,228
                                                                                      ---------
                                                                                        151,656
                                                                                      ---------
  PIPELINES -- 0.6%
      National Fuel Gas Co.                                              848             24,024

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

      Questar Corp.                                                      888           40,688
      Western Gas Resources, Inc.                                        765           21,871
                                                                                      -------
                                                                                       86,583
                                                                                      -------
  TOTAL OIL & GAS                                                                     642,644
                                                                                      -------

REAL ESTATE INVESTMENT TRUSTS -- 1.9%
      AMB Property Corp.                                                 908           33,614
      Developers Diversified Realty Corp.                                857           33,552
      Highwoods Property, Inc.                                           594           14,618
      Hospitality Properties Trust                                       700           29,743
      Indymac Mortgage Holdings, Inc.                                    629           22,770
      Liberty Property Trust                                             883           35,178
      Mack-Cali Realty Corp.                                             629           27,865
      New Plan Excel Realty Trust                                      1,039           25,975
      Rayonier, Inc.                                                     514           23,253
      United Dominion Realty Trust, Inc.                               1,426           28,278
                                                                                      -------
  TOTAL REAL ESTATE INVESTMENT TRUSTS                                                 274,846
                                                                                      -------

SERVICES -- 10.1%
  ADVERTISING -- 0.2%
      Catalina Marketing Corp.*                                          544           12,556
      Harte-Hanks, Inc.                                                  900           22,509
                                                                                      -------
                                                                                       35,065
                                                                                      -------

  BUSINESS SERVICES -- 1.2%
      Acxiom Corp.                                                       988           23,455
      Certegy, Inc.                                                      660           24,559
      CSG Systems International, Inc.*                                   528            8,136
      Keane, Inc.*                                                       733           11,259
      Kelly Services, Inc.                                               403           10,764
      Korn/Ferry International, Inc.*                                    400            7,292
      Manpower, Inc.                                                     941           41,865
      MPS Group, Inc.*                                                 1,193           10,033
      The Dun & Bradstreet Corp.*                                        755           44,319
                                                                                      -------
                                                                                      181,682
                                                                                      -------

  CASINO SERVICES -- 0.2%
      Boyd Gaming Corp.                                                  887           24,969
                                                                                      -------
                                                                                       24,969
                                                                                      -------

  COMMERCIAL SERVICES -- 0.9%
      Alliance Data Systems Corp.*                                       875           35,490
      ChoicePoint, Inc.*                                                 938           40,006
      Jacobs Engineering Group, Inc.*                                    583           22,323
      Quanta Services, Inc.*                                           1,211            7,327
      Sotheby's Holdings, Inc. - Class A*                                603            9,479
      United Rentals, Inc.*                                              785           12,474
                                                                                      -------
                                                                                      127,099
                                                                                      -------

  EDUCATIONAL SERVICES -- 0.8%
      Career Education Corp.*                                          1,074           30,534
      Corinthian Colleges, Inc.*                                         933           12,577

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

    DeVry, Inc.*                                                       771           15,967
    Education Management Corp.*                                        758           20,193
    ITT Educational Services, Inc.*                                    469           16,907
    Laureate Education, Inc.*                                          464           17,270
                                                                                    -------
                                                                                    113,448
                                                                                    -------

INTERNET SERVICES -- 0.5%
    Avocent Corp.*                                                     554           14,421
    Checkfree Holdings Corp.*                                          880           24,350
    Macromedia, Inc.*                                                  704           14,136
    Retek, Inc.*                                                       862            3,931
    RSA Security, Inc.*                                                621           11,985
                                                                                    -------
                                                                                     68,823
                                                                                    -------

MEDICAL & HEALTH SERVICES -- 2.4%
    Apria Healthcare Group, Inc.*                                      567           15,451
    Community Health Systems*                                        1,027           27,400
    Covance, Inc.*                                                     650           25,981
    Coventry Health Care, Inc.*                                        940           50,168
    First Health Group Corp.*                                          932           14,996
    Health Net, Inc.*                                                1,198           29,615
    Lifepoint Hospitals, Inc.*                                         391           11,734
    Lincare Holdings, Inc.*                                          1,037           30,809
    Omnicare, Inc.                                                   1,088           30,856
    PacifiCare Health Systems, Inc.*                                   897           32,920
    Renal Care Group, Inc.*                                            690           22,239
    Triad Hospitals, Inc.*                                             825           28,413
    Universal Health Services, Inc. - Class B                          644           28,014
    VISX, Inc.*                                                        594           12,236
                                                                                    -------
                                                                                    360,832
                                                                                    -------

OIL & GAS FIELD SERVICES -- 0.9%
    Hanover Compressor Co.*                                            960           12,912
    Tidewater, Inc.                                                    625           20,344
    Varco International, Inc.*                                       1,004           26,927
    Weatherford International, Inc.*                                 1,406           71,733
                                                                                    -------
                                                                                    131,916
                                                                                    -------

PRINTING & PUBLISHING -- 1.2%
    Banta Corp.                                                        250            9,938
    Lee Enterprises, Inc.                                              465           21,548
    Scholastic Corp.*                                                  399           12,325
    The Readers Digest Association, Inc.                             1,110           16,195
    The Washington Post Co. - Class B                                  102           93,839
    Valassis Communications, Inc.*                                     533           15,766
                                                                                    -------
                                                                                    169,611
                                                                                    -------

SANITARY SERVICES -- 0.6%
    Republic Services, Inc.                                          1,633           48,598
    Rollins, Inc.                                                      511           12,412
    Stericycle, Inc.*                                                  450           20,655
                                                                                    -------
                                                                                     81,665
                                                                                    -------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

  TRANSPORTATION -- 1.2%
      C.H. Robinson Worldwide, Inc.                                      907             42,076
      CNF, Inc.                                                          522             21,397
      Expeditors International                                         1,116             57,696
      GATX Corp.                                                         558             14,876
      Leucadia National Corp.                                            741             41,978
                                                                                      ---------
                                                                                        178,023
                                                                                      ---------
  TOTAL SERVICES                                                                      1,473,133
                                                                                      ---------

TRANSPORTATION -- 1.0%
  AIR TRANSPORTATION -- 0.3%
      Airtran Holdings*                                                1,000              9,960
      Alaska Air Group, Inc.*                                            336              8,326
      Jetblue Airways Corp.*                                           1,164             24,351
                                                                                      ---------
                                                                                         42,637
                                                                                      ---------

  MARINE -- 0.2%
      Alexander & Baldwin, Inc.                                          468             15,884
      Overseas Shipholding Group, Inc.                                   405             20,104
                                                                                      ---------
                                                                                         35,988
                                                                                      ---------

  TRUCKING -- 0.5%
      JB Hunt Transport Services, Inc.                                   893             33,166
      Swift Transportation Co., Inc.*                                    822             13,826
      Werner Enterprises, Inc.                                           890             17,186
                                                                                      ---------
                                                                                         64,178
                                                                                      ---------
  TOTAL TRANSPORTATION                                                                  142,803
                                                                                      ---------

WHOLESALE & RETAIL TRADE -- 6.7%
  MISCELLANEOUS RETAIL STORES -- 0.5%
      99 Cents Only Stores*                                              846             12,039
      Dollar Tree Stores, Inc.*                                        1,283             34,577
                                                                                      ---------
                                                                                         46,616
                                                                                      ---------

  RETAIL - AUTOMOBILES -- 0.3%
      CarMax, Inc.*                                                    1,067             22,994
      Copart, Inc.*                                                      991             18,760
                                                                                      ---------
                                                                                         41,754
                                                                                      ---------

  RETAIL - COOKWARE, HOME FURNISHINGS -- 0.5%
      Furniture Brands International, Inc.                               668             16,753
      Pier 1 Imports, Inc.                                               901             16,290
      Williams-Sonoma, Inc.*                                           1,233             46,299
                                                                                      ---------
                                                                                         79,342
                                                                                      ---------

  RETAIL - HAIR SALONS -- 0.1%
      Regis Corp.                                                        456             18,340
                                                                                      ---------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

RETAIL APPAREL & ACCESSORY STORES -- 2.0%
    Abercrombie & Fitch Co. - Class A                                1,006           31,689
    Aeropostale, Inc.*                                                 600           15,720
    American Eagle Outfitters, Inc.*                                   741           27,306
    AnnTaylor Stores Corp.*                                            744           17,410
    Chico's FAS, Inc.*                                                 946           32,353
    Claire's Stores, Inc.                                            1,121           28,070
    Foot Locker, Inc.                                                1,600           37,920
    Pacific Sunwear of California, Inc.*                               781           16,440
    Payless ShoeSource, Inc.*                                          702            7,111
    Ross Stores, Inc.                                                1,665           39,028
    Urban Outfitters, Inc.*                                            900           30,960
                                                                                 ----------
                                                                                    284,007
                                                                                 ----------

RETAIL EATING & DRINKING PLACES -- 1.1%
    Applebee's International, Inc.                                     850           21,488
    Bob Evans Farms, Inc.                                              356            9,669
    Brinker International, Inc.*                                     1,005           31,306
    CBRL Group, Inc.                                                   497           17,932
    Outback Steakhouse, Inc.                                           790           32,809
    Ruby Tuesday, Inc.                                                 688           19,175
    The Cheesecake Factory, Inc.*                                      569           24,695
                                                                                 ----------
                                                                                    157,074
                                                                                 ----------

SPECIALTY RETAIL STORES -- 1.6%
    Barnes & Noble, Inc.*                                              714           26,418
    Borders Group, Inc.                                                799           19,815
    CDW Corp.                                                          887           51,472
    Michael's Stores, Inc.                                             723           42,809
    O'Reilly Automotive, Inc.*                                         605           23,165
    Saks, Inc.                                                       1,526           18,388
    The Neiman Marcus Group, Inc. - Class A                            512           29,440
                                                                                 ----------
                                                                                    254,489
                                                                                 ----------

WHOLESALE - GROCERIES & RELATED PRODUCTS -- 0.4%
    Ruddick Corp.                                                      468            9,192
    Whole Foods Market, Inc.                                           656           56,277
                                                                                 ----------
                                                                                     65,469
                                                                                 ----------

WHOLESALE MISCELLANEOUS -- 0.2%
    Adesa, Inc.*                                                       937           15,395
    BJ's Wholesale Club, Inc.*                                         718           19,630
                                                                                 ----------
                                                                                     35,025
                                                                                 ----------
TOTAL WHOLESALE & RETAIL TRADE                                                      982,116
                                                                                 ----------

TOTAL COMMON STOCK
  (Cost $9,316,676)                                                              10,368,291
                                                                                 ----------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / MID CAP QUANTITATIVE
SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Value of Investments)

EXCHANGE TRADED FUNDS -- 28.9%
         iShares S&P MidCap 400 Barra Value Index Fund                   36,583      $    4,216,922
                                                                                     --------------

     TOTAL EXCHANGE TRADED FUNDS
       (Cost $4,104,651)                                                                  4,216,922
                                                                                     --------------

SHORT-TERM INVESTMENTS -- 0.0%
         BlackRock Liquidity Funds TempCash Portfolio                       825                 825
         BlackRock Liquidity Funds TempFund Portfolio                       824                 824
                                                                                     --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $1,649)                                                                          1,649
                                                                                     --------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $13,422,976)+                                                             $   14,586,862
                                                                                     ==============

-----------

*     Non-income producing security.

+ The cost for Federal income tax purposes was $13,422,976. At September 30, 2004, net unrealized appreciation was $1,163,886. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,691,175, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $527,289.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP
MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                     Shares        Value
                                                                                     ------     -----------
COMMON STOCK -- 98.0%
   AEROSPACE & DEFENSE -- 1.8%
           DRS Technologies, Inc.*                                                    8,000     $   299,520
           Innovative Solutions And Support, Inc.*                                    2,760          67,703
           United Defense Industries, Inc.*                                           7,400         295,926
                                                                                                -----------
     TOTAL AEROSPACE & DEFENSE                                                                      663,149
                                                                                                -----------

   COMMUNICATION & BROADCASTING -- 0.9%
           Cincinnati Bell, Inc.*                                                    17,000          59,330
           Hearst-Argyle Television, Inc.                                             5,400         132,030
           Western Wireless Corp. - Class A*                                          4,860         124,951
                                                                                                -----------
     TOTAL COMMUNICATION & BROADCASTING                                                             316,311
                                                                                                -----------

   COMPUTER SERVICES -- 3.4%
           Agilysys, Inc.                                                             2,900          50,141
           ANSYS, Inc.*                                                               1,620          80,563
           Anteon International Corp.*                                                  900          32,985
           CACI International, Inc. - Class A*                                        2,100         110,838
           Catapult Communications Corp.*                                             4,680          88,171
           Foundry Networks, Inc.*                                                   10,100          95,849
           Intervoice, Inc.*                                                          7,800          84,006
           Netgear, Inc.*                                                             7,300          89,206
           Perot Systems Corp., Class A*                                              3,200          51,392
           Polycom, Inc.*                                                            10,770         213,461
           Safenet, Inc.*                                                             1,300          34,294
           Seachange International, Inc.*                                             6,900         110,331
           SI International, Inc.*                                                    3,500          76,685
           Sybase, Inc.*                                                              8,500         117,215
                                                                                                -----------
     TOTAL COMPUTER SERVICES                                                                      1,235,137
                                                                                                -----------

   ELECTRIC, GAS, WATER, & UTILITIES -- 1.4%
           Headwaters, Inc.*                                                          6,030         186,086
           MGE Energy, Inc.                                                          10,000         318,200
                                                                                                -----------
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                        504,286
                                                                                                -----------

   ENTERTAINMENT & LEISURE -- 1.9%
           Alliance Gaming Corp.*                                                     8,100         121,986
           Brunswick Corp.                                                            3,000         137,280
           Lions Gate Entertainment Corp.*                                            7,800          67,860
           Multimedia Games, Inc.*                                                    8,800         136,400
           Penn National Gaming, Inc.*                                                5,600         226,240
                                                                                                -----------
     TOTAL ENTERTAINMENT & LEISURE                                                                  689,766
                                                                                                -----------

   FINANCE & INSURANCE -- 12.0%
     FINANCIAL SERVICES -- 3.5%
           Ace Cash Express, Inc.*                                                    2,200          57,288
           Blackrock, Inc.                                                            2,100         154,329
           Compucredit Corp.*                                                         5,160          96,079
           Jefferies Group, Inc.                                                      3,000         103,410

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP
MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                     Shares         Value
                                                                                     ------       ---------
        National Financial Partners Corp.                                             4,800         171,744
        New Century Financial Corp.                                                   3,900         234,858
        Piper Jaffray Cos., Inc.*                                                     2,300          91,057
        Raymond James Financial, Inc.                                                 5,000         120,600
        Sky Financial Group, Inc.                                                     9,100         227,500
        W Holding Co., Inc.                                                             377           7,163
                                                                                                  ---------
                                                                                                  1,264,028
                                                                                                  ---------

  INSURANCE - PROPERTY/CASUALTY -- 1.4%
        Philadelphia Consolidated Holding Corp.*                                      1,740          95,909
        ProAssurance Corp.*                                                           1,500          52,530
        Selective Insurance Group, Inc.                                              10,000         372,000
                                                                                                  ---------
                                                                                                    520,439
                                                                                                  ---------

  INSURANCE CARRIERS -- 0.6%
        Arthur J. Gallagher & Co.                                                     3,600         119,268
        HCC Insurance Holdings, Inc.                                                  2,830          85,325
                                                                                                  ---------
                                                                                                    204,593
                                                                                                  ---------

  SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.5%
        Republic Bancorp, Inc.                                                       16,460         253,484
        Washington Federal, Inc.                                                     12,000         301,800
        Webster Financial Corp.                                                       7,300         360,547
                                                                                                  ---------
                                                                                                    915,831
                                                                                                  ---------

  SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 0.3%
        Waddell & Reed Financial, Inc. - Class A                                      5,500         121,000
                                                                                                  ---------

  STATE & NATIONAL BANKS -- 3.7%
        Astoria Financial Corp.                                                       7,400         262,626
        Bank of The Ozarks, Inc.                                                      4,210         125,163
        Greater Bay Bancorp.                                                          4,600         132,250
        Pacific Capital Bancorp.                                                      3,066          90,692
        PFF Bancorp, Inc.                                                             3,000         114,810
        The Colonial BancGroup, Inc.                                                 15,500         316,975
        The South Financial Group, Inc.                                               5,400         152,280
        UCBH Holdings, Inc.*                                                          2,850         111,350
        Wilshire Bancorp, Inc.*                                                       2,290          69,112
                                                                                                  ---------
                                                                                                  1,375,258
                                                                                                  ---------
  TOTAL FINANCE & INSURANCE                                                                       4,401,149
                                                                                                  ---------

FINANCIAL SERVICES -- 0.1%
        iPayment Holdings, Inc.*                                                      1,100          44,176
                                                                                                  ---------
  TOTAL FINANCIAL SERVICES                                                                           44,176
                                                                                                  ---------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP
MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                     Shares         Value
                                                                                     ------       ---------
INFORMATION TECHNOLOGY -- 3.2%
  APPLICATION SOFTWARE -- 0.6%
        MapInfo Corp.*                                                                3,500          37,800
        Progress Software Co.*                                                        6,000         119,400
        SERENA Software, Inc.*                                                        3,220          53,871
                                                                                                  ---------
                                                                                                    211,071
                                                                                                  ---------

  HOME ENTERTAINMENT SOFTWARE -- 0.8%
        Activision, Inc.*                                                             9,500         131,765
        Take-Two Interactive Software, Inc.*                                          4,800         157,680
                                                                                                  ---------
                                                                                                    289,445
                                                                                                  ---------

  IT CONSULTING & SERVICES -- 0.5%
        Insight Enterprises, Inc.*                                                   10,720         180,525
                                                                                                  ---------

  SYSTEMS SOFTWARE -- 1.3%
        Avid Technology, Inc.*                                                        4,680         219,352
        Hyperion Solutions Corp.*                                                     7,900         268,520
                                                                                                  ---------
                                                                                                    487,872
                                                                                                  ---------
  TOTAL INFORMATION TECHNOLOGY                                                                    1,168,913
                                                                                                  ---------

MANUFACTURING -- 42.3%
  APPAREL -- 2.4%
        Columbia Sportswear Co.*                                                      4,200         228,900
        Oxford Industries, Inc.                                                       4,200         156,450
        Quicksilver, Inc.*                                                            8,810         223,950
        The Timberland Co. - Class A*                                                 4,700         266,960
                                                                                                  ---------
                                                                                                    876,260
                                                                                                  ---------

  AUTO PARTS & EQUIPMENT -- 0.5%
        ArvinMeritor, Inc.                                                            9,900         185,625
                                                                                                  ---------

  BIOTECHNOLOGY -- 0.3%
        Immunogen, Inc.*                                                              5,100          25,755
        Martek Bioscience Corp.*                                                      1,200          58,368
        Telik, Inc.*                                                                  1,800          40,140
                                                                                                  ---------
                                                                                                    124,263
                                                                                                  ---------

  BUILDING - RESIDENTIAL/COMMERCIAL -- 2.0%
        Dycom Industries, Inc.*                                                      11,000         312,290
        Hovnanian Enterprises, Inc.*                                                  4,000         160,400
        Winnebago Industries, Inc.                                                    7,500         259,800
                                                                                                  ---------
                                                                                                    732,490
                                                                                                  ---------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP
MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                     Shares         Value
                                                                                     ------       ---------
BUILDING MATERIALS & COMPONENTS -- 3.3%
           American Woodmark Corp.                                                    6,000         222,150
           Eagle Materials, Inc.                                                      3,300         235,290
           Lafarge North America, Inc.                                                5,000         234,450
           Modine Manufacturing Co.                                                   5,100         153,561
           The Genlyte Group, Inc.*                                                   3,700         238,243
           York International Corp.                                                   3,500         110,565
                                                                                                  ---------
                                                                                                  1,194,259
                                                                                                  ---------

     CHEMICAL & ALLIED PRODUCTS -- 2.1%
           Albemarle Corp.                                                            7,600         266,684
           Ferro Corp.                                                                8,500         185,385
           Georgia Gulf Corp.                                                         3,600         160,524
           Schulman (A.), Inc.                                                        6,500         143,260
                                                                                                  ---------
                                                                                                    755,853
                                                                                                  ---------

     COMPUTERS & OFFICE EQUIPMENT -- 1.1%
           Brocade Communications Systems, Inc.*                                     11,700          66,105
           Herman Miller, Inc.                                                        5,300         130,645
           Palmone, Inc.*                                                             4,100         124,804
           Trident Microsystems, Inc.*                                                9,500          95,665
                                                                                                  ---------
                                                                                                    417,219
                                                                                                  ---------

     DIVERSIFIED MANUFACTURING INDUSTRIES -- 0.3%
           Griffon Corp.*                                                             4,600          97,060
                                                                                                  ---------

     ELECTRONIC COMPONENTS & EQUIPMENT -- 4.4%
           ADE Corp.*                                                                 4,370          74,443
           Amphenol Corp. - Class A                                                   2,640          90,446
           ASE Test Ltd. - ADR*                                                      12,790          67,148
           Cohu, Inc.                                                                13,300         196,574
           Cyberoptics Corp.*                                                         3,500          54,040
           Dionex Corp.*                                                              2,950         161,365
           Littelfuse, Inc.*                                                          4,400         151,932
           LTX Corp.*                                                                10,200          55,182
           Photronics, Inc.*                                                         12,900         214,398
           Rofin-Sinar Technologies, Inc.*                                            8,370         245,911
           Trimble Navigation, Ltd.*                                                  4,400         139,040
           TTM Technologies, Inc.*                                                    9,390          83,477
           Universal Electronics, Inc.*                                               5,000          83,900
                                                                                                  ---------
                                                                                                  1,617,856
                                                                                                  ---------

     ELECTRONIC INSTRUMENTS -- 1.1%
           BEI Technologies, Inc.                                                     8,300         227,420
           Photon Dynamics, Inc.*                                                     8,200         166,460
                                                                                                  ---------
                                                                                                    393,880
                                                                                                  ---------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP
MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                    Shares        Value
                                                                                    ------      ---------
ENGINES & TURBINES -- 0.7%
      Briggs & Stratton Corp.                                                       3,130         254,156
                                                                                                ---------

FARM MACHINERY -- 0.5%
      AGCO Corp.*                                                                   8,500         192,270
                                                                                                ---------

FOOD & BEVERAGE -- 1.1%
      Adolph Coors, Co. - Class B                                                   2,000         135,840
      J&J Snack Foods Corp.*                                                        3,500         150,080
      The Boston Beer Co., Inc.*                                                    4,300         108,360
                                                                                                ---------
                                                                                                  394,280
                                                                                                ---------

FURNITURE -- 0.4%
      Ethan Allen Interiors, Inc.                                                   4,100         142,475
                                                                                                ---------

GENERAL CONSTRUCTION - SINGLE HOMES -- 0.5%
      Meritage Corp.*                                                                 800          62,880
      The Ryland Group, Inc.                                                        1,100         101,926
                                                                                                ---------
                                                                                                  164,806
                                                                                                ---------

MACHINERY & HEAVY EQUIPMENT -- 0.1%
      Bucyrus International, Inc.*                                                  1,600          53,760
                                                                                                ---------

MEDICAL & DENTAL SUPPLIES -- 1.5%
      Advanced Medical Optics, Inc*                                                 4,220         166,985
      Medicis Pharmaceutical Corp. - Class A                                        3,000         117,120
      Par Pharmaceutical Co., Inc.*                                                 4,000         143,720
      Sybron Dental Specialties, Inc.*                                              2,200          65,318
      TLC Laser Eye Centers, Inc.*                                                  8,000          70,160
                                                                                                ---------
                                                                                                  563,303
                                                                                                ---------

MEDICAL PRODUCTS -- 3.4%
      American Medical Systems Holdings, Inc.*                                      3,600         130,572
      Bone Care International, Inc.*                                                3,900          94,770
      Connetics Corp.*                                                              3,200          86,464
      Mueller Industries, Inc.                                                      6,000         257,700
      Ocular Sciences, Inc.*                                                        3,510         168,375
      Respironics, Inc.*                                                            3,660         195,590
      The Cooper Companies, Inc.                                                    3,900         267,345
      The Medicines Co.*                                                            1,080          26,071
                                                                                                ---------
                                                                                                1,226,887
                                                                                                ---------

METAL PRODUCTS -- 1.4%
      Quanex Corp.                                                                  4,500         230,760
      Reliance Steel & Aluminum Co.                                                 3,300         131,010

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP
MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                   Shares          Value
                                                                                   ------         -------
      Steel Dynamics, Inc.                                                          4,300         166,066
                                                                                                  -------
                                                                                                  527,836
                                                                                                  -------

MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.5%
      Varian, Inc.*                                                                 4,760         180,261
                                                                                                  -------

MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 2.6%
      Cascade Corp.                                                                 4,700         130,472
      Crane Co.                                                                     7,000         202,440
      Gardner Denver, Inc.*                                                         4,700         129,579
      Graco, Inc.                                                                   5,800         194,300
      Terex Corp.*                                                                  6,880         298,592
                                                                                                  -------
                                                                                                  955,383
                                                                                                  -------

MISC. MANUFACTURING INDUSTRIES -- 2.2%
      Albany International Corp.                                                    1,800          53,658
      DSP Group, Inc.*                                                              8,500         178,925
      Gen-Probe, Inc.*                                                              3,350         133,565
      Harsco Corp.                                                                  3,100         139,190
      HNI Corp.                                                                     5,200         205,816
      Middleby Corp.                                                                2,040         107,406
                                                                                                  -------
                                                                                                  818,560
                                                                                                  -------

PAPER & FOREST PRODUCTS -- 0.6%
      Boise Cascade Corp.                                                           7,000         232,960
                                                                                                  -------

PAPER PRODUCTS -- 0.7%
      Glatfelter                                                                   10,300         127,617
      Rock Tenn Co. - Class A                                                       7,500         118,050
                                                                                                  -------
                                                                                                  245,667
                                                                                                  -------

PHARMACEUTICAL PREPARATIONS -- 0.3%
      Perrigo Co.                                                                   4,800          98,640
                                                                                                  -------

PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.6%
      Datascope Corp.                                                               8,800         328,239
      Edwards Lifesciences Corp.*                                                   3,500         117,250
      Techne Corp.*                                                                 3,600         137,448
                                                                                                  -------
                                                                                                  582,937
                                                                                                  -------

RECREATIONAL VEHICLES -- 0.5%
      Polaris Industries, Inc.                                                      3,500         195,370
                                                                                                  -------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP
MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                   Shares         Value
                                                                                   ------      ----------
  SEMICONDUCTORS -- 3.0%
        Cabot Microelectronics Corp.*                                               2,800         101,500
        Cree, Inc.*                                                                 5,900         180,127
        Diodes, Inc.*                                                               2,025          52,164
        ESS Technology, Inc.*                                                       9,000          61,650
        Leadis Technology, Inc.*                                                    6,010          67,793
        MEMC Electronic Materials, Inc.*                                            9,700          82,256
        Micrel, Inc.*                                                              15,180         158,024
        Ultratech, Inc.*                                                            7,500         117,525
        Varian Semiconductor Equipment Associates, Inc.*                            6,400         197,760
        Zoran Corp.*                                                                4,000          62,880
                                                                                               ----------
                                                                                                1,081,679
                                                                                               ----------

  TELECOMMUNICATIONS EQUIPMENT -- 3.2%
        Applied Innovation, Inc.*                                                  31,000          90,210
        Applied Signal Technology, Inc.                                             1,740          55,663
        Ditech Communications Corp.*                                                9,000         201,510
        Essex Corp.*                                                                8,000          92,240
        Harris Corp.                                                                3,700         203,278
        KVH Industries, Inc.                                                        9,600          69,312
        Plantronics, Inc.*                                                          7,310         316,084
        Tekelec*                                                                    9,500         158,460
                                                                                               ----------
                                                                                                1,186,757
                                                                                               ----------
  TOTAL MANUFACTURING                                                                          15,492,752
                                                                                               ----------

OIL & GAS -- 3.9%
  CRUDE PETROLEUM & NATURAL GAS -- 1.4%
        Petroleum Development Corp.*                                                4,700         205,954
        Southwestern Energy Co.*                                                    7,500         314,925
                                                                                               ----------
                                                                                                  520,879
                                                                                               ----------

  DRILLING OIL & GAS WELLS -- 0.9%
        Atwood Oceanics, Inc.*                                                      3,700         175,898
        Helmerich & Payne, Inc.                                                     5,200         149,188
                                                                                               ----------
                                                                                                  325,086
                                                                                               ----------

  OIL & GAS EXPLORATION -- 1.2%
        Cimarex Energy Co.*                                                         5,400         188,676
        Houston Exploration Co.*                                                    1,900         112,765
        Plains Exploration & Production Co.*                                        2,970          70,864
        Unit Corp.*                                                                 2,000          70,160
                                                                                               ----------
                                                                                                  442,465
                                                                                               ----------

  OIL FIELD MACHINERY & EQUIPMENT -- 0.4%
        Maverick Tube Corp.*                                                        4,500         138,645
                                                                                               ----------
  TOTAL OIL & GAS                                                                               1,427,075
                                                                                               ----------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP
MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                   Shares          Value
                                                                                   ------         -------
REAL ESTATE INVESTMENT TRUSTS -- 2.4%
        CBL &  Associates, Inc.                                                     3,600         219,420
        Maguire Properties, Inc.                                                    6,800         165,308
        Reckson Associates Realty Corp.                                             5,500         158,125
        Washington Real Estate Investment Trust                                     4,900         148,470
        Weingarten Realty, Inc.                                                     6,000         198,060
                                                                                                  -------
  TOTAL REAL ESTATE INVESTMENT TRUSTS                                                             889,383
                                                                                                  -------

SERVICES -- 13.4%
  BUSINESS SERVICES -- 2.3%
        Administaff, Inc.*                                                          6,550          76,635
        Heidrick & Struggles International, Inc.*                                   3,100          89,342
        Labor Ready, Inc.*                                                         23,500         329,469
        Microstrategy, Inc. - Class A*                                              3,600         147,924
        PTEK Holdings, Inc.*                                                       11,290          96,755
        Ventiv Health, Inc.*                                                        5,000          84,750
                                                                                                  -------
                                                                                                  824,875
                                                                                                  -------

  CASINO SERVICES -- 0.5%
        Scientific Games Corp.*                                                    10,260         195,966
                                                                                                  -------

  COMMERCIAL SERVICES -- 0.2%
        Service Corp. International*                                                4,000          24,840
        Steiner Leisure Ltd.*                                                       1,870          41,327
                                                                                                  -------
                                                                                                   66,167
                                                                                                  -------

  EDUCATIONAL SERVICES -- 1.2%
        Bright Horizons Family Solutions, Inc.*                                     2,700         146,583
        ITT Educational Services, Inc.*                                             6,500         234,325
        Leapfrog Enterprises, Inc.*                                                 2,500          50,625
                                                                                                  -------
                                                                                                  431,533
                                                                                                  -------

  INTERNET SERVICES -- 1.3%
        Coinstar, Inc.*                                                             3,120          72,696
        Earthlink, Inc.*                                                           17,800         183,340
        Websense, Inc.*                                                             5,300         220,851
                                                                                                  -------
                                                                                                  476,887
                                                                                                  -------

  MEDICAL & HEALTH SERVICES -- 4.5%
        America Service Group, Inc.*                                                4,240         174,010
        Centene Corp*                                                               1,900          80,902
        Dendrite International, Inc.*                                              11,500         185,380
        IDEXX Laboratories, Inc.*                                                   1,300          65,962
        Lifepoint Hospitals, Inc.*                                                  4,500         135,045
        PacifiCare Health Systems, Inc.*                                            5,500         201,850
        Pediatrix Medical Group, Inc.*                                              3,110         170,584
        Province Healthcare Co.*                                                    9,080         189,954
        Sierra Health Services, Inc.*                                               5,700         273,200

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP
MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                    Shares        Value
                                                                                    -----       ---------
        VISX, Inc.*                                                                 8,860         182,516
                                                                                                ---------
                                                                                                1,659,403
                                                                                                ---------

  OIL & GAS FIELD SERVICES -- 0.9%
        Cal Dive International, Inc.*                                               4,300         153,166
        Tidewater, Inc.                                                             5,500         179,025
                                                                                                ---------
                                                                                                  332,191
                                                                                                ---------

  SANITARY SERVICES -- 1.1%
        Metal Management, Inc.**                                                    3,500          63,630
        Rollins, Inc.                                                               3,030          73,599
        Waste Connections, Inc.*                                                    7,990         253,123
                                                                                                ---------
                                                                                                  390,352
                                                                                                ---------

  TELECOMMUNICATIONS SERVICES -- 0.1%
        Novatel Wireless, Inc.*                                                     2,000          47,000
                                                                                                ---------

  TRANSPORTATION -- 1.2%
        Arkansas Best Corp.                                                         1,800          65,916
        EGL, Inc.*                                                                  4,200         127,092
        Hub Group, Inc. - Class A*                                                  6,150         229,088
                                                                                                ---------
                                                                                                  422,096
                                                                                                ---------

  VETERINARY HOSPITALS & LABORATORIES -- 0.1%
        VCA Antech, Inc.*                                                           2,100          43,323
                                                                                                ---------
  TOTAL SERVICES                                                                                4,889,793
                                                                                                ---------

TRANSPORTATION -- 1.8%
  AIR TRANSPORTATION -- 0.3%
        Airtran Holdings*                                                           9,900          98,604
                                                                                                ---------

  TRUCKING -- 1.5%
        Forward Air Corp.*                                                            960          38,419
        Landstar System, Inc.*                                                      3,980         233,546
        Yellow Roadway Corp.*                                                       5,896         276,464
                                                                                                ---------
                                                                                                  548,429
                                                                                                ---------
  TOTAL TRANSPORTATION                                                                            647,033
                                                                                                ---------

WHOLESALE & RETAIL TRADE -- 9.5%
  MISCELLANEOUS RETAIL STORES -- 0.2%
        First Cash Financial Services, Inc.*                                        2,820          56,485

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP
MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                   Shares         Value
                                                                                   ------       ---------
                                                                                                ---------
                                                                                                   56,485
                                                                                                ---------

RETAIL - MAIL ORDER -- 0.6%
      J. Jill Group, Inc.*                                                          2,800          55,580
      MSC Industrial Direct Co., Inc.                                               4,860         165,629
                                                                                                ---------
                                                                                                  221,209
                                                                                                ---------

RETAIL APPAREL & ACCESSORY STORES -- 3.5%
      Abercrombie & Fitch Co. - Class A                                            11,300         355,949
      Aeropostale, Inc.*                                                            5,780         151,436
      AnnTaylor Stores Corp.*                                                      14,000         327,600
      Foot Locker, Inc.                                                            10,500         248,850
      The Men's Wearhouse, Inc.*                                                    6,430         186,792
      Too, Inc.*                                                                    1,900          34,333
                                                                                                ---------
                                                                                                1,304,960
                                                                                                ---------

RETAIL EATING & DRINKING PLACES -- 1.2%
      CBRL Group, Inc.                                                              1,500          54,120
      CEC Entertainment, Inc.*                                                      5,200         191,100
      Jack in the Box, Inc.*                                                        5,300         168,169
      Mccormick & Schmick's Seafood Restaurants, Inc.*                              2,520          30,215
                                                                                                ---------
                                                                                                  443,604
                                                                                                ---------

RETAIL MERCHANDISING -- 1.0%
      Big 5 Sporting Goods Corp.*                                                   4,160          94,848
      Coldwater Creek, Inc.*                                                        5,580         116,455
      JAKKS Pacific, Inc.*                                                          4,400         101,200
      The Pantry, Inc.*                                                             1,800          45,306
                                                                                                ---------
                                                                                                  357,809
                                                                                                ---------

SPECIALTY RETAIL STORES -- 1.3%
      Barnes & Noble, Inc.*                                                         4,300         159,100
      Petco Animal Supplies, Inc.*                                                  3,300         107,778
      The Nautilus Group, Inc.                                                      8,700         196,533
                                                                                                ---------
                                                                                                  463,411
                                                                                                ---------

WHOLESALE - INDUSTRIAL SUPPLIES -- 0.4%
      Wesco International, Inc.*                                                    6,600         160,050
                                                                                                ---------

WHOLESALE MISCELLANEOUS -- 1.3%
      BJ's Wholesale Club, Inc.*                                                    7,400         202,316
      Owens & Minor, Inc.                                                           2,200          55,880
      ScanSource, Inc.*                                                             3,330         212,454
                                                                                                ---------
                                                                                                  470,650
                                                                                                ---------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / SMALL CAP
MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                  Shares         Value
                                                                                  -------     -----------
     TOTAL WHOLESALE & RETAIL TRADE                                                             3,478,178
                                                                                              -----------
     TOTAL COMMON STOCK
        (Cost $32,405,520)                                                                     35,847,101
                                                                                              -----------
SHORT-TERM INVESTMENTS -- 2.0%
           BlackRock Liquidity Funds TempCash Portfolio - Institutional Series    373,635         373,635
           BlackRock Liquidity Funds TempFund Portfolio - Institutional Series    373,635         373,635
                                                                                              ------------

     TOTAL SHORT-TERM INVESTMENTS
        (Cost $747,270)                                                                           747,270
                                                                                              -----------

TOTAL INVESTMENTS -- 100.0%
      (Cost $33,152,790)+                                                                     $36,594,371
                                                                                              ===========

ADR -- American Depository Receipt

* Non-income producing security.

+ The cost for Federal income tax purposes was $33,152,790. At September 30,
  2004, net unrealized appreciation was $3,441,581. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,974,827, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,533,246.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                   Value
                                                        Shares    (Note 2)
                                                        ------    --------
COMMON STOCK -- 76.9%
   AEROSPACE & DEFENSE -- 1.6%
           AAR Corp.                                      932      11,603
           Armor Holdings, Inc.*                        1,029      42,818
           Curtiss Wright Corp.                           689      39,431
           DRS Technologies, Inc.*                        878      32,872
           EDO Corp.                                      612      16,983
           Engineered Support Systems, Inc.               816      37,242
           Esterline Technologies Corp.*                  714      21,841
           Gencorp, Inc.                                1,350      18,293
           Kaman Corp. - Class A                          806       9,624
           Moog, Inc. - Class A*                          840      30,492
           Teledyne Technologies, Inc.*                   989      24,765
           Triumph Group, Inc.*                           509      17,219
                                                                  -------
     TOTAL AEROSPACE & DEFENSE                                    303,183
                                                                  -------

   COMMUNICATION & BROADCASTING -- 0.3%
           4Kids Entertainment, Inc.*                     399       8,060
           Boston Communications Group, Inc.*             527       4,622
           General Communication, Inc. - Class A*       1,896      17,159
           j2 Global Communications, Inc.*                774      24,450
                                                                  -------
     TOTAL COMMUNICATION & BROADCASTING                            54,291
                                                                  -------

   COMPUTER SERVICES -- 1.5%
           Agilysys, Inc.                               1,136      19,641
           ANSYS, Inc.*                                   470      23,373
           Black Box Corp.                                599      22,133
           CACI International, Inc. - Class A*            909      47,978
           Carreker Corp.*                                910       6,925
           Catapult Communications Corp.*                 494       9,307
           CIBER, Inc.*                                 2,116      15,912
           Concord Communications, Inc.*                  683       6,096
           DIGI International, Inc.*                      563       6,435
           FactSet Research Systems, Inc.                 971      46,802
           Manhattan Associates, Inc.*                  1,033      25,226
           MICROS Systems, Inc.*                          593      29,692
           NYFIX, Inc.*                                 1,226       7,454
           Phoenix Technologies Ltd.*                     730       3,643
           Radiant Systems, Inc.*                         812       3,264
           Radisys Corp.*                                 573       7,993
           TALX Corp.                                     388       8,959
                                                                  -------
     TOTAL COMPUTER SERVICES                                      290,833
                                                                  -------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

CONSUMER PRODUCTS -- 1.0%
        Action Performance Cos., Inc.                     542       5,490
        Concord Camera Corp.*                             778       1,447
        Fossil, Inc.*                                   2,325      71,936
        National Presto Industries, Inc.                  204       8,531
        Nature's Sunshine Products, Inc.                  554       8,404
        NBTY, Inc.*                                     2,102      45,319
        Rayovac Corp.*                                  1,070      28,195
        Russ Berrie & Co., Inc.                           733      14,770
        WD-40 Co.                                         561      16,045
                                                                  -------
  TOTAL CONSUMER PRODUCTS                                         200,137
                                                                  -------

ELECTRIC, GAS, WATER, & UTILITIES -- 3.5%
        Allete, Inc.                                      900      29,250
        Amcol International Corp.                       1,000      19,120
        American States Water Co.                         500      12,450
        Atmos Energy Corp.                              1,907      48,037
        Avista Corp.                                    1,490      26,969
        Cascade Natural Gas Corp.                         401       8,513
        Central Vermont Public Service Corp.              344       6,918
        CH Energy Group, Inc.                             516      23,633
        Cleco Corp.                                     1,542      26,584
        El Paso Electric Co.*                           1,652      26,548
        Green Mountain Power Corp.                        194       5,054
        Headwaters, Inc.*                               1,100      33,946
        Massey Energy Co.                               2,438      70,531
        New Jersey Resources Corp.                        856      35,438
        Northwest Natural Gas Co.                         913      28,969
        NUI Corp.                                         531       7,084
        Piedmont Natural Gas Co.*                       1,227      53,914
        Southern Union Co.*                             2,552      52,316
        Southwest Gas Corp.                             1,070      25,627
        The Laclede Group, Inc.                           637      18,620
        UGI Corp.                                       1,594      59,392
        UIL Holdings Corp.                                443      21,791
        Unisource Energy Corp.                          1,051      25,592
                                                                  -------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES                         666,296
                                                                  -------

ENTERTAINMENT & LEISURE -- 0.4%
        Argosy Gaming*                                    917      35,946
        Bally Total Fitness Holding Corp.*              1,256       4,572
        Multimedia Games, Inc.*                           900      13,950
        Pinnacle Entertainment, Inc.*                   1,175      16,215
                                                                  -------
  TOTAL ENTERTAINMENT & LEISURE                                    70,683
                                                                  -------

FARMING & AGRICULTURE -- 0.2%
        Delta & Pine Land Co.                           1,268      33,919
                                                                  -------
  TOTAL FARMING & AGRICULTURE                                      33,919
                                                                  -------

FINANCE & INSURANCE -- 9.8%
  FINANCIAL SERVICES -- 0.8%

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

      Financial Federal Corp.*                                 521      19,527
      New Century Financial Corp.                            1,090      65,639
      Piper Jaffray Cos., Inc.*                                611      24,189
      Sterling Financial Corp.*                                748      26,360
      SWS Group, Inc.                                          543       8,731
      World Acceptance Corp.*                                  600      13,950
                                                                       -------
                                                                       158,396
                                                                       -------

INSURANCE - PROPERTY/CASUALTY -- 1.1%
      LandAmerica Financial Group, Inc.*                       607      27,619
      Philadelphia Consolidated Holding Corp.*                 689      37,978
      ProAssurance Corp.*                                      902      31,588
      RLI Corp.                                                827      31,054
      SCPIE Holdings, Inc.*                                    325       2,915
      Selective Insurance Group, Inc.                          864      32,141
      Stewart Information Services Corp.                       550      21,670
      Zenith National Insurance Corp.                          594      25,132
                                                                       -------
                                                                       210,097
                                                                       -------

INSURANCE CARRIERS -- 0.8%
      Delphi Financial Group, Inc. - Class A                   986      39,608
      Hilb, Rogal & Hamilton Co.                             1,193      43,210
      Presidential Life Corp.                                  919      15,788
      UICI*                                                  1,440      47,146
                                                                       -------
                                                                       145,752
                                                                       -------

SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 3.9%
      Anchor Bancorp Wisconsin, Inc.                           694      17,975
      Bankatlantic Bancorp, Inc. - Class A*                  1,841      33,727
      Bankunited Financial Corp. - Class A*                  1,023      29,820
      Boston Private Financial Holdings, Inc.                  876      21,865
      Brookline Bancorp, Inc.                                1,959      30,698
      Chittenden Corp.                                       1,440      39,240
      Commercial Federal Corp.                               1,310      35,344
      Community Bank Systems, Inc.                           1,000      25,130
      Dime Community Bancshares                              1,132      19,018
      Downey Financial Corp.                                   898      49,354
      First Midwest Bancorp, Inc.                            1,462      50,527
      FirstFed Financial Corp.*                                519      25,369
      Flagstar Bancorp, Inc.                                 1,894      40,304
      Fremont General Corp.                                  2,414      55,884
      Gold Banc Corp., Inc.*                                 1,336      18,023
      Irwin Financial Corp.                                    870      22,463
      MAF Bancorp, Inc.                                      1,050      45,287
      Privatebancorp, Inc.                                     700      18,872
      Republic Bancorp, Inc.                                 2,177      33,526
      Sterling Bancshares, Inc.                              1,358      18,265
      Waypoint Financial Corp.                               1,032      28,452
      Whitney Holdings Corp.                                 1,306      54,852
      Wintrust Financial Corp.                                 656      37,576
                                                                       -------
                                                                       751,571
                                                                       -------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

  SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 0.1%
        Investment Technology Group, Inc.*                   1,319        20,181
                                                                       ---------
                                                                          20,181
                                                                       ---------

  STATE & NATIONAL BANKS -- 3.1%
        Community First Bankshares, Inc.                     1,186        38,023
        East West Bancorp, Inc.                              1,575        52,904
        First Bancorp                                        1,266        61,148
        First Republic Bank                                    461        21,206
        Hudson United Bankcorp                               1,411        51,995
        Provident Bankshares Corp.                           1,017        34,120
        Riggs National Corp.                                   875        19,425
        Southwest Bancorporation of Texas, Inc.              2,153        43,361
        Susquehanna Bancshares, Inc.                         1,431        35,203
        The South Financial Group, Inc.                      2,241        63,196
        TrustCo Bank Corp. NY                                2,481        31,806
        UCBH Holdings, Inc.*                                 1,422        55,558
        Umpqua Holdings Corp.*                               1,411        31,832
        United Bankshares, Inc.                              1,364        47,263
                                                                       ---------
                                                                         587,040
                                                                       ---------
  TOTAL FINANCE & INSURANCE                                            1,873,037
                                                                       ---------

HOTELS & MOTELS -- 0.3%
        Aztar Corp.*                                         1,174        31,111
        Prime Hospitality Corp.*                             1,338        16,283
        The Marcus Corp.                                       902        17,562
                                                                       ---------
  TOTAL HOTELS & MOTELS                                                   64,956
                                                                       ---------

INFORMATION TECHNOLOGY -- 2.0%
  APPLICATION SOFTWARE -- 0.5%
        EPIQ Systems, Inc.*                                    675        10,517
        MapInfo Corp.*                                         608         6,566
        MRO Software, Inc.*                                    905         9,050
        Pinnacle Systems, Inc.*                              2,335         9,737
        Progress Software Co.*                               1,240        24,676
        Roxio, Inc.*                                         1,381         7,098
        SERENA Software, Inc.*                               1,456        24,359
                                                                       ---------
                                                                          92,003
                                                                       ---------

  COMPUTER HARDWARE -- 0.0%
        SCM Microsystems, Inc.*                                726         1,989
                                                                       ---------

  COMPUTER STORAGE/PERIPHERALS -- 0.1%
        Adaptec, Inc.*                                       3,527        26,805
                                                                       ---------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

  HOME ENTERTAINMENT SOFTWARE -- 0.4%
        Take-Two Interactive Software, Inc.*                 1,403      46,089
        THQ, Inc.*                                           1,198      23,313
                                                                       -------
                                                                        69,402
                                                                       -------

  INTERNET SOFTWARE & SERVICES -- 0.1%
        Netegrity, Inc.*                                     1,289       9,680
                                                                       -------

  IT CONSULTING & SERVICES -- 0.1%
        Insight Enterprises, Inc.*                           1,532      25,799
                                                                       -------

  SERVICES - DATA PROCESSING -- 0.2%
        Kronos, Inc.*                                          970      42,961
                                                                       -------

  SYSTEMS SOFTWARE -- 0.6%
        Avid Technology, Inc.*                               1,092      51,183
        Hyperion Solutions Corp.*                            1,253      42,589
        JDA Software Group, Inc.*                              981      10,614
        SPSS, Inc.*                                            651       8,678
                                                                       -------
                                                                       113,064
                                                                       -------
  TOTAL INFORMATION TECHNOLOGY                                         381,703
                                                                       -------

MANUFACTURING -- 29.2%
  APPAREL -- 0.9%
        Ashworth, Inc.*                                        339       2,780
        Haggar Corp.                                           318       5,451
        Kellwood Co.                                           901      32,841
        OshKosh B'Gosh, Inc. - Class A                         406       8,201
        Oxford Industries, Inc.                                494      18,402
        Phillips-Van Heusen Corp.                              930      20,720
        Quicksilver, Inc.*                                   1,774      45,095
        Russell Corp.                                          991      16,688
        The Gymboree Corp.*                                  1,058      15,235
                                                                       -------
                                                                       165,413
                                                                       -------

  ATHLETIC EQUIPMENT -- 0.1%
        K2, Inc.*                                            1,195      17,100
                                                                       -------

  AUTO PARTS & EQUIPMENT -- 0.1%
        Midas, Inc.*                                           434       7,031

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

      Standard Motor Products, Inc.                            756      11,423
      Tower Automotive Inc.*                                 1,964       4,105
                                                                       -------
                                                                        22,559
                                                                       -------

BIOTECHNOLOGY -- 0.2%
      Arqule, Inc.*                                          1,166       5,387
      Cambrex Corp.                                            889      19,514
      Cryolife, Inc.*                                          576       4,182
      Enzo Biochem, Inc.*                                    1,108      16,620
                                                                       -------
                                                                        45,703
                                                                       -------

BUILDING - RESIDENTIAL/COMMERCIAL -- 0.2%
      Winnebago Industries, Inc.                             1,060      36,718
                                                                       -------

BUILDING MATERIALS & COMPONENTS -- 1.2%
      Apogee Enterprises, Inc.                                 958      12,387
      ElkCorp                                                  581      16,129
      Florida Rock Industries, Inc.                          1,391      68,145
      Lennox International, Inc.                             1,980      29,581
      Simpson Manufacturing Company, Inc.                      760      48,032
      Texas Industries, Inc.                                   693      35,648
      Universal Forest Products, Inc.                          538      18,400
                                                                       -------
                                                                       228,322
                                                                       -------

CHEMICAL & ALLIED PRODUCTS -- 1.2%
      Arch Chemicals, Inc.                                     747      21,327
      Fuller, (H.B.) Co.                                       875      23,975
      Georgia Gulf Corp.                                     1,030      45,928
      MacDermid, Inc.                                          940      27,222
      OM Group, Inc.*                                          877      32,063
      Omnova Solutions, Inc.*                                1,477       8,906
      Penford Corp.                                            211       3,674
      PolyOne Corp.*                                         3,184      23,944
      Quaker Chemical Corp.                                    344       8,308
      Schulman (A.), Inc.                                    1,025      22,591
      Wellman, Inc.                                          1,010       8,565
                                                                       -------
                                                                       226,503
                                                                       -------

COMPUTERS & OFFICE EQUIPMENT -- 0.5%
      Global Imaging Systems, Inc.*                            779      24,211
      Hutchinson Technology, Inc.*                             867      23,175
      Imagistics International, Inc.*                          502      16,867
      Mercury Computer Systems, Inc.*                          638      17,175
      Park Electrochemical Corp.                               588      12,466
                                                                       -------
                                                                        93,894
                                                                       -------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

CONTAINERS & PACKAGING -- 0.3%
      AptarGroup, Inc.                                       1,147      50,434
      Chesapeake Corp.                                         695      16,694
                                                                       -------
                                                                        67,128
                                                                       -------

DIVERSIFIED - INDUSTRIAL PRODUCTS -- 0.2%
      Clarcor, Inc.                                            853      40,663
                                                                       -------

DIVERSIFIED MANUFACTURING INDUSTRIES -- 1.0%
      Acuity Brands, Inc.                                    1,371      32,589
      Barnes Group, Inc.                                       754      20,712
      Griffon Corp.*                                           992      20,931
      Lydall, Inc.*                                            474       4,408
      Roper Industries, Inc.                                 1,164      66,883
      Smith, (A.O.) Corp.                                      908      22,110
      Standex International Corp.                              423      10,364
      Tredegar Industries                                    1,274      23,187
                                                                       -------
                                                                       201,184
                                                                       -------

ELECTRONIC COMPONENTS & EQUIPMENT -- 3.0%
      Aeroflex, Inc.*                                        2,480      26,214
      Anixter International, Inc.*                           1,220      42,810
      Artesyn Technologies, Inc.*                            1,276      12,734
      Baldor Electric Co.                                    1,005      23,778
      Bel Fuse, Inc. - Class B                                 367      12,140
      Belden Cdt, Inc.*                                      1,802      39,284
      Benchmark Electronics, Inc.                            1,379      41,094
      Coherent, Inc.*                                          931      24,150
      Cohu, Inc.                                               746      11,026
      CTS Corp.                                              1,102      13,885
      Cubic Corp.                                              884      20,244
      Cymer, Inc.*                                           1,233      35,338
      Daktronics, Inc.*                                        634      15,501
      Dionex Corp.*                                            655      35,829
      Electro Scientific Industries, Inc.*                     856      14,852
      InVision Technologies, Inc.*                             565      25,419
      Kopin Corp.*                                           2,601      10,586
      Littelfuse, Inc.*                                        679      23,446
      Magnetek, Inc.*                                        1,062       7,933
      Methode Electronics, Inc. - Class A                    1,096      14,018
      Photronics, Inc.*                                      1,163      19,329
      Planar Systems, Inc.*                                    418       4,686
      Rogers Corp.*                                            549      23,327
      SBS Technologies, Inc.*                                  451       5,502
      Technitrol, Inc.*                                      1,241      24,200
      Three-Five Systems, Inc.*                                952       2,608
      Trimble Navigation, Ltd.*                              1,674      52,898
      Veeco Instruments, Inc.*                                 976      20,467
                                                                       -------
                                                                       603,298
                                                                       -------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

ELECTRONIC INSTRUMENTS -- 1.0%
      BEI Technologies, Inc.                                   425      11,645
      FEI Co.*                                               1,014      20,037
      FLIR Systems, Inc.*                                    1,060      62,010
      Itron, Inc.*                                             652      11,377
      Keithley Instruments, Inc.                               497       8,673
      Photon Dynamics, Inc.*                                   537      10,901
      Watts Water Technologies, Inc. - Class A               1,038      27,870
      Woodward Governor Co.                                    348      23,487
      X-Rite, Inc.                                             627       9,135
                                                                       -------
                                                                       185,135
                                                                       -------

ENGINES & TURBINES -- 0.3%
      Briggs & Stratton Corp.                                  709      57,571
                                                                       -------

FARM MACHINERY -- 0.1%
      Lindsay Manufacturing Co.                                358       9,605
                                                                       -------

FOOD & BEVERAGE -- 1.1%
      American Italian Pasta Co.                               542      14,173
      Corn Products International, Inc.                      1,173      54,075
      Flowers Foods, Inc.                                    1,377      35,595
      Hain Celestial Group, Inc.*                            1,106      19,554
      J&J Snack Foods Corp.*                                   320      13,722
      Lance, Inc.                                              981      15,843
      Ralcorp Holdings, Inc.*                                  906      32,707
      Sanderson Farms, Inc.                                    617      20,639
                                                                       -------
                                                                       206,308
                                                                       -------

FOOTWEAR -- 0.3%
      K-Swiss, Inc. - Class A                                1,080      20,790
      Wolverine World Wide, Inc.                             1,227      30,920
                                                                       -------
                                                                        51,710
                                                                       -------

FURNITURE -- 0.4%
      Bassett Furniture Industries, Inc.                       363       6,853
      Ethan Allen Interiors, Inc.                            1,166      40,519
      La-Z-Boy Chair Co.                                     1,610      24,440
                                                                       -------
                                                                        71,812
                                                                       -------

GENERAL CONSTRUCTION - SINGLE HOMES -- 1.5%
      M.D.C. Holdings, Inc.                                  1,048      76,609
      Meritage Corp.*                                          407      31,990
      NVR, Inc.*                                               209     115,160
      Skyline Corp.                                            244       9,772
      Standard Pacific Corp.                                 1,068      60,203
                                                                       -------
                                                                       293,734
                                                                       -------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

HOUSEHOLD APPLIANCES -- 0.0%
      Applica, Inc.*                                           886       3,579
                                                                       -------

HOUSEWARES -- 0.0%
      Libbey, Inc.                                             468       8,752
                                                                       -------

INDUSTRIAL MACHINERY -- 0.1%
      Applied Industrial Technologies, Inc.                    588      21,015
                                                                       -------

LUMBER & WOOD PRODUCTS -- 0.1%
      Deltic Timber Corp.                                      427      16,990
                                                                       -------

MACHINE TOOLS -- 0.0%
      Milacron, Inc.                                         1,881       5,869
                                                                       -------

MACHINERY & HEAVY EQUIPMENT -- 0.2%
      Astec Industries, Inc.*                                  575      10,994
      JLG Industries, Inc.                                   1,513      25,418
                                                                       -------
                                                                        36,412
                                                                       -------

MANUFACTURED HOMES -- 0.1%
      Champion Enterprises, Inc.*                            2,373      24,418
                                                                       -------

MEDICAL & DENTAL SUPPLIES -- 1.0%
      Advanced Medical Optics, Inc*                          1,121      44,358
      Medicis Pharmaceutical Corp. - Class A                 1,795      70,077
      Merit Medical Systems, Inc.*                             900      13,599
      Sola International, Inc.*                                962      18,326
      Sybron Dental Specialties, Inc.*                       1,290      38,300
                                                                       -------
                                                                       184,660
                                                                       -------

MEDICAL PRODUCTS -- 3.1%
      American Medical Systems Holdings, Inc.*               1,037      37,612
      Biolase Technology Corp*                                 727       5,932
      Bradley Pharmamaceutical, Inc.*                          400       8,140
      Cyberonics, Inc.*                                        716      14,649
      DJ Orthopedics, Inc.*                                    700      12,355

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

      Haemonetics Corp.*                                       771      25,320
      Hologic, Inc.*                                           604      11,639
      ICU Medical, Inc.*                                       501      13,046
      Immucor, Inc.*                                           963      23,834
      Integra LifeSciences Holdings*                           957      30,729
      Invacare Corp.                                         1,029      47,334
      Kensey Nash Corp.*                                       400      10,476
      Mentor Corp.                                           1,358      45,737
      Mueller Industries, Inc.                               1,155      49,607
      Osteotech, Inc.*                                         363       1,430
      PolyMedica Corp.                                         844      25,995
      Possis Medical, Inc.*                                    548       8,582
      ResMed, Inc.*                                          1,065      50,705
      Respironics, Inc.*                                     1,100      58,784
      The Cooper Companies, Inc.                             1,049      71,909
      Theragenics Corp.*                                       937       3,420
      Viasys Healthcare, Inc.*                               1,040      17,399
      Vital Signs, Inc.*                                       374      11,961
                                                                       -------
                                                                       586,595
                                                                       -------

METAL FABRICATION -- 0.7%
      Commercial Metals Co.                                    931      36,979
      Intermet Corp.                                           822         214
      Kaydon Corp.                                             923      26,555
      The Timken Co.                                         2,872      70,709
      Wolverine Tube, Inc.*                                    529       6,110
                                                                       -------
                                                                       140,567
                                                                       -------

METAL PRODUCTS -- 1.2%
      Brush Engineered Materials, Inc.*                        537      11,121
      Carpenter Technology Corp.                               734      35,041
      Castle (A.M.) & Co.*                                     540       5,481
      Commonwealth Industries, Inc.*                           602       5,623
      Material Sciences Corp.*                                 489       6,597
      Quanex Corp.                                             506      25,948
      Reliance Steel & Aluminum Co.                          1,015      40,296
      RTI International Metals, Inc.*                          606      11,738
      Ryerson Tull, Inc.                                       764      13,118
      Steel Dynamics, Inc.                                   1,551      59,900
      Steel Technologies, Inc.                                 468      11,989
                                                                       -------
                                                                       226,852
                                                                       -------

MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.1%
      Regal-Beloit Corp.                                       732      17,707
                                                                       -------

MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.9%
      Cognex Corp.                                           1,421      37,230
      Gardner Denver, Inc.*                                    584      16,101
      IDEX Corp.                                             1,576      53,521
      Robbins & Myers, Inc.                                    470      10,340
      Stewart & Stevenson Services, Inc.                       859      15,179
      The Manitowoc Co., Inc.                                  868      30,779

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

      Thomas Industries, Inc.                                  526      16,516
                                                                       -------
                                                                       179,666
                                                                       -------

MISC. MANUFACTURING INDUSTRIES -- 2.3%
      Advanced Energy Industries*                              963       8,946
      Albany International Corp.                             1,029      30,674
      Brady Corp. - Class A                                    741      36,139
      C & D Technologies, Inc.                                 861      16,376
      Checkpoint System, Inc.*                               1,144      17,812
      CUNO, Inc.*                                              549      31,705
      DSP Group, Inc.*                                         939      19,766
      Fedders Corp.                                          1,250       5,113
      Gerber Scientific, Inc.*                                 540       3,559
      IMCO Recycling, Inc.*                                    383       4,366
      Meade Instruments Corp.*                                 495       1,539
      Myers Industries, Inc.                                 1,105      12,100
      Oshkosh Truck Corp.                                    1,133      64,649
      Paxar Corp.*                                           1,250      28,350
      Sturm, Ruger & Co., Inc.                                 933       8,406
      The Toro Co.                                             765      52,250
      Valmont Industries, Inc.                                 766      15,986
      Vicor Corp.*                                           1,411      14,265
      Wabash National Corp.*                                 1,037      28,486
      Wilson Greatbatch Technologies, Inc.*                    716      12,809
      WMS Industries, Inc.*                                    930      23,892
                                                                       -------
                                                                       437,188
                                                                       -------

PAPER PRODUCTS -- 0.5%
      Buckeye Technologies, Inc.*                            1,338      14,919
      Caraustar Industries, Inc.*                            1,022      17,139
      Pope & Talbot, Inc.                                      488       8,589
      Rock Tenn Co. - Class A                                1,183      18,620
      Schweitzer-Mauduit International, Inc.                   475      15,390
      Wausau-Mosinee Paper Corp.                             1,593      26,523
                                                                       -------
                                                                       101,180
                                                                       -------

PHARMACEUTICAL PREPARATIONS -- 0.8%
      Alpharma, Inc. - Class A                               1,728      31,605
      MGI Pharma, Inc.*                                      2,266      60,480
      Noven Pharmaceuticals, Inc.*                             809      16,860
      Priority Healthcare Corp. - Class B*                   1,344      27,082
      Regeneron Pharmaceuticals, Inc.*                       1,956      16,978
      Savient Pharmaceuticals, Inc.*                         2,711       6,235
                                                                       -------
                                                                       159,240
                                                                       -------

PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.1%
      Analogic Corp.                                           430      17,927
      Arthrocare Corp.*                                        669      19,595
      Biosite Diagnostics, Inc.*                               530      25,949
      Conmed Corp.*                                            983      25,853
      Datascope Corp.                                          510      19,023
      Diagnostic Products Corp.                                956      39,072
      SurModics, Inc.*                                         512      12,160

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

      Techne Corp.*                                          1,322      50,474
                                                                       -------
                                                                       210,053
                                                                       -------

RECREATIONAL VEHICLES -- 0.8%
      Arctic Cat, Inc.                                         700      18,165
      Coachmen Industries, Inc.                                586       9,247
      Fleetwood Enterprises, Inc.*                           1,630      24,743
      Monaco Coach Corp.                                       951      20,589
      Polaris Industries, Inc.                               1,381      77,088
                                                                       -------
                                                                       149,832
                                                                       -------

SEMICONDUCTORS -- 1.8%
      Actel Corp.*                                             917      13,938
      Alliance Semiconductor Corp.*                            927       3,207
      ATMI, Inc.*                                              950      19,456
      Axcelis Technologies, Inc.*                            3,079      25,494
      Brooks Automation, Inc.*                               1,443      20,418
      DuPont Photomasks, Inc.*                                 532       9,065
      ESS Technology, Inc.*                                  1,426       9,768
      Exar Corp.*                                            1,381      19,555
      Helix Technology Corp.                                   940      12,779
      Intermagnetics General Corp.*                            763      17,663
      Kulicke & Soffa Industries, Inc.*                      1,719       9,712
      Microsemi Corp.*                                       1,934      27,269
      Pericom Semiconductor Corp.*                             915       8,839
      Power Integrations, Inc.*                                984      20,103
      Rudolph Technologies, Inc.*                              593       9,927
      Skyworks Solutions, Inc.*                              4,653      44,204
      Standard Microsystems Corp.*                             604      10,576
      Supertex, Inc.*                                          380       7,383
      Ultratech, Inc.*                                         814      12,755
      Varian Semiconductor Equipment Associates, Inc.*       1,133      35,010
                                                                       -------
                                                                       337,121
                                                                       -------

TELECOMMUNICATIONS EQUIPMENT -- 0.8%
      Applied Signal Technology, Inc.                          400      12,796
      Audiovox Corp. - Class A*                                788      13,270
      Brooktrout, Inc.*                                        421       3,814
      C-COR.net Corp.*                                       1,371      11,585
      Captaris, Inc.*                                        1,039       4,426
      Commonwealth Telephone Enterprises, Inc.*                669      29,135
      Harmonic, Inc.*                                        2,362      15,707
      Network Equipment Technologies, Inc.*                    902       5,962
      Symmetricom, Inc.*                                     1,418      13,414
      Synaptics, Inc.*                                         700      14,112
      Tollgrade Communications, Inc.*                          541       4,755
      Viasat, Inc.*                                            790      15,879
                                                                       -------
                                                                       144,855
                                                                       -------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

  TOBACCO -- 0.0%
        Dimon, Inc.                                          1,587       9,347
                                                                     ---------
  TOTAL MANUFACTURING                                                5,626,258
                                                                     ---------

MINING -- 0.3%
        Century Aluminum Co.*                                  923      25,595
        Cleveland-Cliffs, Inc.*                                342      27,657
                                                                     ---------
  TOTAL MINING                                                          53,252
                                                                     ---------

OIL & GAS -- 3.7%
  CRUDE PETROLEUM & NATURAL GAS -- 0.6%
        Cabot Oil & Gas Corp.                                1,032      46,337
        Frontier Oil Corp.                                     800      18,888
        Southwestern Energy Co.*                             1,122      47,113
                                                                     ---------
                                                                       112,338
                                                                     ---------

  DRILLING OIL & GAS WELLS -- 0.1%
        Atwood Oceanics, Inc.*                                 429      20,395
                                                                     ---------

  OIL & GAS EXPLORATION -- 2.2%
        Cimarex Energy Co.*                                  1,293      45,177
        Energen Corp.                                        1,168      60,209
        Patina Oil & Gas Corp.*                              2,229      65,911
        Remington Oil & Gas Corp.*                             915      24,019
        Spinnaker Exploration Co.*                           1,055      36,967
        St. Mary Land & Exploration Co.                        919      36,585
        Stone Energy Corp.*                                    883      38,640
        Swift Energy Co.*                                      854      20,462
        Unit Corp.*                                          1,432      50,235
        Vintage Petroleum, Inc.                              2,016      40,461
                                                                     ---------
                                                                       418,666
                                                                     ---------

  OIL FIELD MACHINERY & EQUIPMENT -- 0.8%
        CARBO Ceramics, Inc.*                                  511      36,864
        Dril-Quip, Inc*                                        552      12,310
        Hydril Co.*                                            702      30,151
        Lone Star Technologies, Inc.*                          887      33,529
        Maverick Tube Corp.*                                 1,418      43,689
                                                                     ---------
                                                                       156,543
                                                                     ---------
  TOTAL OIL & GAS                                                      707,942
                                                                     ---------

REAL ESTATE INVESTMENT TRUSTS -- 2.1%
        Capital Automotive                                   1,202      37,587

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

        Colonial Properties Trust                              872      35,072
        Commercial Net Lease Realty                          1,595      29,061
        CRT Properties, Inc.                                   800      17,160
        Entertainment Properties Trust                         759      28,690
        Essex Property Trust, Inc.                             736      52,882
        Gables Residential Trust                               908      31,008
        Glenborough Realty Trust, Inc.                       1,112      23,096
        Kilroy Realty Corp.                                    879      33,428
        Lexington Corporate Properties Trust                 1,530      33,216
        Shurgard Storage Centers, Inc. - Class A             1,449      56,222
        Sovran Self Storage, Inc.*                             513      20,099
                                                                       -------
  TOTAL REAL ESTATE INVESTMENT TRUSTS                                  397,521
                                                                       -------

SERVICES -- 10.9%
  ADVERTISING -- 0.2%
        ADVO, Inc.                                             940      29,084
                                                                       -------

  BUSINESS SERVICES -- 2.4%
        Administaff, Inc.*                                     951      11,127
        Advanced Marketing Services, Inc.                      520       5,611
        Bell Microproducts, Inc.*                              969       7,519
        CDI Corp.                                              597      12,239
        EMCOR Group, Inc.*                                     474      17,832
        FileNet Corp.*                                       1,253      21,877
        G & K Services, Inc. - Class A                         641      25,473
        Harland (John H.) Co.                                  950      29,783
        Heidrick & Struggles International, Inc.*              627      18,070
        Input/Output, Inc.*                                  2,388      24,620
        Inter-Tel, Inc.                                        896      19,372
        Labor Ready, Inc.*                                   1,357      19,025
        MAXIMUS, Inc.*                                         699      20,138
        MemberWorks, Inc.*                                     302       7,924
        NCO Group, Inc.*                                       971      26,168
        On Assignment, Inc.*                                   622       2,762
        Pegasus Solutions, Inc.*                               837       9,977
        PRG-Schultz International, Inc.*                     2,218      12,731
        QRS Corp.*                                             711       4,920
        Rewards Network, Inc.*                                 918       6,123
        Spherion Corp.*                                      2,004      15,671
        Tetra Tech, Inc.*                                    1,820      23,059
        United Stationers, Inc.*                             1,061      46,047
        URS Corp.*                                           1,423      37,966
        Watson Wyatt & Company Holdings                      1,036      27,247
                                                                       -------
                                                                       453,281
                                                                       -------

  CASINO SERVICES -- 0.1%
        Shuffle Master Inc.*                                   747      27,983
                                                                       -------

  COMMERCIAL SERVICES -- 2.1%
        ABM Industries, Inc.                                 1,651      33,268
        Arbitron, Inc.*                                      1,035      37,891

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

      Central Parking Corp.                                  1,109      14,661
      Chemed Corp.                                             367      20,457
      Consolidated Graphics, Inc.*                             411      17,221
      eFUNDS Corp.*                                          1,475      27,420
      Global Payments, Inc.                                  1,192      63,832
      Insituform Technologies, Inc.*                           864      16,131
      Insurance Auto Auctions, Inc.*                           337       5,780
      Interface, Inc. - Class A*                             1,849      14,829
      Mobile Mini, Inc.*                                       420      10,416
      Offshore Logistics, Inc.*                                692      23,819
      PARAXEL International Corp.*                             782      15,327
      Pre-Paid Legal Services, Inc.*                           530      13,610
      Shaw Group, Inc.*                                      2,194      26,328
      SOURCECORP, Inc.*                                        477      10,561
      StarTek, Inc.                                            515      16,150
      Viad Corp.                                               600      14,238
      Volt Information Sciences, Inc.*                         502      14,443
                                                                       -------
                                                                       396,382
                                                                       -------

INTERNET SERVICES -- 1.0%
      Coinstar, Inc.*                                          628      14,632
      CPI Corp.                                                281       3,723
      Digital Insight Corp.*                                 1,200      16,356
      Findwhat.com*                                          1,000      18,730
      Internet Security Systems, Inc.*                       1,676      28,492
      Mantech International Corp. - Class A*                   971      18,177
      PC-Tel, Inc.*                                            683       5,642
      Verity, Inc.*                                          1,089      14,026
      WebEx Communications, Inc.*                            1,357      29,610
      Websense, Inc.*                                          763      31,794
      Zix Corp.                                              1,058       4,846
                                                                       -------
                                                                       186,028
                                                                       -------

MEDICAL & HEALTH SERVICES -- 3.2%
      Accredo Health, Inc.*                                  1,527      35,991
      American Healthways, Inc.*                             1,067      31,060
      AMERIGROUP, Corp.*                                       821      46,181
      AmSurg Corp.*                                            932      19,729
      Angelica Corp.*                                          243       6,046
      Centene Corp*                                            668      28,443
      Cerner Corp.*                                          1,126      48,711
      Cross Country Healthcare, Inc.*                        1,065      16,508
      Curative Health Services, Inc.*                          535       3,675
      Dendrite International, Inc.*                          1,263      20,360
      Hooper Holmes, Inc.                                    2,409      10,792
      IDEXX Laboratories, Inc.*                              1,116      56,626
      Labone, Inc.*                                            600      17,538
      NDCHealth Corp.                                        1,160      18,618
      Oca, Inc.*                                             1,728       8,191
      Odyssey Healthcare, Inc.*                              1,252      22,223
      Pediatrix Medical Group, Inc.*                           804      44,099
      Pharmaceutical Product Development, Inc.               1,807      65,052
      Province Healthcare Co.*                               1,589      33,242
      RehabCare Group, Inc.*                                   487      11,216
      Sierra Health Services, Inc.*                            863      41,364

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

        Sunrise Senior Living, Inc.*                           660      23,179
        United Surgical Partners International, Inc.*          915      31,430
                                                                     ---------
                                                                       640,274
                                                                     ---------

  OIL & GAS FIELD SERVICES -- 0.9%
        Cal Dive International, Inc.*                        1,291      45,985
        Oceaneering International, Inc.*                       769      28,330
        SEACOR holdings, Inc.*                                 567      26,507
        TETRA Technologies, Inc.*                              752      23,350
        Veritas DGC, Inc.*                                   1,129      25,719
        W-H Energy Services, Inc.*                             825      17,119
                                                                     ---------
                                                                       167,010
                                                                     ---------

  PRINTING & PUBLISHING -- 0.2%
        Bowne & Co., Inc.                                    1,158      15,042
        Information Holdings, Inc.*                            708      19,279
        Thomas Nelson, Inc.                                    498       9,736
                                                                     ---------
                                                                        44,057
                                                                     ---------

  SANITARY SERVICES -- 0.4%
        Ionics, Inc.*                                          754      20,358
        Waste Connections, Inc.*                             1,564      49,548
                                                                     ---------
                                                                        69,906
                                                                     ---------

  TELECOMMUNICATIONS SERVICES -- 0.0%
        Intrado Inc.*                                          609       6,157
                                                                     ---------

  TRANSPORTATION -- 0.4%
        Arkansas Best Corp.                                    815      29,845
        EGL, Inc.*                                           1,409      42,636
                                                                     ---------
                                                                        72,481
                                                                     ---------
  TOTAL SERVICES                                                     2,092,643
                                                                     ---------

TRANSPORTATION -- 2.0%
  AIR TRANSPORTATION -- 0.2%
        Flyi, Inc.*                                          1,634       6,389
        Frontier Airlines, Inc.*                             1,016       7,803
        Mesa Air Group, Inc.*                                  945       4,820
        SkyWest, Inc.                                        1,797      27,045
                                                                     ---------
                                                                        46,057
                                                                     ---------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

  MARINE -- 0.2%
        Kirby Corp.*                                           811      32,562
                                                                       -------

  RAILROADS -- 0.2%
        Kansas City Southern Industries, Inc.*               2,027      30,750
                                                                       -------

  TRUCKING -- 1.4%
        Forward Air Corp.*                                     663      26,533
        Heartland Express, Inc.                              2,343      43,228
        Knight Transportation, Inc.*                         1,827      39,134
        Landstar System, Inc.*                                 932      54,690
        USF Corp.                                              857      30,758
        Yellow Roadway Corp.*                                1,515      71,037
                                                                       -------
                                                                       265,380
                                                                       -------
  TOTAL TRANSPORTATION                                                 374,749
                                                                       -------

WHOLESALE & RETAIL TRADE -- 8.1%
  MISCELLANEOUS RETAIL STORES -- 0.4%
        Cost Plus, Inc.*                                       670      23,705
        TBC Corp.*                                             725      16,197
        Tractor Supply Co.*                                  1,197      37,634
                                                                       -------
                                                                        77,536
                                                                       -------

  RETAIL - MAIL ORDER -- 0.2%
        J. Jill Group, Inc.*                                   640      12,704
        Select Comfort Corp.*                                1,218      22,168
                                                                       -------
                                                                        34,872
                                                                       -------

  RETAIL APPAREL & ACCESSORY STORES -- 1.4%
        Brown Shoe Co., Inc.                                   551      13,808
        Burlington Coat Factory Warehouse Corp.              1,452      30,826
        Christopher & Banks Corp.                            1,285      20,573
        Dress Barn, Inc.*                                      900      15,705
        Genesco, Inc.*                                         646      15,213
        Goody's Family Clothing, Inc.                        1,241      10,449
        Hot Topic, Inc.*                                     1,446      24,640
        Shopko Stores, Inc.*                                 1,011      17,602
        Stein Mart, Inc.*                                    1,348      20,517
        The Cato Corp. - Class A                               607      13,506
        The Children's Place Retail Stores, Inc.*              909      21,734
        The Men's Wearhouse, Inc.*                           1,117      32,449
        The Stride Rite Corp.                                1,154      11,829
        Too, Inc.*                                           1,146      20,708
                                                                       -------
                                                                       269,559
                                                                       -------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

RETAIL DRUG STORES -- 0.1%
    Long's Drug Stores Corp.                                                                    1,151           27,854
                                                                                                               -------

RETAIL EATING & DRINKING PLACES -- 2.0%
    CEC Entertainment, Inc.*                                                                    1,201           44,137
    IHOP Corp.                                                                                    656           25,066
    Jack in the Box, Inc.*                                                                      1,221           38,742
    Landry's Restaurants, Inc.                                                                    935           25,516
    Lone Star Steakhouse & Saloon, Inc.                                                           643           16,609
    O' Charleys, Inc.*                                                                            668           10,888
    P.F. Chang's China Bistro, Inc.*                                                              823           39,907
    Panera Bread Co. - Class A*                                                                   936           35,137
    Papa John's International, Inc.*                                                              607           18,623
    RARE Hospitality International, Inc.*                                                       1,122           29,901
    Ryan's Restaurant Group, Inc.*                                                              1,286           19,084
    Sonic Corp.*                                                                                1,861           47,696
    The Steak 'n Shake Co.*                                                                       974           16,636
    Triarc Companies, Inc. - Class B                                                            2,143           24,580
                                                                                                               -------
                                                                                                               392,522

                                                                                                               -------

RETAIL FURNITURE STORES -- 0.1%
    Haverty Furniture Cos., Inc.                                                                  790           13,857
                                                                                                               -------

RETAIL GROCERY STORES -- 0.0%
    Great Atlantic & Pacific Tea Co., Inc.*                                                     1,183            7,216
                                                                                                               -------

RETAIL MERCHANDISING -- 0.6%
    Department 56, Inc.*                                                                          456            7,433
    Fred's, Inc.                                                                                1,204           21,624
    Group 1 Automotive, Inc.*                                                                     686           18,714
    Hibbett Sporting Goods, Inc.*                                                                 710           14,548
    JAKKS Pacific, Inc.*                                                                          824           18,952
    The Pep Boys - Manny, Moe & Jack                                                            1,879           26,306
                                                                                                               -------
                                                                                                               107,577

                                                                                                               -------

SPECIALTY RETAIL STORES -- 1.7%
    Aaron Rents, Inc.                                                                           1,614           35,121
    Casey's General Stores, Inc.                                                                1,636           30,413
    Cash America IInternational, Inc.                                                             927           22,674
    Electronics Boutique Holdings*                                                                819           27,928
    Guitar Center, Inc.*                                                                          756           32,735
    Hancock Fabrics, Inc.                                                                         558            6,685
    Jo-Ann Stores, Inc.*                                                                          775           21,731
    Linens 'N Things, Inc.*                                                                     1,404           32,531
    Movie Gallery, Inc.                                                                         1,031           18,073
    School Specialty, Inc.*                                                                       651           25,656
    Standard Register Co.                                                                       1,040           10,920
    The Nautilus Group, Inc.                                                                      991           22,387
    Ultimate Electronics, Inc.*                                                                   408            1,240

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

         Zale Corp.*                                                                                 1,628                 45,747
                                                                                                                 ----------------
                                                                                                                          333,841

                                                                                                                 ----------------

     WHOLESALE - GROCERIES & RELATED PRODUCTS -- 0.2%
         United Natural Foods, Inc.*                                                                 1,212                 32,239
                                                                                                                 ----------------

     WHOLESALE - INDUSTRIAL SUPPLIES -- 0.4%
         Hughes Supply, Inc.                                                                         1,932                 58,094
         Lawson Products, Inc.                                                                         288                 11,799
                                                                                                                 ----------------
                                                                                                                           69,893

                                                                                                                 ----------------

     WHOLESALE - LUMBER & CONSTRUCTION MATERIAL -- 0.1%
         Building Materials Holding Corp.                                                              490                 13,485
                                                                                                                 ----------------

     WHOLESALE MISCELLANEOUS -- 0.7%
         Enesco Group, Inc.*                                                                           401                  2,747
         Nash Finch Co.                                                                                455                 14,310
         Owens & Minor, Inc.                                                                         1,217                 30,912
         Performance Food Group Co.*                                                                 1,442                 34,175
         ScanSource, Inc.*                                                                             400                 25,520
         Watsco, Inc. - Class A*                                                                       887                 26,637
                                                                                                                 ----------------
                                                                                                                          134,301

                                                                                                                 ----------------

     WHOLESALE-SPORTING & RECREATION GOODS -- 0.2%
         SCP Pool Corp.                                                                              1,767                 47,250
                                                                                                                 ----------------

     TOTAL WHOLESALE & RETAIL TRADE                                                                                     1,562,002
                                                                                                                 ----------------
     TOTAL COMMON STOCK
       (Cost $12,791,634)                                                                                              14,753,405
                                                                                                                 ----------------

EXCHANGE TRADED FUNDS -- 23.0%

         Ishares S&P Smallcap 600 Value Fund                                                        40,396       $      4,418,111
                                                                                                                 ----------------
     TOTAL EXCHANGE TRADED FUNDS
       (Cost $4,224,691)                                                                                                4,418,111
                                                                                                                 ----------------
SHORT-TERM INVESTMENTS -- 0.1%
         BlackRock Liquidity Funds TempCash Portfolio                                                5,438                  5,438
         BlackRock Liquidity Funds TempFund Portfolio                                                5,437                  5,437
                                                                                                                 ----------------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP QUANTITATIVE SERIES INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

     TOTAL SHORT-TERM INVESTMENTS
          (Cost $10,875)                                                                                                   10,875
                                                                                                                 ----------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $17,027,200)+                                                                                         $     19,182,391
                                                                                                                 ================

* Non-income producing security.

+ The cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $2,155,191. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,891,948, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $736,757.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES /
INTERNATIONAL MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                   Shares                Value
                                                                                                   -------          ----------------
COMMON STOCK -- 97.7%
   ARGENTINA -- 0.0%
         Grupo Financiero Galicia SA, ADR (Financial Services)                                      15,647          $        103,114
                                                                                                                    ----------------
     TOTAL ARGENTINA                                                                                                         103,114
                                                                                                                    ----------------

   AUSTRALIA -- 3.4%
         Amcor, Ltd. (Paperboard Containers & Boxes)                                                26,921                   140,011
         AMP, Ltd. (Insurance)                                                                     108,533                   489,776
         Ansell, Ltd. (Plastics)                                                                    30,285                   193,922
         Australian Stock Exchange, Ltd. (Financial Services)                                       11,581                   136,736
         AXA Asia Pacific Holdings, Ltd. (Insurance)                                                34,529                    99,294
         BHP Billiton, Ltd. (Metals & Mining)                                                       47,165                   490,594
         BHP Steel, Ltd. (Iron & Steel)                                                             84,624                   533,287
         Boral, Ltd. (Building & Construction Materials)                                            58,672                   292,818
         Brambles Industries, Ltd. (Diversified-Commercial Services)                                23,506                   120,548
         Coca-Cola Amatil, Ltd. (Beverages)                                                          1,186                     6,031
         Coles Myer, Ltd. (Specialty Retail Stores)                                                 73,801                   499,829
         Commonwealth Bank of Australia (Banks)                                                     19,285                   421,726
         CSR, Ltd. (Building & Construction Materials)                                              13,985                    24,819
         Deutsche Office Trust (Real Estate)                                                        87,933                    74,522
         General Property Trust (Real Estate)                                                       39,658                   106,000
         Insurance Australia Group, Ltd. (Insurance)                                                84,134                   316,900
         John Fairfax Holdings, Ltd. (Broadcasting & Publishing)                                    76,871                   206,578
         Lend Lease Corp., Ltd. (Real Estate)                                                       22,390                   185,212
         Macquarie Airports* (Transportation Services)                                              71,408                   133,966
         Macquarie Infrastructure Group (Transportation Services)                                   49,985                   135,413
         Mirvac Group*(Real Estate)                                                                 19,500                    61,443
         National Australia Bank, Ltd. (Banks)                                                         180                     3,518
         Newcrest Mining, Ltd. (Metals & Mining)                                                    57,920                   637,285
         Patrick Corp., Ltd. (Transportation-Road & Rail)                                           29,164                   119,356
         Publishing & Broadcasting, Ltd. (Broadcasting & Publishing)                                36,258                   359,809
         QBE Insurance Group, Ltd. (Insurance)                                                      77,537                   735,745
         Rinker Group, Ltd. (Building & Construction Materials)                                     10,181                    63,643
         Rio Tinto, Ltd. (Metals & Mining)                                                           3,910                   107,539
         Santos, Ltd. (Oil & Gas-Exploration & Production)                                          16,300                    86,781
         Southcorp, Ltd. (Beverages)                                                                62,012                   151,375
         Suncorp-Metway, Ltd. (Financial Services)                                                   7,685                    85,169
         Telstra Corp., Ltd. (Telecommunications)                                                  101,357                   341,393
         The News Corp., Ltd. (Broadcasting & Publishing)                                           51,226                   423,374
         Toll Holdings, Ltd. (Transportation - Road & Rail)                                          3,771                    31,604
         Wesfarmers, Ltd. (Building & Construction Materials)                                        7,111                   164,827
         Westfield Group* (Real Estate)                                                              9,190                   101,249
         Westpac Banking Corp., Ltd. (Banks)                                                        38,290                   491,747
         WMC Resources, Ltd. (Metals & Mining)                                                      16,659                    64,679
                                                                                                                    ----------------
     TOTAL AUSTRALIA                                                                                                       8,638,518
                                                                                                                    ----------------

   AUSTRIA -- 1.3%
         Bank Austria Creditanstalt (Banks)                                                         18,483                 1,310,786
         Erste Bank der oesterreichischen Sparkassen AG (Banks)                                     12,816                   533,237
         Flughafen Wien AG (Transportation Services)                                                 2,393                   145,634
         Oesterreichische Elektrizitaetswirtschafts AG (Verbund) - Class A (Electric
         Companies & Systems)                                                                        2,090                   364,423
         OMV AG (Petroleum Refining)                                                                 2,239                   515,847
         Voestalpine AG (Iron & Steel)                                                               1,500                    85,028
         Wienerberger AG (Building & Construction Materials)                                        12,048                   451,903
                                                                                                                    ----------------
     TOTAL AUSTRIA                                                                                                         3,406,858
                                                                                                                    ----------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES /
INTERNATIONAL MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                   Shares             Value
                                                                                                   -------          ---------
BELGIUM -- 1.4%

      Algemene Maatschappij Voor Nijverheidskredit NV (Almanij) (Financial
      Services)                                                                                      6,983            469,639
      Almancora SCA (Financial Services)                                                             2,636            149,782
      Belgacom* (Telecommunications)                                                                 6,796            243,429
      Compagnie Maritime Belge SA (CMB) (Transportation Services)                                    2,210            383,178
      Delhaize Group (Retail Food Stores)                                                            9,083            577,030
      Dexia (Financial Services)                                                                     4,750             88,729
      Fortis (Financial Services)                                                                   40,252            957,868
      Interbrew (Beverages)                                                                          7,072            235,748
      KBC Bancassurance Holding NV (Banks)                                                           6,717            437,149
                                                                                                                    ---------
  TOTAL BELGIUM                                                                                                     3,542,552
                                                                                                                    ---------

BRAZIL -- 0.0%
      Companhia de Concessoes Rodoviarias (CCR) (Misc. Manufacturing
      Industries)                                                                                    7,280             94,215
      Companhia Vale do Rio Doce CVRD* (Metals & Mining)                                             3,200                  0
                                                                                                                    ---------
  TOTAL BRAZIL                                                                                                         94,215
                                                                                                                    ---------

CANADA -- 0.6%
      Canadian Natural Resources, Ltd. (Oil & Gas-Exploration & Production)                         18,013            718,783
      EnCana Corp. (Oil & Gas-Exploration & Production)                                              8,085            372,771
      OPTI Canada, Inc.* (Oil & Gas-Exploration & Production)                                        3,917             58,807
      Petro-Canada (Oil & Gas-Exploration & Production)                                              3,721            193,290
      Telesystem International Wireless, Inc.* (Telecommunications)                                 21,386            202,312
                                                                                                                    ---------
  TOTAL CANADA                                                                                                      1,545,963
                                                                                                                    ---------

CZECH REPUBLIC -- 0.8%
      Cesky Telecom as (Telecommunications)                                                         16,245            215,441
      Komercni Banka as (Banks)                                                                     17,207          1,915,302
                                                                                                                    ---------
  TOTAL CZECH REPUBLIC                                                                                              2,130,743
                                                                                                                    ---------

DENMARK -- 0.8%
      A/S Dampskibsselskabet Svendborg (Transportation-Shipping)                                        20            153,215
      Danisco A/S (Food & Beverage)                                                                 16,000            843,847
      Danske Bank A/S (Financial Services)                                                          22,800            599,339
      Kobenhavns Lufthavne A/S (Transportation Services)                                             1,310            199,618
      Novo Nordisk A/S - Class B (Pharmaceutical Preparations)                                         800             43,795
      TDC A/S (Telecommunications)                                                                   5,000            176,914
                                                                                                                    ---------
  TOTAL DENMARK                                                                                                     2,016,728
                                                                                                                    ---------

FINLAND -- 1.1%
      Fortum Oyj (Oil & Gas-Exploration & Production)                                               30,033            419,638
      Kesko Oyj (Food & Household Products)                                                         13,550            296,530
      Nokia Oyj (Telecommunications)                                                                91,223          1,255,357
      Orion Oyj - Class B (Pharmaceutical Preparations)                                             17,000            232,255
      Rautaruukki Oyj (Misc. Manufacturing Industries)                                              19,500            190,120
      Sampo Oyj (Financial Services)                                                                 2,050             22,660
      TietoEnator Oyj (Computer Services)                                                            1,940             56,189
      UPM-Kymmene Oyj (Paper & Forest Products)                                                     14,800            281,791
      Wartsila Oyj - Class B (Diversified-Industrial & Consumer Products)                              500             11,799
                                                                                                                    ---------
  TOTAL FINLAND                                                                                                     2,766,339
                                                                                                                    ---------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES /
INTERNATIONAL MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                   Shares             Value
                                                                                                   -------          ----------
FRANCE -- 9.5%
      Alcatel SA - Class A (Telecommunications)                                                     26,203             306,241
      Atos Origin SA* (Computer Services)                                                            2,119             116,984
      Autoroutes du Sud de la France (ASF)* (Transportation Services)                                7,291             333,241
      BNP Paribas SA (Financial Services)                                                           31,641           2,043,510
      Bouygues SA (Misc. Manufacturing Industries)                                                  36,015           1,350,870
      Carrefour SA (Retail Food Stores)                                                              4,071             191,478
      Compagnie de Saint-Gobain (Building & Construction Materials)                                  5,068             260,151
      Credit Agricole SA (Banks)                                                                    35,974             981,170
      European Aeronautic Defence and Space Co. (EADS) (Aerospace &
      Defense)                                                                                      71,467           1,893,301
      France Telecom SA (Telecommunications)                                                        18,242             454,492
      Gecina SA (Real Estate)                                                                        1,609             135,890
      Havas SA (Advertising)                                                                        37,542             197,234
      Havas SA - Rights* (Advertising)                                                              37,542              15,853
      JC Decaux SA* (Advertising)                                                                    5,833             132,576
      L' Air Liquide SA (Misc. Manufacturing Industries)                                               784             122,982
      Lafarge SA (Building Materials & Components)                                                   1,620             141,749
      LVMH Moet Hennessy Louis Vuitton SA (Diversified-Industrial & Consumer
      Products)                                                                                      4,157             277,512
      Pernod-Ricard SA (Beverages)                                                                   1,676             222,523
      Pinault-Printemps-Redoute SA (Retail Department Stores)                                       15,336           1,408,554
      PSA Peugeot Citroen (Automobiles)                                                             15,188             935,633
      Publicis Groupe SA (Advertising)                                                               4,341             124,059
      Renault SA (Automobiles)                                                                       3,224             263,678
      Sanofi-Synthelabo SA (Pharmaceutical Preparations)                                            31,499           2,284,720
      Societe Generale (Financial Services)                                                         11,753           1,040,056
      Societe Nationale d'Etude et de Construction de Moteurs d'Avion (SNECMA)
      (Aerospace & Defense)                                                                          3,670              74,754
      Societe Television Francaise 1 (Broadcasting & Publishing)                                    17,142             486,274
      Suez SA (Water Supply & Other Sanitary Services)                                              93,802           2,010,833
      Technip SA (Misc. Manufacturing Industries)                                                    1,587             256,238
      Thales SA (Aerospace & Defense)                                                                4,135             137,636
      Total SA (Petroleum Refining)                                                                 22,990           4,682,805
      Union du Credit-Bail Immobilier (Unibail) (Real Estate)                                        1,081             130,166
      Veolia Environment (Water Supply & Other Sanitary Services)                                   12,292             353,730
      Vinci SA (Building & Construction)                                                             2,381             273,986
      Vivendi Universal SA (Commercial Services)                                                    19,557             501,100
                                                                                                                    ----------
  TOTAL FRANCE                                                                                                      24,141,979
                                                                                                                    ----------

GERMANY -- 7.9%
      Adidas-Salomon AG (Sporting & Athletic Goods)                                                  3,052             425,874
      BASF AG (Chemical & Allied Products)                                                          17,731           1,044,943
      Bayer AG (Pharmaceutical Preparations)                                                        15,735             430,336
      Bayerische Hypo-und Vereinsbank AG* (Banks)                                                   28,898             554,882
      Commerzbank AG (Banks)                                                                        15,950             296,555
      Continental AG (Tire & Rubber)                                                                 5,162             280,619
      Daxex Index Fund (Index Fund)                                                                 26,520           1,245,384
      Deutsche Bank AG (Financial Services)                                                          5,663             407,027
      Deutsche Post AG (Transportation Services)                                                    10,473             203,307
      Deutsche Telekom AG* (Telecommunications)                                                     87,968           1,632,295
      E.On AG (Electric Companies & Systems)                                                        28,838           2,127,526
      Fraport AG (Transportation Services)                                                          22,435             749,273
      Freenet.de AG* (Internet Services)                                                             2,103              37,534
      Fresenius Medical Care AG (Precision Instruments & Medical Supplies)                           9,488             726,610
      Henkel KGaA (Cosmetics and Toiletries)                                                         3,658             254,422
      Hypo Real Estate Holding AG* (Banks)                                                           8,146             279,239
      MAN AG (Misc. Industrial Machinery & Equipment)                                               11,059             378,134
      Medion AG (Diversified-Industrial & Financial Services)                                        2,817              56,330
      Merck KGaA (Pharmaceutical Preparations)                                                      26,681           1,525,670
      Metro AG (Specialty Retail Stores)                                                            22,104             986,396
      Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)                                      4,439             427,608
      Puma AG (Sporting & Athletic Goods)                                                              267              71,536
      Rhoen-Klinikum AG (Medical Services)                                                           2,667             131,669
      RWE AG (Electric & Gas Utilities)                                                             26,691           1,275,625

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES /
INTERNATIONAL MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                   Shares             Value
                                                                                                   -------          ----------
      SAP AG (Computer Services Software & Systems)                                                  1,063             165,163
      Schering AG (Pharmaceutical Preparations)                                                     25,061           1,582,751
      Siemens AG (Diversified-Industrial & Consumer Products)                                       13,454             989,395
      ThyssenKrupp AG (Misc. Industrial Machinery & Equipment)                                      55,339           1,078,394
      TUI AG (Diversified-Industrial & Financial Services)                                          24,671             462,380
      Volkswagen AG (Automobiles)                                                                   10,415             400,870
                                                                                                                    ----------
  TOTAL GERMANY                                                                                                     20,227,747
                                                                                                                    ----------

GREECE -- 0.3%
      Coca-Cola Hellenic Bottling Co. SA (Beverages)                                                 4,013              86,425
      Hellenic Telecommunications Organization SA (OTE)
      (Telecommunications)                                                                          35,103             471,732
      Intracom SA (Telecommunications)                                                              15,300              56,628
      National Bank of Greece SA (Banks)                                                             6,503             158,143
      OPAP SA (Amusement & Recreational Services)                                                      560              10,836
                                                                                                                    ----------
  TOTAL GREECE                                                                                                         783,764
                                                                                                                    ----------

HONG KONG -- 1.0%
      Bank of East Asia, Ltd. (Banks)                                                               48,600             136,488
      BOC Hong Kong (Holdings), Ltd. (Banks)                                                       133,500             243,955
      Cheung Kong (Holdings), Ltd. (Real Estate)                                                     9,000              77,038
      Clear Media Ltd.* (Commercial Services)                                                       87,000              80,886
      CLP (Holdings), Ltd. (Electric Companies & Systems)                                           34,000             194,459
      Datang International Power Generation Co., Ltd. (Electrical Machinery,
      Equipment & Supplies)                                                                        162,927             132,672
      Esprit (Holdings), Ltd. (Cosmetics & Toiletries)                                              16,500              83,790
      Giordano International, Ltd. (Retail Apparel & Accessory Stores)                             188,000             103,667
      Hongkong Electric (Holdings), Ltd. (Electric Companies & Systems)                             41,000             181,917
      Hutchinson Whampoa, Ltd. (Diversified-Industrial & Financial Services)                        31,000             242,497
      Hutchison Whampoa, Ltd. - Rights* (Diversified-Industrial & Financial
      Services)                                                                                        413                   0
      Hysan Development Co., Ltd. (Real Estate)                                                     24,000              42,318
      Johnson Electric Holdings, Ltd. (Electronic Equipment & Components)                            8,500               8,339
      Kingboard Chemical Holdings Ltd. (Chemical & Allied Products)                                  6,000              12,311
      Kingboard Chemicals Holdings Ltd. - Warrant* (Chemical & Allied
      Products)                                                                                        600                   0
      New World Development Co., Ltd. (Real Estate)                                                 16,000              15,081
      Orient Overseas International, Ltd. (Transportation Services)                                 43,000             172,043
      Sino Land Co., Ltd. (Real Estate)                                                             78,000              58,015
      SmarTone Telecommunications (Holdings), Ltd. (Telecommunications)                             70,000              75,403
      Sun Hung Kai Properties, Ltd. (Real Estate)                                                   16,000             150,807
      Swire Pacific, Ltd. (Diversified-Industrial & Financial Services)                             34,500             240,012
      Texwinca Holdings Ltd. (Textiles & Apparel)                                                  154,000             130,340
      The Wharf (Holdings), Ltd. (Real Estate)                                                      25,000              84,156
      Weiqiao Textile Co., Ltd. (Textiles & Apparel)                                                80,000             129,776
      Wumart Stores, Inc.* (Retail Food Stores)                                                     32,123              63,438
                                                                                                                    ----------
  TOTAL HONG KONG                                                                                                    2,659,408
                                                                                                                    ----------

HUNGARY -- 1.2%
      EGIS Rt. (Pharmaceutical Preparations)                                                         3,396             168,191
      Gedeon Richter Rt. (Pharmaceutical Preparations)                                               1,213             145,461
      Magyar Tavkozlesi Rt.* (Matav) (Telecommunications)                                          129,493             539,107
      OTP Bank Rt. (Banks)                                                                         100,972           2,259,223
                                                                                                                    ----------
  TOTAL HUNGARY                                                                                                      3,111,982
                                                                                                                    ----------

INDONESIA -- 0.2%

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES /
INTERNATIONAL MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                  Shares              Value
                                                                                                 ---------          ----------
      PT Bank Mandiri (Banks)                                                                    1,747,123             276,564
      PT Indofood Sukses Makmur Tbk (Food & Beverage)                                              997,500              73,506
      PT Semen Gresik (Persero) Tbk (Building & Construction Materials)                             64,671              70,602
      PT Telekomunikasi Indonesia (Telecommunications)                                             429,930             193,609
                                                                                                                    ----------
  TOTAL INDONESIA                                                                                                      614,281
                                                                                                                    ----------

IRELAND -- 1.0%
      Celtic Resources Holdings PLC* (Metals & Mining)                                               6,736              51,438
      CRH PLC (Building & Construction Materials)                                                    5,183             123,918
      Depfa Bank PLC (Banks)                                                                         4,561              62,199
      Dragon Oil PLC* (Oil & Gas-Exploration & Production)                                         163,878             127,515
      Elan Corp. PLC, ADR* (Pharamaceutical Preparations)                                              854              19,984
      Fyffes PLC (Food & Beverage)                                                                 119,073             264,722
      Greencore Group PLC (Dublin) (Food & Beverage)                                                54,020             188,532
      Irish Life & Permanent PLC (Financial Services)                                               23,322             376,558
      iShares Dow Jones Euro STOXX 50 (Index Fund)                                                  41,953           1,421,968
                                                                                                                    ----------
  TOTAL IRELAND                                                                                                      2,636,834
                                                                                                                    ----------

ITALY -- 4.0%
      Assicurazioni Generali SPA (Insurance)                                                        19,606             538,882
      Autostrada Torino-Milano SPA* (Diversified Commercial Services)                                4,697              96,839
      Banca Antonveneta SPA (Banks)                                                                  4,556              94,159
      Banca Nazionale del Lavoro (BNL)* (Banks)                                                     70,969             157,337
      Banca Popolare di Milano Scrl (BPM) (Banks)                                                   10,341              64,860
      Benetton Group SPA (Retail Apparel & Accessory Stores)                                         1,024              12,324
      Beni Stabili SPA (Real Estate)                                                               149,930             128,674
      Capitalia SPA (Banks)                                                                         44,337             162,998
      Cassa di Risparmio di Firenze SPA (Carifirenze) (Banks)                                      119,557             219,320
      Credito Emiliano SPA (Banks)                                                                  37,118             308,875
      Enel SPA (Electric Companies & Systems)                                                      120,563             985,288
      Eni SPA (Petroleum Refining)                                                                  79,258           1,775,835
      Fiat SPA (Automobiles)                                                                       126,740             912,988
      Finmeccanica SPA (Aerospace & Defense)                                                     1,011,078             713,274
      IntesaBci SPA (Banks)                                                                        272,542           1,035,805
      Italcementi SPA (Building & Construction Materials)                                            3,294              48,685
      Mediaset SPA (Broadcasting & Publishing)                                                      50,052             568,186
      Pirelli & C. SPA (Telecommunications)                                                         61,938              63,388
      Saipem SPA (Misc. Manufacturing Industries)                                                   24,218             272,214
      Sanpaolo IMI SPA (Banks)                                                                       4,004              45,204
      Societa Iniziative Autostradali e Servizi SPA (SIAS)* (Transportation
      Services)                                                                                     11,132             133,836
      Telecom Italia Media SPA* (Broadcasting & Publishing)                                      1,046,754             343,219
      Telecom Italia Mobile SPA (T.I.M.) (Telecommunications)                                       21,390             115,299
      Telecom Italia SPA (Telecommunications)                                                      125,612             387,687
      Telecom Italia SPA - RNC (Telecommunications)                                                 56,100             128,553
      Terna SPA* (Electric Companies & Systems)                                                     69,370             164,992
      UniCredito Italiano SPA (Banks)                                                              125,591             633,297
                                                                                                                    ----------
  TOTAL ITALY                                                                                                       10,112,018
                                                                                                                    ----------

JAPAN -- 18.9%
      Acom Co., Ltd. (Financial Services)                                                              500              30,940
      Aderans Co., Ltd. (Cosmetics & Toiletries)                                                     8,200             162,192
      Aeon Co., Ltd. (Retail Department Stores)                                                        500               8,048
      Aeon Co., Ltd., New Issue* (Retail Department Stores)                                            500               7,966
      Aeon Credit Service Co., Ltd. (Financial Services)                                             4,251             242,220
      Aoyama Trading Co., Ltd. (Retail Apparel & Accessory Stores)                                  30,200             685,025
      Asahi Breweries, Ltd. (Beverages)                                                             12,300             125,215
      Asahi Glass Co., Ltd. (Building & Construction Materials)                                     14,000             127,406
      Autobacs Seven Co., Ltd. (Autoparts & Equipment)                                               6,900             192,823

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES /
INTERNATIONAL MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                          Shares                    Value
                                                                                          -------                 ---------
Benesse Corp. (Educational Services)                                                          500                    13,927
Canon, Inc. (Computer & Office Equipment)                                                  12,681                   595,995
Chubu Electric Power Co., Inc. (Electric Companies & Systems)                               1,500                    31,711
Citizen Watch Co., Ltd. (Jewelry, Precious Metal)                                          82,000                   802,776
Coca-Cola West Japan Co., Ltd. (Beverages)                                                  6,500                   158,055
COMSYS Holdings Corp. (Telecommunications)                                                 69,000                   497,083
Credit Saison Co., Ltd. (Financial Services)                                               17,661                   543,218
Dai Nippon Printing Co., Ltd. (Commercial Printing)                                        41,000                   548,328
Daihatsu Motor Co., Ltd. (Automobiles)                                                      8,000                    64,020
Daiichi Pharmaceutical Co., Ltd. (Pharmaceutical Preparations)                             12,000                   206,542
Daiwa Securities Group, Inc. (Financial Services)                                          20,000                   126,662
Denso Corp. (Auto Parts & Equipment)                                                       17,648                   417,121
East Japan Railway Co., Ltd. (Transportation-Road & Rail)                                      56                   289,616
Exedy Corp. (Auto Parts & Equipment)                                                        3,600                    62,877
Fuji Photo Film Co., Ltd. (Photographic Equipment & Supplies)                              26,783                   879,685
Fuji Television Network, Inc. (Broadcasting & Publishing)                                      87                   176,818
Fujisawa Pharmaceutical Co., Ltd. (Chemical & Allied Products)                              5,100                   114,989
Fujitsu, Ltd. (Computer Equipment)                                                         93,000                   537,504
Hankyu Department Stores, Inc. (Retail Department Stores)                                  13,000                    90,940
Hino Motors, Ltd. (Automobiles)                                                            13,000                    90,587
Hitachi Capital Corp. (Financial Services)                                                  7,200                   113,342
Hitachi Chemical Co., Ltd. (Chemical & Allied Products)                                    13,600                   198,666
Hitachi, Ltd. (Electronics)                                                               336,333                 2,032,371
Hokkaido Electric Power Co. (Electric Companies & Systems)                                  2,400                    42,963
Honda Motor Co., Ltd. (Automobiles)                                                        18,484                   895,564
Ito En, Ltd. (Beverages)                                                                    2,700                   117,833
Ito-Yokado Co., Ltd. (Specialty Retail Stores)                                             13,577                   465,645
Itochu Tecno-Science Corp. (Computer Services Software & Systems)                           4,300                   179,077
Japan Tobacco, Inc. (Tobacco)                                                                  47                   393,177
Kao Corp. (Cosmetics and Toiletries)                                                       37,919                   837,751
Kikkoman Corp. (Food & Beverage)                                                           51,000                   449,313
Kinden Corp. (Commercial Services)                                                          6,000                    37,509
Koito Manufacturing Co., Ltd. (Auto Parts & Equipment)                                     31,489                   267,134
Komori Corp. (Commercial Services)                                                          9,000                   114,404
Kyocera Corp. (Electronic Equipment & Components)                                           4,100                   288,300
Kyowa Hakko Kogyo Co., Ltd. (Pharmaceutical Preparations)                                  23,000                   150,043
Kyushu Electric Power Co., Inc. (Electric Companies & Systems)                             27,600                   517,117
Leopalace21 Corp. (Real Estate)                                                            62,000                 1,144,763
Makita Corp. (Electrical Machinery, Equipment, & Supplies)                                 16,000                   225,886
Marui Co., Ltd. (Retail Department Stores)                                                  1,600                    20,106
Matsushita Electric Industrial Co., Ltd. (Appliances & Household Durables)                199,061                 2,656,795
Mitsubishi Gas Chemical Co., Ltd. (Chemical & Allied Products)                             50,000                   213,220
Mitsubishi Tokyo Financial Group, Inc. (MTFG) (Financial Services)                            202                 1,684,326
Mitsui Sumitomo Insurance Co., Ltd. (Insurance)                                            66,000                   544,336
Mitsui Trust Holdings, Inc. (Banks)                                                        21,000                   132,423
Mizuho Financial Group, Inc. (Banks)                                                          146                   548,419
Namco, Ltd. (Recreation, Other Consumer Goods)                                             40,100                   454,793
Namco, Ltd., New Issue* (Recreation, Other Consumer Goods)                                 40,100                   454,793
NEC Corp. (Electronic Equipment & Components)                                              15,000                    89,688
NGK Insulators, Ltd. (Electrical Machinery, Equipment & Supplies)                          27,000                   227,093
Nidec Corp. (Electrical Machinery, Equipment & Supplies)                                    2,000                   202,150
Nikkei 225 ETF (Index Fund)                                                                13,429                 1,330,533
Nippon Steel Corp. (Iron & Steel)                                                          11,000                    26,149
Nippon Telegraph & Telephone Corp. (Telecommunications)                                       299                 1,190,954
Nissan Motor Co., Ltd. (Automobiles)                                                       73,274                   797,793
Nissin Food Products Co., Ltd. (Food & Beverage)                                            4,900                   120,260
Nitto Denko Corp. (Chemical & Allied Products)                                              3,000                   138,003
Nomura ETF - Tokyo Price Index (TOPIX) (Index Fund)                                       183,753                 1,850,618
Nomura Holdings, Inc. (Security & Commodity Brokers, Dealers & Services)                  143,037                 1,836,387
NTT DoCoMo, Inc. (Telecommunications)                                                         178                   302,010
Okumura Corp. (Building & Construction Materials)                                          11,000                    49,902
Olympus Optical Co., Ltd. (Photographic Equipment & Supplies)                               6,000                   115,683
Orix Corp. (Financial Services)                                                             3,400                   348,591
Osaka Gas Co., Ltd. (Gas Companies & Systems)                                               6,000                    16,332
Pioneer Corp. (Electronics)                                                                 9,200                   191,988
Ricoh Co., Ltd. (Computer & Office Equipment)                                               6,000                   112,961

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES /
INTERNATIONAL MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                Shares             Value
                                                                                                -------          ----------
      Sankyo Co., Ltd. (Pharmaceutical Preparations)                                             78,500           1,659,529
      Sanyo Electric Co., Ltd. (Electronics)                                                     65,000             210,543
      Secom Co., Ltd. (Safety Protection)                                                         3,000             104,251
      Seino Transportation Co., Ltd. (Transportation Services)                                  130,000           1,161,820
      Sekisui Chemical Co., Ltd. (Chemical & Allied Products)                                    14,000              96,539
      Sekisui House, Ltd. (Building & Construction)                                              19,000             181,355
      Sharp Corp. (Electronics)                                                                  17,000             233,834
      Shin-Etsu Chemical Co., Ltd. (Chemical & Allied Products)                                   9,100             326,961
      Shiseido Co., Ltd. (Cosmetics and Toiletries)                                              42,027             516,686
      SMC Corp. (Electrical Machinery, Equipment & Supplies)                                        991              94,860
      Sompo Japan Insurance, Inc. (Insurance)                                                    16,000             135,590
      Sony Corp. (Electronics)                                                                   31,525           1,075,480
      Sumitomo Electric Industries, Ltd. (Electrical Machinery, Equipment &
      Supplies)                                                                                  56,000             496,920
      Sumitomo Mitsui Financial Group, Inc. (Banks)                                                 132             754,525
      Suzuken Co., Ltd. (Pharmaceutical Preparations)                                               900              23,354
      Takeda Chemical Industries, Ltd. (Pharmaceutical Preparations)                              8,700             394,683
      Takefuji Corp. (Financial Services)                                                         1,700             108,742
      TDK Corp. (Electronic Equipment & Components)                                               1,800             119,875
      Teijin, Ltd. (Chemical & Allied Products)                                                  16,000              57,197
      Terumo Corp. (Precision Instruments & Medical Supplies)                                     5,100             116,146
      The Bank of Yokohama, Ltd. (Banks)                                                         36,000             193,368
      The Seiyu, Ltd.* (Retail Food Stores)                                                      53,863             128,530
      The Sumitomo Trust and Banking Co., Ltd. (Financial Services)                              71,756             424,488
      Tohoku Electric Power Co., Inc. (Electric Companies & Systems)                             15,300             252,374
      Tokyo Broadcasting System, Inc. (Broadcasting & Publishing)                                40,600             633,230
      Toppan Printing Co., Ltd. (Commercial Printing)                                            80,000             784,648
      Toray Industries, Inc. (Textiles & Apparel)                                                51,000             235,993
      Toyo Seikan Kaisha, Ltd. (Glass Containers and Other Glass Products)                       55,000             849,340
      Toyota Motor Corp. (Automobiles)                                                           80,912           3,098,022
      UFJ Holdings, Inc.* (Banks)                                                                    46             201,588
      Uni-Charm Corp. (Cosmetics & Toiletries)                                                    8,655             428,765
      UNY Co., Ltd. (Retail Department Stores)                                                    6,000              61,679
      West Japan Railway Co. (Transportation-Road & Rail)                                           112             436,964
      Yamaha Corp. (Diversified-Industrial & Consumer Products)                                  15,100             229,757
      Yamaha Motor Co., Ltd. (Motorcycles, Bicycles & Parts)                                     12,000             181,826
      Yamanouchi Pharmaceutical Co., Ltd. (Pharmaceutical Preparations)                           3,525             113,859
                                                                                                                 ----------
  TOTAL JAPAN                                                                                                    48,080,774
                                                                                                                 ----------

LUXEMBOURG -- 0.1%
      Millicom International Cellular SA* (Telecommunications)                                    5,856             106,580
      SBS Broadcasting SA* (Broadcasting & Publishing)                                            2,228              74,994
                                                                                                                 ----------
  TOTAL LUXEMBOURG                                                                                                  181,574
                                                                                                                 ----------

MALAYSIA -- 0.1%
      IOI Corp. Berhad* (Diversified-Industrial & Consumer Products)                             53,400             131,392
      Kuala Lumpur Kepong Berhad* (Diversified-Industrial & Consumer
      Products)                                                                                  36,800              64,884
                                                                                                                 ----------
  TOTAL MALAYSIA                                                                                                    196,276
                                                                                                                 ----------

MEXICO -- 0.5%
      Fomento Economico Mexicano SA de CV (Beverages)                                            61,175             269,862
      Grupo Financiero Banorte SA de CV (Financial Services)                                    173,586             816,742
      Grupo Financiero Inbursa SA de CV (Financial Services)                                     48,086              82,023
                                                                                                                 ----------
  TOTAL MEXICO                                                                                                    1,168,627
                                                                                                                 ----------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES /
INTERNATIONAL MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                Shares             Value
                                                                                                -------          ---------
NETHERLANDS -- 3.2%
      ABN AMRO Holding NV (Financial Services)                                                   22,513            511,411
      Aegon NV (Insurance)                                                                       45,444            489,912
      Akzo Nobel NV (Chemical & Allied Products)                                                  6,346            224,078
      Euronext NV (Financial Services)                                                            8,223            233,980
      Heineken NV (Beverages)                                                                    13,028            392,223
      ING Groep NV (Financial Services)                                                          33,192            837,684
      Koninklijke (Royal) KPN NV (Telecommunications)                                            25,196            188,700
      Koninklijke (Royal) Philips Electronics NV (Electronics)                                   33,167            759,609
      Koninklijke Grolsch NV (Beverages)                                                            536             15,012
      Oce NV (Computer & Office Equipment)                                                       62,047            968,678
      Royal Dutch Petroleum Co. (Petroleum Refining)                                             35,685          1,837,990
      TPG NV (Transportation Services)                                                            5,324            130,067
      Unilever NV (Food & Household Products)                                                    23,956          1,378,180
      VNU NV (Broadcasting & Publishing)                                                          9,512            244,549
                                                                                                                 ---------
  TOTAL NETHERLANDS                                                                                              8,212,073
                                                                                                                 ---------

NEW ZEALAND -- 0.1%
      Contact Energy, Ltd. (Electric & Gas Utilities)                                             3,409             13,916
      Fisher & Paykel Appliances Holdings, Ltd. (Appliances & Household
      Durables)                                                                                   7,336             20,030
      Fisher & Paykel Healthcare Corp., Ltd. (Precision Instruments & Medical
      Supplies)                                                                                   1,293             13,283
      Independent Newspapers, Ltd. (Broadcasting & Publishing)                                    1,438              4,957
      NGC Holdings, Ltd. (Chemical & Allied Products)                                            96,359            201,884
      Telecom Corp. of New Zealand, Ltd. (Telecommunications)                                     3,497             13,921
      Tower, Ltd.* (Financial Services)                                                           4,452              6,379
                                                                                                                 ---------
  TOTAL NEW ZEALAND                                                                                                274,370
                                                                                                                 ---------

NORWAY -- 1.3%
      DnB Holding ASA (Financial Services)                                                       15,210            120,320
      Norsk Hydro ASA (Misc. Manufacturing Industries)                                           12,617            918,418
      Orkla ASA (Food & Beverage)                                                                12,150            335,720
      Smedvig ASA - Class A (Petroleum Refining)                                                  9,715            127,003
      Sparebanken Rogaland (Banks)                                                                5,715            280,168
      Statoil ASA (Oil & Gas-Exploration & Production)                                           56,609            811,523
      Telenor ASA (Telecommunications)                                                           83,499            635,716
      TGS Nopec Geophysical Co. ASA* (Oil & Gas-Exploration & Production)                         2,400             46,349
      Yara International ASA* (Chemical & Allied Products)                                        1,640             17,420
                                                                                                                 ---------
  TOTAL NORWAY                                                                                                   3,292,637
                                                                                                                 ---------

PHILIPPINES -- 0.1%
      Ayala Corp. (Diversified-Industrial & Financial Services)                                 524,000             60,513
      Bank of the Philippine Islands (Banks)                                                     67,800             54,809
      Globe Telecom, Inc. (Telecommunications)                                                    3,289             63,694
      Philippine Long Distance Telephone Co., ADR (Telecommunications)                            5,400            135,216
                                                                                                                 ---------
  TOTAL PHILIPPINES                                                                                                314,232
                                                                                                                 ---------

POLAND -- 1.6%
      Agora SA* (Broadcasting & Publishing)                                                      16,238            235,163
      Bank Millennium SA* (Banks)                                                                96,889             79,393
      Bank Pekao SA (Banks)                                                                      44,532          1,520,447
      Bank Przemyslowo-Handlowy PBK SA (Banks)                                                    2,659            337,420
      Bank Zachodni WBK SA (Banks)                                                               24,751            582,393
      Bre Bank SA (Banks)                                                                         4,335            131,975
      Budimex SA* (Building & Construction Materials)                                            23,513            325,134

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES /
INTERNATIONAL MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                Shares             Value
                                                                                                -------          ---------
      Inter Groclin Auto SA* (Auto Parts & Equipment)                                             2,415             88,639
      Orbis SA (Hotels, Other Lodging Places)                                                     8,011             52,880
      Sanockie Zaklady Przemyslu Gumowego Stomil SA*  (Auto Parts &
      Equipment)                                                                                  1,599             77,797
      Telekomunikacja Polska SA (Telecommunications)                                            126,354            546,450
      ZM Duda SA* (Food & Beverage)                                                               1,387             52,092
                                                                                                                 ---------
  TOTAL POLAND                                                                                                   4,029,783
                                                                                                                 ---------

PORTUGAL -- 0.5%
      Banco Comercial Portugues SA (BCP) (Financial Services)                                    80,822            175,667
      Banco Espirito Santo SA (BES) (Financial Services)                                          1,378             23,019
      Brisa Auto Estradas de Portugal SA (Transportation-Road & Rail)                            16,740            135,974
      Electricidade de Portugal SA (EDP) (Electric Companies & Systems)                         113,842            332,272
      Jeronimo Martins, SGPS, SA* (Retail Food Stores)                                           14,596            164,424
      Media Capital, SGPS, SA* (Broadcasting & Publishing)                                       40,916            220,041
      Portugal Telecom, SGPS, SA (Telecommunications)                                            21,090            232,340
                                                                                                                 ---------
  TOTAL PORTUGAL                                                                                                 1,283,737
                                                                                                                 ---------

ROMANIA -- 0.3%
      Romanian Development Bank (Banks)                                                         360,000            289,971
      SNP Petrom SA (Oil & Gas-Exploration & Production)                                      5,189,185            353,792
                                                                                                                 ---------
  TOTAL ROMANIA                                                                                                    643,763
                                                                                                                 ---------

RUSSIA -- 1.2%
      Gazprom, ADR* (Oil & Gas-Exploration & Production)                                          3,500            125,125
      LUKOIL, ADR (Oil & Gas-Exploration & Production)                                            5,900            731,600
      Moscow City Telephone, ADR (Telecommunications)                                             7,800             93,210
      North-West Telecom, ADR (Telecommunications)                                                3,400             85,170
      Sberbank RF (Banks)                                                                         3,290          1,368,639
      Sibirtelecom, ADR (Telecommunications)                                                      1,300             51,688
      Uralsvyazinform, ADR (Telecommunications)                                                  24,954            185,159
      VolgaTelecom, ADR (Telecommunications)                                                     15,900             93,333
      Wimm-Bill-Dann Foods OJSC, ADR* (Food & Beverage)                                          20,059            305,900
      Yukos, ADR (Oil & Gas-Exploration & Production)                                             4,826             77,409
                                                                                                                 ---------
  TOTAL RUSSIA                                                                                                   3,117,233
                                                                                                                 ---------

SINGAPORE -- 0.4%
      Allgreen Properties, Ltd. (Real Estate)                                                    46,000             30,328
      Capitaland, Ltd. (Real Estate)                                                             91,000             96,751
      ComfortDelGro Corp., Ltd. (Transportation Services)                                         2,000              1,556
      Creative Technology, Ltd. (Electronic Equipment & Components)                               6,250             69,048
      Datacraft Asia, Ltd.* (Telecommunications)                                                 26,000             18,590
      DBS Group Holdings, Ltd. (Financial Services)                                              24,000            228,084
      Fraser & Neave, Ltd. (Beverages)                                                            5,600             46,234
      Haw Par Corp. Ltd. (Diversified-Industrial & Consumer Products)                             3,000              8,838
      Keppel Corp., Ltd. (Diversified-Industrial & Financial Services)                           11,000             51,616
      OverSea-Chinese Banking Corp., Ltd. (Financial Services)                                   14,000            116,417
      Overseas Union Enterprises, Ltd. (Hotels, Other Lodging Places)                            13,000             56,367
      SembCorp Industries, Ltd. (Misc. Manufacturing Industries)                                 15,000             13,097
      Singapore Airlines, Ltd. (Transportation-Airlines)                                          6,000             38,845
      Singapore Telecommunications Ltd.* (Telecommunications)                                    78,930            109,703
      SMRT Corp., Ltd. (Transportation-Road & Rail)                                              46,000             19,809
      United Overseas Bank, Ltd. (Financial Services)                                            10,000             81,373
                                                                                                                 ---------
  TOTAL SINGAPORE                                                                                                  986,656
                                                                                                                 ---------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES /
INTERNATIONAL MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                Shares             Value
                                                                                                -------          ---------
SOUTH AFRICA -- 0.2%
      Nedcor, Ltd. (Banks)                                                                       14,828            136,257
      Nedcor, Ltd., ADR (Automobiles)                                                            24,400            448,433
                                                                                                                 ---------
  TOTAL SOUTH AFRICA                                                                                               584,690
                                                                                                                 ---------

SOUTH KOREA -- 0.2%
      Samsung Electronics Co., Ltd. (Electronics)                                                 1,110            441,494
                                                                                                                 ---------
  TOTAL SOUTH KOREA                                                                                                441,494
                                                                                                                 ---------

SPAIN -- 2.5%
      Altadis SA (Tobacco)                                                                        4,099            139,493
      Banco Santander Central Hispano SA (Banks)                                                 98,409            960,684
      Endesa SA (Electric Companies & Systems)                                                   28,799            548,331
      Fadesa Inmobiliaria SA* (Real Estate)                                                       3,685             53,640
      Fomento de Construcciones y Contratas SA (Building & Construction
      Materials)                                                                                  3,824            141,960
      Gestevision Telecinco SA* (Telecommunications)                                             19,086            345,143
      Grupo Empresarial Ence SA (ENCE) (Paper & Forest Products)                                  7,955            219,339
      Iberdrola SA (Electric Companies & Systems)                                                11,994            248,773
      Indra Sistemas SA (Computer Services)                                                       3,661             48,744
      Promotora de Informaciones SA (Prisa) (Broadcasting & Publishing)                          13,819            254,874
      Repsol YPF SA (Petroleum Refining)                                                        115,729          2,541,252
      Telefonica SA (Telecommunications)                                                         52,426            784,616
                                                                                                                 ---------
  TOTAL SPAIN                                                                                                    6,286,849
                                                                                                                 ---------

SWEDEN -- 2.8%
      Autoliv, Inc. (Automobiles)                                                                 8,650            345,753
      Elekta AB - Class B* (Precision Instruments & Medical Supplies)                            13,239            321,873
      Ericsson LM - Class B* (Telecommunications)                                                44,245            137,350
      Fabege AB - Class B (Real Estate)                                                           5,800             94,805
      ForeningsSparbanken AB* (Swedbank) (Banks)                                                  6,400            133,183
      Gambro AB - Class B (Precision Instruments & Medical Supplies)                             47,000            527,767
      Getinge AB - Class B (Precision Instruments & Medical Supplies)                            15,202            184,799
      Nobia AB (Misc. Manufacturing Industries)                                                   7,846            101,036
      Nordea AB (Banks)                                                                         285,000          2,329,264
      Skandia Forsakrings AB (Insurance)                                                         68,028            269,114
      Skandinaviska Enskilda Banken AB (SEB) (Financial Services)                                 8,600            132,895
      Skanska AB - Class B (Misc. Manufacturing Industries)                                     133,822          1,392,410
      Svenska Handelsbanken AB - Class A (Banks)                                                 18,621            390,058
      Volvo AB - Class A (Automobiles)                                                            3,100            105,389
      Volvo AB - Class B (Automobiles)                                                           12,200            430,675
      Wihlborgs Fastigheter AB (Real Estate)                                                     13,900            218,613
                                                                                                                 ---------
  TOTAL SWEDEN                                                                                                   7,114,984
                                                                                                                 ---------

SWITZERLAND -- 5.8%
      Adecco SA (Commercial Services)                                                             2,497            123,980
      Compagnie Financiere Richemont AG (Jewelry, Precious Metal)                                 4,311            119,280
      Credit Suisse Group (Registered)* (Financial Services)                                     56,838          1,813,882
      Kuoni Reisen Holding AG (Transportation Services)                                           1,173            433,992
      Nestle SA (Food & Household Products)                                                       7,452          1,706,793
      Novartis AG (Registered) (Pharmaceutical Preparations)                                     76,655          3,572,771
      Roche Holding AG - Genusschein (Pharmaceutical Preparations)                               21,961          2,268,735
      Serono SA - Class B (Biotechnology)                                                           188            116,079
      SGS Societe Generale de Surveillance Holding SA (Commercial Services)                         238            130,560
      Swatch Group AG (Jewelry, Precious Metal)                                                   4,866            656,620
      Swisscom AG (Telecommunications)                                                              819            283,997

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES /
INTERNATIONAL MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                              Shares               Value
                                                                                            -----------          ----------
      Syngenta AG (Chemical & Allied Products)                                                    4,195             399,780
      UBS AG (Financial Services)                                                                15,304           1,077,298
      Zurich Financial Services AG (Insurance)                                                   14,987           2,136,371
                                                                                                                 ----------
  TOTAL SWITZERLAND                                                                                              14,840,138
                                                                                                                 ----------

TURKEY -- 2.2%
      Akbank TAS (Banks)                                                                    218,593,587             987,337
      Anadolu Efes Biracilik ve Malt Sanayii AS, ADR (Beverages)                                      1                   3
      Denizbank AS* (Banks)                                                                  27,364,355              52,257
      Dogan Sirketler Grubu Holding AS (Diversified-Industrial & Financial
      Services)                                                                             187,558,131             336,371
      Dogan Yayin Holding AS* (Broadcasting & Publishing)                                     3,433,914              11,747
      Haci Omer Sabanci Holding AS (Diversified-Industrial & Financial
      Services)                                                                             200,244,814             718,248
      Koc Holding  AS (Diversified-Industrial & Consumer Products)                           99,614,698             582,271
      Migros Turk TAS (Food & Beverage)                                                      33,935,932             188,220
      Turk Dis Ticaret Bankasi AS (Disbank) (Banks)                                          53,422,358              60,324
      Turkcell Iletisim Hizmetleri AS (Telecommunications)                                   30,593,210             136,150
      Turkiye Garanti Bankasi AS* (Banks)                                                   336,854,765           1,129,935
      Turkiye Is Bankasi (Isbank) (Banks)                                                   311,461,534           1,137,854
      Vestel Elektronik Sanayi ve Ticaret AS* (Electrical Machinery, Equipment &
      Supplies)                                                                               8,087,000              31,424
      Yapi ve Kredi Bankasi AS (Banks)                                                       91,611,384             240,362
                                                                                                                 ----------
  TOTAL TURKEY                                                                                                    5,612,503
                                                                                                                 ----------

UNITED KINGDOM -- 21.0%
      Aggreko PLC (Commercial Services)                                                          99,864             257,512
      Alliance Unichem PLC (Retail Drug Stores)                                                  77,439             933,971
      Allied Domecq PLC (Beverages)                                                              14,700             124,757
      Associated British Ports Holdings PLC (Transportation-Shipping)                            41,274             329,373
      AstraZeneca PLC (Pharmaceutical Preparations)                                              27,516           1,127,787
      Aviva PLC (Insurance)                                                                     174,198           1,725,841
      BAA PLC (Transportation-Airlines)                                                          28,634             286,796
      BAE Systems PLC (Aerospace & Defense)                                                     396,929           1,614,306
      Barclays PLC (Financial Services)                                                         485,357           4,654,902
      BHP Billiton PLC (Metals & Mining)                                                        194,387           2,045,457
      Boots Group PLC (Retail Drug Stores)                                                       27,118             315,040
      BP PLC (Petroleum Refining)                                                               476,161           4,545,165
      BP PLC, ADR (Petroleum Refining)                                                           20,363           1,171,483
      Brambles Industries PLC (Diversified-Commercial Services)                                 115,438             536,331
      British Land Co., PLC (Real Estate)                                                         9,465             127,429
      British Sky Broadcasting Group PLC* (Broadcasting & Publishing)                            35,925             311,553
      BT Group PLC (Telecommunications)                                                         241,273             784,786
      Burberry Group PLC (Retail Apparel & Accessory Stores)                                     18,704             126,077
      Cable & Wireless PLC (Telecommunications)                                                 128,890             227,987
      Cadbury Schweppes PLC (Food & Beverage)                                                    75,474             580,443
      Centrica PLC (Energy Equipment & Services)                                                150,361             682,940
      Compass Group PLC* (Misc. Food Preparations & Kindred Products)                            38,115             152,082
      Diageo PLC (Food & Beverage)                                                               75,708             945,288
      Dixons Group PLC (Specialty Retail Stores)                                                260,769             805,731
      GlaxoSmithKline PLC (Pharmaceutical Preparations)                                         111,886           2,411,354
      GlaxoSmithKline PLC, ADR (Pharmaceutical Preparations)                                     20,221             884,264
      HBOS PLC (Financial Services)                                                              75,172           1,014,772
      Highland Gold Mining, Ltd. (Metals & Mining)                                               12,819              56,832
      Hilton Group PLC (Hotels, Other Lodging Places)                                            49,277             246,777
      HMV Group PLC (Specialty Retail Stores)                                                   109,326             451,552
      HSBC Holdings PLC (Financial Services)                                                     17,179             272,628
      IMI PLC (Misc. Industrial Machinery & Equipment)                                           57,123             367,989
      Imperial Tobacco Group PLC (Tobacco)                                                        9,909             215,889
      iShares IFTSE 100 (Index Fund)                                                            156,092           1,290,834
      J Sainsbury PLC (Food & Beverage)                                                          37,310             171,994

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES /
INTERNATIONAL MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                   Shares           Value
                                                                                                 ---------       -----------
         Kelda Group PLC (Water Supply & Other Sanitary Services)                                    7,356            71,281
         Land Securities PLC (Real Estate)                                                          15,367           326,182
         Lloyds TSB Group PLC (Banks)                                                              115,936           905,258
         Marks & Spencer Group PLC (Retail Department Stores)                                       45,444           282,062
         National Grid Transco PLC (Electric Companies & Systems)                                   28,446           240,001
         Pearson PLC (Broadcasting & Publishing)                                                    22,808           243,920
         Peter Hambro Mining PLC* (Metals & Mining)                                                 20,985           172,780
         Rank Group PLC (Amusement & Recreational Services)                                         33,405           168,953
         Reckitt Benckiser PLC (Food & Household Products)                                          10,404           254,913
         Reed Elsevier PLC (Broadcasting & Publishing)                                              27,183           238,568
         Reuters Group PLC (Broadcasting & Publishing)                                             166,102           936,281
         Rolls-Royce Group PLC (Aerospace & Defense)                                                20,291            92,988
         Royal & Sun Alliance Insurance Group PLC (Insurance)                                       84,630           109,497
         Royal Bank of Scotland Group PLC (Banks)                                                   64,470         1,861,940
         SABMiller PLC (Beverages)                                                                 167,895         2,216,340
         Scottish & Newcastle PLC (Beverages)                                                       14,106            96,359
         Scottish & Southern Energy PLC (Electric Companies & Systems)                              10,080           142,093
         Scottish Power PLC (Electric Companies & Systems)                                          38,445           293,927
         Shell Transport & Trading Co. PLC (Petroleum Refining)                                    119,957           880,217
         Shell Transport & Trading Co. PLC, ADR (Petroleum Refining)                                72,161         3,211,886
         Smith & Nephew PLC (Precision Instruments & Medical Supplies)                              28,887           265,546
         Tate & Lyle PLC (Food & Beverage)                                                         142,744           997,054
         Tesco PLC (Retail Food Stores)                                                            236,563         1,221,085
         The Peninsular and Oriental Steam Navigation Co.
         (Transportation-Shipping)                                                                  86,426           411,314
         United Utilities PLC (Water Supply & Other Sanitary Services)                               1,657            16,656
         Vodafone Group PLC (Telecommunications)                                                 1,118,614         2,677,006
         Vodafone Group PLC, ADR (Telecommunications)                                               52,247         1,259,675
         William Hill PLC (Amusement & Recreational Services)                                      178,733         1,725,490
         WPP Group PLC (Advertising)                                                                27,340           254,541
                                                                                                                 -----------
     TOTAL UNITED KINGDOM                                                                                         53,371,735
                                                                                                                 -----------

   UNITED STATES -- 0.1%
         iShares MSCI EAFE Index Fund (Index Fund)                                                   1,800           254,520
                                                                                                                 -----------
     TOTAL UNITED STATES                                                                                             254,520
                                                                                                                 -----------

   VENEZUELA -- 0.1%
         Compania Anonima Nacional Telefonos de Venezuela, ADR
         (Telecommunications)                                                                       15,438           347,818
                                                                                                                 -----------
     TOTAL VENEZUELA                                                                                                 347,818
                                                                                                                 -----------
     TOTAL COMMON STOCK
       (Cost $230,376,419)                                                                                       249,169,509
                                                                                                                 -----------
PREFERRED STOCK -- 0.3%
   AUSTRALIA -- 0.1%
         The News Corp., Ltd. (Broadcasting & Publishing)                                           17,318           136,482
                                                                                                                 -----------
     TOTAL AUSTRALIA                                                                                                 136,482
                                                                                                                 -----------

   GERMANY -- 0.2%
         Fresenius Medical Care AG (Precision Instruments & Medical Supplies)                          285            15,522
         Henkel KGaA (Cosmetics and Toiletries)                                                      2,131           156,606
         ProSiebenSat.1 Media AG (Broadcasting & Publishing)                                        33,239           612,639
                                                                                                                 -----------
     TOTAL GERMANY                                                                                                   784,767
                                                                                                                 -----------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES /
INTERNATIONAL MULTI-MANAGER SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                Shares              Value
                                                                                                -------          ------------
TOTAL PREFERRED STOCK
   (Cost $851,799)                                                                                                    921,249
                                                                                                                 ------------

                                                                                                  Par
                                                                                             -------------
FOREIGN BONDS -- 0.8%
   HUNGARY -- 0.6%
         Hungary Government Bond, 6.25%, 06/12/08                                            $ 121,550,000       $    544,942
         Hungary Government Bond, 7.00%, 06/24/09                               A1, N/A         56,230,000            257,556
         Hungary Government Bond, 6.75%, 02/12/13                               A1, N/A         67,200,000            298,483
         Hungary Government Bond, 5.50%, 02/12/14                               A1, N/A        142,300,000            578,602
                                                                                                                 ------------
     TOTAL HUNGARY                                                                                                  1,679,583
                                                                                                                 ------------

   VENEZUELA -- 0.2%
         Republic of Venezuela, 9.25%, 09/15/27                                                    394,000            388,287
                                                                                                                 ------------
     TOTAL VENEZUELA                                                                                                  388,287
                                                                                                                 ------------
     TOTAL FOREIGN BONDS
       (Cost $1,933,397)                                                                                            2,067,870
                                                                                                                 ------------
SHORT-TERM INVESTMENTS -- 1.2%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                     1,599,791          1,599,791
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                     1,599,790          1,599,790
                                                                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
       (Cost $3,199,581)                                                                                            3,199,581
                                                                                                                 ------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $236,361,196)                                                                                         $255,358,209
                                                                                                                 ============

ADR - American Depository Receipt

GDR - Global Depository Receipt

* Non-income producing security.

+ The cost for Federal income tax purposes was $236,361,196. At September
  30, 2004, net unrealized appreciation was $18,997,013. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $25,943,704, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $7,370,332.

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / REAL ESTATE SERIES INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Investments)

                                                                                                    Shares               Value
                                                                                                    ------          ----------------
COMMON STOCK -- 8.6%
   HOTELS & MOTELS -- 3.8%
         Boca Resorts, Inc. - Class A*                                                              27,800          $        516,246
         Hilton Hotels Corp.                                                                        21,000                   395,640
         La Quinta Corp.*                                                                           69,700                   543,660
         Starwood Hotels & Resorts Worldwide, Inc.                                                   4,000                   185,680
                                                                                                                    ----------------
     TOTAL HOTELS & MOTELS                                                                                                 1,641,226
                                                                                                                    ----------------

   REAL ESTATE -- 3.1%
         Brookfield Properties Corp.                                                                10,500                   338,730
         Tarragon Corp.                                                                             35,725                   464,782
         Trammell Crow Co.                                                                          34,800                   547,056
                                                                                                                    ----------------
     TOTAL REAL ESTATE                                                                                                     1,350,568
                                                                                                                    ----------------

   SERVICES -- 0.3%
     COMMERCIAL SERVICES -- 0.3%
         Central Parking Corp.                                                                       9,900                   130,878
                                                                                                                    ----------------
     TOTAL SERVICES                                                                                                          130,878
                                                                                                                    ----------------

   SHOPPING CENTERS -- 1.4%
         Tanger Factory Outlet Centers, Inc.                                                        13,700                   613,486
                                                                                                                    ----------------
     TOTAL SHOPPING CENTERS                                                                                                  613,486
                                                                                                                    ----------------
     TOTAL COMMON STOCK
       (Cost $3,261,651)                                                                                                   3,736,158
                                                                                                                    ----------------
REAL ESTATE INVESTMENT TRUSTS -- 65.3%
   APARTMENTS -- 5.8%
         Apartment Investment & Management Co. - Class A                                             7,500                   260,850
         Avalonbay Communities, Inc.                                                                15,000                   903,300
         Camden Property Trust                                                                       6,500                   300,300
         Equity Residential                                                                         28,500                   883,500
         United Dominion Realty Trust, Inc.                                                          7,900                   156,657
                                                                                                                    ----------------
     TOTAL APARTMENTS                                                                                                      2,504,607
                                                                                                                    ----------------

   DIVERSIFIED/OTHER -- 9.5%
         Catellus Developement Corp.                                                                30,100                   797,951
         Cousins Properties, Inc.                                                                   13,500                   463,185
         First Potomac Realty Trust                                                                  5,000                   103,300
         iStar Financial, Inc.                                                                      20,839                   859,192
         Liberty Property Trust                                                                     20,000                   796,800
         Rayonier, Inc.                                                                             13,800                   624,312
         Vornado Realty Trust                                                                        7,500                   470,100
                                                                                                                    ----------------
     TOTAL DIVERSIFIED/OTHER                                                                                               4,114,840
                                                                                                                    ----------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / REAL ESTATE SERIES INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Investments)

                                                                                                 Shares            Value
                                                                                                 ------          ---------
FOREST PRODUCTS -- 0.8%
      Plum Creek Timber Co., Inc.                                                                10,500            367,815
                                                                                                                 ---------
  TOTAL FOREST PRODUCTS                                                                                            367,815
                                                                                                                 ---------

HEALTHCARE -- 2.3%
      Healthcare Realty Trust, Inc.                                                               8,000            312,320
      Omega Healthcare Investors, Inc.                                                           12,000            129,120
      Senior Housing Properties Trust                                                            31,200            555,984
                                                                                                                 ---------
  TOTAL HEALTHCARE                                                                                                 997,424
                                                                                                                 ---------

HOTELS & MOTELS -- 3.0%
      Hospitality Properties Trust                                                                2,500            106,225
      Host Marriott Corp.*                                                                       80,800          1,133,624
      Strategic Hotel Capital, Inc.*                                                              6,000             81,120
                                                                                                                 ---------
  TOTAL HOTELS & MOTELS                                                                                          1,320,969
                                                                                                                 ---------

INDUSTRIAL -- 1.0%
      Duke Realty Corp.                                                                           7,300            242,360
      PS Business Parks, Inc.                                                                     5,000            199,250
                                                                                                                 ---------
  TOTAL INDUSTRIAL                                                                                                 441,610
                                                                                                                 ---------

MANUFACTURED HOMES -- 0.3%
      Affordable Residential Communities                                                          9,000            131,400
                                                                                                                 ---------
  TOTAL MANUFACTURED HOMES                                                                                         131,400
                                                                                                                 ---------

MULTI-FAMILY -- 6.3%
      Archstone-Smith Trust                                                                      39,000          1,233,960
      Post Properties, Inc.                                                                      19,400            580,060
      Summit Properties, Inc.                                                                    13,900            375,995
      Sun Communities, Inc.                                                                      14,100            552,579
                                                                                                                 ---------
  TOTAL MULTI-FAMILY                                                                                             2,742,594
                                                                                                                 ---------

OFFICE PROPERTY -- 8.9%
      AMB Property Corp.                                                                         14,000            518,280
      Biomed Realty Trust, Inc.*                                                                  4,000             70,360
      Boston Properties, Inc.                                                                    17,500            969,325
      Corporate Office Properties Trust                                                           6,000            153,720
      Equity Office Properties Trust                                                             25,500            694,875
      Highwoods Properties, Inc.                                                                  8,500            209,185
      Prentiss Properties Trust                                                                  11,500            414,000

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / REAL ESTATE SERIES INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Investments)

                                                                                                 Shares            Value
                                                                                                 ------          ---------
      ProLogis                                                                                   23,000            810,520
                                                                                                                 ---------
  TOTAL OFFICE PROPERTY                                                                                          3,840,265
                                                                                                                 ---------

OFFICE/INDUSTRIAL -- 5.5%
      Arden Realty, Inc.                                                                         18,700            609,246
      Cresent Real Estate Equities Co.                                                           23,100            363,594
      CRT Properties, Inc.                                                                       25,100            538,395
      Lexington Corporate Properties Trust                                                       17,600            382,096
      Trizec Properties, Inc.                                                                    30,100            480,697
                                                                                                                 ---------
  TOTAL OFFICE/INDUSTRIAL                                                                                        2,374,028
                                                                                                                 ---------

REGIONAL MALLS -- 5.6%
      General Growth Properties, Inc.                                                            18,000            558,000
      Simon Property Group, Inc.                                                                 24,500          1,313,935
      The Macerich Co.                                                                           10,000            532,900
                                                                                                                 ---------
  TOTAL REGIONAL MALLS                                                                                           2,404,835
                                                                                                                 ---------

RETAIL -- 9.5%
      Acadia Realty Trust                                                                        39,300            579,675
      Developers Diversified Realty Corp.                                                        29,800          1,166,670
      Heritage Property Investment Trust                                                         12,500            364,625
      Ramco-Gershenson Properties Trust                                                          17,500            473,900
      Taubman Centers, Inc.                                                                      37,600            971,208
      Urstadt Biddle Properties                                                                  12,800            186,240
      Urstadt Biddle Properties - Class A                                                        23,600            359,664
                                                                                                                 ---------
  TOTAL RETAIL                                                                                                   4,101,982
                                                                                                                 ---------

SHOPPING CENTERS -- 5.1%
      Federal Realty Investment Trust                                                             9,000            396,000
      Inland Real Estate Corp.                                                                    8,500            124,525
      Kilroy Realty Corp.                                                                         9,500            361,285
      Kimco Realty Corp.                                                                          8,000            410,400
      Kite Realty Group Trust*                                                                    9,500            124,925
      Pan Pacific Retail Properties, Inc.                                                         2,500            135,250
      Realty Income Corp.                                                                         2,000             90,060
      Regency Centers Corp.                                                                      12,000            557,880
                                                                                                                 ---------
  TOTAL SHOPPING CENTERS                                                                                         2,200,325
                                                                                                                 ---------

STORAGE -- 1.7%
      Public Storage, Inc.                                                                        9,000            445,950

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / REAL ESTATE SERIES INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Investments)

                                                                                                    Shares            Value
                                                                                                    ------          ----------
         Shurgard Storage Centers, Inc.                                                              7,000             271,600
                                                                                                                    ----------
     TOTAL STORAGE                                                                                                     717,550
                                                                                                                    ----------
     TOTAL REAL ESTATE INVESTMENT TRUSTS
       (Cost $25,432,348)                                                                                           28,260,244
                                                                                                                    ----------
PREFERRED STOCK -- 9.7%
   APARTMENTS -- 0.6%
         Apartment Investment & Management Co. - Series D                                            4,413             111,517
         Equity Residential - Series H                                                               5,300             131,175
                                                                                                                    ----------
     TOTAL APARTMENTS                                                                                                  242,692
                                                                                                                    ----------

   DIVERSIFIED -- 1.6%
         Capital Automotive - Series  A                                                              7,100             180,340
         Colonial Property Trust - Series D                                                          3,800             100,358
         Crescent Real Estate, - Series A                                                            8,600             182,406
         iStar Financial, Inc. - Series D                                                            4,400             111,408
         iStar Financial, Inc. - Series G                                                            3,200              80,000
                                                                                                                    ----------
     TOTAL DIVERSIFIED                                                                                                 654,512
                                                                                                                    ----------

   FINANCE & INSURANCE -- 0.6%
     FINANCIAL SERVICES -- 0.6%
         Annally Mortgage Management                                                                11,200             281,008
                                                                                                                    ----------
     TOTAL FINANCE & INSURANCE                                                                                         281,008
                                                                                                                    ----------

   HEALTHCARE -- 0.8%
         Health Care Property Investors, Inc. - Series F                                             7,200             181,152
         Health Care REIT - Series F                                                                 7,500             186,000
                                                                                                                    ----------
     TOTAL HEALTHCARE                                                                                                  367,152
                                                                                                                    ----------

   HOTELS & MOTELS -- 0.5%
         Lasalle Hotel Properties - Series B                                                         2,600              67,600
         Winston Hotels, Inc. - Series B                                                             6,621             164,863
                                                                                                                    ----------
     TOTAL HOTELS & MOTELS                                                                                             232,463
                                                                                                                    ----------

   INDUSTRIAL -- 0.4%
         PS Business Parks, Inc. - Series H                                                          7,400             181,300
                                                                                                                    ----------
     TOTAL INDUSTRIAL                                                                                                  181,300
                                                                                                                    ----------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / REAL ESTATE SERIES INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Investments)

                                                                                                   Shares             Value
                                                                                                   -------          ---------
OFFICE PROPERTY -- 2.5%
         Alexandria Real Estate - Series C                                                           6,900            181,125
         Brandywine Realty Trust - Series C                                                          6,400            161,344
         Cousins Properties, Inc. - Series A                                                         5,000            128,950
         Glenborough Realty Trust, Inc. - Series A                                                   4,566            114,652
         Maguire Properties, Inc. - Series A                                                        10,900            271,410
         Reckson Associates Realty Corp. - Series A                                                  2,474             64,670
         SL Green Realty Corp. - Series C                                                            4,700            120,461
                                                                                                                    ---------
     TOTAL OFFICE PROPERTY                                                                                          1,042,612
                                                                                                                    ---------

   REGIONAL MALLS -- 0.6%
         Taubman Centers, Inc. - Series A                                                           10,500            270,060
                                                                                                                    ---------
     TOTAL REGIONAL MALLS                                                                                             270,060
                                                                                                                    ---------

   RESTAURANTS -- 0.4%
         U.S. Restaurant Properties                                                                  7,700            190,960
                                                                                                                    ---------
     TOTAL RESTAURANTS                                                                                                190,960
                                                                                                                    ---------

   SHOPPING CENTERS -- 1.3%
         Developers Diversified Realty Corp. - Series H                                              7,000            178,570
         Kilroy Realty - Series E                                                                    3,500             90,615
         Pennsylvania Real Estate Investment Trust - Series A                                        1,800            107,100
         Saul Centers, Inc. - Series A                                                               6,700            178,555
                                                                                                                    ---------
     TOTAL SHOPPING CENTERS                                                                                           554,840
                                                                                                                    ---------

   STORAGE -- 0.4%
         Public Storage, Inc. - Class A                                                              6,600            186,120
                                                                                                                    ---------
     TOTAL STORAGE                                                                                                    186,120
                                                                                                                    ---------
     TOTAL PREFERRED STOCK
       (Cost $4,144,850)                                                                                            4,203,719
                                                                                                                    ---------
EXCHANGE TRADED FUNDS -- 15.4%
         iShares Cohen & Steers Realty Majors Index Fund                                            22,200          2,632,920
         iShares Dow Jones U.S. Real Estate Index Fund                                               6,700            723,332
         streetTRACKS Wilshire REIT Index Fund                                                      20,194          3,325,144
                                                                                                                    ---------
     TOTAL EXCHANGE TRADED FUNDS
       (Cost $6,832,407)                                                                                            6,681,396
                                                                                                                    ---------
SHORT-TERM INVESTMENTS -- 2.1%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                       459,249            459,249
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                       459,250            459,250
                                                                                                                    ---------

     TOTAL SHORT-TERM INVESTMENTS
       (Cost $918,499)                                                                                                918,499
                                                                                                                    ---------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / REAL ESTATE SERIES INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Investments)

                                                                                                    Shares             Value
                                                                                                    ------          -----------
TOTAL INVESTMENTS -- 101.1%
     (Cost $40,589,755)                                                                                             $43,800,016
                                                                                                                    ===========

*  Non-income producing security.

+ The cost for Federal income tax purposes was $40,589,755. At September 30, 2004, net unrealized appreciation was $3,210,261. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,514,433, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $304,172.

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                                                                          MARKET
         SHARES                                                                                                           VALUE
-------------------------                                                                                           ----------------
COMMON STOCK (95.0%)
AEROSPACE (1.1%)
               184,900   DRS Technologies, Inc.* (a)                                                                $      6,922,656
                                                                                                                    ----------------

COMMUNICATION & BROADCASTING (3.6%)
Telecommunications (3.6%)
               518,100   Emmis Communications Corp. - Class A*                                                             9,356,886
               819,900   Journal Communications, Inc. - Class A                                                           14,381,046
                                                                                                                    ----------------
                                                                                                                          23,737,932
                                                                                                                    ----------------

COMPUTER SERVICES (6.6%)
             1,135,900   Insight Enterprises, Inc.*                                                                       19,128,556
               683,400   Macromedia, Inc.* (a)                                                                            13,722,672
               557,700   Transaction Systems Architects, Inc.*                                                            10,364,855
                                                                                                                    ----------------
                                                                                                                          43,216,083
                                                                                                                    ----------------

CONSUMER DISCRETIONARY (2.4%)
Consumer Electronics (1.4%)
               282,400   Take-Two Interactive Software, Inc.* (a)                                                          9,276,840
                                                                                                                    ----------------

Leisure Equipment & Products (1.0%)
               260,000   Life Time Fitness, Inc.*                                                                          6,671,600
                                                                                                                    ----------------
                                                                                                                          15,948,440
                                                                                                                    ----------------

ELECTRIC, GAS, WATER, & UTILITIES (0.2%)
                78,600   Southern Union Co.*                                                                               1,611,300
                                                                                                                    ----------------

ENTERTAINMENT & LEISURE (3.8%)
               862,800   Alliance Gaming Corp.* (a)                                                                       12,993,768
               627,400   Intrawest Corp.                                                                                  11,882,956
                                                                                                                    ----------------
                                                                                                                          24,876,724
                                                                                                                    ----------------

FINANCE & INSURANCE (11.5%)
Insurance Carriers (3.7%)
               260,000   AmerUs Group Co. (a)                                                                             10,660,000
               440,300   First American Corp.                                                                             13,574,449
                                                                                                                    ----------------
                                                                                                                          24,234,449
                                                                                                                    ----------------

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                                                                      MARKET
         SHARES                                                                                                       VALUE
-------------------------                                                                                           ----------
  Savings, Credit, & Other Financial Institutions (7.5%)
               403,400   BankUnited Financial Corp.* (a)                                                            11,759,110
                12,900   Capital Corp of The West*                                                                     554,700
               526,500   Cardinal Financial Corp.*                                                                   4,954,365
               120,900   Cullen/Frost Bankers, Inc.                                                                  5,618,223
               262,200   First Midwest Bancorp, Inc.                                                                 9,061,632
               117,025   Glacier Bancorp, Inc.                                                                       3,412,449
               444,000   KNBT Bancorp, Inc.                                                                          7,476,960
               341,800   The Bancorp Bank*                                                                           6,955,630
                                                                                                                    ----------
                                                                                                                    49,793,069
                                                                                                                    ----------

State & National Banks (0.3%)
               140,406   Pacific Mercantile Bancorp*                                                                 1,750,863
                                                                                                                    ----------
                                                                                                                    75,778,381
                                                                                                                    ----------

HEALTHCARE (3.0%)
               714,900   Apria Healthcare Group, Inc.* (a)                                                          19,481,025
                                                                                                                    ----------

INDUSTRIALS (1.2%)
Commercial Services (1.2%)
               505,900   Commercial Vehicle Group, Inc.*                                                             8,013,456
                                                                                                                    ----------

MANUFACTURING (20.6%)
Auto Parts & Equipment (0.6%)
               233,800   Sauer-Danfoss, Inc.                                                                         3,993,304
                                                                                                                    ----------

Automobile Manufacturers (2.8%)
               326,900   Oshkosh Truck Corp. (a)                                                                    18,652,913
                                                                                                                    ----------

Chemical & Allied Products (4.5%)
               665,350   Airgas, Inc.                                                                               16,014,975
               573,100   Compass Minerals International, Inc.                                                       12,722,820
                                                                                                                    ----------
                                                                                                                    28,737,795
                                                                                                                    ----------

Diversified Manufacturing Industries (0.0%)
                49,600   Mascotech, Inc. Escrow*                                                                             0
                                                                                                                    ----------

Electrical Equipment (1.3%)
               226,600   EMCOR Group, Inc.*                                                                          8,524,692
                                                                                                                    ----------

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                                                                      MARKET
         SHARES                                                                                                        VALUE
-------------------------                                                                                           -----------
Electronic Components & Equipment (1.8%)
               681,500   Itron, Inc.*                                                                                11,892,175
                                                                                                                    -----------

Machine Tools (1.4%)
               337,100   Snap-On, Inc.                                                                                9,290,476
                                                                                                                    -----------

Machinery & Heavy Equipment (1.7%)
               264,700   Terex Corp.* (a)                                                                            11,487,980
                                                                                                                    -----------

Metal Products (2.0%)
               284,700   Quanex Corp.                                                                                14,599,416
                                                                                                                    -----------

Misc. Industrial Machinery & Equipment (2.5%)
               509,500   Kaydon Corp.                                                                                14,658,315
                57,500   Thomas Industries, Inc.                                                                      1,805,500
                                                                                                                    -----------
                                                                                                                     16,463,815
                                                                                                                    -----------

Precision Instruments & Medical Supplies (1.8%)
               454,500   Conmed Corp.*                                                                               11,953,350
                                                                                                                    -----------
                                                                                                                    135,595,916
                                                                                                                    -----------

OIL & GAS (4.5%)
               317,400   AGL Resources, Inc.*                                                                         9,766,398
               417,500   Brigham Exploration Co.*                                                                     3,924,500
               737,500   Pride International, Inc.* (a)                                                              14,595,125
                                                                                                                    -----------
                                                                                                                     28,286,023
                                                                                                                    -----------

REAL ESTATE INVESTMENT TRUSTS (4.0%)
               739,300   Government Properties Trust, Inc.                                                            7,023,350
               911,500   Highland Hospitality Corp.*                                                                 10,391,100
               355,500   Ventas, Inc.                                                                                 9,214,560
                                                                                                                    -----------
                                                                                                                     26,629,010
                                                                                                                    -----------

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                                                                      MARKET
         SHARES                                                                                                       VALUE
-------------------------                                                                                           ----------
SERVICES (13.6%)
Business Services (7.4%)
               699,400   BISYS Group, Inc.*                                                                         10,218,234
               542,200   Forrester Research, Inc.*                                                                   8,263,128
               265,600   G & K Services, Inc.                                                                       10,554,944
               993,500   infoUSA, Inc.*                                                                              8,852,085
               391,000   Watson Wyatt & Co. Holdings                                                                10,283,300
                                                                                                                    ----------
                                                                                                                    48,171,691
                                                                                                                    ----------

Commercial Services (4.2%)
               479,300   Interactive Data Corp.*                                                                     9,020,426
               522,400   NDCHealth Corp. (a)                                                                         8,384,520
             1,108,350   Teletech Holdings, Inc.* (a)                                                               10,462,824
                                                                                                                    ----------
                                                                                                                    27,867,770
                                                                                                                    ----------

Sanitary Services (2.0%)
             1,118,893   Casella Waste Systems, Inc.*                                                               13,247,693
                                                                                                                    ----------
                                                                                                                    89,287,154
                                                                                                                    ----------

TECHNOLOGY (3.5%)
               383,400   Electro Scientific Industries, Inc.*                                                        6,651,990
             2,496,300   SkillSoft PLC, ADR*                                                                        16,700,247
                                                                                                                    ----------
                                                                                                                    23,352,237
                                                                                                                    ----------

TRANSPORTATION (4.0%)
Airlines (1.9%)
               708,750   Frontier Airlines, Inc.*                                                                    5,443,200
               462,700   Skywest, Inc.                                                                               6,963,635
                                                                                                                    ----------
                                                                                                                    12,406,835
                                                                                                                    ----------

Railroads (2.1%)
             1,267,500   RailAmerica, Inc.*                                                                         14,005,875
                                                                                                                    ----------
                                                                                                                    26,412,710
                                                                                                                    ----------

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                                                                         MARKET
         SHARES                                                                                                           VALUE
-------------------------                                                                                           ----------------
WHOLESALE & RETAIL TRADE (11.6%)
Business Equipment & Services (1.7%)
               261,900   United Stationers, Inc.*                                                                         11,366,460
                                                                                                                    ----------------

Retail - Automobiles (0.3%)
                80,400   United Auto Group, Inc.*                                                                          2,017,236
                                                                                                                    ----------------

Retail Apparel & Accessory Stores (4.1%)
               569,000   J. Jill Group, Inc.*                                                                             11,294,650
               839,200   Too, Inc.*                                                                                       15,164,344
                                                                                                                    ----------------
                                                                                                                          26,458,994
                                                                                                                    ----------------

Retail Eating & Drinking Places (1.1%)
               392,900   Dave & Buster's, Inc.*                                                                            7,457,242
                                                                                                                    ----------------

Specialty Retail Stores (3.4%)
               308,100   Central Garden & Pet Co.*                                                                         9,434,022
               330,700   School Specialty, Inc.* (a)                                                                      13,032,887
                                                                                                                    ----------------
                                                                                                                          22,466,909

                                                                                                                    ----------------

Wholesale-Industrial Supplies (1.0%)
               211,200   Hughes Supply, Inc. (a)                                                                           6,350,784
                                                                                                                    ----------------
                                                                                                                          76,117,625
                                                                                                                    ----------------
TOTAL COMMON STOCK
   (COST $531,203,968)                                                                                                   625,266,672
                                                                                                                    ----------------
SHORT-TERM INVESTMENTS (3.4%)
            11,309,660   BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                              11,309,660
            11,309,660   BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                              11,309,660
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS
   (COST $22,619,320)                                                                                                     22,619,320
                                                                                                                    ----------------

           PAR
------------------------
U.S. TREASURY OBLIGATIONS (1.4%)
   $         2,000,000   U.S. Treasury Bills, 1.60%, 10/15/04                                                       $      1,998,759
             2,000,000   U.S. Treasury Bills, 1.54%, 10/07/04 (a)                                                          1,999,487

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                                                                         MARKET
          PAR                                                                                                            VALUE
-------------------------                                                                                           ----------------
             1,000,000   U.S. Treasury Bills, 1.47%, 10/14/04 (a)                                                            999,469
             2,000,000   U.S. Treasury Bills, 1.61%, 10/21/04                                                              1,998,217
             2,000,000   U.S. Treasury Bills, 1.59%, 10/28/04                                                              1,997,615
                                                                                                                    ----------------

TOTAL U.S. TREASURY OBLIGATIONS
   (COST $8,993,547)                                                                                                       8,993,547
                                                                                                                    ----------------
COMMERCIAL PAPER (0.2%)
             1,000,000   Nestle Capital Corp., 1.72%, 10/05/04                                                               999,809
                                                                                                                    ----------------
TOTAL COMMERCIAL PAPER
      (COST $999,809)                                                                                                        999,809
                                                                                                                    ----------------

TOTAL INVESTMENTS (100.0%)+(1)
      (COST $563,816,644)                                                                                           $    657,879,348
                                                                                                                    ================

       PAR/SHARES
------------------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
CERTIFICATES OF DEPOSIT
            15,845,732   Svenska Handelsbanken AB, 1.39%, 10/27/04                                                        15,845,732
                                                                                                                    ----------------

FLOATING RATE NOTES
             4,877,505   Bear Stearns, 1.91%, 03/22/05                                                                     4,877,505
            10,123,855   ForeningsSparbanken AB, 1.72%, 01/18/05                                                          10,123,855
             1,568,711   Morgan Stanley, 1.96%, 03/24/05                                                                   1,568,711
             1,899,389   Morgan Stanley, 1.86%, 04/12/05                                                                   1,899,389
             2,024,781   Natexis Banques Populaires, 1.92%, 01/19/05                                                       2,024,781
             2,274,224   Westdeutsche Landesbank, 1.70%, 10/12/04                                                          2,274,224
                                                                                                                    ----------------
                                                                                                                          22,768,465

                                                                                                                    ----------------
INSTITUTIONAL MONEY MARKET TRUST
            38,953,388   BlackRock Institutional Money Market Trust, 1.68%, 10/01/04                                      38,953,388
                                                                                                                    ----------------

MASTER NOTES
             4,086,001   Merrill Lynch, 2.01%, 10/01/04                                                                    4,086,001
                12,188   Merrill Lynch, 2.01%, 10/07/04                                                                       12,188
                                                                                                                    ----------------
                                                                                                                           4,098,189

                                                                                                                    ----------------
TIME DEPOSIT
               995,696   Fortis Bank, 1.89%, 10/01/04                                                                        995,696

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                                                                         MARKET
        PAR/SHARES                                                                                                        VALUE
-------------------------                                                                                           ----------------
             1,696,177   UBS Bank, 1.98%, 10/01/04                                                                         1,696,177
                                                                                                                    ----------------
                                                                                                                           2,691,873
                                                                                                                    ----------------
YANKEE CERTIFICATES OF DEPOSIT
             4,378,702   CIBC, 1.80%, 01/31/05                                                                             4,378,702
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   (COST $88,736,349) (2)                                                                                           $     88,736,349
                                                                                                                    ================

ADR   American Depository Receipt.

*     Non-incoming producing security.

(a)   Security partially of fully on loan.

+ The cost for Federal income tax purposes was $563,816,644. At September 30, 2004 net unrealized appreciation was $94,062,704. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $107,377,201, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $13,314,497.

(1) At September 30, 2004, the market value of securities on loan for the Small Cap Value Series was $83,584,559.

(2) The investments held as collateral on loaned securities represented 13.5% of the net assets of the Small Cap Value Series.

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004

                                                                                                                         MARKET
         SHARES                                                                                                          VALUE
------------------------                                                                                            ----------------
COMMON STOCK (92.3%)
AEROSPACE & DEFENSE (2.8%)
               356,900   Goodrich Corp.                                                                             $     11,192,384
               144,600   United Defense Industries, Inc.*                                                                  5,782,554
                                                                                                                    ----------------
                                                                                                                          16,974,938
                                                                                                                    ----------------

AGRICULTURE (1.0%)
               153,500   Bunge, Ltd.                                                                                       6,136,930
                                                                                                                    ----------------

COMMUNICATION & BROADCASTING (0.9%)
               161,600   Entercom Communications Corp.*                                                                    5,277,856
                                                                                                                    ----------------

COMPUTER SERVICES (1.7%)
                89,300   CDW Corp.* (a)                                                                                    5,182,079
               242,400   McAfee Inc.*                                                                                      4,872,240
                                                                                                                    ----------------
                                                                                                                          10,054,319

                                                                                                                    ----------------

CONSUMER DISCRETIONARY (0.5%)
Hotels, Restaurants, & Leisure (0.5%)
               254,500   Intercontinental Hotels Group, Adr*                                                               2,942,020
                                                                                                                    ----------------

CONSUMER PRODUCTS (3.5%)
                88,900   Fortune Brands, Inc. (a)                                                                          6,586,601
               379,700   International Flavors & Fragrances, Inc.                                                         14,504,540
                                                                                                                    ----------------
                                                                                                                          21,091,141

                                                                                                                    ----------------

ELECTRIC, GAS, WATER, & UTILITIES (7.0%)
               154,400   Entergy Corp.                                                                                     9,358,184
               371,600   PG&E Corp.* (a)                                                                                  11,296,640
               122,600   PPL Corp.                                                                                         5,784,268
               323,150   TXU Corp. (a)                                                                                    15,485,348
                                                                                                                    ----------------
                                                                                                                          41,924,440
                                                                                                                    ----------------

ENTERTAINMENT & LEISURE (1.5%)
               202,000   Royal Caribbean Cruises, Ltd.                                                                     8,807,200
                                                                                                                    ----------------

FINANCE & INSURANCE (17.6%)
Diversified Reits (1.7%)
               347,350   Brascan Corp. - Class A                                                                          10,489,970
                                                                                                                    ----------------

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                                                                       MARKET
         SHARES                                                                                                        VALUE
------------------------                                                                                            -----------
Financial Services (3.2%)
               379,700   CIT Group, Inc.                                                                             14,196,983
               288,100   MoneyGram International, Inc.                                                                4,920,748
                                                                                                                    -----------
                                                                                                                     19,117,731
                                                                                                                    -----------

Insurance Agents, Brokers, & Services (3.7%)
               234,300   MBIA, Inc. (a)                                                                              13,638,603
               226,200   Willis Group Holdings, Ltd.                                                                  8,459,880
                                                                                                                    -----------
                                                                                                                     22,098,483
                                                                                                                    -----------

Insurance Carriers (2.8%)
               218,100   Assurant, Inc.                                                                               5,670,600
               153,500   Everest Re Group, Ltd.                                                                      11,409,655
                                                                                                                    -----------
                                                                                                                     17,080,255
                                                                                                                    -----------

State & National Banks (6.2%)
                88,900   M&T Bank Corp.                                                                               8,507,730
               363,500   North Fork Bancorp, Inc. (a)                                                                16,157,575
               290,800   State Street Corp. (a)                                                                      12,420,068
                                                                                                                    -----------
                                                                                                                     37,085,373
                                                                                                                    -----------
                                                                                                                    105,871,812
                                                                                                                    -----------

HEALTH CARE (4.4%)
               105,000   Anthem, Inc.* (a)                                                                            9,161,250
               197,800   C.R. Bard, Inc.                                                                             11,201,414
               210,000   Omnicare, Inc.                                                                               5,955,600
                                                                                                                    -----------
                                                                                                                     26,318,264
                                                                                                                    -----------

MANUFACTURING (19.8%)
Auto Parts & Equipment (1.5%)
               163,300   Lear Corp.                                                                                   8,891,685
                                                                                                                    -----------

Building Materials & Components (2.8%)
               234,300   American Standard Cos., Inc.*                                                                9,116,613
               176,900   Sherwin-Williams Co.                                                                         7,776,524
                                                                                                                    -----------
                                                                                                                     16,893,137
                                                                                                                    -----------

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                                                                       MARKET
         SHARES                                                                                                        VALUE
------------------------                                                                                            -----------
Chemical & Allied Products (3.4%)
               775,600   Methanex Corp.*                                                                             11,688,292
               210,000   Praxair, Inc. (a)                                                                            8,975,400
                                                                                                                    -----------
                                                                                                                     20,663,692
                                                                                                                    -----------

Diversified-industrial Products (0.9%)
               171,600   York International Corp. (a)                                                                 5,420,844
                                                                                                                    -----------

Electronic Components & Equipment (2.1%)
               268,100   Diebold, Inc. (a)                                                                           12,520,271
                                                                                                                    -----------

Food & Beverage (2.8%)
               321,800   Allied Domecq Plc, Adr* (a)                                                                 11,031,304
               185,800   Sysco Corp.                                                                                  5,559,136
                                                                                                                    -----------
                                                                                                                     16,590,440
                                                                                                                    -----------

Games & Toys (1.4%)
               476,600   Mattel, Inc. (a)                                                                             8,640,758
                                                                                                                    -----------

Glass & Plastic Packaging Products (1.5%)
               387,800   Pactiv Corp.*                                                                                9,016,350
                                                                                                                    -----------

Hand Held Tools (1.4%)
               202,000   The Stanley Works                                                                            8,591,060
                                                                                                                    -----------

Pharmaceutical Preparations (1.3%)
               121,200   Schering AG - Sponsored ADR                                                                  7,605,300
                                                                                                                    -----------

Precision Instruments & Medical Supplies (0.7%)
                73,600   Fisher Scientific International, Inc.*                                                       4,293,088
                                                                                                                    -----------
                                                                                                                    119,126,625
                                                                                                                    -----------

OIL & GAS (7.4%)
               403,900   AGL Resources, Inc.*                                                                        12,428,003
                88,900   Cooper Cameron Corp.*                                                                        4,875,276
               218,700   EnCana Corp.                                                                                10,125,810
               218,100   Questar Corp.                                                                                9,993,342
               145,400   Weatherford International, Inc.*                                                             7,418,308
                                                                                                                    -----------
                                                                                                                     44,840,739
                                                                                                                    -----------

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                                                                      MARKET
         SHARES                                                                                                       VALUE
------------------------                                                                                            ----------
REAL ESTATE INVESTMENT TRUSTS (0.7%)
                80,800   Forest City Enterprises, Inc.                                                               4,452,080
                                                                                                                    ----------

SERVICES (5.5%)
Business Services (1.4%)

               193,900   Manpower, Inc.                                                                              8,626,611
                                                                                                                    ----------

Commercial Services (1.1%)
               267,340   ARAMARK Corp. - Class B                                                                     6,453,588
                                                                                                                    ----------

Printing & Publishing (2.5%)
               303,615   R.R. Donnelley & Sons Co.                                                                   9,509,221
               138,500   Tribune Co.                                                                                 5,699,275
                                                                                                                    ----------
                                                                                                                    15,208,496
                                                                                                                    ----------

Sanitary Services (0.5%)
                96,900   Waste Management, Inc.                                                                      2,649,246
                                                                                                                    ----------
                                                                                                                    32,937,941
                                                                                                                    ----------

TECHNOLOGY (4.2%)
                87,400   Caci International, Inc.*                                                                   4,612,972
               105,000   Cognos, Inc.*                                                                               3,729,600
               169,700   Hyperion Solutions Corp.* (a)                                                               5,768,103
               614,000   SkillSoft PLC, ADR*                                                                         4,107,660
               509,000   Unova, Inc.* (a)                                                                            7,151,450
                                                                                                                    ----------
                                                                                                                    25,369,785
                                                                                                                    ----------

TRANSPORTATION (5.9%)
Railroads (5.1%)
               363,500   CSX Corp.                                                                                  12,068,200
               311,000   Florida East Coast Industries, Inc. - Class B                                              11,678,050
               403,900   Norfolk Southern Corp.                                                                     12,011,986
                                                                                                                    ----------
                                                                                                                    35,758,236
                                                                                                                    ----------

WHOLESALE & RETAIL TRADE (7.9%)
Retail Eating & Drinking Places (1.3%)
               202,000   Yum! Brands, Inc.*                                                                          8,213,320
                                                                                                                    ----------

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                                                                         MARKET
         SHARES                                                                                                          VALUE
------------------------                                                                                            ----------------
Retail Merchandising (2.6%)
               387,800   Foot Locker, Inc.                                                                                 9,190,860
               282,800   Limited Brands                                                                                    6,303,612
                                                                                                                    ----------------
                                                                                                                          15,494,472
                                                                                                                    ----------------

Specialty Retail Stores (4.0%)
               145,400   CVS Corp.                                                                                         6,125,702
               452,400   Dollar Tree Stores, Inc.* (a)                                                                    12,192,180
               145,400   Genuine Parts Co.                                                                                 5,580,452
                                                                                                                    ----------------
                                                                                                                          23,898,334
                                                                                                                    ----------------
                                                                                                                          47,606,126
                                                                                                                    ----------------
TOTAL COMMON STOCK
   (COST $500,493,626)                                                                                                   555,490,452
                                                                                                                    ----------------
SHORT-TERM INVESTMENTS (4.0%)
SHORT-TERM INVESTMENTS (4.0%)
            11,928,250   BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                              11,928,250
            11,928,249   BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                              11,928,249
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS
   (COST $23,856,499)                                                                                                     23,856,499
                                                                                                                    ----------------

           PAR
------------------------
U.S. TREASURY OBLIGATIONS (3.5%)
   $         1,000,000   U.S. Treasury Bills, 1.53%, 10/07/04 (a)                                                   $        999,745
             3,000,000   U.S. Treasury Bills, 1.54%, 10/07/04 (a)                                                          2,999,230
             6,000,000   U.S. Treasury Bills, 1.53%, 10/14/04 (a)                                                          5,996,696
             6,000,000   U.S. Treasury Bills, 1.60%, 10/21/04                                                              5,994,650
             5,000,000   U.S. Treasury Bills, 1.59%, 10/28/04                                                              4,994,037
                                                                                                                    ----------------

TOTAL U.S. TREASURY OBLIGATIONS
   (COST $20,984,358)                                                                                                     20,984,358
                                                                                                                    ----------------
COMMERCIAL PAPER (0.2%)
             1,175,000   Nestle Capital Corp., 1.72%, 10/05/04

   (COST $1,174,775)                                                                                                       1,174,775
                                                                                                                    ----------------

TOTAL INVESTMENTS (100.0%)
   (COST $546,509,258)                                                                                              $    601,506,084
                                                                                                                    ================

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                                                                                         MARKET
        PAR/SHARES                                                                                                       VALUE
------------------------                                                                                            ----------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
ASSET BACKED COMMERCIAL PAPER
             8,500,971   Victory Receivables, 1.80%, 10/22/04                                                              8,500,971
                                                                                                                    ----------------

CERTIFICATE OF DEPOSIT
            11,101,565   Banco Santander, 1.67%, 06/07/05                                                                 11,101,565
             1,623,552   Euro Hypo Deutshe Bank, 1.80%, 10/22/04                                                           1,623,552
                                                                                                                    ----------------
                                                                                                                          12,725,117
                                                                                                                    ----------------

FLOATING RATE NOTES
                65,513   ForeningsSparbanken AB, 1.72%, 01/18/05                                                              65,513
             2,050,056   Morgan Stanley, 1.96%, 03/24/05                                                                   2,050,056
             1,397,134   Natexis Banques Populaires, 1.98%, 12/13/04                                                       1,397,134
             7,779,507   Natexis Banques Populaires, 1.92%, 01/19/05                                                       7,779,507
               375,232   Westdeutsche Landesbank, 1.70%, 10/12/04                                                            375,232
                                                                                                                    ----------------
                                                                                                                          11,667,442
                                                                                                                    ----------------

INSTITUTIONAL MONEY MARKET TRUST
            47,865,824   BlackRock Institutional Money Market Trust, 1.68%, 10/01/04                                      47,865,824
                                                                                                                    ----------------

MASTER NOTES
             9,370,873   Merrill Lynch, 2.01%, 10/01/04                                                                    9,370,873
             1,443,911   Merrill Lynch, 2.01%, 10/07/04                                                                    1,443,911
                                                                                                                    ----------------
                                                                                                                          10,814,784
                                                                                                                    ----------------

TIME DEPOSIT
             5,974,178   Fortis Bank, 1.89%, 10/01/04                                                                      5,974,178
             1,686,239   UBS Bank, 1.98%, 10/01/04                                                                         1,686,239
                                                                                                                    ----------------
                                                                                                                           7,660,417
                                                                                                                    ----------------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   (COST $99,234,555)                                                                                               $     99,234,555
                                                                                                                    ================

ADR   American Depository Receipt.

*     Non-incoming producing security.

(a)   Security partially of fully on loan.

+ The cost for Federal income tax purposes was $546,509,258. At September 30, 2004 net unrealized appreciation was $54,996,826. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $63,298,001, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $8,301,175.

(1) At September 30, 2004, the market value of securities on loan for the Mid Cap Value Series was $96,751,956.

(2) The investments held as collateral on loaned securities represented 16.8% of the net assets of the Small Cap Value Series.

WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004

                                                                                                        MARKET
                                                                                        SHARES           VALUE
                                                                                     -----------      -----------
COMMON STOCK -- 98.3%
   AEROSPACE & DEFENSE -- 7.5%
            Raytheon Co.                                                                  66,500      $ 2,525,670
            The Boeing Co. (a)                                                            45,100        2,328,062
                                                                                                      -----------
      TOTAL AEROSPACE & DEFENSE                                                                         4,853,732
                                                                                                      -----------

   ELECTRIC, GAS, WATER, & UTILITIES -- 2.8%
            PPL Corp.                                                                     38,200        1,802,276
                                                                                                      -----------
      TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                           1,802,276
                                                                                                      -----------

   ENTERTAINMENT & LEISURE -- 3.6%
            The Walt Disney Co.                                                          102,500        2,311,375
                                                                                                      -----------
      TOTAL ENTERTAINMENT & LEISURE                                                                     2,311,375
                                                                                                      -----------

   FINANCE & INSURANCE -- 28.2%
      FINANCIAL SERVICES -- 5.3%
            Citigroup, Inc.                                                               28,000        1,235,360
            U.S. Bancorp                                                                  76,900        2,222,410
                                                                                                      -----------
                                                                                                        3,457,770
                                                                                                      -----------

      INSURANCE CARRIERS -- 14.8%
            Ambac Financial Group, Inc.                                                   26,000        2,078,700
            American International Group, Inc.                                            30,300        2,060,097
            Chubb Corp. (a)                                                               28,100        1,974,868
            Everest Re Group, Ltd.                                                        22,300        1,657,559
            Lincoln National Corp.                                                        39,400        1,851,800
                                                                                                      -----------
                                                                                                        9,623,024
                                                                                                      -----------

      SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 4.9%
            Mellon Financial Corp.                                                        54,300        1,503,567
            Washington Mutual, Inc. (a)                                                   43,400        1,696,072
                                                                                                      -----------
                                                                                                        3,199,639
                                                                                                      -----------

      SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 3.2%
            Morgan Stanley                                                                42,000        2,070,600
                                                                                                      -----------
      TOTAL FINANCE & INSURANCE                                                                        18,351,033
                                                                                                      -----------

WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004

                                                                                                        MARKET
                                                                                        SHARES           VALUE
                                                                                     -----------      -----------
   HEALTHCARE -- 1.8%
            WellPoint Health Networks, Inc.*                                              11,000        1,155,990
                                                                                                      -----------

      TOTAL HEALTHCARE                                                                                  1,155,990
                                                                                                      -----------

   MANUFACTURING -- 25.8%
      CHEMICAL & ALLIED PRODUCTS -- 3.1%
            Dow Chemical Co.                                                              44,500        2,010,510
                                                                                                      -----------
      COMPUTERS & OFFICE EQUIPMENT -- 5.7%
            Hewlett-Packard Co.                                                           97,100        1,820,625
            International Business Machines Corp.                                         22,100        1,894,854
                                                                                                      -----------
                                                                                                        3,715,479
                                                                                                      -----------

      DIVERSIFIED MANUFACTURING INDUSTRIES -- 3.6%
            Tyco International, Ltd.                                                      77,000        2,360,820
                                                                                                      -----------
      MEDICAL EQUIPMENT & SUPPLIES -- 2.3%
            Boston Scientific Corp.* (a)                                                  36,800        1,462,064
                                                                                                      -----------
      MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 6.8%
            Emerson Electric Co. (a)                                                      38,700        2,395,143
            General Electric Co.                                                          59,600        2,001,368
                                                                                                      -----------
                                                                                                        4,396,511
                                                                                                      -----------

      PHARMACEUTICAL PREPARATIONS -- 4.3%
            Abbott Laboratories                                                           43,200        1,829,952
            Merck & Co., Inc.                                                             29,500          973,500
                                                                                                      -----------
                                                                                                        2,803,452
                                                                                                      -----------
      TOTAL MANUFACTURING                                                                              16,748,836
                                                                                                      -----------

   OIL & GAS -- 10.5%
            ChevronTexaco Corp.                                                           37,600        2,016,864
            Exxon Mobil Corp.                                                             48,500        2,344,005
            Halliburton Co.                                                               73,900        2,489,691
                                                                                                      -----------
      TOTAL OIL & GAS                                                                                   6,850,560
                                                                                                      -----------

   SERVICES -- 3.0%
            Automatic Data Processing, Inc.                                               47,100        1,946,172
                                                                                                      -----------
      TOTAL SERVICES                                                                                    1,946,172
                                                                                                      -----------

WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004

                                                                                                        MARKET
                                                                                        SHARES           VALUE
                                                                                     -----------      -----------
   TRANSPORTATION -- 2.5%
            Norfolk Southern Corp.                                                        54,200        1,611,908
                                                                                                      -----------
      TOTAL TRANSPORTATION                                                                              1,611,908
                                                                                                      -----------

   WHOLESALE & RETAIL TRADE -- 12.6%
      RETAIL BUILDING MATERIALS -- 3.5%
            Home Depot, Inc.                                                              57,200        2,242,240
                                                                                                      -----------
      RETAIL DEPARTMENT STORES -- 5.6%
            Kohl's Corp.*                                                                 47,800        2,303,482
            Target Corp.                                                                  31,100        1,407,275
                                                                                                      -----------
                                                                                                        3,710,757
                                                                                                      -----------

      WHOLSALE - MACHINERY EQUIPMENT -- 3.5%
            W.W. Grainger, Inc.                                                           39,200        2,259,880
                                                                                                      -----------
      TOTAL WHOLESALE & RETAIL TRADE                                                                    8,212,877
                                                                                                      -----------
      TOTAL COMMON STOCK
         (Cost $52,166,852)                                                                            63,844,759
                                                                                                      -----------
SHORT-TERM INVESTMENTS -- 1.7%
            BlackRock Liquidity Funds TempCash Portfolio - Institutional Series          567,509          567,509
            BlackRock Liquidity Funds TempFund Portfolio - Institutional Series          567,509          567,509
                                                                                                      -----------

      TOTAL SHORT-TERM INVESTMENTS
         (Cost $1,135,018)                                                                              1,135,018
                                                                                                      -----------

TOTAL INVESTMENTS -- 100.0%
      (Cost $53,301,870) +(1)                                                                         $64,979,777
                                                                                                      ===========

                                                                                     Principal/
                                                                                       Shares
                                                                                     ----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   CERTIFICATE OF DEPOSIT
            Banco Santander, 1.80%, 10/25/04                                         $ 2,713,820      $ 2,713,820
                                                                                                      -----------
      TOTAL CERTIFICATE OF DEPOSIT                                                                      2,713,820
                                                                                                      -----------

   FLOATING RATE NOTE
            Bear Stearns, 1.91%, 03/22/05                                                736,774          736,774
            Bear Stearns, 1.91%, 03/22/05                                              1,905,292        1,905,292
            Natexis Banques Populaires, 1.92%, 01/19/05                                2,596,319        2,596,319
                                                                                                      -----------
      TOTAL FLOATING RATE NOTE                                                                          5,238,385
                                                                                                      -----------

WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004

                                                                                                        MARKET
                                                                                        SHARES           VALUE
                                                                                     -----------      -----------
   TIME DEPOSIT
            UBS Bank, 1.98%, 10/01/04                                                    500,434          500,434
                                                                                                      -----------
      TOTAL TIME DEPOSIT                                                                                  500,434
                                                                                                      -----------
      TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
         (Cost $8,452,639) (2)                                                                        $ 8,452,639
                                                                                                      -----------

ADR - American Depository Receipt.

*     Non-income producing security.

(a)   Security partially or fully on loan.

+ The cost for Federal income tax purposes was $53,301,870. At September 30, 2004, net unrealized appreciation was $11,814,975. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $12,548,721 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $733,746.

1 At September 30, 2004, the market value of securities on loan for the Large Cap Value Series was $8,266,829.

2 The investments held as collateral on loaned securities represented 13.0% of the net assets of the Large Cap Value Series.

WT INVESTMENT TRUST I
SMALL MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                               MARKET
                 SHARES                                                                        VALUE
---------------------------------                                                             ---------
COMMON STOCK ( 90.0%)
AEROSPACE & DEFENSE ( 3.2%)
                 3,700     Goodrich Corp.                                                     $ 116,032
                 1,600     United Defense Industries, Inc.*                                      63,984
                                                                                              ---------
                                                                                                180,016
                                                                                              ---------

BEVERAGES ( 1.5%)
                 2,300     Constellation Brands, Inc. - Class A *                                87,538
                                                                                              ---------

COMMUNICATION & BROADCASTING ( 4.7%)
                 3,900     Belo Corp. - Class A                                                  87,906
                 4,200     Cablevision Systems New York Group - Class A*                         85,176
                 2,900     Entercom Communications Corp.*                                        94,714
                                                                                              ---------
                                                                                                267,796
                                                                                              ---------

COMPUTER SERVICES & SOFTWARE ( 2.9%)
                 2,900     Hyperion Solutions Corp.*                                             98,571
                                                                                              ---------

CONSUMER PRODUCTS & SERVICES ( 1.3%)
                 3,900     Maytag Corp.                                                          71,643
                                                                                              ---------

ELECTRIC, GAS, WATER, & UTILITIES ( 2.2%)
                 3,700     PG&E Corp.*                                                          112,480
                   700     Southern Union Co.                                                    14,350
                                                                                              ---------
                                                                                                126,830
                                                                                              ---------

ENTERTAINMENT & LEISURE ( 4.6%)
                 3,300     Alliance Gaming Corp.*                                                49,698
                 6,200     Intrawest Corp.                                                      117,428
                 2,200     Royal Caribbean Cruises, Ltd.                                         95,920
                                                                                              ---------
                                                                                                263,046
                                                                                              ---------

FINANCE & INSURANCE ( 18.4%)
Diversified Reits (2.0%)
                 3,700     Brascan Corp. - Class A                                              111,740
                                                                                              ---------

Financial Services (2.8%)
                 3,900     Hibernia Corp. - Class A                                             102,999
                   800     Independence Community Bank Corp.                                     31,240
                 2,000     MoneyGram International, Inc.                                         34,160
                                                                                              ---------
                                                                                                168,399
                                                                                              ---------

WT INVESTMENT TRUST I
SMALL MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                               MARKET
                 SHARES                                                                         VALUE
---------------------------------                                                             ---------
Insurance Agents, Brokers, & Services (1.8%)
                  2,700    Willis Group Holdings, Ltd.                                          100,980
                                                                                              ---------

Insurance Carriers (7.7%)
                  1,500    Ambac Financial Group, Inc.                                          119,925
                  1,900    Assurant, Inc.                                                        49,400
                  2,200    Everest Re Group, Ltd.                                               163,526
                  2,900    Fidelity National Financial, Inc.                                    110,490
                                                                                              ---------
                                                                                                443,341
                                                                                              ---------
Savings, Credit, & Other Financial Institutions (2.1%)
                  2,700    North Fork Bancorp, Inc.                                             120,015
                                                                                              ---------

Security & Commodity Brokers, Dealers, & Services (2.0%)
                  9,900    E*TRADE Financial Corp. *                                            113,058
                                                                                              ---------
                                                                                              1,057,533
                                                                                              ---------
HEALTHCARE ( 3.2%)
Health Care Equipment & Supplies (1.6%)
                  1,500    C.R. Bard, Inc.                                                       84,945
                                                                                              ---------

Healthcare - Services (0.9%)
                  1,900    Omnicare, Inc.                                                        53,884
                                                                                              ---------

Pharmaceuticals (0.7%)
                  2,100    Angiotech Pharmaceuticals, Inc.*                                      42,567
                                                                                              ---------
                                                                                                181,396
                                                                                              ---------
MANUFACTURING ( 26.1%)
Automobile Manufacturers (4.7%)
                  2,400    Oshkosh Truck Corp.                                                  136,944
                  5,100    Thor Industries, Inc.                                                134,997
                                                                                              ---------
                                                                                                271,941
                                                                                              ---------
Building Materials & Components (1.3%)
                  2,800    Louisiana-Pacific Corp.                                               72,660
                                                                                              ---------

Chemical & Allied Products (9.2%)
                  5,700     Airgas, Inc.                                                        137,199
                  3,100     International Flavors & Fragrances, Inc.                            118,420
                  4,600     Lyondell Chemical Co.                                               103,316
                 11,300     Methanex Corp.                                                      170,291

                                                                                              ---------
                                                                                                529,226
                                                                                              ---------

WT INVESTMENT TRUST I
SMALL MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                                MARKET
                 SHARES                                                                          VALUE
---------------------------------                                                             ---------
Diversified Manufacturing Industries (1.6%)
                 1,400     Carlisle Cos., Inc.                                                   89,502
                                                                                              ---------

Electronic Components & Equipment (1.7%)
                 2,800     Amphenol Corp. - Class A*                                             95,928
                                                                                              ---------

Hand Held Tools (1.5%)
                 2,000     The Stanley Works                                                     85,060
                                                                                              ---------

Metal Fabrication (1.5%)
                 3,000     Kaydon Corp.                                                          86,310
                                                                                              ---------

Misc. Industrial Machinery & Equipment (4.6%)
                 3,400     Moog, Inc. - Class A*                                                123,420
                 5,400     Watts Water Technologies, Inc. - Class A                             144,990
                 4,600     UNOVA, Inc.*                                                          64,630
                                                                                              ---------
                                                                                                333,040
                                                                                              ---------
                                                                                              1,499,037
                                                                                              ---------

OIL & GAS ( 3.5%)
Drilling Oil & Gas Wells (3.5%)
                 5,100     Pride International, Inc.*                                           100,929
                 1,900     Weatherford International, Ltd.*                                      96,938
                                                                                              ---------
                                                                                                197,867
                                                                                              ---------
PRINTING & PUBLISHING ( 3.5%)
                 1,700     Knight-Ridder, Inc.                                                  111,265
                 2,800     R.R. Donnelley & Sons Co.                                             87,696
                                                                                              ---------
                                                                                                198,961
                                                                                              ---------
REAL ESTATE ( 1.2%)
                 1,400     The Saint Joe Co.                                                     66,878
                                                                                              ---------

SERVICES ( 4.4%)
Business Services (2.9%)
                 4,600     The BISYS Group, Inc.*                                                67,206
                 2,200     Manpower, Inc.                                                        97,878
                                                                                              ---------
                                                                                                165,084
                                                                                              ---------
Medical & Health Services (0.5%)
                 1,700     NDCHealth Corp.                                                       27,285
                                                                                              ---------

WT INVESTMENT TRUST I
SMALL MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                                       MARKET
                 SHARES                                                                                VALUE
---------------------------------                                                                     ---------
Telecommunications Services (1.0%)
                   2,600     Amdocs, Ltd.*                                                               56,758
                                                                                                      ---------
                                                                                                        249,127
                                                                                                      ---------
TELECOMMUNICATIONS EQUIPMENT ( 1.5%)
                  15,900     Arris Group, Inc.*                                                          82,998
                                                                                                      ---------

TRANSPORTATION ( 1.9%)
Railroads (1.9%)
                   3,200     CSX Corp.                                                                  106,240
                                                                                                      ---------

WHOLESALE & RETAIL TRADE ( 5.9%)
Business Equipment & Services (1.3%)
                   1,300     CDW Corp.                                                                   75,439
                                                                                                      ---------

Retail - Automobiles (0.3%)
                     700     United Auto Group, Inc.                                                     17,563
                                                                                                      ---------

Retail Furniture Stores (1.8%)
                   3,300     Tuesday Morning Corp.*                                                     102,036
                                                                                                      ---------

Specialty Retail Stores (2.5%)
                   5,400     Dollar Tree Stores, Inc.*                                                  145,530
                                                                                                      ---------
                                                                                                        340,568
                                                                                                      ---------
TOTAL COMMON STOCK
   (COST $5,040,760)                                                                                  5,140,675
                                                                                                      ---------
SHORT-TERM INVESTMENTS (8.3%)
                 236,498     BlackRock Liquidity Funds TempCash Portfolio - Institutional Series        236,498
                 236,498     BlackRock Liquidity Funds TempFund Portfolio - Institutional Series        236,498
                                                                                                      ---------
TOTAL SHORT-TERM INVESTMENTS
   (COST $472,996)                                                                                      472,996
                                                                                                      ---------

               PAR

U.S. TREASURY OBLIGATIONS ( 1.7%)
    $             50,000     U.S. Treasury Bills, 1.53%, 10/14/04                                     $  49,973
                  20,000     U.S. Treasury Bills, 1.61%, 10/21/04                                        19,982
                  30,000     U.S. Treasury Bills, 1.59%, 10/28/04                                        29,964
                                                                                                      ---------

TOTAL U.S. TREASURY OBLIGATIONS
   (COST $99,919)                                                                                        99,919
                                                                                                      ---------

WT INVESTMENT TRUST I
SMALL MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                              MARKET
               SHARES                                                                          VALUE
---------------------------                                                                  ----------
TOTAL INVESTMENTS (100.0%)
   (COST $5,613,675)                                                                         $5,713,590
                                                                                             ==========

*     Non-incoming producing security.

+ The cost for Federal income tax purposes was $5,613,675. At September 30, 2004 net unrealized appreciation was $99,915. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $169,119, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $69,204.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Investments)

                                                                              Market
                                                                Shares         Value
                                                                -------     -----------
COMMON STOCK -- 95.5%
   CONSTRUCTION & ENGINEERING -- 0.6%
            Beacon Roofing Supply, Inc.*                         33,645     $   551,778
                                                                            -----------
TOTAL CONSTRUCTION & ENGINEERING                                                551,778
                                                                            -----------

   CONSUMER DISCRETIONARY -- 14.5%
      HOUSEHOLD DURABLES -- 2.5%
            Champion Enterprises, Inc.*                         110,710       1,139,206
            Standard Pacific Corp.                               22,165       1,249,441
                                                                            -----------
                                                                              2,388,647
                                                                            -----------

      LEISURE EQUIPMENT & PRODUCTS -- 1.4%
            The Nautilus Group, Inc.                             59,730       1,349,301
                                                                            -----------

      MEDIA -- 1.1%
            Entravision Communications Corp. - Class A*         139,075       1,058,361
                                                                            -----------

      SPECIALTY RETAIL -- 8.5%
            AnnTaylor Stores Corp.*                              28,590         669,006
            Cost Plus, Inc.*                                     48,040       1,699,654
            Hot Topic, Inc.*                                     45,670         778,217
            O'Reilly Automotive, Inc.*                           35,330       1,352,786
            Pacific Sunwear of California, Inc.*                 66,700       1,404,035
            Talbots, Inc.                                        31,205         773,572
            The Finish Line, Inc. - Class A*                     23,640         730,949
            The Gymboree Corp.*                                  53,550         771,120
                                                                            -----------
                                                                              8,179,339
                                                                            -----------

      TEXTILE, APPAREL, & LUXURY GOODS -- 1.0%
            Quicksilver, Inc.*                                   39,550       1,005,361
                                                                            -----------
TOTAL CONSUMER DISCRETIONARY                                                 13,981,009
                                                                            -----------

   CONSUMER STAPLES -- 0.9%
      PERSONAL PRODUCTS -- 0.9%
            NBTY, Inc.*                                          39,410         849,680
                                                                            -----------
TOTAL CONSUMER STAPLES                                                          849,680
                                                                            -----------

ENERGY -- 3.2%
      ENERGY EQUIPMENT & SERVICES -- 2.0%
            Unit Corp.*                                          56,285       1,974,477
                                                                            -----------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Investments)

                                                                               Market
                                                             Shares            Value
                                                            --------        -----------

      OIL & GAS EQUIPMENT/SERVICES -- 1.2%
            Range Resources Corp.                             26,345          460,774
            Tsakos Energy Navigation, Ltd.                    19,770          694,916
                                                                           ----------
                                                                            1,155,690
                                                                           ----------
      TOTAL ENERGY                                                          3,130,167
                                                                           ----------

   FINANCIALS -- 5.8%
      COMMERCIAL BANKS -- 1.5%
            Placer Sierra Bancshares*                         37,195          781,095
            The Bancorp Bank*                                 31,085          632,580
                                                                           ----------
                                                                            1,413,675
                                                                           ----------
      INSURANCE -- 3.1%
            Direct General Corp.                              30,900          893,628
            Philadelphia Consolidated Holding Corp.*          31,200        1,719,744
            Procentury Corp.*                                 37,980          377,901
                                                                           ----------
                                                                            2,991,273
                                                                           ----------

      THRIFTS & MORTGAGE FINANCING -- 1.2%
            Sterling Financial Corp.*                         33,345        1,175,078
                                                                           ----------
TOTAL FINANCIALS                                                            5,580,026
                                                                           ----------

   HEALTHCARE -- 24.2%
      BIOTECHNOLOGY -- 5.7%
            Alkermes, Inc.*                                   52,410          604,811
            Animas, Corp.*                                    44,130          710,493
            Digene Corp.*                                     36,540          948,578
            Isolagen, Inc.*                                   44,295          418,588
            Neurocrine Biosciences, Inc.*                     22,150        1,044,594
            United Therapeutics Corp.*                        50,325        1,757,852
                                                                           ----------
                                                                            5,484,916
                                                                           ----------

      HEALTH CARE EQUIPMENT & SUPPLIES -- 5.3%
            Advanced Neuromodulation Systems, Inc.*           42,575        1,292,151
            Arthrocare Corp.*                                 55,185        1,616,369
            I-Flow Corp.*                                     58,190          842,591
            North American Scientific, Inc.*                  47,700          243,270
            Possis Medical, Inc.*                             35,150          550,449
            SonoSite, Inc.*                                   21,510          560,336
                                                                           ----------
                                                                            5,105,166
                                                                           ----------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Investments)

                                                                                 Market
                                                                   Shares        Value
                                                                  -------      ----------
      HEALTH CARE PROVIDERS & SERVICE -- 10.5%
            Amedisys, Inc.*                                        71,755       2,149,061
            Chemed Corp.                                           14,830         826,624
            Henry Schein, Inc.*                                    31,190       1,943,449
            Symbion, Inc.*                                         76,900       1,238,475
            TLC Vision Corp.*                                     114,495       1,004,121
            United Surgical Partners International, Inc.*          57,030       1,958,981
            VCA Antech, Inc.*                                      52,070       1,074,204
                                                                               ----------
                                                                               10,194,915
                                                                               ----------

      PHARMACEUTICALS -- 2.7%
            Flamel Technologies S.A., ADR*                         59,075         866,630
            Mannkind Corp.*                                        21,050         421,842
            Pain Therapeutics, Inc.*                               64,670         464,977
            Vicuron Pharmaceuticals Inc.**                         54,610         801,675
                                                                               ----------
                                                                                2,555,124
                                                                               ----------
      TOTAL HEALTHCARE                                                         23,340,121
                                                                               ----------

   INDUSTRIALS -- 18.2%
      BUILDING PRODUCTS -- 0.7%
            ElkCorp                                                23,355         648,335
                                                                               ----------

      COMMERCIAL SERVICES & SUPPLIES -- 4.9%
            Corrections Corp. of America**                         27,800         983,008
            Laureate Education, Inc.*                              52,120       1,939,906
            Navigant Consulting, Inc.*                             43,020         944,719
            The Corporate Executive Board Co.*                     14,800         906,352
                                                                               ----------
                                                                                4,773,985
                                                                               ----------

      CONSTRUCTION & ENGINEERING -- 1.4%
            Perini Corp.*                                          96,595       1,377,445
                                                                               ----------

      ELECTRICAL EQUIPMENT -- 0.9%
            Intermagnetics General Corp.*                          39,465         913,615
                                                                               ----------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Investments)

                                                                        Market
                                                          Shares        Value
                                                         -------      ----------
      MACHINERY -- 5.6%
            Briggs & Stratton Corp.                       17,995       1,461,194
            CLARCOR, Inc.                                 32,325       1,540,933
            ESCO Technologies, Inc.*                      20,385       1,381,288
            IDEX Corp.                                    29,680       1,007,933
                                                                      ----------
                                                                       5,391,348
                                                                      ----------

      RAIL & ROAD -- 2.1%
            Overnite Corp.*                               47,865       1,504,397
            SCS Transportation, Inc.*                     27,170         514,600
                                                                      ----------
                                                                       2,018,997
                                                                      ----------

      TRANSPORT INFRASTRUCTURE -- 2.6%
            Sirva, Inc.*                                 107,620       2,464,497
                                                                      ----------
TOTAL INDUSTRIALS                                                     17,588,222
                                                                      ----------

   INFORMATION TECHNOLOGY -- 25.5%
      COMMUNICATIONS EQUIPMENT -- 3.2%
            Harmonic, Inc.*                              123,295         819,912
            Seachange International, Inc.*                56,565         904,474
            Symmetricom, Inc.*                           147,535       1,395,681
                                                                      ----------
                                                                       3,120,067
                                                                      ----------

      COMPUTERS & PERIPHERALS -- 2.8%
            Dot Hill Systems Corp.*                      149,105       1,195,822
            Hypercom Corp.*                               83,865         618,924
            Novatel Wireless, Inc.*                       36,740         863,390
                                                                      ----------
                                                                       2,678,136
                                                                      ----------

      ELECTRONIC EQUIPMENT & INSTRUCTION -- 2.5%
            Digital Theater Systems, Inc.*                65,960       1,203,770
            Radisys Corp.*                                91,605       1,277,890
                                                                      ----------
                                                                       2,481,660
                                                                      ----------

      IT SERVICES -- 4.0%
            Alliance Data Systems Corp.*                  34,065       1,381,676
            Euronet Worldwide, Inc.*                      79,370       1,485,806
            Global Payments, Inc.*                        19,370       1,037,264
                                                                      ----------
                                                                       3,904,746
                                                                      ----------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Investments)

                                                                                                       Market
                                                                                         Shares         Value
                                                                                         ------      ----------
      SEMICONDUCTORS & SEMI EQUIPMENT -- 3.4%
            Sigmatel, Inc.*                                                              41,375         877,564
            Trident Microsystems, Inc.*                                                  56,145         565,380
            Ultratech, Inc.*                                                             65,670       1,029,049
            Zoran Corp.*                                                                 48,895         768,629
                                                                                                     ----------
                                                                                                      3,240,622
                                                                                                     ----------

      SOFTWARE -- 9.6%
            Cognos, Inc.*                                                                37,615       1,336,085
            Kronos, Inc.*                                                                32,560       1,442,082
            Macrovision Corp.*                                                           46,650       1,123,332
            Mentor Graphics Corp.*                                                       67,530         740,466
            MicroStrategy Inc. - Class A*                                                25,610       1,052,315
            Open Solutions, Inc.*                                                        30,080         751,098
            RADWARE, Ltd.*                                                               81,120       1,784,640
            Witness Systems, Inc.*                                                       66,495       1,068,575
                                                                                                     ----------
                                                                                                      9,298,593
                                                                                                     ----------
      TOTAL INFORMATION TECHNOLOGY                                                                   24,723,824
                                                                                                     ----------

   MATERIALS -- 1.1%
      CONTAINERS & PACKAGING -- 1.1%
            Longview Fibre Co.                                                           69,190       1,055,148
                                                                                                     ----------

      TOTAL MATERIALS                                                                                 1,055,148
                                                                                                     ----------

   TELECOMMUNICATION SERVICES -- 1.5%
      DIVERSIFIED TELECOMM SERVICES -- 1.5%
            PTEK Holdings, Inc.*                                                        169,330       1,451,158
                                                                                                     ----------
TOTAL TELECOMMUNICATION SERVICES                                                                      1,451,158
                                                                                                     ----------

TOTAL COMMON STOCK
         (Cost $86,173,990)                                                                          92,251,133
                                                                                                     ----------

SHORT-TERM INVESTMENTS -- 4.5%
            BlackRock Liquidity Funds TempCash Portfolio - Institutional Series       2,191,921       2,191,921
            BlackRock Liquidity Funds TempFund Portfolio - Institutional Series       2,191,921       2,191,921
                                                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
         (Cost $4,383,842)                                                                            4,383,842
                                                                                                     ----------

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP GROWTH SERIES
INVESTMENTS / SEPTEMBER 30, 2004
(Showing Percentage of Total Investments)

                                                                                                       Market
                                                                                         Shares         Value
                                                                                         ------      ----------
TOTAL INVESTMENTS-- 100.0%
      (Cost $90,557,832)                                                                             $96,634,975
                                                                                                     ===========

ADR - American Depository Receipt.

* Non-income producing security.

(+) The cost for Federal income tax purposes was $90,557,832. At September 30, 2004, net unrealized appreciation was $6,077,143. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,322,561 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,245,418.

WT INVESTMENT TRUST I -- EQUITY SERIES / MID CAP SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                         Shares          Value
                                                                                         ------       -----------
COMMON STOCK -- 96.9%
   CONSUMER DISCRETIONARY -- 23.4%
      HOTELS, RESTAURANTS, & LEISURE -- 7.3%
            Harrah's Entertainment, Inc.                                                   5,000      $   264,900
            Ruby Tuesday, Inc.                                                             8,150          227,141
            Starwood Hotels & Resorts Worldwide, Inc.                                      5,600          259,952
            The Cheesecake Factory, Inc.*                                                  2,700          117,180
                                                                                                      -----------
                                                                                                          869,173
                                                                                                      -----------

      HOUSEHOLD DURABLES -- 6.5%
            D.R. Horton, Inc.                                                             11,100          367,520
            Toll Brothers, Inc.*                                                           6,400          296,511
            Yankee Candle Co., Inc.*                                                       3,800          110,048
                                                                                                      -----------
                                                                                                          774,079
                                                                                                      -----------

      MULTILINE RETAIL -- 2.1%
            Dollar Tree Stores, Inc.*                                                      9,200          247,940
                                                                                                      -----------

      SPECIALTY RETAIL -- 7.5%
            Abercrombie & Fitch Co. - Class A                                              6,975          219,713
            Advance Auto Parts, Inc.*                                                      8,000          275,200
            Ross Stores, Inc.                                                             11,900          278,936
            Tractor Supply Co.*                                                            3,200          100,608
                                                                                                      -----------
                                                                                                          874,457
                                                                                                      -----------
      TOTAL CONSUMER DISCRETIONARY                                                                      2,765,649
                                                                                                      -----------

   CONSUMER STAPLES -- 1.7%
      PERSONAL PRODUCTS -- 1.7%
            Alberto-Culver Co. - Class B                                                   4,717          205,095
                                                                                                      -----------
      TOTAL CONSUMER STAPLES                                                                              205,095
                                                                                                      -----------

   ENERGY -- 2.2%
      OIL & GAS DRILLING -- 2.2%
            GlobalSantaFe Corp.                                                            8,400          257,460
                                                                                                      -----------
TOTAL ENERGY                                                                                              257,460
                                                                                                      -----------

   FINANCIALS -- 18.4%
      CAPITAL MARKETS -- 4.4%
            Affiliated Managers Group, Inc.*                                               2,475          132,512
            Investors Financial Service Corp.                                              8,510          384,056
                                                                                                      -----------
                                                                                                          516,568
                                                                                                      -----------

WT INVESTMENT TRUST I -- EQUITY SERIES / MID CAP SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                         Shares          Value
                                                                                         ------       -----------
      COMMERCIAL BANKS -- 7.7%
            Commerce Bancorp, Inc.                                                         6,700          369,840
            North Fork Bancorporation, Inc.                                                9,600          426,720
            TCF Financial Corp.                                                            3,850          116,617
                                                                                                      -----------
                                                                                                          913,177
                                                                                                      -----------

      INSURANCE -- 6.3%
            Arthur J. Gallagher & Co.                                                      6,600          218,658
            Willis Group Holdings Ltd.                                                    14,000          523,599
                                                                                                      -----------
                                                                                                          742,257
                                                                                                      -----------
      TOTAL FINANCIALS                                                                                  2,172,002
                                                                                                      -----------

   HEALTHCARE -- 20.9%
      BIOTECHNOLOGY -- 2.3%
            Celgene Corp.*                                                                 4,725          275,137
                                                                                                      -----------

      HEALTH CARE EQUIPMENT & SUPPLIES -- 9.7%
            Advanced Neuromodulation Systems, Inc.*                                        7,200          218,520
            American Medical Systems Holdings, Inc.*                                       3,500          126,945
            Kinetic Concepts, Inc.*                                                        7,600          399,380
            The Cooper Companies, Inc.                                                     5,825          399,304
                                                                                                      -----------
                                                                                                        1,144,149
                                                                                                      -----------

      HEALTH CARE PROVIDERS & SERVICE -- 6.9%
            Express Scripts, Inc. - Class A*                                               5,300          346,302
            Henry Schein, Inc.*                                                            5,700          355,167
            VCA Antech, Inc.*                                                              5,600          115,528
                                                                                                      -----------
                                                                                                          816,997
                                                                                                      -----------

      PHARMACEUTICALS -- 2.0%
            Barr Laboratories, Inc.*                                                       5,600          232,008
                                                                                                      -----------

      TOTAL HEALTHCARE                                                                                  2,468,291
                                                                                                      -----------

   INDUSTRIALS -- 9.4%
      AIR & FREIGHT LOGISTICS -- 1.0%
            UTI Worldwide, Inc.                                                            2,100          123,501
                                                                                                      -----------

      COMMERCIAL SERVICES & SUPPLIES -- 6.3%
            Corinthian Colleges, Inc.*                                                     8,300          111,884
            Education Management Corp.*                                                    4,300          114,552
            Stericycle, Inc.*                                                              8,050          369,495
            The Corporate Executive Board Co.                                              2,350          143,914
                                                                                                      -----------
                                                                                                          739,845
                                                                                                      -----------

WT INVESTMENT TRUST I -- EQUITY SERIES / MID CAP SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                         Shares          Value
                                                                                         ------       -----------
      MACHINERY -- 2.1%
            Donaldson Co., Inc.                                                            8,950          254,091
                                                                                                      -----------
      TOTAL INDUSTRIALS                                                                                 1,117,437
                                                                                                      -----------

   INFORMATION TECHNOLOGY -- 15.9%
      COMPUTERS & PERIPHERALS -- 2.0%
            Lexmark International Group, Inc. - Class A*                                   2,875          241,529
                                                                                                      -----------

      INTERNET SOFTWARE & SERVICES -- 3.9%
            Ask Jeeves, Inc.*                                                             10,100          330,370
            Internet Security Systems, Inc.*                                               7,600          129,200
                                                                                                      -----------
                                                                                                          459,570
                                                                                                      -----------

      IT SERVICES -- 4.7%
            Affiliated Computer Services, Inc. - Class A*                                  4,880          271,670
            Global Payments, Inc.                                                          5,500          294,525
                                                                                                      -----------
                                                                                                          566,195
                                                                                                      -----------

      SEMICONDUCTORS & SEMI EQUIPMENT -- 4.2%
            Marvell Technology Group Ltd.*                                                 9,200          240,396
            Silicon Laboratories, Inc.*                                                    7,775          257,275
                                                                                                      -----------
                                                                                                          497,671
                                                                                                      -----------
      SOFTWARE -- 1.1%
            Cognos, Inc.*                                                                  3,500          124,320
                                                                                                      -----------
TOTAL INFORMATION TECHNOLOGY                                                                            1,889,285
                                                                                                      -----------

   MATERIALS -- 2.2%
      CHEMICALS -- 2.2%
            The Scotts Co.*                                                                4,150          266,223
                                                                                                      -----------
TOTAL MATERIALS                                                                                           266,223
                                                                                                      -----------

   TELECOMMUNICATION SERVICES -- 2.8%
      WIRELESS TELECOMM SERVICES -- 2.8%
            NII Holdings, Inc.*

                                                                                           8,000          329,680
                                                                                                      -----------
TOTAL TELECOMMUNICATION SERVICES                                                                          329,680
                                                                                                      -----------
      TOTAL COMMON STOCK
         (Cost $10,832,402)                                                                            11,471,122
                                                                                                      -----------
SHORT-TERM INVESTMENTS -- 3.1%
            BlackRock Liquidity Funds TempCash Portfolio - Institutional Series          181,425          181,425

WT INVESTMENT TRUST I -- EQUITY SERIES / MID CAP SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                         Shares          Value
                                                                                         ------       -----------
            BlackRock Liquidity Funds TempFund Portfolio - Institutional Series          181,425          181,425
                                                                                                      -----------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $362,850)                                                                                  362,850
                                                                                                      -----------

TOTAL INVESTMENTS-- 100.0%
      (Cost $11,195,252)+                                                                             $11,833,972
                                                                                                      ===========

*     Non-income producing security.

+ The cost for federal income tax purposes was $11,195,252. At September 30, 2004, net unrealized appreciation was $638,720. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost, of $921,860, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value, of $283,140.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP GROWTH SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                            Market
                                                              Shares        Value
                                                              ------      ----------
COMMON STOCK -- 98.1%
   CONSUMER DISCRETIONARY -- 19.2%
      HOTELS, RESTAURANTS, & LEISURE -- 1.1%
            Ruby Tuesday, Inc.                                16,600      $  462,642
                                                                          ----------
      INTERNET & CATALOG RETAIL -- 1.7%
            eBay, Inc.*                                        8,290         762,183
                                                                          ----------
      MEDIA -- 9.6%
            Comcast Corp. - Class A*                          51,075       1,426,013
            Fox Entertainment Group, Inc. - Class A*          37,600       1,043,024
            Getty Images, Inc.*                               16,670         921,851
            Viacom, Inc. - Class B                            24,810         832,624
                                                                          ----------
                                                                           4,223,512
                                                                          ----------

      SPECIALTY RETAIL -- 6.8%
            Home Depot, Inc.                                  29,475       1,155,420
            The TJX Companies, Inc.                           20,300         447,412
            Wal-Mart Stores, Inc.                             26,200       1,393,840
                                                                          ----------
                                                                           2,996,672
                                                                          ----------
      TOTAL CONSUMER DISCRETIONARY                                         8,445,009
                                                                          ----------

   CONSUMER STAPLES -- 6.3%
      BEVERAGES -- 2.9%
            PepsiCo, Inc.                                     26,150       1,272,197
                                                                          ----------
      HOUSEHOLD PRODUCTS -- 1.3%
            Colgate-Palmolive Co.                             12,875         581,693
                                                                          ----------
      PERSONAL PRODUCTS -- 2.1%
            Avon Products, Inc.                               21,000         917,280
                                                                          ----------
      TOTAL CONSUMER STAPLES                                               2,771,170
                                                                          ----------

   FINANCIALS -- 15.9%
      CAPITAL MARKETS -- 5.7%
            Goldman Sachs Group, Inc.                         10,245         955,244
            J.P. Morgan Chase & Co.                           39,250       1,559,402
                                                                          ----------
                                                                           2,514,646
                                                                          ----------

      CONSUMER FINANCE -- 3.2%
            Capital One Financial Corp.                       18,975       1,402,253
                                                                          ----------
      INSURANCE -- 2.0%
            AFLAC, Inc.                                       22,200         870,462
                                                                          ----------
      THRIFTS & MORTGAGE FINANCING -- 5.0%
            Fannie Mae                                        20,675       1,310,795

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP GROWTH SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                   Market
                                                     Shares         Value
                                                     ------      -----------
         Freddie Mac                                 13,545         883,676
                                                                 ----------
                                                                  2,194,471
                                                                 ----------
   TOTAL FINANCIALS                                               6,981,832
                                                                 ----------

HEALTHCARE -- 26.4%
   BIOTECHNOLOGY -- 3.4%
         Amgen, Inc.*                                26,210       1,485,583
                                                                 ----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 8.0%
         Guidant Corp.                               23,075       1,523,873
         Medtronic, Inc.                             29,400       1,525,860
         Varian Medical Systems, Inc.*               13,700         473,609
                                                                 ----------
                                                                  3,523,342
                                                                 ----------

   HEALTH CARE PROVIDERS & SERVICE -- 4.3%
         Caremark Rx, Inc.*                          31,950       1,024,637
         Medco Health Solutions, Inc.*               27,750         857,475
                                                                 ----------
                                                                  1,882,112
                                                                 ----------

   PHARMACEUTICALS -- 10.7%
         Forest Laboratories, Inc.*                  19,375         871,488
         Johnson & Johnson                           30,150       1,698,349
         Pfizer, Inc.                                69,500       2,126,699
                                                                 ----------
                                                                  4,696,536
                                                                 ----------
   TOTAL HEALTHCARE                                              11,587,573
                                                                 ----------

INDUSTRIALS -- 11.7%
   AEROSPACE & DEFENSE -- 3.1%
         United Technologies Corp.                   14,650       1,368,017
                                                                 ----------
   BUILDING PRODUCTS -- 2.3%
         Masco Corp.                                 29,900       1,032,447
                                                                 ----------
   ELECTRICAL EQUIPMENT -- 3.1%
         Rockwell Automation, Inc.                   34,700       1,342,890
                                                                 ----------
   INDUSTRIAL CONGLOMERATES -- 3.2%
         General Electric Co.                        41,650       1,398,607
                                                                 ----------
   TOTAL INDUSTRIALS                                              5,141,961
                                                                 ----------

INFORMATION TECHNOLOGY -- 16.5%
   COMMUNICATIONS EQUIPMENT -- 2.9%
         Cisco Systems, Inc.*                        71,300       1,290,530
                                                                 ----------

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP GROWTH SERIES
INVESTMENTS / SEPTEMBER 30, 2004 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                        Market
                                                                                         Shares         Value
                                                                                         ------      -----------
      COMPUTERS & PERIPHERALS -- 3.4%
            Dell, Inc.*                                                                  42,450        1,511,219
                                                                                                     -----------
      INTERNET SOFTWARE & SERVICES -- 0.8%
            SINA Corp.*                                                                  13,700          349,213
                                                                                                     -----------
      SEMICONDUCTORS & SEMI EQUIPMENT -- 4.9%
            Intel Corp.                                                                  69,000        1,384,140
            National Semiconductor Corp.*                                                48,100          745,069
                                                                                                     -----------
                                                                                                       2,129,209
                                                                                                     -----------

      SOFTWARE -- 4.5%
            Microsoft Corp.                                                              37,650        1,041,023
            SAP AG - ADR                                                                 24,190          942,201
                                                                                                     -----------
                                                                                                       1,983,224
                                                                                                     -----------

      TOTAL INFORMATION TECHNOLOGY                                                                     7,263,395
                                                                                                     -----------

   MATERIALS -- 2.1%
      CHEMICALS -- 2.1%
            Praxair, Inc.                                                                22,000          940,280
                                                                                                     -----------
      TOTAL MATERIALS                                                                                    940,280
                                                                                                     -----------
      TOTAL COMMON STOCK
         (Cost $41,760,409)                                                                           43,131,220
                                                                                                     -----------
SHORT-TERM INVESTMENTS -- 1.9%
            BlackRock Liquidity Funds TempCash Portfolio - Institutional Series         425,248          425,248
            BlackRock Liquidity Funds TempFund Portfolio - Institutional Series         425,248          425,248
                                                                                                     -----------

      TOTAL SHORT-TERM INVESTMENTS
         (Cost $850,496)                                                                                 850,496
                                                                                                     -----------

TOTAL INVESTMENTS -- 100.0%
      (Cost $42,610,905)+                                                                            $43,981,716
                                                                                                     ===========

ADR -- American Depository Receipt

*     Non-income producing security.

(+) The cost for federal income tax purposes was $42,610,905. At September 30, 2004, net unrealized appreciation was $1,370,811. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,957,940 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,587,129.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WT Mutual Fund

By (Signature and Title)*    /s/ Robert J. Christian
                         -----------------------------------------------------
                             Robert J. Christian, President & Chief Executive
                             Officer
                             (principal executive officer)

Date   November 23, 2004
    __________________________________________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert J. Christian
                         -----------------------------------------------------
                             Robert J. Christian, President & Chief Executive
                             Officer
                             (principal executive officer)

Date   November 23, 2004
    __________________________________________________________________________

By (Signature and Title)*    /s/ John R. Giles
                         -----------------------------------------------------
                             John R. Giles, Vice President & Chief Financial
                             Officer
                             (principal financial officer)

Date   November 23, 2004
    __________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.